UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2021
--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2021

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six months ended January
31, 2021.

There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus ("COVID-19") pandemic, I would like to take this opportunity to convey a brief message on the current
economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration's approach of delegating the lion's share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in
Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of
Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the "American Rescue
Plan Act" into law on March 11, 2021. Not one Republican in Congress voted for the bill.

The current climate strikes me as one where "Cash is King." A recent survey by
Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support "a lot," according to their own release. Overall, respondents said that the $600 checks sent out this past
December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden's American Rescue Plan will make payments of up to
$1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.

While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian
Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the
Federal Reserve's 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.

The state of the U.S. economy is on the mend, but likely won't make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used.
Wesbury believes that a full recovery requires the reopening of the entire U.S.
economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.

We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board's Measure of CEO ConfidenceTM rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of
CEOs expect economic conditions to improve over the next six months, up from 63%
in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate
America's largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500 Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones
Indices. The all-time high was $1.89 trillion, set in the second quarter of
2020.

It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

While 2020 has come and gone, the coronavirus ("COVID-19") pandemic remains the number one battleground for the U.S. and many foreign nations in 2021. The quick approval in late 2020 of two new vaccines by the Food and Drug Administration has lifted the spirits of Americans and investors, but the initial rollout of the vaccines has been much slower than expected. The federal government's
"Operation Warp Speed" initiative called for 20 million vaccinations to be performed in the U.S. by the end of 2020, but it came in at a little more than three million, according to Axios. These statistics suggest that clearing the
COVID-19 hurdle may extend a bit further into 2021 than initially thought.
Remember, these two vaccines, and any others that may gain approval, are likely the best chance we have for fully reopening the U.S. economy.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2021 sees real gross domestic product growth rising by 5.5% worldwide in 2021, a strong rebound from its -3.5% projection for 2020. The IMF is calling for a 5.1% growth rate for the U.S. in 2021, up from its -3.4% estimate for
2020. As has been the case for many years, Emerging Market and Developing
Economies are expected to grow faster than Advanced Economies in 2021. Their
2021 growth rate estimate is 6.3%, up from -2.4% in 2020.

The Biden Administration is negotiating with the Republicans in Congress to see if they can secure bipartisan support for their $1.9 trillion COVID-19 stimulus proposal. GOP lawmakers have countered with their own scaled-down package that would appropriate $618 billion, about one-third what President Joe Biden is asking for. If the negotiations fall through, meaning President Biden can't lock up 60 votes in the Senate, it is believed that he would likely seek to use reconciliation to lower the voting threshold to a 51-50 majority, with Vice
President Kamala Harris casting the final tie-breaking vote. Regardless of the final dollar value of the package, bond investors are anticipating that the U.S.
government will need to issue more Treasury securities over time to finance the
Democrats' economic agenda, and that could, in turn, push bond yields higher moving forward, according to Bloomberg. There is also a chance for higher inflation from the additional stimulus.

SECTOR/EQUITY INVESTING

For the six-month period ended January 31, 2021, all 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 14.47% over the same period. Six of the 11 sectors outperformed the broader index. Those six sectors were Financials (+21.96%), Industrials (+19.33%), Materials (+18.25%),
Information Technology (+17.43%), Communication Services (+14.60%) and Consumer
Discretionary (+14.51%), according to Bloomberg. The sector that posted the lowest total return for the period was Real Estate, up 3.39%.

The Index closed at 3,756.07 on January 29, 2021, 3.66% below its all-time high, according to Bloomberg. A Bloomberg survey of 22 equity strategists found that their average 2021 year-end price target for the Index was 4,074 as of January
20, 2021, according to its own release. The highest and lowest estimates were
4,400 and 3,800, respectively. Brian Wesbury, Chief Economist at First Trust, has a year-end price target of 4,200. The Index earnings look encouraging beyond
2020. As of January 29, 2021, Bloomberg's consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 stood at 23.53% and
16.07%, respectively, a healthy rebound from its -13.89% projection for 2020.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at an all-time high of $8.06 trillion in January
2021, up from $6.37 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $5.52 trillion, up from $4.44 trillion a year ago.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer
Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Discretionary Index. The shares of the
Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the
"Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer
Discretionary Index using the Industry Classification Benchmark ("ICB") sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    32.56%     21.56%     11.28%      11.35%        8.13%       70.66%    193.02%      192.57%
Market Price                           32.46%     21.54%     11.27%      11.33%        8.13%       70.56%    192.55%      192.39%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               33.02%     22.19%     11.97%      12.09%        8.89%       76.04%    213.18%      221.96%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%        9.26%      116.35%    259.32%      237.30%
S&P 500(R) Consumer Discretionary
   Index                               14.51%     33.00%     18.86%      17.81%       12.72%      137.26%    414.99%      417.60%
Russell 1000(R) Consumer
   Discretionary Index(1)              23.73%     41.04%     20.61%      18.09%        N/A        155.21%    427.61%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       73.76%
Communication Services                       14.74
Industrials                                   5.92
Information Technology                        2.95
Consumer Staples                              2.63
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Discovery, Inc., Class A                      1.92%
General Motors Co.                            1.70
Toll Brothers, Inc.                           1.64
Qurate Retail, Inc., Series A                 1.60
Tesla, Inc.                                   1.57
Etsy, Inc.                                    1.56
D.R. Horton, Inc.                             1.56
Lennar Corp., Class A                         1.52
Carvana Co.                                   1.52
Foot Locker, Inc.                             1.51
                                            -------
  Total                                      16.10%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors ("RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the
RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell
1000(R) Consumer Discretionary and Services Index to the Russell 1000(R)
Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer
Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Discretionary Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                       JULY 31, 2010 - JANUARY 31, 2021

                 First Trust
            Consumer Discretionary    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer    Russell 1000(R) Consumer
               AlphaDEX(R) Fund         Discretionary Index           Index         Discretionary Index      Discretionary Index
7/31/10            $10,000                    $10,000                $10,000              $10,000                  $10,000
1/31/11             12,314                     12,358                 11,876               11,952                   12,066
7/31/11             13,475                     13,585                 12,068               12,850                   12,849
1/31/12             13,196                     13,366                 12,345               13,523                   13,479
7/31/12             13,063                     13,251                 13,029               14,378                   14,457
1/31/13             15,612                     15,900                 14,447               16,723                   16,883
7/31/13             18,572                     18,982                 16,446               19,942                   19,956
1/31/14             19,658                     20,172                 17,659               21,298                   21,331
7/31/14             20,869                     21,487                 19,252               22,473                   22,440
1/31/15             22,495                     23,239                 20,090               24,069                   23,970
7/31/15             24,321                     25,214                 21,415               27,795                   27,096
1/31/16             21,145                     21,986                 19,726               25,941                   24,942
7/31/16             23,754                     24,772                 22,452               28,776                   27,858
1/31/17             23,761                     24,861                 23,830               30,215                   29,033
7/31/17             24,964                     26,204                 26,032               32,777                   31,707
1/31/18             29,432                     30,997                 29,987               38,975                   37,706
7/31/18             28,502                     30,107                 30,245               40,480                   38,393
1/31/19             27,530                     29,162                 29,334               39,642                   37,970
7/31/19             29,394                     31,250                 32,666               44,219                   42,702
1/31/20             29,685                     31,675                 35,609               46,284                   45,132
7/31/20             27,219                     29,095                 36,596               53,752                   51,451
1/31/21             36,081                     38,702                 42,675               61,551                   63,661


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples
Index (the "Consumer Staples Index"). The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by
IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                     8.00%     11.29%      5.53%      11.26%       8.80%        30.91%    190.59%      218.42%
Market Price                            7.99%     11.30%      5.53%      11.24%       8.79%        30.89%    190.15%      218.23%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index   8.31%     12.01%      6.25%      12.06%       9.59%        35.38%    212.28%      251.72%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%       9.26%       116.35%    259.32%      237.30%
S&P 500(R) Consumer Staples Index       4.08%      4.65%      7.85%      11.38%       9.50%        45.90%    193.72%      247.77%
Russell 1000(R) Consumer Staples
   Index(1)                             4.23%      2.91%      5.90%      10.75%        N/A         33.21%    177.50%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                             89.77%
Health Care                                   7.68
Materials                                     2.55
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Sprouts Farmers Market, Inc.                  4.65%
Molson Coors Beverage Co., Class B            4.58
Kroger (The) Co.                              4.48
CVS Health Corp.                              4.32
J.M. Smucker (The) Co.                        4.15
Tyson Foods, Inc., Class A                    4.11
Albertsons Cos., Inc., Class A                4.07
Ingredion, Inc.                               3.95
Nu Skin Enterprises, Inc., Class A            3.49
Casey's General Stores, Inc.                  3.46
                                            -------
  Total                                      41.26%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Staples Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2010 - JANUARY 31, 2021

                                                                                                             Russell 1000(R)
            First Trust Consumer Staples   StrataQuant(R) Consumer   Russell 1000(R)   S&P 500(R) Consumer   Consumer Staples
                  AlphaDEX(R) Fund              Staples Index             Index           Staples Index           Index
7/31/10               $10,000                      $10,000               $10,000             $10,000             $10,000
1/31/11                11,194                       11,244                11,876              10,897              10,888
7/31/11                13,120                       13,227                12,068              11,771              12,005
1/31/12                12,677                       12,831                12,345              12,429              12,509
7/31/12                12,723                       12,967                13,029              14,086              14,007
1/31/13                14,821                       15,159                14,447              14,793              14,874
7/31/13                18,306                       18,810                16,446              16,751              16,901
1/31/14                18,971                       19,562                17,659              16,725              16,967
7/31/14                21,079                       21,819                19,252              17,944              18,387
1/31/15                23,844                       24,741                20,090              20,221              20,660
7/31/15                25,947                       27,010                21,415              21,406              22,234
1/31/16                24,850                       25,935                19,726              21,937              22,683
7/31/16                28,334                       29,669                22,452              23,904              24,781
1/31/17                26,523                       27,863                23,830              23,347              24,281
7/31/17                27,396                       28,874                26,032              24,956              25,689
1/31/18                29,705                       31,412                29,987              26,481              26,493
7/31/18                27,543                       29,238                30,245              24,810              24,710
1/31/19                27,069                       28,814                29,334              25,125              24,876
7/31/19                27,770                       29,673                32,666              28,442              27,211
1/31/20                29,231                       31,348                35,609              30,589              29,361
7/31/20                30,118                       32,419                36,596              30,751              28,988
1/31/21                32,528                       35,113                42,675              32,006              30,214


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy
Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol
"FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    34.50%       0.68%    -6.23%      -7.86%       -4.87%      -27.49%    -55.88%      -49.61%
Market Price                           34.35%       0.57%    -6.25%      -7.88%       -4.88%      -27.56%    -55.97%      -49.66%

INDEX PERFORMANCE
StrataQuant(R) Energy Index            35.25%       1.09%    -5.67%      -7.33%       -4.29%      -25.30%    -53.28%      -45.26%
Russell 1000(R) Index                  16.61%      19.84%    16.69%      13.64%        9.26%      116.35%    259.32%      237.30%
S&P 500(R) Energy Index                12.20%     -22.60%    -3.90%      -2.99%       -1.05%      -18.05%    -26.20%      -13.53%
Russell 1000(R) Energy Index(1)        15.61%     -19.25%    -3.55%      -3.22%        N/A        -16.52%    -27.94%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                       88.39%
Information Technology                       11.61
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Continental Resources, Inc.                   5.51%
Cabot Oil & Gas Corp.                         5.14
Exxon Mobil Corp.                             4.96
Marathon Oil Corp.                            4.95
Enphase Energy, Inc.                          4.74
Valero Energy Corp.                           4.55
ConocoPhillips                                4.44
SolarEdge Technologies, Inc.                  4.12
Pioneer Natural Resources Co.                 3.87
Cheniere Energy, Inc.                         3.85
                                            -------
  Total                                      46.13%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the
Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index
into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R)
Energy Index because this index did not exist until on or about September 18,
2008.

StrataQuant(R) and StrataQuant(R) Energy Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             JULY 31, 2010 - JANUARY 31, 2021

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/10          $10,000               $10,000              $10,000            $10,000             $10,000
1/31/11           14,067                14,118               11,876             13,625              13,666
7/31/11           14,869                14,982               12,068             14,241              14,276
1/31/12           12,451                12,592               12,345             13,495              13,388
7/31/12           11,672                11,851               13,029             13,526              13,325
1/31/13           13,890                14,160               14,447             14,969              14,785
7/31/13           14,428                14,749               16,446             16,044              15,838
1/31/14           15,271                15,667               17,659             16,300              16,170
7/31/14           18,077                18,604               19,252             19,001              18,926
1/31/15           13,005                13,403               20,090             15,269              14,999
7/31/15           11,101                11,451               21,415             14,120              13,863
1/31/16            8,558                 8,829               19,726             12,271              11,795
7/31/16            9,694                10,018               22,452             14,408              13,773
1/31/17           10,740                11,142               23,830             15,536              14,883
7/31/17            9,211                 9,591               26,032             14,434              13,709
1/31/18           10,290                10,760               29,987             16,561              15,722
7/31/18           11,648                12,223               30,245             17,281              16,556
1/31/19            9,065                 9,520               29,334             14,518              13,819
7/31/19            7,481                 7,885               32,666             14,518              13,648
1/31/20            6,163                 6,525               35,609             12,992              12,196
7/31/20            4,615                 4,876               36,596              8,962               8,518
1/31/21            6,208                 6,594               42,675             10,055               9,847


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the
"Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    37.47%      9.79%     12.81%      11.06%       6.10%        82.71%    185.42%      125.41%
Market Price                           37.39%      9.73%     12.81%      11.04%       6.09%        82.70%    184.88%      125.26%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        37.94%     10.59%     13.60%      11.86%       6.95%        89.17%    206.76%      151.50%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%       9.26%       116.35%    259.32%      237.30%
S&P 500(R) Financials Index            21.96%     -0.77%     12.83%      10.29%       1.76%        82.85%    166.40%       27.13%
Russell 1000(R) Financials Index(1)    21.20%      5.84%     14.88%      11.91%        N/A        100.08%    208.11%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   99.71%
Information Technology                        0.29
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Invesco Ltd.                                  1.95%
Assured Guaranty Ltd.                         1.87
SLM Corp.                                     1.85
Virtu Financial, Inc., Class A                1.82
Rocket Cos., Inc., Class A                    1.74
Associated Banc-Corp.                         1.74
Franklin Resources, Inc.                      1.74
MetLife, Inc.                                 1.69
White Mountains Insurance Group Ltd.          1.68
Aflac, Inc.                                   1.68
                                            -------
  Total                                      17.76%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Financial Services Index was changed to Russell 1000(R)
Financials Index.

StrataQuant(R) and StrataQuant(R) Financials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2010 - JANUARY 31, 2021

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financials Index
7/31/10            $10,000                  $10,000               $10,000              $10,000               $10,000
1/31/11             11,520                   11,570                11,876               11,222                11,241
7/31/11             11,025                   11,118                12,068               10,196                10,465
1/31/12             11,116                   11,260                12,345                9,786                10,208
7/31/12             11,529                   11,723                13,029               10,310                10,861
1/31/13             13,662                   13,951                14,447               12,355                12,839
7/31/13             16,076                   16,476                16,446               14,685                15,045
1/31/14             16,987                   17,476                17,659               15,241                15,761
7/31/14             17,837                   18,417                19,252               16,360                16,839
1/31/15             18,598                   19,271                20,090               16,960                17,710
7/31/15             20,402                   21,216                21,415               18,716                19,525
1/31/16             17,995                   18,763                19,726               16,352                17,311
7/31/16             20,448                   21,401                22,452               18,010                19,253
1/31/17             23,325                   24,496                23,830               22,080                22,122
7/31/17             25,354                   26,708                26,032               23,950                24,179
1/31/18             28,100                   29,707                29,987               28,659                28,067
7/31/18             28,159                   29,871                30,245               27,177                27,682
1/31/19             26,635                   28,338                29,334               25,479                26,808
7/31/19             29,012                   30,978                32,666               28,115                30,395
1/31/20             29,949                   32,094                35,609               30,128                32,724
7/31/20             23,918                   25,731                36,596               24,512                28,575
1/31/21             32,880                   35,494                42,675               29,895                34,633


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index
(the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)       Ended     Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    13.90%     31.24%     15.14%      15.27%       13.16%      102.39%    314.12%      446.23%
Market Price                           13.86%     31.25%     15.14%      15.26%       13.16%      102.41%    313.85%      446.07%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index       14.25%     32.12%     15.91%      16.05%       13.97%      109.22%    343.00%      502.56%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%        9.26%      116.35%    259.32%      237.30%
S&P 500(R) Health Care Index           10.06%     18.27%     13.73%      15.99%       10.82%       90.27%    340.62%      310.00%
Russell 1000(R) Health Care Index(1)   11.26%     22.11%     14.81%      16.60%        N/A         99.52%    364.31%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                 3.21%
Biogen, Inc.                                  2.23
Quest Diagnostics, Inc.                       2.10
United Therapeutics Corp.                     2.09
Avantor, Inc.                                 2.03
Cigna Corp.                                   2.02
DaVita, Inc.                                  1.93
HCA Healthcare, Inc.                          1.91
Boston Scientific Corp.                       1.91
Bio-Rad Laboratories, Inc., Class A           1.90
                                            -------
  Total                                      21.33%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Health Care Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2010 - JANUARY 31, 2021

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)           Russell 1000(R)
               AlphaDEX(R) Fund          Health Care Index           Index           Health Care Index      Health Care Index
7/31/10             $10,000                   $10,000               $10,000               $10,000                $10,000
1/31/11              12,236                    12,289                11,876                11,188                 11,326
7/31/11              13,267                    13,377                12,068                12,193                 12,316
1/31/12              13,305                    13,470                12,345                12,939                 13,011
7/31/12              13,954                    14,156                13,029                14,074                 14,188
1/31/13              16,574                    16,879                14,447                15,900                 16,132
7/31/13              19,883                    20,333                16,446                19,088                 19,453
1/31/14              23,348                    23,958                17,659                21,125                 21,648
7/31/14              24,810                    25,532                19,252                23,178                 23,678
1/31/15              28,574                    29,500                20,090                26,551                 27,282
7/31/15              32,514                    33,695                21,415                29,542                 30,610
1/31/16              25,039                    26,019                19,726                25,908                 26,355
7/31/16              28,742                    29,961                22,452                29,545                 30,174
1/31/17              27,799                    29,059                23,830                27,894                 28,645
7/31/17              31,249                    32,776                26,032                31,911                 32,718
1/31/18              34,621                    36,431                29,987                35,520                 36,363
7/31/18              35,864                    37,870                30,245                36,159                 37,301
1/31/19              34,885                    36,953                29,334                37,175                 38,323
7/31/19              36,242                    38,550                32,666                37,707                 39,262
1/31/20              38,609                    41,206                35,609                41,673                 43,066
7/31/20              44,488                    47,649                36,596                44,788                 47,266
1/31/21              50,671                    54,439                42,675                49,294                 52,588


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the
StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)
selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.
IDI constructs the Industrials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)     Ended       Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    26.57%     13.79%     16.23%      11.07%       7.68%       112.12%    185.66%      176.40%
Market Price                           26.58%     13.82%     16.22%      11.05%       7.68%       112.07%    185.15%      176.35%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index       26.97%     14.54%     17.04%      11.85%       8.46%       119.60%    206.32%      204.90%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%       9.26%       116.35%    259.32%      237.30%
S&P 500(R) Industrials Index           19.33%      6.77%     12.72%      11.00%       7.88%        81.96%    183.96%      183.44%
Russell 1000(R) Industrials Index(1)   19.67%      7.45%     13.69%      11.53%        N/A         89.96%    197.91%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  65.72%
Information Technology                       15.69
Materials                                    13.22
Consumer Discretionary                        1.54
Utilities                                     1.35
Financials                                    1.34
Health Care                                   1.14
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Brunswick Corp.                               1.54%
Generac Holdings, Inc.                        1.47
Axon Enterprise, Inc.                         1.45
Oshkosh Corp.                                 1.44
Snap-on, Inc.                                 1.42
MKS Instruments, Inc.                         1.42
United Rentals, Inc.                          1.42
Schneider National, Inc., Class B             1.38
Zebra Technologies Corp., Class A             1.37
MDU Resources Group, Inc.                     1.35
                                            -------
  Total                                      14.26%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Producer Durables Index was changed to Russell 1000(R)
Industrials Index.

StrataQuant(R) and StrataQuant(R) Industrials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2010 - JANUARY 31, 2021

            First Trust Industrials/
               Producer Durables         StrataQuant(R)       Russell 1000(R)        S&P 500(R)          Russell 1000(R)
                AlphaDEX(R) Fund        Industrials Index          Index          Industrials Index     Industrials Index
7/31/10             $10,000                  $10,000              $10,000              $10,000               $10,000
1/31/11              12,318                   12,368               11,876               12,080                12,205
7/31/11              11,769                   11,856               12,068               11,639                11,771
1/31/12              12,158                   12,306               12,345               12,316                12,377
7/31/12              11,684                   11,868               13,029               12,413                12,405
1/31/13              13,948                   14,222               14,447               14,031                14,225
7/31/13              16,114                   16,489               16,446               15,972                16,261
1/31/14              18,586                   19,096               17,659               17,847                18,226
7/31/14              19,730                   20,347               19,252               18,643                19,027
1/31/15              19,797                   20,485               20,090               19,774                20,151
7/31/15              19,987                   20,729               21,415               19,931                20,496
1/31/16              16,589                   17,252               19,726               18,852                19,141
7/31/16              19,820                   20,691               22,452               22,016                22,276
1/31/17              23,166                   24,320               23,830               24,107                24,604
7/31/17              24,341                   25,638               26,032               26,045                26,695
1/31/18              28,990                   30,638               29,987               30,296                31,378
7/31/18              28,619                   30,340               30,245               29,430                30,662
1/31/19              26,681                   28,347               29,334               27,796                29,074
7/31/19              29,669                   31,630               32,666               30,484                32,176
1/31/20              30,922                   33,075               35,609               32,130                33,840
7/31/20              27,801                   29,837               36,596               28,746                30,383
1/31/21              35,188                   37,884               42,675               34,302                36,359


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the
"Materials Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    33.93%     31.23%     14.43%       8.51%       8.02%       96.20%     126.40%      188.33%
Market Price                           33.93%     31.30%     14.43%       8.51%       8.02%       96.20%     126.40%      188.33%

INDEX PERFORMANCE
StrataQuant(R) Materials Index         34.45%     32.20%     15.26%       9.32%       8.82%       103.41%    143.84%      219.19%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%       9.26%       116.35%    259.32%      237.30%
S&P 500(R) Materials Index             18.25%     25.61%     15.14%       8.74%       6.70%       102.36%    131.15%      143.70%
Russell 1000(R) Basic Materials
   Index(1)                            15.44%     21.48%     14.62%       9.05%        N/A        97.83%     137.85%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    85.18%
Industrials                                  14.82
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Scotts Miracle-Gro (The) Co.                  5.37%
Royal Gold, Inc.                              4.86
Newmont Corp.                                 4.81
Timken (The) Co.                              4.73
Reliance Steel & Aluminum Co.                 4.69
Westlake Chemical Corp.                       4.53
Steel Dynamics, Inc.                          4.49
CF Industries Holdings, Inc.                  4.13
Huntsman Corp.                                4.06
NewMarket Corp.                               3.81
                                            -------
  Total                                      45.48%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Basic Materials Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS. On September 18,
2020, the name of the Russell 1000(R) Materials and Processing Index was changed to Russell 1000(R) Basic Materials Index.

StrataQuant(R) and StrataQuant(R) Materials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2010 - JANUARY 31, 2021

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)            Russell 1000(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Basic Materials Index
7/31/10            $10,000                 $10,000              $10,000              $10,000                 $10,000
1/31/11             12,281                  12,329               11,876               12,478                  12,528
7/31/11             12,313                  12,414               12,068               12,510                  12,705
1/31/12             12,165                  12,330               12,345               12,527                  12,852
7/31/12             11,725                  11,929               13,029               11,859                  12,218
1/31/13             14,243                  14,556               14,447               13,454                  14,088
7/31/13             14,703                  15,080               16,446               14,081                  14,816
1/31/14             16,489                  16,978               17,659               15,526                  16,279
7/31/14             17,310                  17,883               19,252               17,336                  17,766
1/31/15             16,069                  16,646               20,090               17,064                  17,439
7/31/15             16,554                  17,212               21,415               16,601                  17,249
1/31/16             14,172                  14,778               19,726               14,251                  15,062
7/31/16             18,785                  19,662               22,452               17,996                  19,150
1/31/17             20,780                  21,821               23,830               19,455                  20,833
7/31/17             21,418                  22,569               26,032               20,619                  22,044
1/31/18             25,252                  26,709               29,987               23,979                  25,522
7/31/18             24,244                  25,734               30,245               22,977                  24,583
1/3/119             21,000                  22,355               29,334               20,718                  22,105
7/31/19             21,803                  23,300               32,667               22,944                  24,419
1/31/20             21,188                  22,734               35,610               22,957                  24,532
7/31/20             20,759                  22,358               36,596               24,392                  25,814
1/31/21             27,802                  30,061               42,675               28,844                  29,800


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the
"Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    24.39%     51.72%     30.34%      17.18%       13.64%      276.18%    388.12%      479.31%
Market Price                           24.38%     51.72%     30.34%      17.17%       13.64%      276.20%    387.58%      479.15%

INDEX PERFORMANCE
StrataQuant(R) Technology Index        24.86%     52.81%     31.05%      17.94%       14.46%      286.50%    420.74%      539.16%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%        9.26%      116.35%    259.32%      237.30%
S&P 500(R) Information Technology
   Index                               17.43%     37.14%     28.83%      20.07%       15.39%      254.84%    522.57%      613.80%
Russell 1000(R) Technology Index(1)    19.55%     41.88%     29.07%      19.39%        N/A        258.24%    488.37%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       96.40%
Communication Services                        2.70
Industrials                                   0.58
Consumer Discretionary                        0.32
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
PagerDuty, Inc.                               1.95%
Applied Materials, Inc.                       1.87
Intel Corp.                                   1.86
PTC, Inc.                                     1.85
Twilio, Inc., Class A                         1.77
Inphi Corp.                                   1.75
Elastic N.V.                                  1.74
Pinterest, Inc., Class A                      1.74
MongoDB, Inc.                                 1.72
Lam Research Corp.                            1.71
                                            -------
  Total                                      17.96%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Technology Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2010 - JANUARY 31, 2021

            First Trust Technology      StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information     Russell 1000(R)
               AlphaDEX(R) Fund        Technology Index          Index             Technology Index        Technology Index
7/31/10            $10,000                 $10,000              $10,000                $10,000                 $10,000
1/31/11             13,099                  13,154               11,876                 11,981                  12,062
7/31/11             12,039                  12,141               12,068                 11,920                  11,879
1/31/12             12,193                  12,350               12,345                 12,670                  12,604
7/31/12             11,581                  11,774               13,029                 13,475                  13,131
1/31/13             12,679                  12,944               14,447                 13,700                  13,218
7/31/13             14,424                  14,782               16,446                 14,976                  14,423
1/31/14             16,607                  17,089               17,659                 16,923                  16,385
7/31/14             17,682                  18,258               19,252                 19,187                  18,641
1/31/15             18,670                  19,339               20,090                 20,049                  19,359
7/31/15             19,578                  20,344               21,415                 21,639                  20,654
1/31/16             16,997                  17,722               19,726                 21,020                  19,811
7/31/16             19,659                  20,566               22,452                 23,754                  22,541
1/31/17             22,368                  23,390               23,830                 26,256                  25,037
7/31/17             25,699                  26,955               26,032                 30,756                  29,153
1/31/18             31,669                  33,330               29,987                 37,574                  35,493
7/31/18             32,264                  34,070               30,245                 39,513                  37,261
1/31/19             33,777                  35,671               29,334                 37,233                  35,581
7/31/19             39,749                  42,113               32,667                 45,726                  42,409
1/31/20             42,146                  44,829               35,610                 54,391                  50,025
7/31/20             51,416                  54,859               36,596                 63,521                  59,361
1/31/21             63,957                  68,497               42,675                 74,593                  70,966


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the
"Utilities Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    2.79%      -2.35%      7.23%       8.33%       5.68%        41.79%    122.55%      113.58%
Market Price                           2.75%      -2.38%      7.23%       8.32%       5.68%        41.80%    122.34%      113.48%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index         3.19%      -1.82%      7.92%       9.14%       6.51%        46.36%    139.89%      137.74%
Russell 1000(R) Index                  16.61%     19.84%     16.69%      13.64%       9.26%       116.35%    259.32%      237.30%
S&P 500(R) Utilities Index             3.92%      -6.65%     10.22%      11.04%       6.85%        62.70%    184.84%      148.54%
Russell 1000(R) Utilities Index(1)     5.66%      -4.59%      8.52%       9.74%        N/A         50.48%    153.34%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    94.19%
Industrials                                   5.81
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
NRG Energy, Inc.                              4.70%
UGI Corp.                                     4.38
Avangrid, Inc.                                4.33
Vistra Corp.                                  4.33
Exelon Corp.                                  4.19
PPL Corp.                                     4.18
Consolidated Edison, Inc.                     4.17
Pinnacle West Capital Corp.                   4.01
DTE Energy Co.                                3.33
Public Service Enterprise Group, Inc.         3.30
                                            -------
  Total                                      40.92%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Utilities Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 31, 2010 - JANUARY 31, 2021

            First Trust Utilities    StrataQuant(R)     Russell 1000(R)      S&P 500(R)       Russell 1000(R)
              AlphaDEX(R) Fund       Utilities Index         Index         Utilities Index    Utilities Index
7/31/10            $10,000               $10,000            $10,000            $10,000            $10,000
1/31/11             11,139                11,183             11,876             10,681             11,108
7/31/11             11,703                11,797             12,068             11,409             11,748
1/31/12             11,616                11,757             12,345             12,202             12,139
7/31/12             12,480                12,688             13,029             13,611             14,233
1/31/13             12,996                13,258             14,447             13,451             14,122
7/31/13             14,466                14,888             16,446             14,701             15,466
1/31/14             14,877                15,377             17,659             14,957             15,568
7/31/14             16,359                16,976             19,252             16,062             16,977
1/31/15             18,461                19,217             20,090             19,173             18,235
7/31/15             17,301                18,069             21,415             17,741             17,667
1/31/16             17,481                18,326             19,726             18,699             18,704
7/31/16             21,221                22,338             22,452             21,840             22,025
1/31/17             21,378                22,581             23,830             20,982             21,325
7/31/17             21,978                23,290             26,032             23,086             22,221
1/31/18             20,774                22,084             29,987             22,518             22,318
7/31/18             21,738                23,201             30,245             23,739             22,475
1/31/19             23,110                24,753             29,334             25,013             23,513
7/31/19             24,284                26,060             32,667             27,662             25,789
1/31/20             25,381                27,322             35,610             32,592             29,502
7/31/20             24,116                25,998             36,596             29,275             26,634
1/31/21             24,789                26,828             42,675             30,423             28,141


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2021 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First
Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund,
First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R)
Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust
Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First
Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2020     JANUARY 31, 2021        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,325.60             0.61%             $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,080.00             0.64%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,345.00             0.63%             $3.72
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,374.70             0.64%             $3.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,139.00             0.61%             $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2020     JANUARY 31, 2021        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,265.70             0.63%             $3.60
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,339.30             0.65%             $3.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%             $3.31

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,243.90             0.61%             $3.45
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,027.90             0.67%             $3.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83             0.67%             $3.41


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
   (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AUTO COMPONENTS -- 3.7%
      120,818  Aptiv PLC                        $    16,141,285
      407,399  BorgWarner, Inc.                      17,106,684
      347,962  Gentex Corp.                          11,500,144
       49,490  Lear Corp.                             7,461,112
                                                ---------------
                                                     52,209,225
                                                ---------------
               AUTOMOBILES -- 6.4%
    1,790,888  Ford Motor Co. (a)                    18,858,051
      472,564  General Motors Co.                    23,949,543
      107,233  Harley-Davidson, Inc.                  4,298,971
       27,884  Tesla, Inc. (a)                       22,126,790
      169,288  Thor Industries, Inc.                 20,485,541
                                                ---------------
                                                     89,718,896
                                                ---------------
               BUILDING PRODUCTS -- 0.8%
      137,733  Fortune Brands Home &
                  Security, Inc.                     11,879,471
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.2%
       92,781  Copart, Inc. (a)                      10,182,715
      181,694  IAA, Inc. (a)                         10,381,995
      302,190  Rollins, Inc.                         10,884,884
                                                ---------------
                                                     31,449,594
                                                ---------------
               DISTRIBUTORS -- 2.2%
      446,702  LKQ Corp. (a)                         15,674,773
       42,262  Pool Corp.                            14,968,355
                                                ---------------
                                                     30,643,128
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 5.4%
       22,745  Bright Horizons Family
                  Solutions, Inc. (a)                 3,456,558
      174,270  Chegg, Inc. (a)                       16,600,960
      156,756  frontdoor, Inc. (a)                    8,627,850
       36,894  Graham Holdings Co., Class B          20,959,851
      169,063  Grand Canyon Education,
                  Inc. (a)                           14,360,211
      248,140  H&R Block, Inc.                        4,275,452
      160,304  Service Corp. International            8,084,131
                                                ---------------
                                                     76,365,013
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.8%
      121,555  Dolby Laboratories, Inc.,
                  Class A                            10,700,487
                                                ---------------
               ENTERTAINMENT -- 6.2%
       84,769  Activision Blizzard, Inc.              7,713,979
       54,809  Electronic Arts, Inc.                  7,848,649
      692,262  Lions Gate Entertainment Corp.,
                  Class A (a) (b)                     9,684,745
      107,119  Live Nation Entertainment,
                  Inc. (a)                            7,118,058
       37,467  Madison Square Garden
                  Entertainment Corp. (a)             3,325,196
       14,554  Netflix, Inc. (a)                      7,748,404
       50,025  Spotify Technology S.A. (a)           15,757,875

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENTERTAINMENT (CONTINUED)
       75,755  Take-Two Interactive Software,
                  Inc. (a)                      $    15,185,090
       81,906  World Wrestling Entertainment,
                  Inc., Class A                       4,613,765
      797,465  Zynga, Inc., Class A (a)               7,902,878
                                                ---------------
                                                     86,898,639
                                                ---------------
               FOOD & STAPLES RETAILING -- 2.1%
       41,781  Costco Wholesale Corp.                14,724,878
      109,208  Walmart, Inc.                         15,342,632
                                                ---------------
                                                     30,067,510
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 6.2%
        8,515  Chipotle Mexican Grill, Inc. (a)      12,602,200
       10,262  Domino's Pizza, Inc.                   3,804,739
      816,486  Extended Stay America, Inc.           11,986,015
       53,004  Hyatt Hotels Corp., Class A            3,480,243
       18,338  McDonald's Corp.                       3,811,370
      624,481  MGM Resorts International             17,835,177
       73,571  Starbucks Corp.                        7,122,409
       28,219  Vail Resorts, Inc.                     7,505,125
       34,879  Wynn Resorts Ltd.                      3,471,507
      206,806  Yum China Holdings, Inc.              11,727,968
       36,256  Yum! Brands, Inc.                      3,679,621
                                                ---------------
                                                     87,026,374
                                                ---------------
               HOUSEHOLD DURABLES -- 13.2%
      285,514  D.R. Horton, Inc.                     21,927,475
       98,665  Garmin Ltd.                           11,332,662
      266,508  Leggett & Platt, Inc.                 10,926,828
      258,137  Lennar Corp., Class A                 21,464,092
      139,600  Mohawk Industries, Inc. (a)           20,046,560
      185,375  Newell Brands, Inc.                    4,452,708
        3,857  NVR, Inc. (a)                         17,150,073
      456,336  PulteGroup, Inc.                      19,850,616
      728,796  Tempur Sealy International,
                  Inc. (a)                           19,240,214
      452,671  Toll Brothers, Inc.                   23,131,488
       87,221  Whirlpool Corp.                       16,143,735
                                                ---------------
                                                    185,666,451
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 7.2%
        3,628  Amazon.com, Inc. (a)                  11,632,094
        1,764  Booking Holdings, Inc. (a)             3,429,798
      234,950  eBay, Inc.                            13,277,024
      110,599  Etsy, Inc. (a)                        22,019,155
      118,899  Expedia Group, Inc.                   14,755,366
    1,793,752  Qurate Retail, Inc., Series A         22,601,275
       52,290  Wayfair, Inc., Class A (a)            14,239,613
                                                ---------------
                                                    101,954,325
                                                ---------------
               LEISURE PRODUCTS -- 3.4%
       42,067  Hasbro, Inc.                           3,946,726
    1,127,647  Mattel, Inc. (a)                      20,432,964
      129,696  Peloton Interactive, Inc.,
                  Class A (a)                        18,952,476
       41,304  Polaris, Inc.                          4,818,938
                                                ---------------
                                                     48,151,104
                                                ---------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 8.6%
      653,951  Discovery, Inc., Class A (a)     $    27,086,650
      675,738  Fox Corp., Class A                    21,069,511
      501,980  Interpublic Group of (The)
                  Cos., Inc.                         12,082,659
       76,021  New York Times (The) Co.,
                  Class A                             3,769,881
      180,210  Nexstar Media Group, Inc.,
                  Class A                            20,484,471
      189,295  Omnicom Group, Inc.                   11,808,222
      617,819  Sirius XM Holdings, Inc. (b)           3,867,547
      422,486  ViacomCBS, Inc., Class B              20,490,571
                                                ---------------
                                                    120,659,512
                                                ---------------
               MULTILINE RETAIL -- 4.1%
       37,429  Dollar General Corp.                   7,284,058
      109,280  Dollar Tree, Inc. (a)                 11,109,405
      290,152  Kohl's Corp.                          12,784,097
      144,382  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                           13,677,307
       66,883  Target Corp.                          12,117,193
                                                ---------------
                                                     56,972,060
                                                ---------------
               PERSONAL PRODUCTS -- 0.5%
       29,567  Estee Lauder (The) Cos., Inc.,
                  Class A                             6,997,030
                                                ---------------
               PROFESSIONAL SERVICES -- 0.3%
      188,573  Nielsen Holdings PLC                   4,210,835
                                                ---------------
               ROAD & RAIL -- 2.5%
       43,348  AMERCO                                20,045,849
      308,667  Uber Technologies, Inc. (a)           15,720,410
                                                ---------------
                                                     35,766,259
                                                ---------------
               SOFTWARE -- 2.2%
      295,092  2U, Inc. (a)                          12,069,263
       24,568  Trade Desk (The), Inc.,
                  Class A (a)                        18,818,842
                                                ---------------
                                                     30,888,105
                                                ---------------
               SPECIALTY RETAIL -- 18.2%
       74,959  Advance Auto Parts, Inc.              11,179,385
      225,563  AutoNation, Inc. (a)                  16,078,131
        6,636  AutoZone, Inc. (a)                     7,421,503
      157,747  Best Buy Co., Inc.                    17,166,029
       15,046  Burlington Stores, Inc. (a)            3,744,949
       83,321  CarMax, Inc. (a)                       9,813,547
       82,144  Carvana Co. (a)                       21,455,191
      280,050  Dick's Sporting Goods, Inc.           18,766,151
       89,966  Five Below, Inc. (a)                  15,809,725
      211,923  Floor & Decor Holdings, Inc.,
                  Class A (a)                        19,511,751
      486,585  Foot Locker, Inc.                     21,322,155
       29,629  Home Depot (The), Inc.                 8,024,126
       73,553  Lowe's Cos., Inc.                     12,272,318
        8,693  O'Reilly Automotive, Inc. (a)          3,698,611
      331,324  Penske Automotive Group, Inc.         19,826,428
       64,096  Ross Stores, Inc.                      7,133,244
      115,258  TJX (The) Cos., Inc.                   7,381,122

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       55,984  Tractor Supply Co.               $     7,935,172
       27,408  Ulta Beauty, Inc. (a)                  7,667,662
      154,571  Williams-Sonoma, Inc.                 19,927,293
                                                ---------------
                                                    256,134,493
                                                ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 3.8%
       83,670  Carter's, Inc.                         7,366,307
       45,038  Columbia Sportswear Co.                3,939,023
    1,079,689  Hanesbrands, Inc.                     16,508,445
       11,307  Lululemon Athletica, Inc. (a)          3,716,385
       55,639  NIKE, Inc., Class B                    7,432,814
       37,939  Ralph Lauren Corp.                     3,833,736
      219,007  Skechers U.S.A., Inc.,
                  Class A (a)                         7,551,361
       46,078  VF Corp.                               3,542,016
                                                ---------------
                                                     53,890,087
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,408,248,598
               (Cost $1,148,718,403)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    4,896,792  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       4,896,792
      894,876  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     894,876
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             5,791,668
               (Cost $5,791,668)                ---------------

               TOTAL INVESTMENTS -- 100.4%        1,414,040,266
               (Cost $1,154,510,071) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%              (5,688,142)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,408,352,124
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,700,658 and the total value of the collateral held by the Fund is $4,896,792.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $265,812,469 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,282,274. The net unrealized appreciation was $259,530,195.

Page 26                 See Notes to Financial Statements


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $1,408,248,598   $          --   $         --
Money Market
   Funds                 5,791,668              --             --
                    ---------------------------------------------
Total Investments   $1,414,040,266   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     4,700,658
Non-cash Collateral(2)                               (4,700,658)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 27


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               BEVERAGES -- 10.8%
        7,614  Boston Beer (The) Co., Inc.,
                  Class A (a)                   $     6,981,200
      118,266  Keurig Dr Pepper, Inc.                 3,760,859
      209,368  Molson Coors Beverage Co.,
                  Class B                            10,501,899
       40,923  Monster Beverage Corp. (a)             3,553,344
                                                ---------------
                                                     24,797,302
                                                ---------------
               CHEMICALS -- 2.5%
      146,611  Corteva, Inc.                          5,843,915
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 20.4%
      538,183  Albertsons Cos., Inc.,
                  Class A (b)                         9,348,239
       42,371  Casey's General Stores, Inc.           7,943,715
       48,209  Grocery Outlet Holding Corp. (a)       2,058,042
      297,902  Kroger (The) Co.                      10,277,619
      470,711  Sprouts Farmers Market, Inc. (a)      10,661,604
       25,478  Sysco Corp.                            1,821,932
       94,901  Walgreens Boots Alliance, Inc.         4,768,775
                                                ---------------
                                                     46,879,926
                                                ---------------
               FOOD PRODUCTS -- 42.8%
      150,152  Archer-Daniels-Midland Co.             7,509,102
      115,413  Bunge Ltd.                             7,552,627
      117,412  Campbell Soup Co.                      5,648,691
      208,744  Conagra Brands, Inc.                   7,222,543
       83,619  Flowers Foods, Inc.                    1,919,892
      128,723  General Mills, Inc.                    7,478,806
       12,424  Hershey (The) Co.                      1,806,947
      121,793  Hormel Foods Corp.                     5,707,220
      120,262  Ingredion, Inc.                        9,076,173
       81,846  J.M. Smucker (The) Co.                 9,527,693
       91,219  Kellogg Co.                            5,376,448
       97,091  Mondelez International, Inc.,
                  Class A                             5,382,725
      385,979  Pilgrim's Pride Corp. (a)              7,480,273
       18,732  Post Holdings, Inc. (a)                1,776,730
      133,605  TreeHouse Foods, Inc. (a)              5,642,139
      146,827  Tyson Foods, Inc., Class A             9,442,444
                                                ---------------
                                                     98,550,453
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.7%
       19,356  AmerisourceBergen Corp.                2,016,895
      138,527  CVS Health Corp.                       9,925,460
       32,639  McKesson Corp.                         5,694,526
                                                ---------------
                                                     17,636,881
                                                ---------------
               HOUSEHOLD PRODUCTS -- 9.6%
       18,743  Clorox (The) Co.                       3,925,909
       22,133  Colgate-Palmolive Co.                  1,726,374
       28,069  Kimberly-Clark Corp.                   3,707,915
       27,200  Procter & Gamble (The) Co.             3,487,312
      188,978  Reynolds Consumer Products,
                  Inc.                                5,669,340
       47,918  Spectrum Brands Holdings, Inc.         3,621,163
                                                ---------------
                                                     22,138,013
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PERSONAL PRODUCTS -- 4.3%
       39,382  Herbalife Nutrition Ltd. (a)     $     2,006,907
      138,555  Nu Skin Enterprises, Inc.,
                  Class A                             8,018,178
                                                ---------------
                                                     10,025,085
                                                ---------------
               TOBACCO -- 1.6%
       45,716  Philip Morris International,
                  Inc.                                3,641,279
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          229,512,854
               (Cost $214,050,533)              ---------------

               MONEY MARKET FUNDS -- 3.7%
    8,179,103  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       8,179,103
      426,464  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     426,464
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 3.7%                             8,605,567
               (Cost $8,605,567)                ---------------

               TOTAL INVESTMENTS -- 103.4%          238,118,421
               (Cost $222,656,100) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.4)%              (7,900,825)
                                                ---------------
               NET ASSETS -- 100.0%             $   230,217,596
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,914,971 and the total value of the collateral held by the Fund is $8,179,103.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,148,612 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,686,291. The net unrealized appreciation was $15,462,321.

Page 28                 See Notes to Financial Statements


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $  229,512,854   $          --   $         --
Money Market
   Funds                 8,605,567              --             --
                    ---------------------------------------------
Total Investments   $  238,118,421   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     7,914,971
Non-cash Collateral(2)                               (7,914,971)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 29


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                            VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               ENERGY EQUIPMENT & SERVICES
                  -- 7.8%
      147,973  Baker Hughes Co.                 $     2,972,778
       71,418  Halliburton Co.                        1,259,099
      199,824  Helmerich & Payne, Inc.                4,851,727
      224,708  NOV, Inc.                              2,781,885
       61,834  Schlumberger N.V.                      1,373,333
                                                ---------------
                                                     13,238,822
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 80.4%
      400,173  Antero Midstream Corp.                 3,241,401
       95,121  Apache Corp.                           1,358,328
      473,793  Cabot Oil & Gas Corp.                  8,684,626
      102,790  Cheniere Energy, Inc. (a)              6,509,691
       73,067  Chevron Corp.                          6,225,308
       35,985  Cimarex Energy Co.                     1,517,847
      187,495  ConocoPhillips                         7,505,425
      473,210  Continental Resources, Inc. (b)        9,317,505
       85,381  Devon Energy Corp.                     1,405,371
       63,743  Diamondback Energy, Inc.               3,613,591
      123,738  EOG Resources, Inc.                    6,305,688
      364,119  EQT Corp.                              5,938,781
      767,489  Equitrans Midstream Corp.              5,103,802
      187,125  Exxon Mobil Corp.                      8,390,685
       25,572  Hess Corp.                             1,380,376
      179,030  HollyFrontier Corp.                    5,095,194
      451,404  Kinder Morgan, Inc.                    6,355,768
    1,156,419  Marathon Oil Corp.                     8,372,473
       74,598  Marathon Petroleum Corp.               3,219,650
      382,481  Murphy Oil Corp.                       4,731,290
      178,237  Occidental Petroleum Corp.             3,575,434
      120,584  ONEOK, Inc.                            4,802,861
       44,114  Phillips 66                            2,990,929
       54,182  Pioneer Natural Resources Co.          6,550,604
       51,172  Targa Resources Corp.                  1,400,578
      136,353  Valero Energy Corp.                    7,694,400
      230,821  Williams (The) Cos., Inc.              4,900,330
                                                ---------------
                                                    136,187,936
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 11.6%
       43,958  Enphase Energy, Inc. (a)               8,015,741
       46,785  First Solar, Inc. (a)                  4,638,733
       24,170  SolarEdge Technologies, Inc. (a)       6,968,936
                                                ---------------
                                                     19,623,410
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          169,050,168
               (Cost $161,581,759)              ---------------

               MONEY MARKET FUNDS -- 4.7%
    7,757,080  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       7,757,080

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS
                  (CONTINUED)
      151,459  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)             $       151,459
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 4.7%                             7,908,539
               (Cost $7,908,539)                ---------------

               TOTAL INVESTMENTS -- 104.5%          176,958,707
               (Cost $169,490,298) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.5)%              (7,599,925)
                                                ---------------
               NET ASSETS -- 100.0%             $   169,358,782
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,204,571 and the total value of the collateral held by the Fund is $7,757,080.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,769,569 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,301,160. The net unrealized appreciation was $7,468,409.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $  169,050,168   $          --   $         --
Money Market
   Funds                 7,908,539              --             --
                    ---------------------------------------------
Total Investments   $  176,958,707   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

Page 30                 See Notes to Financial Statements


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     7,204,571
Non-cash Collateral(2)                               (7,204,571)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 31


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BANKS -- 31.9%
      713,227  Associated Banc-Corp.            $    12,795,292
      152,836  Bank of America Corp.                  4,531,587
       30,241  Bank of Hawaii Corp.                   2,364,544
      222,233  Bank OZK                               8,258,178
      135,308  BOK Financial Corp.                    9,993,849
      150,261  Citigroup, Inc.                        8,713,635
      129,548  Citizens Financial Group, Inc.         4,720,729
      124,404  Comerica, Inc.                         7,115,909
       53,112  Cullen/Frost Bankers, Inc.             4,899,051
      137,040  East West Bancorp, Inc.                8,214,178
      975,282  F.N.B. Corp.                           9,616,281
      252,039  Fifth Third Bancorp                    7,291,488
       12,109  First Citizens BancShares, Inc.,
                  Class A                             7,216,843
      196,475  First Hawaiian, Inc.                   4,568,044
      726,123  First Horizon Corp.                   10,085,848
      550,196  Huntington Bancshares, Inc.            7,276,342
       36,447  JPMorgan Chase & Co.                   4,689,635
      282,304  KeyCorp                                4,759,645
       72,770  M&T Bank Corp.                         9,639,842
      716,566  People's United Financial, Inc.        9,788,292
       71,923  Pinnacle Financial Partners,
                  Inc.                                4,928,883
       31,100  PNC Financial Services Group
                  (The), Inc.                         4,463,472
      164,514  Popular, Inc.                          9,336,170
      100,175  Prosperity Bancshares, Inc.            6,755,802
      143,678  Regions Financial Corp.                2,443,963
       34,238  Signature Bank                         5,655,775
      386,484  Sterling Bancorp                       7,134,495
        5,968  SVB Financial Group (a)                2,612,671
      143,111  Synovus Financial Corp.                5,323,729
      187,712  TCF Financial Corp.                    7,294,488
      144,992  Truist Financial Corp.                 6,956,716
       99,443  U.S. Bancorp                           4,261,133
      109,896  Webster Financial Corp.                5,137,638
       76,753  Wells Fargo & Co.                      2,293,380
       77,271  Western Alliance Bancorp               5,268,337
       75,840  Wintrust Financial Corp.               4,564,810
      106,651  Zions Bancorp N.A.                     4,707,575
                                                ---------------
                                                    235,678,249
                                                ---------------
               CAPITAL MARKETS -- 21.4%
       22,776  Affiliated Managers Group, Inc.        2,509,687
       11,913  Ameriprise Financial, Inc.             2,357,225
      286,536  Bank of New York Mellon
                  (The) Corp.                        11,412,729
       74,627  Cboe Global Markets, Inc.              6,845,535
       42,250  Evercore, Inc., Class A                4,609,475
      486,615  Franklin Resources, Inc.              12,793,108
       26,339  Goldman Sachs Group (The),
                  Inc.                                7,142,347
       20,101  Intercontinental Exchange, Inc.        2,218,145
      697,674  Invesco Ltd.                          14,365,108
       57,218  KKR & Co., Inc.                        2,228,641
       54,765  Lazard Ltd., Class A                   2,256,318
       88,909  LPL Financial Holdings, Inc.           9,632,401
        4,069  MarketAxess Holdings, Inc.             2,200,352

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      135,190  Morgan Stanley                   $     9,064,490
       52,502  Morningstar, Inc.                     12,069,685
       10,385  MSCI, Inc.                             4,105,191
       17,441  Nasdaq, Inc.                           2,359,244
       49,742  Northern Trust Corp.                   4,436,489
       48,429  Raymond James Financial, Inc.          4,839,510
      161,217  SEI Investments Co.                    8,520,318
      127,313  State Street Corp.                     8,911,910
       61,200  T. Rowe Price Group, Inc.              9,576,576
      483,141  Virtu Financial, Inc., Class A        13,416,826
                                                ---------------
                                                    157,871,310
                                                ---------------
               CONSUMER FINANCE -- 6.7%
      259,829  Ally Financial, Inc.                   9,831,930
       20,087  Credit Acceptance Corp. (a) (b)        7,748,962
      192,387  OneMain Holdings, Inc.                 8,957,539
      420,762  Santander Consumer USA
                  Holdings, Inc.                      9,298,840
      981,489  SLM Corp.                             13,623,067
                                                ---------------
                                                     49,460,338
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 3.2%
       52,438  Berkshire Hathaway, Inc.,
                  Class B (a)                        11,949,047
      494,322  Jefferies Financial Group, Inc.       11,542,419
                                                ---------------
                                                     23,491,466
                                                ---------------
               INSURANCE -- 31.5%
      273,456  Aflac, Inc.                           12,354,742
      110,618  Allstate (The) Corp.                  11,856,037
       26,445  American Financial Group, Inc.         2,489,532
      256,876  Arch Capital Group Ltd. (a)            8,068,475
       18,714  Arthur J. Gallagher & Co.              2,159,783
       16,996  Assurant, Inc.                         2,302,448
      386,170  Assured Guaranty Ltd.                 13,805,578
      214,772  Athene Holding Ltd., Class A (a)       8,782,027
       48,863  Brown & Brown, Inc.                    2,105,507
       15,058  Chubb Ltd.                             2,193,499
       79,522  Cincinnati Financial Corp.             6,687,005
        9,422  Erie Indemnity Co., Class A            2,290,488
       39,585  Everest Re Group Ltd.                  8,355,602
      237,031  Fidelity National Financial,
                  Inc.                                8,604,225
      235,530  First American Financial Corp.        12,315,864
       73,166  Globe Life, Inc.                       6,613,475
       59,437  Hanover Insurance Group
                  (The), Inc.                         6,684,879
      248,268  Hartford Financial Services
                  Group (The), Inc.                  11,921,829
      158,277  Kemper Corp.                          11,134,787
      184,152  Lincoln National Corp.                 8,377,074
        2,234  Markel Corp. (a)                       2,165,818
      259,017  MetLife, Inc.                         12,471,669
      247,607  Old Republic International
                  Corp.                               4,481,687
       17,295  Primerica, Inc.                        2,409,366
      140,073  Principal Financial Group, Inc.        6,901,397
       98,179  Progressive (The) Corp.                8,560,227

Page 32                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       59,954  Reinsurance Group of America,
                  Inc.                          $     6,298,168
       41,898  RenaissanceRe Holdings Ltd.            6,303,135
       49,496  Travelers (The) Cos., Inc.             6,746,305
      530,099  Unum Group                            12,314,200
       12,158  White Mountains Insurance
                  Group Ltd.                         12,401,160
       10,993  Willis Towers Watson PLC               2,230,919
                                                ---------------
                                                    232,386,907
                                                ---------------
               IT SERVICES -- 0.3%
       15,124  Broadridge Financial Solutions,
                  Inc.                                2,137,172
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.6%
      240,037  Starwood Property Trust, Inc.          4,503,094
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 4.2%
      968,967  MGIC Investment Corp.                 11,356,293
      658,669  New York Community Bancorp,
                  Inc.                                6,889,678
      601,410  Rocket Cos., Inc.,
                  Class A (a) (b)                    12,846,117
                                                ---------------
                                                     31,092,088
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          736,620,624
               (Cost $654,293,505)              ---------------

               MONEY MARKET FUNDS -- 2.3%
   15,563,858  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                      15,563,858
    1,178,611  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   1,178,611
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 2.3%                            16,742,469
               (Cost $16,742,469)               ---------------

               TOTAL INVESTMENTS -- 102.1%          753,363,093
               (Cost $671,035,974) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.1)%             (15,358,438)
                                                ---------------
               NET ASSETS -- 100.0%             $   738,004,655
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $15,426,219 and the total value of the collateral held by the Fund is $15,563,858.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,920,127 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,593,008. The net unrealized appreciation was $82,327,119.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $  736,620,624   $          --   $         --
Money Market
   Funds                16,742,469              --             --
                    ---------------------------------------------
Total Investments   $  753,363,093   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    15,426,219
Non-cash Collateral(2)                              (15,426,219)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 33


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100%
               BIOTECHNOLOGY -- 17.9%
      146,579  AbbVie, Inc.                     $    15,021,416
      207,380  ACADIA Pharmaceuticals,
                  Inc. (a)                            9,964,609
      122,760  Acceleron Pharma, Inc. (a)            14,182,463
      177,396  Alexion Pharmaceuticals,
                  Inc. (a)                           27,200,129
      113,193  Biogen, Inc. (a)                      31,989,474
      252,857  BioMarin Pharmaceutical,
                  Inc. (a)                           20,931,502
      167,356  Exact Sciences Corp. (a)              22,954,549
      552,394  Exelixis, Inc. (a)                    12,268,671
      265,304  Moderna, Inc. (a)                     45,940,040
      256,306  Sage Therapeutics, Inc. (a)           20,671,079
       65,028  Sarepta Therapeutics, Inc. (a)         5,813,503
      182,596  United Therapeutics Corp. (a)         29,912,877
                                                ---------------
                                                    256,850,312
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 21.5%
       47,816  Abbott Laboratories                    5,909,580
       34,196  ABIOMED, Inc. (a)                     11,908,757
       41,493  Align Technology, Inc. (a)            21,799,592
       65,246  Baxter International, Inc.             5,012,850
       20,923  Becton, Dickinson and Co.              5,477,432
      770,970  Boston Scientific Corp. (a)           27,323,177
       14,409  Cooper (The) Cos., Inc.                5,245,452
       23,568  Danaher Corp.                          5,605,413
       57,386  Edwards Lifesciences Corp. (a)         4,738,936
       80,272  Globus Medical, Inc.,
                  Class A (a)                         4,951,980
       44,087  Haemonetics Corp. (a)                  5,038,703
      160,314  Hill-Rom Holdings, Inc.               15,396,557
      304,450  Hologic, Inc. (a)                     24,273,799
       51,687  ICU Medical, Inc. (a)                 10,568,958
       44,358  IDEXX Laboratories, Inc. (a)          21,233,287
       61,440  Insulet Corp. (a)                     16,415,539
       13,552  Intuitive Surgical, Inc. (a)          10,132,017
       41,310  Masimo Corp. (a)                      10,572,055
       94,644  Medtronic PLC                         10,536,717
      160,173  Novocure Ltd. (a)                     25,781,446
       29,142  Quidel Corp. (a)                       7,313,768
       52,157  ResMed, Inc.                          10,513,287
       58,492  STERIS PLC                            10,944,438
       45,244  Stryker Corp.                          9,999,376
       12,721  Teleflex, Inc.                         4,803,831
       29,914  Varian Medical Systems, Inc. (a)       5,252,001
       39,133  West Pharmaceutical Services,
                  Inc.                               11,719,942
                                                ---------------
                                                    308,468,890
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 29.3%
      312,493  Acadia Healthcare Co., Inc. (a)       15,837,145
       75,591  Amedisys, Inc. (a)                    21,718,050
       69,056  Anthem, Inc.                          20,508,251
      206,993  Cardinal Health, Inc.                 11,121,734
      369,367  Centene Corp. (a)                     22,272,830

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       20,815  Chemed Corp.                     $    10,780,089
      133,137  Cigna Corp.                           28,897,386
      236,085  DaVita, Inc. (a)                      27,709,296
      268,147  Encompass Health Corp.                21,559,019
      172,044  Guardant Health, Inc. (a)             26,752,842
      168,530  HCA Healthcare, Inc.                  27,382,754
      331,635  Henry Schein, Inc. (a)                21,838,165
       67,556  Humana, Inc.                          25,881,379
       77,160  Laboratory Corp. of America
                  Holdings (a)                       17,662,696
      104,256  Molina Healthcare, Inc. (a)           22,270,124
      789,640  Premier, Inc., Class A                26,745,107
      232,579  Quest Diagnostics, Inc.               30,037,578
       44,787  UnitedHealth Group, Inc.              14,940,047
      201,573  Universal Health Services, Inc.,
                  Class B                            25,132,122
                                                ---------------
                                                    419,046,614
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.9%
       26,182  Teladoc Health, Inc. (a)               6,907,597
       19,230  Veeva Systems, Inc., Class A (a)       5,315,941
                                                ---------------
                                                     12,223,538
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 18.4%
      110,918  10X Genomics, Inc., Class A (a)       18,983,616
      265,617  Adaptive Biotechnologies
                  Corp. (a)                          14,733,775
      132,551  Agilent Technologies, Inc.            15,928,654
      984,595  Avantor, Inc. (a)                     29,035,707
       47,546  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        27,280,468
       34,913  Bio-Techne Corp.                      11,343,583
      290,152  Bruker Corp.                          16,796,899
       88,742  Charles River Laboratories
                  International, Inc. (a)            22,988,615
       61,878  IQVIA Holdings, Inc. (a)              11,001,908
      154,517  PerkinElmer, Inc.                     22,724,815
      125,207  PRA Health Sciences, Inc. (a)         15,430,511
       99,060  QIAGEN N.V. (a)                        5,364,099
      115,708  Repligen Corp. (a)                    23,141,600
      230,529  Syneos Health, Inc. (a)               17,139,831
       23,802  Thermo Fisher Scientific, Inc.        12,131,879
                                                ---------------
                                                    264,025,960
                                                ---------------
               PHARMACEUTICALS -- 12.0%
       84,399  Bristol-Myers Squibb Co.               5,184,631
       50,305  Catalent, Inc. (a)                     5,787,590
       31,008  Eli Lilly and Co.                      6,448,734
      303,118  Horizon Therapeutics PLC (a)          21,969,993
       95,159  Jazz Pharmaceuticals PLC (a)          14,797,225
       99,796  Johnson & Johnson                     16,279,721
      192,004  Merck & Co., Inc.                     14,797,748
      351,207  Perrigo Co. PLC                       14,996,539
      426,676  Pfizer, Inc.                          15,317,668
      553,773  Royalty Pharma PLC, Class A           26,032,869
    1,478,995  Viatris, Inc. (a)                     25,128,125

Page 34                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
       31,633  Zoetis, Inc.                     $     4,879,390
                                                ---------------
                                                    171,620,233
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100%                         1,432,235,547
               (Cost $1,185,699,895)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      814,056  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     814,056
               (Cost $814,056)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,433,049,603
               (Cost $1,186,513,951) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (566,661)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,432,482,942
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $261,131,359 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,595,707. The net unrealized appreciation was $246,535,652.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $1,432,235,547   $          --   $         --
Money Market
   Funds                   814,056              --             --
                    ---------------------------------------------
Total Investments   $1,433,049,603   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 8.4%
       99,413  Axon Enterprise, Inc. (a)        $    16,319,638
      101,176  BWX Technologies, Inc.                 5,455,410
      104,826  Curtiss-Wright Corp.                  10,879,890
      102,201  General Dynamics Corp.                14,990,843
      213,413  Howmet Aerospace, Inc.                 5,245,691
       89,360  Huntington Ingalls Industries,
                  Inc.                               14,059,009
       34,634  Mercury Systems, Inc. (a)              2,461,092
       30,062  Northrop Grumman Corp.                 8,616,070
        7,757  Teledyne Technologies, Inc. (a)        2,769,327
      189,182  Textron, Inc.                          8,562,377
        9,974  TransDigm Group, Inc. (a)              5,518,415
                                                ---------------
                                                     94,877,762
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 4.7%
       64,794  C.H. Robinson Worldwide, Inc.          5,543,775
       96,170  Expeditors International of
                  Washington, Inc.                    8,609,138
       46,955  FedEx Corp.                           11,050,390
       90,330  United Parcel Service, Inc.,
                  Class B                            14,001,150
      127,702  XPO Logistics, Inc. (a)               14,099,578
                                                ---------------
                                                     53,304,031
                                                ---------------
               BUILDING PRODUCTS -- 3.4%
      166,827  A.O. Smith Corp.                       9,058,706
      161,442  Carrier Global Corp.                   6,215,517
       65,257  Johnson Controls International
                  PLC                                 3,251,104
      110,833  Masco Corp.                            6,019,340
      145,479  Trex Co., Inc. (a)                    13,350,608
                                                ---------------
                                                     37,895,275
                                                ---------------
               CHEMICALS -- 0.8%
       21,019  PPG Industries, Inc.                   2,831,469
       33,685  RPM International, Inc.                2,778,002
        4,116  Sherwin-Williams (The) Co.             2,847,449
                                                ---------------
                                                      8,456,920
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
    1,163,780  ADT, Inc.                             10,508,933
        8,649  Cintas Corp.                           2,751,420
                                                ---------------
                                                     13,260,353
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.8%
       61,127  AECOM (a)                              3,062,462
       27,857  Jacobs Engineering Group, Inc.         2,812,443
      211,540  Quanta Services, Inc.                 14,907,224
       52,376  Valmont Industries, Inc.              10,104,378
                                                ---------------
                                                     30,886,507
                                                ---------------
               CONSTRUCTION MATERIALS -- 2.8%
       90,246  Eagle Materials, Inc.                  9,929,768
       42,875  Martin Marietta Materials, Inc.       12,322,704
       61,574  Vulcan Materials Co.                   9,183,146
                                                ---------------
                                                     31,435,618
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONSUMER FINANCE -- 1.3%
       30,948  Capital One Financial Corp.      $     3,226,639
      351,076  Synchrony Financial                   11,813,707
                                                ---------------
                                                     15,040,346
                                                ---------------
               CONTAINERS & PACKAGING -- 9.7%
      776,165  Amcor PLC                              8,491,245
       22,315  AptarGroup, Inc.                       2,967,226
       98,045  Ball Corp.                             8,629,921
      270,910  Berry Global Group, Inc. (a)          13,374,827
      151,889  Crown Holdings, Inc. (a)              13,692,793
      719,124  Graphic Packaging Holding Co.         11,261,482
       88,425  Packaging Corp. of America            11,889,626
      133,113  Sealed Air Corp.                       5,626,687
      410,801  Silgan Holdings, Inc.                 14,965,480
      205,642  Sonoco Products Co.                   11,908,728
      139,973  WestRock Co.                           5,799,081
                                                ---------------
                                                    108,607,096
                                                ---------------
               ELECTRICAL EQUIPMENT -- 6.8%
      125,826  Acuity Brands, Inc.                   15,129,318
       50,225  AMETEK, Inc.                           5,688,483
       50,642  Eaton Corp. PLC                        5,960,563
      113,588  Emerson Electric Co.                   9,013,208
       67,011  Generac Holdings, Inc. (a)            16,512,851
       77,576  Hubbell, Inc.                         12,070,826
       99,344  Regal Beloit Corp.                    12,465,685
                                                ---------------
                                                     76,840,934
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.4%
       75,751  Cognex Corp.                           6,221,430
       69,367  FLIR Systems, Inc.                     3,610,552
       69,269  Keysight Technologies, Inc. (a)        9,807,798
       45,604  Trimble, Inc. (a)                      3,005,760
       39,657  Zebra Technologies Corp.,
                  Class A (a)                        15,380,174
                                                ---------------
                                                     38,025,714
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 3.1%
       52,389  3M Co.                                 9,202,652
       77,984  Carlisle Cos., Inc.                   11,302,221
    1,128,102  General Electric Co.                  12,048,129
       14,192  Honeywell International, Inc.          2,772,691
                                                ---------------
                                                     35,325,693
                                                ---------------
               IT SERVICES -- 7.2%
       11,796  Accenture PLC, Class A                 2,853,688
      164,551  Alliance Data Systems Corp.           11,131,875
       69,799  Booz Allen Hamilton Holding
                  Corp.                               5,944,781
       26,857  Fiserv, Inc. (a)                       2,757,946
      220,768  Genpact Ltd.                           8,450,999
       18,728  Jack Henry & Associates, Inc.          2,711,627
       51,994  PayPal Holdings, Inc. (a)             12,182,714
       69,831  Square, Inc., Class A (a)             15,080,703
      181,479  StoneCo., Ltd., Class A (a)           13,048,340
      277,681  Western Union (The) Co.                6,183,956
                                                ---------------
                                                     80,346,629
                                                ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 1.5%
      199,731  Brunswick Corp.                  $    17,268,742
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
        8,150  Mettler-Toledo International,
                  Inc. (a)                            9,520,015
       12,311  Waters Corp. (a)                       3,258,352
                                                ---------------
                                                     12,778,367
                                                ---------------
               MACHINERY -- 17.8%
       59,221  AGCO Corp.                             6,567,609
      282,324  Allison Transmission Holdings,
                  Inc.                               11,490,587
       16,829  Caterpillar, Inc.                      3,077,014
      238,940  Colfax Corp. (a)                       8,869,453
       53,758  Cummins, Inc.                         12,601,950
      163,644  Donaldson Co., Inc.                    9,726,999
       48,309  Dover Corp.                            5,627,515
       82,570  Flowserve Corp.                        2,936,189
       42,907  Fortive Corp.                          2,835,295
       84,308  Graco, Inc.                            5,812,194
       15,438  IDEX Corp.                             2,874,401
       39,633  ITT, Inc.                              2,960,981
       78,484  Lincoln Electric Holdings, Inc.        8,986,418
       70,740  Middleby (The) Corp. (a)               9,600,833
      176,927  Oshkosh Corp.                         16,204,744
      141,310  PACCAR, Inc.                          12,890,298
       22,349  Parker-Hannifin Corp.                  5,913,769
      171,971  Pentair PLC                            9,365,541
       88,938  Snap-on, Inc.                         16,007,951
       34,173  Stanley Black & Decker, Inc.           5,928,674
      128,549  Toro (The) Co.                        12,115,743
      346,141  Trinity Industries, Inc.               9,626,181
      166,435  Westinghouse Air Brake
                  Technologies Corp.                 12,351,141
       50,148  Woodward, Inc.                         5,614,069
                                                ---------------
                                                    199,985,549
                                                ---------------
               MULTI-UTILITIES -- 1.4%
      578,186  MDU Resources Group, Inc.             15,200,510
                                                ---------------
               PROFESSIONAL SERVICES -- 4.0%
      118,123  CoreLogic, Inc.                        8,893,481
       47,411  Equifax, Inc.                          8,396,962
      109,002  FTI Consulting, Inc. (a)              11,986,950
      195,111  Robert Half International, Inc.       13,169,992
       14,616  Verisk Analytics, Inc.                 2,682,036
                                                ---------------
                                                     45,129,421
                                                ---------------
               ROAD & RAIL -- 8.3%
      100,747  CSX Corp.                              8,639,559
       89,307  J.B. Hunt Transport Services,
                  Inc.                               12,026,081
       29,701  Kansas City Southern                   6,019,502
      364,279  Knight-Swift Transportation
                  Holdings, Inc.                     14,571,160
       46,013  Landstar System, Inc.                  6,414,212
       25,566  Norfolk Southern Corp.                 6,049,427
       31,069  Old Dominion Freight Line, Inc.        6,027,386

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
      197,388  Ryder System, Inc.               $    12,354,515
      735,568  Schneider National, Inc.,
                  Class B                            15,446,928
       29,205  Union Pacific Corp.                    5,767,111
                                                ---------------
                                                     93,315,881
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
      101,227  MKS Instruments, Inc.                 16,000,952
                                                ---------------
               SOFTWARE -- 3.7%
      111,671  Bill.com Holdings, Inc. (a)           13,610,461
       11,875  Fair Isaac Corp. (a)                   5,345,056
       73,897  Paylocity Holding Corp. (a)           13,852,732
      435,931  Pluralsight, Inc., Class A (a)         9,067,365
                                                ---------------
                                                     41,875,614
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 5.1%
      342,883  Air Lease Corp.                       13,588,453
      180,537  MSC Industrial Direct Co., Inc.,
                  Class A                            14,004,255
       65,664  United Rentals, Inc. (a)              15,957,009
       29,699  W.W. Grainger, Inc.                   10,822,019
       13,293  Watsco, Inc.                           3,170,247
                                                ---------------
                                                     57,541,983
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,123,399,897
               (Cost $1,151,185,505)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    1,824,603  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                   1,824,603
               (Cost $1,824,603)                ---------------

               TOTAL INVESTMENTS -- 100.1%        1,125,224,500
               (Cost $1,153,010,108) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (1,513,433)
                                                ---------------
               Net Assets -- 100.0%             $ 1,123,711,067
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,883,407 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,669,015. The net unrealized depreciation was $27,785,608.

                        See Notes to Financial Statements                Page 37


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $1,123,399,897   $          --   $         --
Money Market
   Funds                 1,824,603              --             --
                    ---------------------------------------------
Total Investments   $1,125,224,500   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

Page 38                 See Notes to Financial Statements


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.3%
      108,129  Hexcel Corp.                     $     4,720,912
                                                ---------------
               CHEMICALS -- 53.6%
       19,193  Air Products and Chemicals, Inc.       5,119,925
       27,077  Albemarle Corp.                        4,404,345
       22,070  Ashland Global Holdings, Inc.          1,765,379
       38,945  Cabot Corp.                            1,710,075
       40,352  Celanese Corp.                         4,928,997
      206,391  CF Industries Holdings, Inc.           8,540,460
       70,498  Chemours (The) Co.                     1,856,917
       31,490  Dow, Inc.                              1,634,331
       79,674  Eastman Chemical Co.                   7,835,938
       18,462  Ecolab, Inc.                           3,775,664
      295,719  Element Solutions, Inc.                5,036,095
       34,762  FMC Corp.                              3,764,377
      317,801  Huntsman Corp.                         8,396,302
       48,175  International Flavors &
                  Fragrances, Inc. (a)                5,413,906
       15,158  Linde PLC                              3,719,773
       57,198  LyondellBasell Industries N.V.,
                  Class A                             4,905,300
       75,954  Mosaic (The) Co.                       1,971,766
       20,063  NewMarket Corp.                        7,868,508
       71,161  Olin Corp.                             1,701,459
       50,146  Scotts Miracle-Gro (The) Co.          11,102,826
      172,632  Valvoline, Inc.                        4,098,284
       31,877  W.R. Grace & Co.                       1,849,504
      122,390  Westlake Chemical Corp.                9,357,939
                                                ---------------
                                                    110,758,070
                                                ---------------
               CONTAINERS & PACKAGING -- 6.3%
       51,508  Avery Dennison Corp.                   7,771,012
      105,452  International Paper Co.                5,305,290
                                                ---------------
                                                     13,076,302
                                                ---------------
               ELECTRICAL EQUIPMENT -- 3.5%
      749,486  GrafTech International Ltd.            7,270,014
                                                ---------------
               MACHINERY -- 4.7%
      129,097  Timken (The) Co.                       9,767,479
                                                ---------------
               METALS & MINING -- 25.2%
       67,167  Freeport-McMoRan, Inc. (b)             1,807,464
      166,756  Newmont Corp.                          9,938,657
      150,211  Nucor Corp.                            7,319,782
       83,401  Reliance Steel & Aluminum Co.          9,681,188
       93,895  Royal Gold, Inc.                      10,035,498
       61,344  Southern Copper Corp.                  4,073,855
      270,864  Steel Dynamics, Inc.                   9,282,509
                                                ---------------
                                                     52,138,953
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 4.3%
       81,807  Fastenal Co.                           3,729,581

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TRADING COMPANIES &
                  DISTRIBUTORS (CONTINUED)
      275,806  Univar Solutions, Inc. (b)       $     5,127,234
                                                ---------------
                                                      8,856,815
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          206,588,545
               (Cost $178,995,470)              ---------------

               MONEY MARKET FUNDS -- 1.3%
    2,368,670  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       2,368,670
      222,423  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     222,423
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.3%                             2,591,093
               (Cost $2,591,093)                ---------------

               TOTAL INVESTMENTS -- 101.2%          209,179,638
               (Cost $181,586,563) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%              (2,450,741)
                                                ---------------
               NET ASSETS -- 100.0%             $   206,728,897
                                                ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,266,369 and the total value of the collateral held by the Fund is $2,368,670.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,031,249 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,438,174. The net unrealized appreciation was $27,593,075.

                        See Notes to Financial Statements                Page 39


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $  206,588,545   $          --   $         --
Money Market
   Funds                 2,591,093              --             --
                    ---------------------------------------------
Total Investments   $  209,179,638   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,266,369
Non-cash Collateral(2)                               (2,266,369)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 40                 See Notes to Financial Statements


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
       55,013  Arista Networks, Inc. (a)        $    16,919,798
       45,436  F5 Networks, Inc. (a)                  8,903,184
                                                ---------------
                                                     25,822,982
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.0%
      122,250  Amphenol Corp., Class A               15,266,580
      328,591  Arrow Electronics, Inc. (a)           32,080,340
      222,030  Corning, Inc.                          7,964,216
       35,717  IPG Photonics Corp. (a)                7,980,249
      751,753  Jabil, Inc.                           31,100,022
      363,813  National Instruments Corp.            15,061,858
      515,265  SYNNEX Corp.                          42,055,929
                                                ---------------
                                                    151,509,194
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
       37,083  Roper Technologies, Inc.              14,570,282
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.7%
        9,124  Alphabet, Inc., Class A (a)           16,672,833
       29,258  Facebook, Inc., Class A (a)            7,558,219
      636,781  Pinterest, Inc., Class A (a)          43,625,866
                                                ---------------
                                                     67,856,918
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
      107,622  GrubHub, Inc. (a)                      8,100,708
                                                ---------------
               IT SERVICES -- 14.5%
      152,260  Akamai Technologies, Inc. (a)         16,905,428
      450,756  Amdocs Ltd.                           31,832,389
      128,228  CACI International, Inc.,
                  Class A (a)                        30,931,158
      307,232  Cognizant Technology Solutions
                  Corp., Class A                     23,948,735
       70,266  EPAM Systems, Inc. (a)                24,201,718
       99,791  Gartner, Inc. (a)                     15,159,251
      146,924  Globant S.A. (a)                      28,209,408
       96,361  GoDaddy, Inc., Class A (a)             7,572,047
      200,021  International Business Machines
                  Corp.                              23,824,501
      152,079  Leidos Holdings, Inc.                 16,129,499
      116,871  MongoDB, Inc. (a)                     43,196,690
       99,025  Okta, Inc. (a)                        25,648,465
      337,832  Science Applications
                  International Corp.                32,442,007
      123,972  Twilio, Inc., Class A (a)             44,559,256
                                                ---------------
                                                    364,560,552
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 25.1%
      348,624  Advanced Micro Devices,
                  Inc. (a)                           29,856,159
       54,102  Analog Devices, Inc.                   7,970,848
      486,245  Applied Materials, Inc.               47,010,167
       57,506  Broadcom, Inc.                        25,906,453
      194,480  Cirrus Logic, Inc. (a)                18,220,831

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
      332,696  Entegris, Inc.                   $    32,733,959
      261,508  Inphi Corp. (a)                       44,092,864
      842,302  Intel Corp.                           46,756,184
      123,490  KLA Corp.                             34,585,844
       88,849  Lam Research Corp.                    42,998,474
      672,526  Marvell Technology Group Ltd.         34,608,188
      284,019  Maxim Integrated Products, Inc.       24,911,307
      115,749  Microchip Technology, Inc.            15,754,596
      425,271  Micron Technology, Inc. (a)           33,285,961
       87,302  Monolithic Power Systems, Inc.        31,017,528
       30,609  NVIDIA Corp.                          15,904,130
      244,213  ON Semiconductor Corp. (a)             8,422,906
       48,076  Qorvo, Inc. (a)                        8,215,227
      209,876  QUALCOMM, Inc.                        32,799,421
      104,569  Skyworks Solutions, Inc.              17,698,303
      350,018  Teradyne, Inc.                        39,720,043
       48,696  Texas Instruments, Inc.                8,068,440
       69,563  Universal Display Corp.               16,056,532
      112,766  Xilinx, Inc.                          14,723,857
                                                ---------------
                                                    631,318,222
                                                ---------------
               SOFTWARE -- 40.5%
      350,426  Anaplan, Inc. (a)                     23,373,414
       21,966  ANSYS, Inc. (a)                        7,784,091
      107,660  Atlassian Corp. PLC, Class A (a)      24,883,456
       82,464  Autodesk, Inc. (a)                    22,877,988
      152,693  Avalara, Inc. (a)                     22,903,950
      184,552  Cadence Design Systems,
                  Inc. (a)                           24,063,735
      236,276  Ceridian HCM Holding, Inc. (a)        21,952,403
       61,436  Citrix Systems, Inc.                   8,190,033
      552,228  Cloudflare, Inc., Class A (a)         42,333,798
       74,295  Coupa Software, Inc. (a)              23,021,792
      198,111  Crowdstrike Holdings, Inc.,
                  Class A (a)                        42,752,354
       35,951  DocuSign, Inc. (a)                     8,372,628
      360,206  Dropbox, Inc., Class A (a)             8,151,462
      287,168  Elastic N.V. (a)                      43,638,049
       53,615  Everbridge, Inc. (a)                   7,127,042
    1,819,752  FireEye, Inc. (a)                     38,214,792
      183,324  Five9, Inc. (a)                       30,477,615
       53,814  Fortinet, Inc. (a)                     7,789,577
       62,096  Guidewire Software, Inc. (a)           7,124,895
      105,852  HubSpot, Inc. (a)                     39,398,114
       42,086  Intuit, Inc.                          15,202,726
      240,612  Medallia, Inc. (a)                     9,985,398
      790,029  Nutanix, Inc., Class A (a)            24,111,685
      123,563  Oracle Corp.                           7,466,912
    1,006,316  PagerDuty, Inc. (a)                   49,037,779
      118,079  Palo Alto Networks, Inc. (a)          41,416,209
       70,700  Paycom Software, Inc. (a)             26,847,618
      119,965  Pegasystems, Inc.                     15,289,539
      117,194  Proofpoint, Inc. (a)                  15,127,402
      350,836  PTC, Inc. (a)                         46,629,613
       84,361  RingCentral, Inc., Class A (a)        31,459,904
       45,744  ServiceNow, Inc. (a)                  24,846,311

                        See Notes to Financial Statements                Page 41


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
      756,919  Slack Technologies, Inc.,
                  Class A (a)                   $    31,919,274
      461,421  Smartsheet, Inc., Class A (a)         32,179,501
      219,740  SS&C Technologies Holdings,
                  Inc.                               13,817,251
       97,120  Synopsys, Inc. (a)                    24,809,304
    1,120,525  Teradata Corp. (a)                    30,142,123
       36,621  Tyler Technologies, Inc. (a)          15,482,993
       66,712  Workday, Inc., Class A (a)            15,178,981
      293,199  Zendesk, Inc. (a)                     42,291,024
       23,701  Zoom Video Communications,
                  Inc., Class A (a)                   8,818,431
      210,119  Zscaler, Inc. (a)                     41,960,764
                                                ---------------
                                                  1,018,451,930
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 9.2%
      189,747  Apple, Inc.                           25,039,014
      343,539  Dell Technologies, Inc.,
                  Class C (a)                        25,040,558
    2,698,070  Hewlett Packard Enterprise Co.        33,294,184
      325,052  HP, Inc.                               7,911,766
      851,006  NCR Corp. (a)                         28,389,560
      380,100  NetApp, Inc.                          25,253,844
    1,414,068  Pure Storage, Inc., Class A (a)       32,707,393
      288,614  Western Digital Corp.                 16,286,488
    1,809,544  Xerox Holdings Corp.                  38,054,710
                                                ---------------
                                                    231,977,517
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       2,514,168,305
               (Cost $1,967,491,755)            ---------------

               MONEY MARKET FUNDS -- 0.1%
    2,424,894  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                   2,424,894
               (Cost $2,424,894)                ---------------

               TOTAL INVESTMENTS -- 100.1%        2,516,593,199
               (Cost $1,969,916,649) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (1,851,044)
                                                ---------------
               NET ASSETS -- 100.0%             $ 2,514,742,155
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $556,010,127 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,333,577. The net unrealized appreciation was $546,676,550.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $2,514,168,305   $          --   $         --
Money Market
   Funds                 2,424,894              --             --
                    ---------------------------------------------
Total Investments   $2,516,593,199   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               COMMERCIAL SERVICES & SUPPLIES
                  -- 5.8%
       58,188  Clean Harbors, Inc. (a)          $     4,507,243
       30,658  Republic Services, Inc.                2,775,162
       25,036  Waste Management, Inc.                 2,787,008
                                                ---------------
                                                     10,069,413
                                                ---------------
               ELECTRIC UTILITIES -- 56.5%
      114,574  Alliant Energy Corp.                   5,574,025
       53,184  American Electric Power Co.,
                  Inc.                                4,303,117
      162,384  Avangrid, Inc.                         7,513,508
       48,363  Duke Energy Corp.                      4,546,122
       70,489  Edison International                   4,099,640
       59,138  Entergy Corp.                          5,637,626
      106,363  Evergy, Inc.                           5,714,884
       34,125  Eversource Energy                      2,985,937
      174,809  Exelon Corp.                           7,265,062
       96,438  FirstEnergy Corp.                      2,966,433
      166,830  Hawaiian Electric Industries,
                  Inc.                                5,515,400
       61,482  IDACORP, Inc.                          5,428,861
       38,266  NextEra Energy, Inc.                   3,094,571
      196,549  NRG Energy, Inc.                       8,139,094
       46,325  OGE Energy Corp.                       1,413,839
      118,461  PG&E Corp. (a)                         1,354,009
       92,313  Pinnacle West Capital Corp.            6,946,553
      261,709  PPL Corp.                              7,241,488
       72,081  Southern (The) Co.                     4,247,013
       66,424  Xcel Energy, Inc.                      4,250,472
                                                ---------------
                                                     98,237,654
                                                ---------------
               GAS UTILITIES -- 8.4%
       61,869  Atmos Energy Corp.                     5,506,341
       35,889  National Fuel Gas Co.                  1,444,891
      211,106  UGI Corp.                              7,597,705
                                                ---------------
                                                     14,548,937
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 5.2%
       62,813  AES (The) Corp.                        1,532,009
      375,399  Vistra Corp.                           7,496,718
                                                ---------------
                                                      9,028,727
                                                ---------------
               MULTI-UTILITIES -- 22.1%
       56,726  Ameren Corp.                           4,125,115
       68,206  CenterPoint Energy, Inc.               1,438,464
       48,389  CMS Energy Corp.                       2,752,366
      102,121  Consolidated Edison, Inc.              7,228,124
       39,258  Dominion Energy, Inc.                  2,861,516
       48,631  DTE Energy Co.                         5,773,472
       64,342  NiSource, Inc.                         1,425,175
      101,276  Public Service Enterprise
                  Group, Inc.                         5,715,005
       34,756  Sempra Energy                          4,301,403
       32,073  WEC Energy Group, Inc.                 2,851,290
                                                ---------------
                                                     38,471,930
                                                ---------------

SHARES         DESCRIPTION                            VALUE
---------------------------------------------------------------
               WATER UTILITIES -- 1.7%
        9,617  American Water Works Co., Inc.   $     1,529,295
       31,209  Essential Utilities, Inc.              1,444,977
                                                ---------------
                                                      2,974,272
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          173,330,933
               (Cost $186,654,862)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      432,817  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     432,817
               (Cost $432,817)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          173,763,750
               (Cost $187,087,679) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    67,406
                                                ---------------
               NET ASSETS -- 100.0%             $   173,831,156
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax ses. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,206,116 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,530,045. The net unrealized depreciation was $13,323,929.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                        LEVEL 2        LEVEL 3
                       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                        QUOTED        OBSERVABLE     UNOBSERVABLE
                        PRICES          INPUTS          INPUTS
                    ---------------------------------------------
Common Stocks*      $  173,330,933   $          --   $         --
Money Market
   Funds                   432,817              --             --
                    ---------------------------------------------
Total Investments   $  173,763,750   $          --   $         --
                    =============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2021 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $1,414,040,266        $  238,118,421        $  176,958,707
Receivables:
   Capital shares sold..............................................               --                    --             3,337,119
   Investment securities sold.......................................               --            10,430,096             1,249,349
   Dividends........................................................          188,482               412,451               282,490
   Securities lending income........................................            3,929               118,639                   964
Prepaid expenses....................................................           10,236                 1,454                 6,637
                                                                       --------------        --------------        --------------
   Total Assets.....................................................    1,414,242,913           249,081,061           181,835,266
                                                                       --------------        --------------        --------------

LIABILITIES:
Payables:
   Investment securities purchased..................................               --                    --             3,331,598
   Capital shares redeemed..........................................               --            10,464,329             1,251,420
   Collateral for securities on loan................................        4,896,792             8,179,103             7,757,080
   Investment advisory fees.........................................          599,390               105,297                73,041
   Licensing fees...................................................          171,043                34,220                18,500
   Audit and tax fees...............................................           14,241                14,357                14,348
   Shareholder reporting fees.......................................            7,955                18,841                 1,906
   Trustees' fees...................................................              627                   730                   742
Other liabilities...................................................          200,741                46,588                27,849
                                                                       --------------        --------------        --------------
   Total Liabilities................................................        5,890,789            18,863,465            12,476,484
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $1,408,352,124        $  230,217,596        $  169,358,782
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $1,532,818,146        $  468,608,823        $  726,324,134
Par value...........................................................          268,000                44,000               203,000
Accumulated distributable earnings (loss)...........................     (124,734,022)         (238,435,227)         (557,168,352)
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $1,408,352,124        $  230,217,596        $  169,358,782
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        52.55        $        52.32        $         8.34
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................       26,800,002             4,400,002            20,300,002
                                                                       ==============        ==============        ==============
Investments, at cost................................................   $1,154,510,071        $  222,656,100        $  169,490,298
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $    4,700,658        $    7,914,971        $    7,204,571
                                                                       ==============        ==============        ==============


Page 44                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $  753,363,093        $1,433,049,603        $1,125,224,500        $  209,179,638        $2,516,593,199        $  173,763,750

                 --                    --            22,679,930                    --                    --                    --
                 --                    --            52,907,656                    --            11,304,009             1,386,563
            738,238               616,831               137,733                64,787                76,336               295,740
             86,599                    --                    --                19,308                    --                    --
                 --                 9,673                    --                   587                15,427                    --
     --------------        --------------        --------------        --------------        --------------        --------------
        754,187,930         1,433,676,107         1,200,949,819           209,264,320         2,527,988,971           175,446,053
     --------------        --------------        --------------        --------------        --------------        --------------

                 --                    --            22,674,710                    --                    --                    --
                 --                    --            52,919,837                    --            11,307,867             1,390,649
         15,563,858                    --                    --             2,368,670                    --                    --
            313,659               620,687               239,185                88,276             1,131,029                77,891
             84,185               281,000                44,959                21,755               335,723                27,972
             14,206                14,268                14,225                14,317                14,306                14,373
             85,438                38,858                17,550                 9,936                80,204                53,149
              1,175                   661                   729                   697                   967                   991
            120,754               237,691             1,327,557                31,772               376,720                49,872
     --------------        --------------        --------------        --------------        --------------        --------------
         16,183,275             1,193,165            77,238,752             2,535,423            13,246,816             1,614,897
     --------------        --------------        --------------        --------------        --------------        --------------
     $  738,004,655        $1,432,482,942        $1,123,711,067        $  206,728,897        $2,514,742,155        $  173,831,156
     ==============        ==============        ==============        ==============        ==============        ==============

     $  909,039,358        $1,812,766,875        $1,321,101,428        $  318,234,989        $2,000,837,820        $  381,229,995
            211,000               132,000               228,000                43,500               226,050                62,500
       (171,245,703)         (380,415,933)         (197,618,361)         (111,549,592)          513,678,285          (207,461,339)
     --------------        --------------        --------------        --------------        --------------        --------------
     $  738,004,655        $1,432,482,942        $1,123,711,067        $  206,728,897        $2,514,742,155        $  173,831,156
     ==============        ==============        ==============        ==============        ==============        ==============
     $        34.98        $       108.52        $        49.29        $        47.52        $       111.25        $        27.81
     ==============        ==============        ==============        ==============        ==============        ==============

         21,100,002            13,200,002            22,800,002             4,350,002            22,605,000             6,250,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  671,035,974        $1,186,513,951        $1,153,010,108        $  181,586,563        $1,969,916,649        $  187,087,679
     ==============        ==============        ==============        ==============        ==============        ==============
     $   15,426,219        $           --        $           --        $    2,266,369        $           --        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends...........................................................   $    5,366,129        $    2,474,072        $    5,520,046
Securities lending income (net of fees).............................           20,955               190,089                23,105
Foreign withholding tax.............................................               --                    --                    --
                                                                       --------------        --------------        --------------
   Total investment income..........................................        5,387,084             2,664,161             5,543,151
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees............................................        3,009,488               640,989               642,418
Accounting and administration fees..................................          293,152                64,961                65,705
Licensing fees......................................................          240,759                51,279                51,393
Custodian fees......................................................           46,700                10,350                11,972
Transfer agent fees.................................................           27,765                 6,430                 6,504
Shareholder reporting fees..........................................           27,231                17,675                10,621
Audit and tax fees..................................................           11,184                11,184                11,184
Legal fees..........................................................            7,767                 3,341                 1,827
Listing fees........................................................            4,443                 4,443                 4,443
Trustees' fees and expenses.........................................            3,671                 3,436                 3,532
Other expenses......................................................            5,377                 4,173                 3,611
                                                                       --------------        --------------        --------------
   Total expenses...................................................        3,677,537               818,261               813,210
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS)........................................        1,709,547             1,845,900             4,729,941
                                                                       --------------        --------------        --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................       55,024,389            12,545,102            (7,388,526)
   In-kind redemptions..............................................       43,588,249             8,629,007           (65,642,930)
                                                                       --------------        --------------        --------------
Net realized gain (loss)............................................       98,612,638            21,174,109           (73,031,456)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments......................................................      227,072,469            (3,798,155)           53,857,281
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................      325,685,107            17,375,954           (19,174,175)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $  327,394,654        $   19,221,854        $  (14,444,234)
                                                                       ==============        ==============        ==============


Page 46                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $   10,225,391        $    3,863,869        $    2,140,576        $    1,684,530        $    6,216,615        $    3,542,516
             90,547                13,019                   162                28,342                 9,415                    --
            (17,187)                   --                    --                    --                    --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         10,298,751             3,876,888             2,140,738             1,712,872             6,226,030             3,542,516
     --------------        --------------        --------------        --------------        --------------        --------------

          1,468,847             3,451,924               756,994               357,355             5,955,088               516,302
            148,440               327,456                76,473                36,528               527,244                52,199
            117,508               276,156                60,560                28,588               476,407                41,304
             24,940                51,896                13,335                 5,170                86,997                 9,178
             14,755                29,894                 7,519                 3,584                42,501                 5,151
             52,851                51,115                15,229                10,316                80,811                31,800
             11,184                11,184                11,184                11,184                11,184                11,184
              8,234                19,322                 1,612                 1,125                26,230                 7,411
              7,373                 4,443                 4,443                 4,443                 5,419                 5,419
              3,608                 3,927                 3,408                 3,364                 4,263                 3,516
             13,356                13,026                 5,525                 2,364                21,553                 9,392
     --------------        --------------        --------------        --------------        --------------        --------------
          1,871,096             4,240,343               956,282               464,021             7,237,697               692,856
     --------------        --------------        --------------        --------------        --------------        --------------
          8,427,655              (363,455)            1,184,456             1,248,851            (1,011,667)            2,849,660
     --------------        --------------        --------------        --------------        --------------        --------------

          2,823,685            35,670,997            11,597,706             5,326,136           (24,046,340)           (1,040,834)
         13,556,635            33,022,409            32,747,497               572,963           502,070,023               557,504
     --------------        --------------        --------------        --------------        --------------        --------------
         16,380,320            68,693,406            44,345,203             5,899,099           478,023,683              (483,330)
     --------------        --------------        --------------        --------------        --------------        --------------

        151,495,153           109,536,930           (35,232,669)           28,884,832            39,498,731             3,480,768
     --------------        --------------        --------------        --------------        --------------        --------------
        167,875,473           178,230,336             9,112,534            34,783,931           517,522,414             2,997,438
     --------------        --------------        --------------        --------------        --------------        --------------

     $  176,303,128        $  177,866,881        $   10,296,990        $   36,032,782        $  516,510,747        $    5,847,098
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2021         Year Ended        1/31/2021         Year Ended
                                                                (Unaudited)        7/31/2020        (Unaudited)        7/31/2020
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    1,709,547    $    2,809,312    $    1,845,900    $    5,158,384
Net realized gain (loss)..................................         98,612,638       (32,492,782)       21,174,109        (5,762,995)
Net change in unrealized appreciation (depreciation)......        227,072,469        15,417,991        (3,798,155)       23,646,253
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................        327,394,654       (14,265,479)       19,221,854        23,041,642
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (1,835,925)       (3,533,221)       (1,659,160)       (5,348,032)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        288,252,638       938,313,476         7,582,313       104,301,401
Cost of shares redeemed...................................       (154,407,246)     (355,683,320)      (53,356,273)     (193,358,328)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        133,845,392       582,630,156       (45,773,960)      (89,056,927)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................        459,404,121       564,831,456       (28,211,266)      (71,363,317)

NET ASSETS:
Beginning of period.......................................        948,948,003       384,116,547       258,428,862       329,792,179
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $1,408,352,124    $  948,948,003    $  230,217,596    $  258,428,862
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         23,900,002         8,850,002         5,300,002         7,200,002
Shares sold...............................................          6,000,000        24,300,000           150,000         2,200,000
Shares redeemed...........................................         (3,100,000)       (9,250,000)       (1,050,000)       (4,100,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................         26,800,002        23,900,002         4,400,002         5,300,002
                                                               ==============    ==============    ==============    ==============


Page 48                 See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2021         Year Ended            1/31/2021         Year Ended            1/31/2021         Year Ended
  (Unaudited)        7/31/2020            (Unaudited)        7/31/2020            (Unaudited)        7/31/2020
----------------  ----------------      ----------------  ----------------      ----------------  ----------------

 $    4,729,941    $    3,636,765        $    8,427,655    $   29,800,849        $     (363,455)   $      150,451
    (73,031,456)      (91,359,352)           16,380,320      (316,737,823)           68,693,406       220,856,461
     53,857,281       (11,197,032)          151,495,153      (148,910,367)          109,536,930       116,645,310
 --------------    --------------        --------------    --------------        --------------    --------------

    (14,444,234)      (98,919,619)          176,303,128      (435,847,341)          177,866,881       337,652,222
 --------------    --------------        --------------    --------------        --------------    --------------

     (6,300,781)       (2,332,625)           (9,221,026)      (34,034,992)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------

    117,653,460       750,311,311           113,988,273     1,178,265,404            69,531,816     1,479,716,526
   (543,344,710)     (155,637,525)          (81,237,749)   (1,158,563,694)         (163,224,508)   (1,652,799,967)
 --------------    --------------        --------------    --------------        --------------    --------------

   (425,691,250)      594,673,786            32,750,524        19,701,710           (93,692,692)     (173,083,441)
 --------------    --------------        --------------    --------------        --------------    --------------
   (446,436,265)      493,421,542           199,832,626      (450,180,623)           84,174,189       164,568,781

    615,795,047       122,373,505           538,172,029       988,352,652         1,348,308,753     1,183,739,972
 --------------    --------------        --------------    --------------        --------------    --------------
 $  169,358,782    $  615,795,047        $  738,004,655    $  538,172,029        $1,432,482,942    $1,348,308,753
 ==============    ==============        ==============    ==============        ==============    ==============

     94,150,002        11,250,002            20,800,002        30,550,002            14,150,002        15,250,002
     16,250,000       104,100,000             3,350,000        36,650,000               700,000        18,650,000
    (90,100,000)      (21,200,000)           (3,050,000)      (46,400,000)           (1,650,000)      (19,750,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     20,300,002        94,150,002            21,100,002        20,800,002            13,200,002        14,150,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2021         Year Ended        1/31/2021         Year Ended
                                                                (Unaudited)        7/31/2020        (Unaudited)        7/31/2020
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    1,184,456    $    3,504,078    $    1,248,851    $    2,093,036
Net realized gain (loss)..................................         44,345,203       (36,167,020)        5,899,099       (21,284,118)
Net change in unrealized appreciation (depreciation)......        (35,232,669)       (2,899,601)       28,884,832        10,549,321
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................         10,296,990       (35,562,543)       36,032,782        (8,641,761)
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (1,324,201)       (4,258,336)       (1,397,641)       (2,392,541)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................      1,057,900,743        68,228,226        77,209,219        55,372,219
Cost of shares redeemed...................................       (123,141,582)     (226,600,830)       (1,910,197)     (114,912,380)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        934,759,161      (158,372,604)       75,299,022       (59,540,161)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................        943,731,950      (198,193,483)      109,934,163       (70,574,463)

NET ASSETS:
Beginning of period.......................................        179,979,117       378,172,600        96,794,734       167,369,197
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $1,123,711,067    $  179,979,117    $  206,728,897    $   96,794,734
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................          4,600,002         8,900,002         2,700,002         4,350,002
Shares sold...............................................         20,650,000         1,650,000         1,700,000         1,500,000
Shares redeemed...........................................         (2,450,000)       (5,950,000)          (50,000)       (3,150,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................         22,800,002         4,600,002         4,350,002         2,700,002
                                                               ==============    ==============    ==============    ==============


Page 50                  See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2021         Year Ended            1/31/2021         Year Ended
  (Unaudited)        7/31/2020            (Unaudited)        7/31/2020
----------------  ----------------      ----------------  ----------------


 $   (1,011,667)   $    3,502,665        $    2,849,660    $   24,861,547
    478,023,683       191,825,093              (483,330)      (60,613,146)
     39,498,731       215,549,299             3,480,768       (34,693,552)
 --------------    --------------        --------------    --------------

    516,510,747       410,877,057             5,847,098       (70,445,151)
 --------------    --------------        --------------    --------------

             --        (4,987,541)           (3,566,311)      (30,455,522)
 --------------    --------------        --------------    --------------

  1,363,703,382     1,227,962,041                    --     1,502,286,878
 (1,570,581,429)   (1,824,089,056)          (58,437,720)   (2,520,939,542)
 --------------    --------------        --------------    --------------

   (206,878,047)     (596,127,015)          (58,437,720)   (1,018,652,664)
 --------------    --------------        --------------    --------------
    309,632,700      (190,237,499)          (56,156,933)   (1,119,553,337)

  2,205,109,455     2,395,346,954           229,988,089     1,349,541,426
 --------------    --------------        --------------    --------------
 $2,514,742,155    $2,205,109,455        $  173,831,156    $  229,988,089
 ==============    ==============        ==============    ==============

     24,655,000        34,555,000             8,350,002        46,750,002
     13,300,000        15,700,000                    --        55,350,000
    (15,350,000)      (25,600,000)           (2,100,000)      (93,750,000)
 --------------    --------------        --------------    --------------
     22,605,000        24,655,000             6,250,002         8,350,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    39.70      $    43.40   $    42.42   $    37.53   $    36.06   $    37.29
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.06            0.36         0.37         0.43         0.34         0.53
Net realized and unrealized gain (loss)            12.86           (3.61)        0.93         4.88         1.48        (1.43)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   12.92           (3.25)        1.30         5.31         1.82        (0.90)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.07)          (0.45)       (0.32)       (0.42)       (0.35)       (0.33)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    52.55      $    39.70   $    43.40   $    42.42   $    37.53   $    36.06
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   32.56%          (7.39)%       3.13%       14.17%        5.10%       (2.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,408,352      $  948,948   $  384,117   $  409,343   $  407,197   $1,766,902
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.63%        0.64%        0.64%        0.63%        0.61%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.63%        0.64%        0.64%        0.63%        0.61%
Ratio of net investment income (loss) to
   average net assets                               0.28% (b)       0.77%        0.90%        1.03%        0.79%        1.39%
Portfolio turnover rate (c)                           45%            115%          97%         101%          93%         103%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    48.76      $    45.80   $    46.50   $    46.84   $    49.06   $    45.69
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.38            0.84         0.70         1.00         0.56         0.76
Net realized and unrealized gain (loss)             3.51            2.98        (0.32)       (0.74)       (2.20)        3.38
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.89            3.82         0.38         0.26        (1.64)        4.14
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.33)          (0.86)       (1.08)       (0.60)       (0.58)       (0.77)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    52.32      $    48.76   $    45.80   $    46.50   $    46.84   $    49.06
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    8.00%           8.46%        0.83%        0.53%       (3.31)%       9.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  230,218      $  258,429   $  329,792   $  369,643   $  461,376   $2,558,300
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.63%        0.64%        0.64%        0.62%        0.61%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.63%        0.64%        0.64%        0.62%        0.61%
Ratio of net investment income (loss) to
   average net assets                               1.44% (b)       1.72%        1.51%        2.09%        0.94%        1.60%
Portfolio turnover rate (c)                           51%            113%          90%         107%         100%         102%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $     6.54      $    10.88   $    17.10   $    13.66   $    14.54   $    16.93
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.31            0.16         0.16         0.12         0.14         0.22
Net realized and unrealized gain (loss)             1.81           (4.31)       (6.25)        3.47        (0.85)       (2.37)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    2.12           (4.15)       (6.09)        3.59        (0.71)       (2.15)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.32)          (0.19)       (0.13)       (0.15)       (0.17)       (0.24)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $     8.34      $     6.54   $    10.88   $    17.10   $    13.66   $    14.54
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   34.50%         (38.32)%     (35.77)%      26.45%       (4.99)%     (12.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  169,359      $  615,795   $  122,374   $  437,773   $  249,296   $1,458,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.64%        0.65%        0.63%        0.63%        0.62%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.64%        0.65%        0.63%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                               3.68% (b)       2.39%        1.17%        0.68%        1.03%        1.40%
Portfolio turnover rate (c)                           20%            165%          99%         108%          55%         112%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    25.87      $    32.35   $    32.04   $    29.39   $    24.09   $    24.43
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.44            0.72         0.65         0.62         0.44         0.39
Net realized and unrealized gain (loss)             9.15           (6.37)        0.25         2.61         5.30        (0.36)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    9.59           (5.65)        0.90         3.23         5.74         0.03
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.48)          (0.83)       (0.59)       (0.58)       (0.44)       (0.37)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    34.98      $    25.87   $    32.35   $    32.04   $    29.39   $    24.09
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   37.47%         (17.56)%       3.03%       11.06%       24.00%        0.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  738,005      $  538,172   $  988,353   $1,252,910   $1,121,234   $  710,692
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.62%        0.63%        0.63%        0.63%        0.64%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.62%        0.63%        0.63%        0.63%        0.64%
Ratio of net investment income (loss) to
   average net assets                               2.87% (b)       2.36%        2.06%        1.99%        1.72%        1.72%
Portfolio turnover rate (c)                           46%             90%          81%          70%          80%          75%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    95.29      $    77.62   $    76.80   $    66.92   $    61.55   $    69.63
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.03)           0.01        (0.11)       (0.02)       (0.03)        0.00 (a) (b)
Net realized and unrealized gain (loss)            13.26           17.66         0.93         9.90         5.40        (8.08)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   13.23           17.67         0.82         9.88         5.37        (8.08)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --           --           --           --           --
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   108.52      $    95.29   $    77.62   $    76.80   $    66.92   $    61.55
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   13.90%          22.75%        1.07%       14.76%        8.72%      (11.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,432,483      $1,348,309   $1,183,740   $1,063,745   $1,067,382   $1,147,893
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (d)       0.61%        0.62%        0.63%        0.62%        0.61%
Ratio of net expenses to average net
   assets                                           0.61% (d)       0.61%        0.62%        0.63%        0.62%        0.61%
Ratio of net investment income (loss) to
   average net assets                              (0.05)% (d)      0.01%       (0.11)%      (0.03)%      (0.05)%       0.01%
Portfolio turnover rate (e)                           55%            107%         123%         107%         112%         118%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    39.13      $    42.49   $    41.28   $    35.36   $    28.94   $    29.46
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.19            0.58         0.30         0.28         0.17         0.24
Net realized and unrealized gain (loss)            10.18           (3.29)        1.17         5.92         6.42        (0.51)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   10.37           (2.71)        1.47         6.20         6.59        (0.27)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.21)          (0.65)       (0.26)       (0.28)       (0.17)       (0.25)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    49.29      $    39.13   $    42.49   $    41.28   $    35.36   $    28.94
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   26.57%          (6.30)%       3.67%       17.57%       22.81%       (0.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,123,711      $  179,979   $  378,173   $1,579,093   $1,444,369   $  159,169
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (d)       0.64%        0.63%        0.62%        0.63%        0.66%
Ratio of net expenses to average net
   assets                                           0.63% (d)       0.64%        0.63%        0.62%        0.63%        0.66%
Ratio of net investment income (loss) to
   average net assets                               0.78% (d)       1.30%        0.71%        0.70%        0.53%        0.93%
Portfolio turnover rate (e)                           34%             97%          79%          91%         101%         103%


(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    35.85      $    38.48   $    43.31   $    38.63   $    34.32   $    30.68
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.38            0.71         0.50         0.40         0.48         0.41
Net realized and unrealized gain (loss)            11.72           (2.57)       (4.88)        4.69         4.30         3.65
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   12.10           (1.86)       (4.38)        5.09         4.78         4.06
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.43)          (0.77)       (0.45)       (0.41)       (0.47)       (0.42)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    47.52      $    35.85   $    38.48   $    43.31   $    38.63   $    34.32
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   33.93%          (4.78)%     (10.08)%      13.20%       14.01%       13.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  206,729      $   96,795   $  167,369   $  314,026   $  260,726   $  250,558
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.65% (b)       0.67%        0.65%        0.64%        0.65%        0.66%
Ratio of net expenses to average net
   assets                                           0.65% (b)       0.67%        0.65%        0.64%        0.65%        0.66%
Ratio of net investment income (loss) to
   average net assets                               1.75% (b)       1.95%        1.27%        0.92%        1.40%        1.26%
Portfolio turnover rate (c)                           34%             84%          82%          92%          84%         113%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    89.44      $    69.32   $    56.54   $    45.12   $    34.84   $    34.98
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.04)           0.11         0.31         0.09         0.32         0.27
Net realized and unrealized gain (loss)            21.85           20.17        12.75        11.43        10.32        (0.14)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   21.81           20.28        13.06        11.52        10.64         0.13
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --           (0.16)       (0.28)       (0.10)       (0.36)       (0.27)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   111.25      $    89.44   $    69.32   $    56.54   $    45.12   $    34.84
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   24.39%          29.33%       23.20%       25.55%       30.72%        0.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $2,514,742      $2,205,109   $2,395,347   $1,996,201   $  607,101   $  491,478
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.63%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                              (0.08)% (b)      0.16%        0.50%        0.17%        0.82%        0.82%
Portfolio turnover rate (c)                           45%            110%          91%         127%         115%         109%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2021       --------------------------------------------------------------
                                             (UNAUDITED)         2020         2019         2018         2017         2016
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    27.54      $    28.87   $    26.37   $    27.64   $    27.46   $    23.06
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.41            1.05         0.63         0.98         0.76         0.73
Net realized and unrealized gain (loss)             0.35           (1.29)        2.43        (1.30)        0.19         4.38
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.76           (0.24)        3.06        (0.32)        0.95         5.11
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.49)          (1.09)       (0.56)       (0.95)       (0.77)       (0.71)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    27.81      $    27.54   $    28.87   $    26.37   $    27.64   $    27.46
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    2.79%          (0.70)%      11.71%       (1.09)%       3.57%       22.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  173,831      $  229,988   $1,349,541   $  308,540   $1,350,332   $1,831,298
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.67% (b)       0.62%        0.63%        0.63%        0.62%        0.62%
Ratio of net expenses to average net
   assets                                           0.67% (b)       0.62%        0.63%        0.63%        0.62%        0.62%
Ratio of net investment income (loss) to
   average net assets                               2.76% (b)       2.42%        2.23%        2.67%        2.74%        2.79%
Portfolio turnover rate (c)                           17%             64%          60%          76%          57%          71%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Sector
Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR")
    First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units". The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)


(1)   This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P.
      ("FTP"), the distributor of the Trust, by IDI. IDI is a
      successor-in-interest to previous entities that maintained the index in
      NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2021, all the
Funds except FXH, FXR, FXL and FXU had securities in the securities lending program. During the six months ended January 31, 2021, all the Funds except FXU participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2021, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of January 31, 2021.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2020 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund           $       3,533,221        $              --        $              --
First Trust Consumer Staples AlphaDEX(R) Fund                         5,348,032                       --                       --
First Trust Energy AlphaDEX(R) Fund                                   2,332,625                       --                       --
First Trust Financials AlphaDEX(R) Fund                              34,034,992                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            4,258,336                       --                       --
First Trust Materials AlphaDEX(R) Fund                                2,392,541                       --                       --
First Trust Technology AlphaDEX(R) Fund                               4,987,541                       --                       --
First Trust Utilities AlphaDEX(R) Fund                               30,455,522                       --                       --


As of July 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $          98,971        $    (466,302,471)       $      15,910,749
First Trust Consumer Staples AlphaDEX(R) Fund                           198,506             (274,074,178)              17,877,751
First Trust Energy AlphaDEX(R) Fund                                   1,827,486             (469,339,224)             (68,911,599)
First Trust Financials AlphaDEX(R) Fund                               1,830,492             (264,244,884)             (75,913,413)
First Trust Health Care AlphaDEX(R) Fund                                (30,924)            (675,458,254)             117,206,364
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               85,255             (211,251,781)               4,575,376
First Trust Materials AlphaDEX(R) Fund                                   82,775             (143,809,632)              (2,457,876)
First Trust Technology AlphaDEX(R) Fund                                      --             (498,729,025)             495,896,563
First Trust Utilities AlphaDEX(R) Fund                                  818,264             (191,586,590)             (18,973,800)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                            Non-Expiring Capital
                                                             Loss Carryforwards
                                                           -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     466,302,471
First Trust Consumer Staples AlphaDEX(R) Fund                       274,074,178
First Trust Energy AlphaDEX(R) Fund                                 469,339,224
First Trust Financials AlphaDEX(R) Fund                             264,244,884
First Trust Health Care AlphaDEX(R) Fund                            675,458,254
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          211,251,781
First Trust Materials AlphaDEX(R) Fund                              143,809,632
First Trust Technology AlphaDEX(R) Fund                             498,729,025
First Trust Utilities AlphaDEX(R) Fund                              191,586,590


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2020, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                               Qualified Late Year Losses
                                                            ---------------------------------
                                                            Ordinary Losses   Capital Losses
                                                            ---------------   ---------------
First Trust Health Care AlphaDEX(R) Fund                    $        30,924   $            --


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery
Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2021.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the six months ended January 31, 2021, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2021, none of the
Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   530,394,460      $   530,121,905
First Trust Consumer Staples AlphaDEX(R) Fund                                 128,289,253          128,424,857
First Trust Energy AlphaDEX(R) Fund                                            53,840,234           55,122,646
First Trust Financials AlphaDEX(R) Fund                                       262,310,343          262,953,264
First Trust Health Care AlphaDEX(R) Fund                                      752,469,907          753,051,279
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    127,161,390          127,211,959
First Trust Materials AlphaDEX(R) Fund                                         46,620,933           46,636,199
First Trust Technology AlphaDEX(R) Fund                                     1,053,794,602        1,057,350,116
First Trust Utilities AlphaDEX(R) Fund                                         34,318,924           35,416,136


For the six months ended January 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   288,162,200      $   154,356,872
First Trust Consumer Staples AlphaDEX(R) Fund                                   7,455,707           53,140,054
First Trust Energy AlphaDEX(R) Fund                                           117,250,912          542,108,777
First Trust Financials AlphaDEX(R) Fund                                       113,488,946           81,036,072
First Trust Health Care AlphaDEX(R) Fund                                       69,410,902          163,075,164
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  1,057,510,818          123,097,126
First Trust Materials AlphaDEX(R) Fund                                         77,039,078            1,905,069
First Trust Technology AlphaDEX(R) Fund                                     1,363,161,316        1,566,888,975
First Trust Utilities AlphaDEX(R) Fund                                                 --           58,275,099



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 63


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

Non-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                     This page is intentionally left blank.


                     This page is intentionally left blank.


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2021
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2021

Shareholder Letter.........................................................    2
Market Overview............................................................    3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six months ended January
31, 2021.

There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus ("COVID-19") pandemic, I would like to take this opportunity to convey a brief message on the current
economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration's approach of delegating the lion's share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in
Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of
Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the "American Rescue
Plan Act" into law on March 11, 2021. Not one Republican in Congress voted for the bill.

The current climate strikes me as one where "Cash is King." A recent survey by
Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support "a lot," according to their own release. Overall, respondents said that the $600 checks sent out this past
December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden's American Rescue Plan will make payments of up to
$1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.

While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian
Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the
Federal Reserve's 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.

The state of the U.S. economy is on the mend, but likely won't make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used.
Wesbury believes that a full recovery requires the reopening of the entire U.S.
economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.

We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board's Measure of CEO Confidence(TM) rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of
CEOs expect economic conditions to improve over the next six months, up from 63%
in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate
America's largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500(R) Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones
Indices. The all-time high was $1.89 trillion, set in the second quarter of
2020.

It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

While 2020 has come and gone, the coronavirus ("COVID-19") pandemic remains the number one battleground for the U.S. and many foreign nations in 2021. The quick approval in late 2020 of two new vaccines by the Food and Drug Administration has lifted the spirits of Americans and investors, but the initial rollout of the vaccines has been much slower than expected. The federal government's
"Operation Warp Speed" initiative called for 20 million vaccinations to be performed in the U.S. by the end of 2020, but it came in at a little more than three million, according to Axios. These statistics suggest that clearing the
COVID-19 hurdle may extend a bit further into 2021 than initially thought.
Remember, these two vaccines, and any others that may gain approval, are likely the best chance we have for fully reopening the U.S. economy.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2021 sees real gross domestic product growth rising by 5.5% worldwide in 2021, a strong rebound from its -3.5% projection for 2020. The IMF is calling for a 5.1% growth rate for the U.S. in 2021, up from its -3.4% estimate for
2020. As has been the case for many years, Emerging Market and Developing
Economies are expected to grow faster than Advanced Economies in 2021. Their
2021 growth rate estimate is 6.3%, up from -2.4% in 2020.

The Biden Administration is negotiating with the Republicans in Congress to see if they can secure bipartisan support for their $1.9 trillion COVID-19 stimulus proposal. GOP lawmakers have countered with their own scaled-down package that would appropriate $618 billion, about one-third what President Joe Biden is asking for. If the negotiations fall through, meaning President Biden can't lock up 60 votes in the Senate, it is believed that he would likely seek to use reconciliation to lower the voting threshold to a 51-50 majority, with Vice
President Kamala Harris casting the final tie-breaking vote. Regardless of the final dollar value of the package, bond investors are anticipating that the U.S.
government will need to issue more Treasury securities over time to finance the
Democrats' economic agenda, and that could, in turn, push bond yields higher moving forward, according to Bloomberg. There is also a chance for higher inflation from the additional stimulus.

STYLE/EQUITY INVESTING

For the six-month period ended January 31, 2021, the S&P 500(R) Index (the
"Index") posted a total return of 14.47%, according to Bloomberg.
Large-Capitalization (cap) growth stocks outperformed large-cap value stocks in the same period. The S&P 500(R) Growth Index posted a total return of 15.00%, compared to 13.92% for the S&P 500(R) Value Index, for the same period. The S&P
MidCap 400(R) Index posted a total return of 26.44% for the same period. Mid-Cap value stocks outperformed mid-cap growth stocks in the period. The S&P MidCap
400(R) Growth Index posted a total return of 24.32%, compared to 29.26% for the
S&P MidCap 400(R) Value Index, for the same period. The S&P SmallCap 600(R)
Index posted a total return of 38.31% in the period. Small-Cap value stocks outperformed small-cap growth stocks in the period. The S&P SmallCap 600(R)
Growth Index posted a total return of 36.18%, compared to 40.81% for the S&P
SmallCap 600(R) Value Index, in the same period.

The Index closed at 3,756.07 on January 29, 2021, 3.66% below its all-time high, according to Bloomberg. A Bloomberg survey of 22 equity strategists found that their average 2021 year-end price target for the Index was 4,074 as of January
20, 2021, according to its own release. The highest and lowest estimates were
4,400 and 3,800, respectively. Brian Wesbury, Chief Economist at First Trust, has a year-end price target of 4,200. The Index earnings look encouraging beyond
2020. As of January 29, 2021, Bloomberg's consensus year-over-year earnings growth rate estimates for the index for 2021 and 2022 stood at 23.53% and
16.07%, respectively, a healthy rebound from its -13.89% projection for 2020.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at an all-time high of $8.06 trillion in January
2021, up from $6.37 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $5.52 trillion, up from $4.44 trillion a year ago.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    19.25%     16.92%     14.07%      11.55%       8.10%        93.15%    198.44%      191.42%
Market Price                           19.27%     16.98%     14.07%      11.54%       8.10%        93.12%    198.08%      191.43%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                       19.66%     17.66%     14.69%       N/A          N/A         98.47%      N/A          N/A
Nasdaq US 500 Large Cap Index(1)       15.64%     19.92%     16.83%       N/A          N/A        117.69%      N/A          N/A
S&P 500(R) Index                       14.47%     17.25%     16.16%      13.50%       9.05%       111.48%    254.88%      228.51%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       22.66%
Financials                                   14.31
Health Care                                  13.45
Industrials                                  10.48
Consumer Discretionary                       10.40
Utilities                                     7.67
Communication Services                        7.09
Consumer Staples                              5.29
Energy                                        3.52
Materials                                     3.04
Real Estate                                   2.09
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                 0.74%
Lumen Technologies, Inc.                      0.56
General Motors Co.                            0.54
Roku, Inc.                                    0.52
Tesla, Inc.                                   0.50
Applied Materials, Inc.                       0.50
Etsy, Inc.                                    0.50
D.R. Horton, Inc.                             0.49
Catalent, Inc.                                0.49
Lennar Corp., Class A                         0.48
                                            -------
  Total                                       5.32%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2010 - JANUARY 31, 2021

            First Trust Large Cap Core      S&P 500(R)
                 AlphaDEX(R) Fund             Index
7/10                 $10,000                 $10,000
1/11                  11,901                  11,793
7/11                  12,055                  11,965
1/12                  12,143                  12,289
7/12                  12,320                  13,058
1/13                  14,165                  14,352
7/13                  16,188                  16,322
1/14                  17,399                  17,440
7/14                  19,075                  19,086
1/15                  19,822                  19,920
7/15                  20,538                  21,225
1/16                  18,388                  19,788
7/16                  21,276                  22,418
1/17                  22,789                  23,754
7/17                  24,824                  26,013
1/18                  28,416                  30,027
7/18                  28,229                  30,237
1/19                  26,716                  29,332
7/19                  29,214                  32,654
1/20                  30,378                  35,694
7/20                  29,786                  36,558
1/21                  35,517                  41,851


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)       Ended     Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    32.00%     22.14%     14.64%      10.89%       8.81%        97.97%    181.15%      218.82%
Market Price                           32.04%     22.16%     14.63%      10.88%       8.81%        97.93%    180.98%      218.83%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            32.44%     22.96%     15.33%       N/A          N/A        104.08%      N/A          N/A
Nasdaq US 600 Mid Cap Index(1)         29.68%     22.68%     15.95%       N/A          N/A        109.57%      N/A          N/A
S&P MidCap 400(R) Index                26.44%     18.46%     14.01%      11.46%       8.94%        92.66%    195.80%      224.32%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   18.37%
Information Technology                       17.27
Consumer Discretionary                       14.68
Industrials                                  13.73
Health Care                                  11.43
Materials                                     6.23
Consumer Staples                              5.43
Utilities                                     5.32
Real Estate                                   4.36
Communication Services                        2.32
Energy                                        0.86
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Overstock.com, Inc.                           0.59%
National Beverage Corp.                       0.52
Discovery, Inc., Class A                      0.50
KB Home                                       0.45
Dick's Sporting Goods, Inc.                   0.43
Tenet Healthcare Corp.                        0.43
Invesco Ltd.                                  0.43
Toll Brothers, Inc.                           0.43
Qurate Retail, Inc., Series A                 0.42
Chewy, Inc., Class A                          0.41
                                            -------
  Total                                       4.61%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2010 - JANUARY 31, 2021

             First Trust Mid Cap        S&P MidCap
            Core AlphaDEX(R) Fund      400(R) Index
7/10               $10,000               $10,000
1/11                12,277                12,249
7/11                12,660                12,576
1/12                12,863                12,580
7/12                12,744                12,727
1/13                14,880                14,915
7/13                16,913                16,927
1/14                18,471                18,176
7/14                19,195                19,108
1/15                19,525                20,154
7/15                20,259                21,266
1/16                17,435                18,803
7/16                20,413                22,442
1/17                22,327                24,475
7/17                23,395                25,738
1/18                26,632                28,786
7/18                27,446                29,477
1/19                25,804                27,491
7/19                27,781                29,713
1/20                28,261                30,591
7/20                26,149                28,658
1/21                34,517                36,233


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    45.27%     32.40%     15.56%      11.32%       8.21%       106.07%    192.27%      195.37%
Market Price                           45.31%     32.46%     15.62%      11.29%       8.21%       106.65%    191.53%      195.42%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            45.89%     33.46%     16.81%       N/A          N/A        117.51%      N/A          N/A
Nasdaq US 700 Small Cap Index(1)       45.83%     34.30%     17.91%       N/A          N/A        127.91%      N/A          N/A
S&P SmallCap 600(R) Index              38.31%     23.18%     15.21%      12.59%       9.10%       102.99%    227.39%      230.58%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   21.96%
Industrials                                  16.39
Information Technology                       13.30
Health Care                                  12.94
Consumer Discretionary                       11.88
Real Estate                                   7.53
Materials                                     4.69
Consumer Staples                              4.17
Communication Services                        3.35
Energy                                        2.76
Utilities                                     1.03
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Plug Power, Inc.                              0.56%
eXp World Holdings, Inc.                      0.51
Stitch Fix, Inc., Class A                     0.49
At Home Group, Inc.                           0.48
Macerich (The) Co.                            0.45
AMC Networks, Inc., Class A                   0.42
Appian Corp.                                  0.41
Rite Aid Corp.                                0.40
Sleep Number Corp.                            0.40
Renewable Energy Group, Inc.                  0.38
                                            -------
  Total                                       4.50%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2010 - JANUARY 31, 2021

            First Trust Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/10               $10,000               $10,000
1/11                12,001                12,001
7/11                12,421                12,473
1/12                12,922                12,902
7/12                12,597                12,971
1/13                14,657                14,896
7/13                17,206                17,482
1/14                18,882                19,133
7/14                18,866                19,412
1/15                19,310                20,311
7/15                19,897                21,737
1/16                17,022                19,359
7/16                20,334                23,031
1/17                22,555                26,007
7/17                23,594                27,099
1/18                26,202                30,313
7/18                28,243                33,357
1/19                25,735                29,933
7/19                26,399                31,106
1/20                26,489                31,896
7/20                24,145                28,407
1/21                35,075                39,290


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    21.34%      5.45%     11.12%       9.39%       6.51%        69.42%    145.38%      137.74%
Market Price                           21.34%      5.51%     11.12%       9.38%       6.51%        69.41%    145.10%      137.73%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      21.80%      6.11%     11.55%       N/A          N/A         72.70%      N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(1)                            17.04%      7.11%     12.42%       N/A          N/A         79.53%      N/A          N/A
S&P 500(R) Index                       14.47%     17.25%     16.16%      13.50%       9.05%       111.48%    254.88%      228.51%
S&P 500(R) Value Index                 13.92%      2.46%     11.28%      10.21%       5.89%        70.61%    164.45%      119.34%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   23.43%
Utilities                                    14.54
Industrials                                  11.51
Consumer Discretionary                        9.48
Consumer Staples                              8.10
Health Care                                   7.58
Information Technology                        6.81
Communication Services                        6.45
Energy                                        5.13
Materials                                     4.15
Real Estate                                   2.82
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lumen Technologies, Inc.                      1.14%
General Motors Co.                            1.09
D.R. Horton, Inc.                             1.00
Lennar Corp., Class A                         0.98
Exxon Mobil Corp.                             0.98
Kroger (The) Co.                              0.97
Quest Diagnostics, Inc.                       0.97
Fox Corp., Class A                            0.96
Franklin Resources, Inc.                      0.94
CVS Health Corp.                              0.94
                                            -------
  Total                                       9.97%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      JULY 31, 2010 - JANUARY 31, 2021

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/10               $10,000               $10,000          $10,000
1/11                11,774                11,793           11,717
7/11                11,829                11,965           11,518
1/12                12,241                12,289           11,850
7/12                12,416                13,058           12,409
1/13                14,532                14,352           14,156
7/13                16,531                16,322           16,169
1/14                17,457                17,440           16,842
7/14                19,417                19,086           18,479
1/15                19,583                19,920           18,837
7/15                19,361                21,225           19,698
1/16                17,051                19,788           18,161
7/16                19,930                22,418           20,837
1/17                22,816                23,754           22,564
7/17                24,581                26,013           23,825
1/18                27,428                30,027           26,932
7/18                26,578                30,237           26,310
1/19                25,222                29,330           25,563
7/19                26,405                32,650           27,961
1/20                27,395                35,690           30,242
7/20                23,807                36,554           27,200
1/21                28,892                41,851           30,986


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                        Ended      Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                       1/31/21    1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    17.60%     30.70%     16.83%      13.59%        9.55%      117.69%    257.51%      249.97%
Market Price                           17.56%     30.69%     16.84%      13.58%        9.55%      117.72%    257.20%      249.78%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                     17.96%     31.55%     17.67%       N/A          N/A        125.58%      N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(1)                            14.87%     29.87%     20.17%       N/A          N/A        150.64%      N/A          N/A
S&P 500(R) Index                       14.47%     17.25%     16.16%      13.50%        9.05%      111.48%    254.88%      228.51%
S&P 500(R) Growth Index                15.00%     29.84%     20.09%      16.25%       11.81%      149.77%    350.93%      363.22%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       40.45%
Health Care                                  20.99
Consumer Discretionary                       12.41
Communication Services                        8.57
Industrials                                   6.96
Financials                                    5.34
Consumer Staples                              1.67
Energy                                        1.36
Materials                                     1.02
Real Estate                                   0.70
Utilities                                     0.53
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                 1.49%
Roku, Inc.                                    1.06
Tesla, Inc.                                   1.01
Applied Materials, Inc.                       1.01
Etsy, Inc.                                    1.01
Catalent, Inc.                                1.00
KLA Corp.                                     0.98
Twilio, Inc., Class A                         0.96
Snap, Inc., Class A                           0.95
Chegg, Inc.                                   0.95
                                            -------
  Total                                      10.42%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 31, 2010 - JANUARY 31, 2021

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/10                $10,000               $10,000          $10,000
1/11                 12,101                11,793           11,874
7/11                 12,343                11,965           12,414
1/12                 11,958                12,289           12,742
7/12                 12,110                13,058           13,703
1/13                 13,561                14,352           14,578
7/13                 15,553                16,322           16,511
1/14                 17,080                17,440           18,070
7/14                 18,489                19,086           19,729
1/15                 19,852                19,920           21,035
7/15                 21,692                21,225           22,785
1/16                 19,874                19,788           21,436
7/16                 22,553                22,418           23,989
1/17                 22,298                23,754           24,853
7/17                 24,604                26,013           28,061
1/18                 28,996                30,027           32,975
7/18                 29,570                30,237           34,126
1/19                 27,739                29,332           33,064
7/19                 31,685                32,654           37,387
1/20                 33,098                35,694           41,240
7/20                 36,788                36,558           46,563
1/21                 43,261                41,851           53,544


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the
Nasdaq US 500 Large Cap Value Index, Nasdaq US 600 Mid Cap Value Index, and
Nasdaq US 700 Small Cap Value Index (together, the "Nasdaq US Multi Cap Value
Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    28.28%     10.19%     11.05%       9.00%       6.69%        68.85%    136.67%      143.27%
Market Price                           28.16%     10.18%     11.04%       8.98%       6.68%        68.83%    136.35%      143.10%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      28.78%     11.04%     11.83%       N/A          N/A         74.93%      N/A          N/A
Nasdaq US Multi Cap Value Index(1)     19.15%      7.93%     12.43%       N/A          N/A         79.64%      N/A          N/A
S&P Composite 1500(R) Index            15.69%     17.48%     16.01%      13.34%       9.07%       110.12%    249.82%      229.35%
S&P Composite 1500(R) Value Index      15.53%      3.31%     11.38%      10.24%       6.07%        71.42%    164.99%      124.69%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   27.43%
Industrials                                  13.76
Consumer Discretionary                       11.36
Utilities                                    10.33
Information Technology                        6.83
Consumer Staples                              6.36
Real Estate                                   5.24
Health Care                                   5.15
Communication Services                        5.10
Materials                                     4.94
Energy                                        3.50
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lumen Technologies, Inc.                      0.57%
General Motors Co.                            0.54
D.R. Horton, Inc.                             0.50
Lennar Corp., Class A                         0.49
Exxon Mobil Corp.                             0.49
Kroger (The) Co.                              0.48
Quest Diagnostics, Inc.                       0.48
Fox Corp., Class A                            0.48
Franklin Resources, Inc.                      0.47
CVS Health Corp.                              0.47
                                            -------
  Total                                       4.97%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JULY 31, 2010 - JANUARY 31, 2021

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/10               $10,000                 $10,000                $10,000
1/11                11,937                  11,838                 11,748
7/11                12,013                  12,035                 11,575
1/12                12,541                  12,337                 11,904
7/12                12,449                  13,030                 12,406
1/13                14,678                  14,419                 14,207
7/13                16,922                  16,414                 16,251
1/14                18,128                  17,562                 16,994
7/14                19,524                  19,107                 18,562
1/15                19,522                  19,961                 18,946
7/15                19,380                  21,257                 19,772
1/16                16,733                  19,709                 18,161
7/16                19,763                  22,447                 20,963
1/17                22,599                  23,886                 22,791
7/17                23,609                  26,040                 23,992
1/18                26,114                  29,965                 27,042
7/18                26,039                  30,289                 26,605
1/19                24,461                  29,235                 25,716
7/19                25,097                  32,423                 28,011
1/20                25,641                  35,251                 30,132
7/20                22,024                  35,797                 26,947
1/21                28,251                  41,412                 31,131


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Growth Index, Nasdaq US 600 Mid Cap Growth Index and
Nasdaq US 700 Small Cap Growth Index (together the "Nasdaq US Multi Cap Growth
Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended     Ended       Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/21     1/31/21    1/31/21    1/31/21     to 1/31/21    1/31/21    1/31/21     to 1/31/21
FUND PERFORMANCE
NAV                                    28.36%     37.18%     18.44%      13.85%       10.08%      133.12%    265.73%      273.83%
Market Price                           28.22%     37.18%     18.46%      13.83%       10.07%      133.26%    265.19%      273.64%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     28.85%     38.19%     19.40%       N/A          N/A        142.64%      N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            16.74%     30.70%     20.18%       N/A          N/A        150.71%      N/A          N/A
S&P Composite 1500(R) Index            15.69%     17.48%     16.01%      13.34%        9.07%      110.12%    249.82%      229.35%
S&P Composite 1500(R) Growth
   Index                               15.94%     29.62%     19.75%      15.95%       11.70%      146.24%    339.20%      357.34%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       33.54%
Health Care                                  22.40
Consumer Discretionary                       12.97
Industrials                                   9.55
Financials                                    6.11
Communication Services                        5.12
Consumer Staples                              3.38
Materials                                     2.74
Real Estate                                   2.06
Energy                                        1.50
Utilities                                     0.63
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                 0.73%
Roku, Inc.                                    0.51
Tesla, Inc.                                   0.49
Applied Materials, Inc.                       0.49
Etsy, Inc.                                    0.49
Catalent, Inc.                                0.49
KLA Corp.                                     0.48
Twilio, Inc., Class A                         0.47
Snap, Inc., Class A                           0.46
Chegg, Inc.                                   0.46
                                            -------
  Total                                       5.07%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             JULY 31, 2010 - JANUARY 31, 2021

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/10                $10,000                 $10,000                $10,000
1/11                 12,170                  11,838                 11,934
7/11                 12,674                  12,035                 12,501
1/12                 12,428                  12,337                 12,786
7/12                 12,535                  13,030                 13,658
1/13                 14,113                  14,419                 14,664
7/13                 16,045                  16,414                 16,615
1/14                 17,691                  17,562                 18,165
7/14                 18,394                  19,107                 19,691
1/15                 19,574                  19,961                 21,010
7/15                 21,315                  21,257                 22,777
1/16                 19,092                  19,709                 21,285
7/16                 21,881                  22,447                 23,931
1/17                 22,297                  23,886                 24,895
7/17                 24,473                  26,040                 27,953
1/18                 28,616                  29,965                 32,744
7/18                 30,055                  30,291                 33,922
1/19                 27,957                  29,237                 32,705
7/19                 31,455                  32,424                 36,858
1/20                 32,447                  35,249                 40,439
7/20                 34,675                  35,797                 45,210
1/21                 44,509                  41,412                 52,414


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL            CUMULATIVE
                                                                               TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                     Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                    1/31/21     1/31/21    1/31/21    to 1/31/21    1/31/21    to 1/31/21
FUND PERFORMANCE
NAV                                                  32.34%      8.48%      9.55%        7.69%      57.77%      106.55%
Market Price                                         32.32%      8.46%      9.54%        7.69%      57.69%      106.43%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                                          32.89%      9.31%     10.39%         N/A       63.96%        N/A
Nasdaq US 600 Mid Cap Value Index(1)                 27.57%      4.77%     10.80%         N/A       67.03%        N/A
S&P MidCap 400(R) Value Index                        29.26%      9.45%     11.90%        9.91%      75.42%      152.21%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   30.42%
Consumer Discretionary                       15.56
Industrials                                  14.87
Utilities                                     9.55
Real Estate                                   6.28
Information Technology                        6.07
Materials                                     5.47
Consumer Staples                              4.86
Communication Services                        3.21
Health Care                                   2.72
Energy                                        0.99
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Discovery, Inc., Class A                      1.01%
KB Home                                       0.91
Dick's Sporting Goods, Inc.                   0.87
Invesco Ltd.                                  0.87
Toll Brothers, Inc.                           0.86
Qurate Retail, Inc., Series A                 0.84
SL Green Realty Corp.                         0.82
Molson Coors Beverage Co., Class B            0.81
NRG Energy, Inc.                              0.81
Kimco Realty Corp.                            0.81
                                            -------
  Total                                       8.61%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                APRIL 19, 2011 - JANUARY 31, 2021

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
4/11               $10,000                   $10,000
7/11                 9,625                     9,581
1/12                 9,982                     9,720
7/12                 9,935                     9,869
1/13                11,765                    11,640
7/13                13,549                    13,358
1/14                14,657                    14,305
7/14                15,487                    15,311
1/15                15,205                    15,816
7/15                15,351                    16,204
1/16                13,091                    14,376
7/16                15,539                    17,468
1/17                17,704                    19,524
7/17                17,984                    20,073
1/18                19,750                    21,915
7/18                19,925                    22,582
1/19                18,796                    21,295
7/19                19,078                    22,530
1/20                19,040                    23,044
7/20                15,607                    19,512
1/21                20,655                    25,221


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL            CUMULATIVE
                                                                               TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                     Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                    1/31/21     1/31/21    1/31/21    to 1/31/21    1/31/21    to 1/31/21
FUND PERFORMANCE
NAV                                                  32.71%     41.04%     20.32%       13.54%      152.16%     246.52%
Market Price                                         32.71%     41.01%     20.32%       13.54%      152.16%     246.52%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Growth
   Index(1)                                          33.21%     42.09%     21.10%         N/A       160.48%       N/A
Nasdaq US 600 Mid Cap Growth Index(1)                31.39%     39.67%     20.49%         N/A       153.97%       N/A
S&P MidCap 400(R) Growth Index                       24.32%     26.57%     15.66%       12.06%      106.94%     204.72%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       32.26%
Health Care                                  21.92
Consumer Discretionary                       12.83
Industrials                                  10.95
Consumer Staples                              5.98
Materials                                     5.66
Financials                                    5.01
Real Estate                                   2.01
Communication Services                        1.73
Energy                                        1.23
Utilities                                     0.42
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Overstock.com, Inc.                           1.16%
National Beverage Corp.                       1.02
Novavax, Inc.                                 0.85
Tenet Healthcare Corp.                        0.85
Chewy, Inc., Class A                          0.81
Scotts Miracle-Gro (The) Co.                  0.80
PTC, Inc.                                     0.80
II-VI, Inc.                                   0.79
Albemarle Corp.                               0.79
OPKO Health, Inc.                             0.79
                                            -------
  Total                                       8.66%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 APRIL 19, 2011 - JANUARY 31, 2021

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
4/11                $10,000                   $10,000
7/11                  9,881                     9,910
1/12                  9,804                     9,779
7/12                  9,673                     9,861
1/13                 11,050                    11,485
7/13                 12,290                    12,894
1/14                 13,612                    13,883
7/14                 13,824                    14,345
1/15                 14,646                    15,414
7/15                 15,748                    16,711
1/16                 13,744                    14,724
7/16                 15,753                    17,266
1/17                 16,331                    18,295
7/17                 17,791                    19,634
1/18                 21,047                    22,457
7/18                 22,251                    22,846
1/19                 20,796                    21,092
7/19                 23,678                    23,261
1/20                 24,570                    24,075
7/20                 26,112                    24,511
1/21                 34,652                    30,472


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL             CUMULATIVE
                                                                               TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                     Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                    1/31/21     1/31/21    1/31/21    to 1/31/21    1/31/21    to 1/31/21
FUND PERFORMANCE
NAV                                                  39.38%     23.52%     12.61%        9.22%       81.06%     136.98%
Market Price                                         39.42%     23.17%     12.63%        9.22%       81.21%     136.99%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Value
   Index(1)                                          39.92%     24.53%     14.02%        N/A         92.67%       N/A
Nasdaq US 700 Small Cap Value Index(1)               42.94%     20.20%     13.86%        N/A         91.38%       N/A
S&P SmallCap 600(R) Value Index                      40.81%     16.46%     13.03%       10.94%       84.47%     176.21%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   32.87%
Industrials                                  17.62
Consumer Discretionary                        9.79
Real Estate                                   9.62
Information Technology                        7.99
Materials                                     6.06
Communication Services                        4.60
Consumer Staples                              4.27
Energy                                        3.24
Health Care                                   2.77
Utilities                                     1.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Macerich (The) Co.                            0.92%
Renewable Energy Group, Inc.                  0.79
Stride, Inc.                                  0.76
Tri Pointe Homes, Inc.                        0.73
TEGNA, Inc.                                   0.72
Prestige Consumer Healthcare, Inc.            0.72
Navient Corp.                                 0.72
Simmons First National Corp., Class A         0.72
Adtalem Global Education, Inc.                0.71
Assured Guaranty Ltd.                         0.71
                                            -------
  Total                                       7.50%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 APRIL 19, 2011 - JANUARY 31, 2021

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
4/11               $10,000                    $10,000
7/11                 9,930                      9,813
1/12                10,692                     10,331
7/12                10,005                     10,231
1/13                11,945                     11,945
7/13                14,241                     14,054
1/14                15,577                     15,278
7/14                15,931                     15,723
1/15                15,996                     16,154
7/15                15,630                     16,701
1/16                13,090                     14,973
7/16                15,754                     18,195
1/17                18,060                     20,662
7/17                18,181                     21,216
1/18                19,883                     23,634
7/18                20,883                     25,612
1/19                19,012                     22,856
7/19                18,859                     23,442
1/20                19,185                     23,717
7/20                17,003                     19,617
1/21                23,698                     27,621


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL             CUMULATIVE
                                                                               TOTAL RETURNS            TOTAL RETURNS
                                                    6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                     Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                    1/31/21     1/31/21    1/31/21    to 1/31/21    1/31/21    to 1/31/21
FUND PERFORMANCE
NAV                                                  50.26%     44.73%     18.97%       13.26%      138.34%     238.14%
Market Price                                         50.15%     44.65%     18.96%       13.25%      138.25%     237.89%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Growth
   Index(1)                                          51.00%     46.05%     20.35%        N/A        152.44%       N/A
Nasdaq US 700 Small Cap Growth Index(1)              48.38%     48.44%     21.83%        N/A        168.35%       N/A
S&P SmallCap 600(R) Growth Index                     36.18%     29.19%     17.23%       13.60%      121.40%     248.44%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  26.35%
Information Technology                       19.38
Consumer Discretionary                       14.47
Industrials                                  13.52
Financials                                    9.49
Real Estate                                   5.29
Consumer Staples                              3.58
Materials                                     2.52
Energy                                        2.20
Communication Services                        2.03
Utilities                                     1.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Plug Power, Inc.                              1.11%
eXp World Holdings, Inc.                      1.00
Stitch Fix, Inc., Class A                     0.97
At Home Group, Inc.                           0.94
Appian Corp.                                  0.80
Rite Aid Corp.                                0.79
Sleep Number Corp.                            0.78
Vista Outdoor, Inc.                           0.73
Upwork, Inc.                                  0.71
Michaels (The) Cos., Inc.                     0.71
                                            -------
  Total                                       8.54%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JANUARY 31, 2021

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
4/11                $10,000                    $10,000
7/11                  9,920                      9,982
1/12                  9,826                     10,155
7/12                 10,157                     10,362
1/13                 11,338                     11,710
7/13                 13,014                     13,710
1/14                 14,413                     15,107
7/14                 13,992                     15,093
1/15                 14,637                     16,071
7/15                 16,115                     17,778
1/16                 14,186                     15,737
7/16                 16,685                     18,361
1/17                 17,809                     20,597
7/17                 19,540                     21,757
1/18                 22,008                     24,431
7/18                 24,592                     27,311
1/19                 22,219                     24,686
7/19                 23,630                     25,997
1/20                 23,358                     26,970
7/20                 22,503                     25,586
1/21                 33,814                     34,844


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2021 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid
Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First
Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R)
Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid
Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund or
First Trust Small Cap Growth AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2020     JANUARY 31, 2021      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,192.50             0.60%             $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,320.00             0.60%             $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,452.70             0.60%             $3.71
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,213.40             0.60%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,176.00             0.59%             $3.24
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2020     JANUARY 31, 2021      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,282.80             0.70%             $4.03
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,283.60             0.63%             $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,323.40             0.70%             $4.10
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,327.10             0.70%             $4.11
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,393.80             0.70%             $4.22
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,502.60             0.70%             $4.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.2%
       30,028  General Dynamics Corp.           $     4,404,507
        6,750  HEICO Corp.                              794,745
        4,729  L3Harris Technologies, Inc.              811,071
        8,799  Northrop Grumman Corp.                 2,521,881
        4,559  Teledyne Technologies, Inc. (a)        1,627,608
        2,888  TransDigm Group, Inc. (a)              1,597,873
                                                ---------------
                                                     11,757,685
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       19,042  C.H. Robinson Worldwide, Inc.          1,629,234
       28,191  Expeditors International of
                  Washington, Inc.                    2,523,658
       10,327  FedEx Corp.                            2,430,356
        5,308  United Parcel Service, Inc.,
                  Class B                               822,740
                                                ---------------
                                                      7,405,988
                                                ---------------
               AUTO COMPONENTS -- 0.4%
       27,438  Aptiv PLC                              3,665,717
                                                ---------------
               AUTOMOBILES -- 1.5%
      406,701  Ford Motor Co. (a)                     4,282,562
      107,316  General Motors Co.                     5,438,775
        6,333  Tesla, Inc. (a)                        5,025,425
                                                ---------------
                                                     14,746,762
                                                ---------------
               BANKS -- 4.7%
      117,944  Bank of America Corp.                  3,497,039
       57,979  Citigroup, Inc.                        3,362,202
       99,969  Citizens Financial Group, Inc.         3,642,870
      129,667  Fifth Third Bancorp                    3,751,266
       24,331  First Republic Bank                    3,527,752
       21,101  JPMorgan Chase & Co.                   2,715,066
      217,849  KeyCorp                                3,672,934
       28,083  M&T Bank Corp.                         3,720,155
       29,990  PNC Financial Services Group
                  (The), Inc.                         4,304,165
      221,769  Regions Financial Corp.                3,772,291
        4,609  SVB Financial Group (a)                2,017,728
       74,586  Truist Financial Corp.                 3,578,636
       57,548  U.S. Bancorp                           2,465,932
      118,453  Wells Fargo & Co.                      3,539,376
                                                ---------------
                                                     47,567,412
                                                ---------------
               BEVERAGES -- 0.6%
        4,080  Constellation Brands, Inc.,
                  Class A                               860,595
       55,858  Keurig Dr Pepper, Inc.                 1,776,285
       28,992  Monster Beverage Corp. (a)             2,517,375
        6,027  PepsiCo, Inc.                            823,107
                                                ---------------
                                                      5,977,362
                                                ---------------
               BIOTECHNOLOGY -- 1.6%
       16,681  AbbVie, Inc.                           1,709,469
       33,728  Exact Sciences Corp. (a)               4,626,132
       15,340  Gilead Sciences, Inc.                  1,006,304
       42,774  Moderna, Inc. (a)                      7,406,746
       10,485  Sarepta Therapeutics, Inc. (a)           937,359
        5,102  Seagen, Inc. (a)                         838,106
                                                ---------------
                                                     16,524,116
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS -- 1.0%
       71,081  Carrier Global Corp.             $     2,736,619
       31,277  Fortune Brands Home &
                  Security, Inc.                      2,697,641
       38,365  Johnson Controls International
                  PLC                                 1,911,344
        3,262  Lennox International, Inc.               898,648
       16,269  Masco Corp.                              883,569
        6,156  Trane Technologies PLC                   882,463
                                                ---------------
                                                     10,010,284
                                                ---------------
               CAPITAL MARKETS -- 4.1%
        9,197  Ameriprise Financial, Inc.             1,819,810
       18,246  Apollo Global Management, Inc.           838,221
      105,292  Bank of New York Mellon (The)
                  Corp.                               4,193,780
        6,193  BlackRock, Inc.                        4,342,903
        4,910  CME Group, Inc.                          892,344
      178,817  Franklin Resources, Inc.               4,701,099
       13,556  Goldman Sachs Group (The),
                  Inc.                                3,675,981
       15,504  Intercontinental Exchange, Inc.        1,710,867
       44,145  KKR & Co., Inc.                        1,719,448
        3,134  MarketAxess Holdings, Inc.             1,694,742
       52,166  Morgan Stanley                         3,497,730
        8,007  MSCI, Inc.                             3,165,167
       13,467  Nasdaq, Inc.                           1,821,681
        9,596  Northern Trust Corp.                     855,867
       49,119  State Street Corp.                     3,438,330
       17,711  T. Rowe Price Group, Inc.              2,771,417
                                                ---------------
                                                     41,139,387
                                                ---------------
               CHEMICALS -- 1.7%
       13,757  Celanese Corp.                         1,680,418
       69,245  Corteva, Inc.                          2,760,106
       26,737  Eastman Chemical Co.                   2,629,584
        7,777  FMC Corp.                                842,171
       24,635  International Flavors &
                  Fragrances, Inc. (b)                2,768,481
       29,252  LyondellBasell Industries N.V.,
                  Class A                             2,508,652
       12,395  PPG Industries, Inc.                   1,669,730
        9,845  RPM International, Inc.                  811,917
        2,432  Sherwin-Williams (The) Co.             1,682,458
                                                ---------------
                                                     17,353,517
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.0%
        2,529  Cintas Corp.                             804,525
       28,093  Copart, Inc. (a)                       3,083,207
       27,842  Republic Services, Inc.                2,520,258
       68,626  Rollins, Inc.                          2,471,909
       15,156  Waste Management, Inc.                 1,687,166
                                                ---------------
                                                     10,567,065
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        9,227  Arista Networks, Inc. (a)              2,837,856
       79,886  Cisco Systems, Inc.                    3,561,318
        5,256  Motorola Solutions, Inc.                 880,643
                                                ---------------
                                                      7,279,817
                                                ---------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
       16,405  Jacobs Engineering Group, Inc.   $     1,656,249
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.6%
       12,589  Martin Marietta Materials, Inc.        3,618,204
       18,078  Vulcan Materials Co.                   2,696,153
                                                ---------------
                                                      6,314,357
                                                ---------------
               CONSUMER FINANCE -- 0.8%
        7,392  American Express Co.                     859,394
       36,166  Capital One Financial Corp.            3,770,667
        9,873  Discover Financial Services              824,791
       77,245  Synchrony Financial                    2,599,294
                                                ---------------
                                                      8,054,146
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
       53,925  International Paper Co.                2,712,967
                                                ---------------
               DISTRIBUTORS -- 0.4%
       11,996  Pool Corp.                             4,248,743
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
       49,470  Chegg, Inc. (a)                        4,712,512
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
       19,272  Berkshire Hathaway, Inc.,
                  Class B (a)                         4,391,511
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
      155,377  AT&T, Inc.                             4,448,443
      458,320  Lumen Technologies, Inc.               5,674,002
       76,061  Verizon Communications, Inc.           4,164,340
                                                ---------------
                                                     14,286,785
                                                ---------------
               ELECTRIC UTILITIES -- 4.4%
       69,376  Alliant Energy Corp.                   3,375,143
       42,932  American Electric Power Co.,
                  Inc.                                3,473,628
       39,044  Duke Energy Corp.                      3,670,136
       42,681  Edison International                   2,482,327
       44,758  Entergy Corp.                          4,266,780
       80,501  Evergy, Inc.                           4,325,319
       30,992  Eversource Energy                      2,711,800
      105,841  Exelon Corp.                           4,398,752
       87,591  FirstEnergy Corp.                      2,694,299
       23,168  NextEra Energy, Inc.                   1,873,596
      158,463  PPL Corp.                              4,384,671
       58,195  Southern (The) Co.                     3,428,849
       53,622  Xcel Energy, Inc.                      3,431,272
                                                ---------------
                                                     44,516,572
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       14,780  AMETEK, Inc.                           1,673,983
       14,879  Eaton Corp. PLC                        1,751,258
       33,361  Emerson Electric Co.                   2,647,195
        3,563  Rockwell Automation, Inc.                885,513
                                                ---------------
                                                      6,957,949
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.9%
       20,503  Amphenol Corp., Class A          $     2,560,415
       13,562  CDW Corp.                              1,785,573
       22,263  Cognex Corp.                           1,828,460
       49,652  Corning, Inc.                          1,781,017
       20,299  Keysight Technologies, Inc. (a)        2,874,135
       53,541  Trimble, Inc. (a)                      3,528,887
       11,626  Zebra Technologies Corp.,
                  Class A (a)                         4,508,912
                                                ---------------
                                                     18,867,399
                                                ---------------
               ENTERTAINMENT -- 1.6%
       28,876  Activision Blizzard, Inc.              2,627,716
        6,223  Electronic Arts, Inc.                    891,133
        3,306  Netflix, Inc. (a)                      1,760,081
       13,459  Roku, Inc. (a)                         5,235,955
       17,204  Take-Two Interactive Software,
                  Inc. (a)                            3,448,542
      181,100  Zynga, Inc., Class A (a)               1,794,701
                                                ---------------
                                                     15,758,128
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.7%
       16,713  AvalonBay Communities, Inc.            2,735,417
       47,272  Boston Properties, Inc.                4,314,516
        7,714  Extra Space Storage, Inc.                877,776
       82,032  Medical Properties Trust, Inc.         1,731,696
       14,109  Mid-America Apartment
                  Communities, Inc.                   1,872,970
       10,480  Simon Property Group, Inc.               973,906
       54,673  Ventas, Inc.                           2,518,785
       35,048  VICI Properties, Inc.                    886,013
       13,830  Welltower, Inc.                          838,098
       26,654  Weyerhaeuser Co.                         831,338
                                                ---------------
                                                     17,580,515
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.1%
        2,371  Costco Wholesale Corp.                   835,612
      140,700  Kroger (The) Co.                       4,854,150
       44,821  Walgreens Boots Alliance, Inc.         2,252,255
       24,800  Walmart, Inc.                          3,484,152
                                                ---------------
                                                     11,426,169
                                                ---------------
               FOOD PRODUCTS -- 3.2%
       88,645  Archer-Daniels-Midland Co.             4,433,136
       55,453  Campbell Soup Co.                      2,667,844
       98,591  Conagra Brands, Inc.                   3,411,248
       60,797  General Mills, Inc.                    3,532,306
       11,734  Hershey (The) Co.                      1,706,593
       57,523  Hormel Foods Corp.                     2,695,528
       38,655  J.M. Smucker (The) Co.                 4,499,828
       43,085  Kellogg Co.                            2,539,430
       25,786  Kraft Heinz (The) Co.                    864,089
       30,570  Mondelez International, Inc.,
                  Class A                             1,694,801
       69,345  Tyson Foods, Inc., Class A             4,459,577
                                                ---------------
                                                     32,504,380
                                                ---------------
               GAS UTILITIES -- 0.4%
       46,826  Atmos Energy Corp.                     4,167,514
                                                ---------------

Page 30                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.3%
        8,162  Abbott Laboratories              $     1,008,742
        5,514  ABIOMED, Inc. (a)                      1,920,251
        8,362  Align Technology, Inc. (a)             4,393,228
       11,138  Baxter International, Inc.               855,733
        3,571  Becton, Dickinson and Co.                934,852
        4,022  Danaher Corp.                            956,592
       19,593  Edwards Lifesciences Corp. (a)         1,617,990
       49,085  Hologic, Inc. (a)                      3,913,547
        8,939  IDEXX Laboratories, Inc. (a)           4,278,921
        6,991  Insulet Corp. (a)                      1,867,855
        2,185  Intuitive Surgical, Inc. (a)           1,633,593
        6,661  Masimo Corp. (a)                       1,704,683
       15,259  Medtronic PLC                          1,698,784
        4,975  Quidel Corp. (a)                       1,248,576
        4,206  ResMed, Inc.                             847,803
        4,716  STERIS PLC                               882,411
        7,294  Stryker Corp.                          1,612,047
        6,309  West Pharmaceutical Services,
                  Inc.                                1,889,482
                                                ---------------
                                                     33,265,090
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.1%
       11,133  Anthem, Inc.                           3,306,278
       74,439  Centene Corp. (a)                      4,488,672
       17,172  Cigna Corp.                            3,727,182
       65,425  CVS Health Corp.                       4,687,701
       38,064  DaVita, Inc. (a)                       4,467,572
       10,868  HCA Healthcare, Inc.                   1,765,833
        4,356  Humana, Inc.                           1,668,827
       17,564  Laboratory Corp. of America
                  Holdings (a)                        4,020,575
       15,417  McKesson Corp.                         2,689,804
       16,808  Molina Healthcare, Inc. (a)            3,590,357
       37,499  Quest Diagnostics, Inc.                4,842,996
        7,645  UnitedHealth Group, Inc.               2,550,219
                                                ---------------
                                                     41,806,016
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       45,551  Cerner Corp.                           3,649,091
        4,470  Teladoc Health, Inc. (a)               1,179,320
        3,283  Veeva Systems, Inc., Class A (a)         907,552
                                                ---------------
                                                      5,735,963
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.5%
        1,934  Chipotle Mexican Grill, Inc. (a)       2,862,320
        2,330  Domino's Pizza, Inc.                     863,871
        8,233  Yum! Brands, Inc.                        835,567
                                                ---------------
                                                      4,561,758
                                                ---------------
               HOUSEHOLD DURABLES -- 2.4%
       64,838  D.R. Horton, Inc.                      4,979,558
       22,406  Garmin Ltd.                            2,573,553
       58,620  Lennar Corp., Class A                  4,874,253
          876  NVR, Inc. (a)                          3,895,117
      103,632  PulteGroup, Inc.                       4,507,992

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
       19,805  Whirlpool Corp.                  $     3,665,707
                                                ---------------
                                                     24,496,180
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       10,245  Church & Dwight Co., Inc.                864,985
       20,902  Colgate-Palmolive Co.                  1,630,356
        6,422  Procter & Gamble (The) Co.               823,365
                                                ---------------
                                                      3,318,706
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.8%
       15,339  3M Co.                                 2,694,449
      248,259  General Electric Co.                   2,651,406
       12,606  Honeywell International, Inc.          2,462,834
                                                ---------------
                                                      7,808,689
                                                ---------------
               INSURANCE -- 4.3%
      100,487  Aflac, Inc.                            4,540,003
       40,650  Allstate (The) Corp.                   4,356,867
      123,887  Arch Capital Group Ltd. (a)            3,891,291
       14,449  Arthur J. Gallagher & Co.              1,667,559
       18,851  Brown & Brown, Inc.                      812,290
       11,612  Chubb Ltd.                             1,691,520
       40,916  Cincinnati Financial Corp.             3,440,626
       91,234  Hartford Financial Services
                  Group (The), Inc.                   4,381,057
        1,730  Markel Corp. (a)                       1,677,200
       95,177  MetLife, Inc.                          4,582,773
       72,060  Principal Financial Group, Inc.        3,550,396
       45,192  Progressive (The) Corp.                3,940,290
       25,468  Travelers (The) Cos., Inc.             3,471,288
       13,456  W.R. Berkley Corp.                       836,156
                                                ---------------
                                                     42,839,316
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.8%
        1,529  Alphabet, Inc., Class A (a)            2,794,034
        6,543  Facebook, Inc., Class A (a)            1,690,253
       67,810  Pinterest, Inc., Class A (a)           4,645,663
       89,248  Snap, Inc., Class A (a)                4,724,789
       34,428  Zillow Group, Inc., Class C (a)        4,491,477
                                                ---------------
                                                     18,346,216
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.3%
          823  Amazon.com, Inc. (a)                   2,638,703
       17,786  eBay, Inc.                             1,005,087
       25,117  Etsy, Inc. (a)                         5,000,543
       15,832  Wayfair, Inc., Class A (a)             4,311,370
                                                ---------------
                                                     12,955,703
                                                ---------------
               IT SERVICES -- 5.0%
        6,843  Accenture PLC, Class A                 1,655,459
        5,072  Automatic Data Processing, Inc.          837,489
       20,503  Booz Allen Hamilton Holding
                  Corp.                               1,746,240
        5,834  Broadridge Financial Solutions,
                  Inc.                                  824,402
       32,717  Cognizant Technology Solutions
                  Corp., Class A                      2,550,290
        9,975  EPAM Systems, Inc. (a)                 3,435,689

                        See Notes to Financial Statements                Page 31


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        6,318  Fidelity National Information
                  Services, Inc.                $       780,020
       15,698  Fiserv, Inc. (a)                       1,612,028
       16,738  Gartner, Inc. (a)                      2,542,670
       16,594  Global Payments, Inc.                  2,929,173
       21,549  GoDaddy, Inc., Class A (a)             1,693,320
       28,400  International Business Machines
                  Corp.                               3,382,724
       25,507  Leidos Holdings, Inc.                  2,705,272
       12,446  MongoDB, Inc. (a)                      4,600,166
       14,060  Okta, Inc. (a)                         3,641,681
        9,591  Paychex, Inc.                            837,486
       15,264  PayPal Holdings, Inc. (a)              3,576,508
       20,533  Square, Inc., Class A (a)              4,434,307
       13,202  Twilio, Inc., Class A (a)              4,745,195
       81,471  Western Union (The) Co.                1,814,359
                                                ---------------
                                                     50,344,478
                                                ---------------
               LEISURE PRODUCTS -- 0.6%
       19,109  Hasbro, Inc.                           1,792,806
       29,453  Peloton Interactive, Inc.,
                  Class A (a)                         4,303,967
                                                ---------------
                                                      6,096,773
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.5%
       22,627  Agilent Technologies, Inc.             2,719,087
      158,744  Avantor, Inc. (a)                      4,681,360
        4,600  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         2,639,342
        8,444  Bio-Techne Corp.                       2,743,540
        2,352  Mettler-Toledo International,
                  Inc. (a)                            2,747,371
       31,141  PerkinElmer, Inc.                      4,579,907
        5,756  Thermo Fisher Scientific, Inc.         2,933,833
        7,225  Waters Corp. (a)                       1,912,241
                                                ---------------
                                                     24,956,681
                                                ---------------
               MACHINERY -- 2.1%
        9,820  Caterpillar, Inc.                      1,795,489
       15,741  Cummins, Inc.                          3,690,005
        3,322  Deere & Co.                              959,394
       14,157  Dover Corp.                            1,649,149
       25,241  Fortive Corp.                          1,667,925
        4,487  IDEX Corp.                               835,434
       41,433  PACCAR, Inc.                           3,779,518
        6,562  Parker-Hannifin Corp.                  1,736,371
       10,010  Stanley Black & Decker, Inc.           1,736,635
       48,837  Westinghouse Air Brake
                  Technologies Corp.                  3,624,194
                                                ---------------
                                                     21,474,114
                                                ---------------
               MEDIA -- 2.0%
        1,204  Cable One, Inc.                        2,408,000
        2,701  Charter Communications, Inc.,
                  Class A (a)                         1,641,020
       68,223  Comcast Corp., Class A                 3,381,814
      153,456  Fox Corp., Class A                     4,784,758

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MEDIA (CONTINUED)
       42,990  Omnicom Group, Inc.              $     2,681,716
      140,302  Sirius XM Holdings, Inc. (b)             878,290
       95,946  ViacomCBS, Inc., Class B               4,653,381
                                                ---------------
                                                     20,428,979
                                                ---------------
               METALS & MINING -- 0.4%
       14,922  Newmont Corp.                            889,351
       67,210  Nucor Corp.                            3,275,143
                                                ---------------
                                                      4,164,494
                                                ---------------
               MULTILINE RETAIL -- 0.8%
       12,748  Dollar General Corp.                   2,480,888
       24,816  Dollar Tree, Inc. (a)                  2,522,795
       15,187  Target Corp.                           2,751,429
                                                ---------------
                                                      7,755,112
                                                ---------------
               MULTI-UTILITIES -- 2.7%
       45,796  Ameren Corp.                           3,330,285
       43,947  CMS Energy Corp.                       2,499,705
       61,834  Consolidated Edison, Inc.              4,376,611
       11,883  Dominion Energy, Inc.                    866,152
       36,806  DTE Energy Co.                         4,369,608
       76,648  Public Service Enterprise
                  Group, Inc.                         4,325,247
       35,074  Sempra Energy                          4,340,758
       29,133  WEC Energy Group, Inc.                 2,589,924
                                                ---------------
                                                     26,698,290
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.5%
       59,553  Cheniere Energy, Inc. (a)              3,771,492
       42,331  Chevron Corp.                          3,606,601
       67,045  ConocoPhillips                         2,683,811
       71,683  EOG Resources, Inc.                    3,652,966
      108,410  Exxon Mobil Corp.                      4,861,104
      196,137  Kinder Morgan, Inc.                    2,761,609
      103,261  Occidental Petroleum Corp.             2,071,416
       69,859  ONEOK, Inc.                            2,782,484
       31,389  Pioneer Natural Resources Co.          3,794,930
       63,195  Valero Energy Corp.                    3,566,094
       89,149  Williams (The) Cos., Inc.              1,892,633
                                                ---------------
                                                     35,445,140
                                                ---------------
               PHARMACEUTICALS -- 1.3%
       14,408  Bristol-Myers Squibb Co.                 885,084
       42,939  Catalent, Inc. (a)                     4,940,132
        5,294  Eli Lilly and Co.                      1,100,993
       36,654  Horizon Therapeutics PLC (a)           2,656,682
       72,838  Pfizer, Inc.                           2,614,884
        5,400  Zoetis, Inc.                             832,950
                                                ---------------
                                                     13,030,725
                                                ---------------
               PROFESSIONAL SERVICES -- 0.7%
        1,934  CoStar Group, Inc. (a)                 1,740,039
       13,903  Equifax, Inc.                          2,462,361
        9,008  TransUnion                               784,056
        8,610  Verisk Analytics, Inc.                 1,579,935
                                                ---------------
                                                      6,566,391
                                                ---------------

Page 32                  See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       56,997  CBRE Group, Inc., Class A (a)    $     3,475,677
                                                ---------------
               ROAD & RAIL -- 1.5%
       19,697  CSX Corp.                              1,689,116
       26,160  J.B. Hunt Transport Services,
                  Inc.                                3,522,706
        8,757  Kansas City Southern                   1,774,781
        7,522  Norfolk Southern Corp.                 1,779,856
        4,578  Old Dominion Freight Line, Inc.          888,132
       70,096  Uber Technologies, Inc. (a)            3,569,989
        8,585  Union Pacific Corp.                    1,695,280
                                                ---------------
                                                     14,919,860
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.1%
       48,727  Advanced Micro Devices,
                  Inc. (a)                            4,172,980
        6,050  Analog Devices, Inc.                     891,346
       51,780  Applied Materials, Inc.                5,006,090
        2,042  Broadcom, Inc.                           919,921
       13,807  KLA Corp.                              3,866,926
        9,462  Lam Research Corp.                     4,579,135
       75,199  Marvell Technology Group Ltd.          3,869,741
       12,943  Microchip Technology, Inc.             1,761,672
       59,438  Micron Technology, Inc. (a)            4,652,212
       12,201  Monolithic Power Systems, Inc.         4,334,893
        5,134  NVIDIA Corp.                           2,667,575
       26,876  Qorvo, Inc. (a)                        4,592,571
       23,467  QUALCOMM, Inc.                         3,667,423
        5,846  Skyworks Solutions, Inc.                 989,436
       37,272  Teradyne, Inc.                         4,229,627
        5,445  Texas Instruments, Inc.                  902,182
                                                ---------------
                                                     51,103,730
                                                ---------------
               SOFTWARE -- 8.5%
        1,786  Adobe, Inc. (a)                          819,363
        2,456  ANSYS, Inc. (a)                          870,333
       11,708  Autodesk, Inc. (a)                     3,248,150
       21,681  Avalara, Inc. (a)                      3,252,150
       26,203  Cadence Design Systems,
                  Inc. (a)                            3,416,609
       25,162  Ceridian HCM Holding, Inc. (a)         2,337,801
       10,547  Coupa Software, Inc. (a)               3,268,199
       21,097  Crowdstrike Holdings, Inc.,
                  Class A (a)                         4,552,733
        9,080  Datadog, Inc., Class A (a)               932,970
       12,062  DocuSign, Inc. (a)                     2,809,119
       20,654  Dynatrace, Inc. (a)                      857,348
        3,498  Fair Isaac Corp. (a)                   1,574,485
       18,052  Fortinet, Inc. (a)                     2,613,027
       11,273  HubSpot, Inc. (a)                      4,195,811
        7,058  Intuit, Inc.                           2,549,561
      172,037  NortonLifeLock, Inc.                   3,624,820
       27,631  Oracle Corp.                           1,669,741
       12,574  Palo Alto Networks, Inc. (a)           4,410,330
        9,881  Paycom Software, Inc. (a)              3,752,211
       11,792  RingCentral, Inc., Class A (a)         4,397,473

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
        4,015  salesforce.com, Inc. (a)         $       905,623
        6,495  ServiceNow, Inc. (a)                   3,527,824
       36,854  SS&C Technologies Holdings,
                  Inc.                                2,317,380
       13,789  Synopsys, Inc. (a)                     3,522,400
        5,580  Trade Desk (The), Inc.,
                  Class A (a)                         4,274,224
        6,143  Tyler Technologies, Inc. (a)           2,597,199
       11,190  Workday, Inc., Class A (a)             2,546,061
       31,224  Zendesk, Inc. (a)                      4,503,750
        5,299  Zoom Video Communications,
                  Inc., Class A (a)                   1,971,599
       22,375  Zscaler, Inc. (a)                      4,468,287
                                                ---------------
                                                     85,786,581
                                                ---------------
               SPECIALTY RETAIL -- 2.0%
       17,023  Advance Auto Parts, Inc.               2,538,810
          754  AutoZone, Inc. (a)                       843,251
       35,824  Best Buy Co., Inc.                     3,898,368
       18,923  CarMax, Inc. (a)                       2,228,751
       11,193  Carvana Co. (a)                        2,923,500
        3,365  Home Depot (The), Inc.                   911,310
       16,705  Lowe's Cos., Inc.                      2,787,229
        1,975  O'Reilly Automotive, Inc. (a)            840,303
       19,072  Tractor Supply Co.                     2,703,265
                                                ---------------
                                                     19,674,787
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
       26,941  Apple, Inc.                            3,555,134
       12,193  Dell Technologies, Inc.,
                  Class C (a)                           888,748
      301,680  Hewlett Packard Enterprise Co.         3,722,731
       72,691  HP, Inc.                               1,769,299
       43,133  Seagate Technology PLC                 2,851,954
       32,271  Western Digital Corp.                  1,821,053
                                                ---------------
                                                     14,608,919
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.2%
       12,635  NIKE, Inc., Class B                    1,687,910
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.6%
       18,303  Fastenal Co.                             834,434
       19,268  United Rentals, Inc. (a)               4,682,316
        2,189  W.W. Grainger, Inc.                      797,650
                                                ---------------
                                                      6,314,400
                                                ---------------
               WATER UTILITIES -- 0.2%
        5,824  American Water Works Co., Inc.           926,132
       18,900  Essential Utilities, Inc.                875,070
                                                ---------------
                                                      1,801,202
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
       19,882  T-Mobile US, Inc. (a)                  2,506,723
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,006,125,611
               (Cost $851,761,473)              ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
    2,138,350  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                 $     2,138,350
    1,180,551  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   1,180,551
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             3,318,901
               (Cost $3,318,901)                ---------------

               TOTAL INVESTMENTS -- 100.2%        1,009,444,512
               (Cost $855,080,374) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (2,078,414)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,007,366,098
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,045,393 and the total value of the collateral held by the Fund is $2,138,350.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $169,786,703 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,422,565. The net unrealized appreciation was $154,364,138.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,006,125,611   $          --   $         --
Money Market
   Funds                3,318,901              --             --
                   ---------------------------------------------
Total Investments  $1,009,444,512   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,045,393
Non-cash Collateral(2)                               (2,045,393)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 34                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.5%
       14,293  Axon Enterprise, Inc. (a)        $     2,346,339
        9,684  BWX Technologies, Inc.                   522,161
       20,071  Curtiss-Wright Corp.                   2,083,169
       36,119  Hexcel Corp.                           1,576,956
       40,911  Howmet Aerospace, Inc.                 1,005,592
       13,697  Huntington Ingalls Industries,
                  Inc.                                2,154,949
        6,630  Mercury Systems, Inc. (a)                471,128
       32,068  Parsons Corp. (a)                      1,143,545
       24,159  Textron, Inc.                          1,093,436
                                                ---------------
                                                     12,397,275
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.1%
        4,898  XPO Logistics, Inc. (a)                  540,788
                                                ---------------
               AIRLINES -- 0.1%
       37,020  American Airlines Group, Inc.            635,633
                                                ---------------
               AUTO COMPONENTS -- 1.4%
       60,435  BorgWarner, Inc.                       2,537,666
       20,174  Dorman Products, Inc. (a)              1,832,404
       16,568  Fox Factory Holding Corp. (a)          1,982,195
       51,618  Gentex Corp.                           1,705,975
       13,505  LCI Industries                         1,747,277
        7,342  Lear Corp.                             1,106,880
                                                ---------------
                                                     10,912,397
                                                ---------------
               AUTOMOBILES -- 0.2%
       15,908  Harley-Davidson, Inc.                    637,752
        6,278  Thor Industries, Inc.                    759,701
                                                ---------------
                                                      1,397,453
                                                ---------------
               BANKS -- 6.0%
       74,679  Bank OZK                               2,775,072
       34,101  BOK Financial Corp.                    2,518,700
       31,354  Comerica, Inc.                         1,793,449
       17,772  Commerce Bancshares, Inc.              1,188,058
       18,739  Community Bank System, Inc.            1,215,224
       20,078  Cullen/Frost Bankers, Inc.             1,851,995
       46,050  East West Bancorp, Inc.                2,760,237
        3,050  First Citizens BancShares, Inc.,
                  Class A                             1,817,769
       32,276  First Financial Bankshares, Inc.       1,222,615
      183,010  First Horizon Corp.                    2,542,009
       38,066  Glacier Bancorp, Inc.                  1,775,779
       89,908  Home BancShares, Inc.                  1,906,050
      138,670  Huntington Bancshares, Inc.            1,833,911
      180,604  People's United Financial, Inc.        2,467,051
       27,197  Pinnacle Financial Partners,
                  Inc.                                1,863,810
       41,463  Popular, Inc.                          2,353,025
       33,669  Prosperity Bancshares, Inc.            2,270,637
       12,946  Signature Bank                         2,138,550
        8,075  South State Corp.                        563,150
       72,141  Synovus Financial Corp.                2,683,645
       54,055  United Bankshares, Inc.                1,711,381
      239,509  Valley National Bancorp                2,445,387
       29,214  Western Alliance Bancorp               1,991,811
       53,757  Zions Bancorp N.A.                     2,372,834
                                                ---------------
                                                     48,062,149
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES -- 1.2%
        2,348  Boston Beer (The) Co., Inc.,
                  Class A (a)                   $     2,152,858
       64,594  Molson Coors Beverage Co.,
                  Class B                             3,240,035
       27,505  National Beverage Corp. (b)            4,168,107
                                                ---------------
                                                      9,561,000
                                                ---------------
               BIOTECHNOLOGY -- 4.7%
       21,840  ACADIA Pharmaceuticals,
                  Inc. (a)                            1,049,412
       13,689  Acceleron Pharma, Inc. (a)             1,581,490
       29,264  Alkermes PLC (a)                         614,251
      126,419  Amicus Therapeutics, Inc. (a)          2,390,583
       15,217  Arrowhead Pharmaceuticals,
                  Inc. (a)                            1,174,296
       20,823  Blueprint Medicines Corp. (a)          2,014,625
        9,429  ChemoCentryx, Inc. (a)                   537,547
       11,439  CRISPR Therapeutics AG (a)             1,895,442
       13,031  Emergent BioSolutions, Inc. (a)        1,392,362
       32,102  Fate Therapeutics, Inc. (a)            2,909,404
       68,345  Halozyme Therapeutics, Inc. (a)        3,252,539
       17,537  Insmed, Inc. (a)                         659,216
       13,964  Invitae Corp. (a)                        691,497
       13,290  Mirati Therapeutics, Inc. (a)          2,728,836
       23,465  Natera, Inc. (a)                       2,502,308
       10,471  Novavax, Inc. (a)                      2,313,463
      443,394  OPKO Health, Inc. (a) (b)              2,398,762
       19,132  PTC Therapeutics, Inc. (a)             1,106,212
       21,086  Ultragenyx Pharmaceutical,
                  Inc. (a)                            2,922,309
       19,231  United Therapeutics Corp. (a)          3,150,423
                                                ---------------
                                                     37,284,977
                                                ---------------
               BUILDING PRODUCTS -- 1.5%
       21,298  A.O. Smith Corp.                       1,156,482
       17,524  AAON, Inc.                             1,296,776
       34,924  Advanced Drainage Systems,
                  Inc.                                2,880,532
       42,917  Builders FirstSource, Inc. (a)         1,641,575
        6,248  Simpson Manufacturing Co.,
                  Inc.                                  574,816
       13,947  Trex Co., Inc. (a)                     1,279,916
       52,547  UFP Industries, Inc.                   2,834,385
                                                ---------------
                                                     11,664,482
                                                ---------------
               CAPITAL MARKETS -- 3.1%
       17,222  Affiliated Managers Group, Inc.        1,897,692
       25,077  Cboe Global Markets, Inc.              2,300,313
        7,857  Cohen & Steers, Inc.                     514,634
      101,039  Federated Hermes, Inc.                 2,728,053
        8,684  Houlihan Lokey, Inc.                     563,157
      167,470  Invesco Ltd.                           3,448,207
       27,603  Lazard Ltd., Class A                   1,137,244
       22,406  LPL Financial Holdings, Inc.           2,427,466
       12,606  Morningstar, Inc.                      2,897,993
       18,307  Raymond James Financial, Inc.          1,829,419
       46,278  Stifel Financial Corp.                 2,398,126
       92,778  Virtu Financial, Inc., Class A         2,576,445
                                                ---------------
                                                     24,718,749
                                                ---------------

                        See Notes to Financial Statements                Page 35


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 2.6%
       15,830  Albemarle Corp.                  $     2,574,908
       20,448  Axalta Coating Systems Ltd. (a)          551,892
        5,067  Balchem Corp.                            542,321
       45,244  CF Industries Holdings, Inc.           1,872,197
       98,783  Element Solutions, Inc.                1,682,275
       46,444  Huntsman Corp.                         1,227,050
       25,372  Mosaic (The) Co.                         658,657
        4,397  NewMarket Corp.                        1,724,459
       11,520  Quaker Chemical Corp.                  3,019,738
       14,657  Scotts Miracle-Gro (The) Co.           3,245,206
       50,458  Valvoline, Inc.                        1,197,873
       28,618  Westlake Chemical Corp.                2,188,132
                                                ---------------
                                                     20,484,708
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
        9,424  Casella Waste Systems, Inc.,
                  Class A (a)                           539,430
       23,015  Clean Harbors, Inc. (a)                1,782,742
       26,953  IAA, Inc. (a)                          1,540,094
        3,908  MSA Safety, Inc.                         610,117
        5,043  Tetra Tech, Inc.                         613,077
       11,031  UniFirst Corp.                         2,347,397
                                                ---------------
                                                      7,432,857
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
       22,093  Ciena Corp. (a)                        1,179,546
        9,955  F5 Networks, Inc. (a)                  1,950,682
      103,741  Juniper Networks, Inc.                 2,533,355
       12,316  Lumentum Holdings, Inc. (a)            1,155,241
       38,985  Viavi Solutions, Inc. (a)                602,318
                                                ---------------
                                                      7,421,142
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
       12,766  EMCOR Group, Inc.                      1,127,238
       42,813  MasTec, Inc. (a)                       3,303,023
       24,318  Quanta Services, Inc.                  1,713,689
       10,012  Valmont Industries, Inc.               1,931,515
       75,589  WillScot Mobile Mini Holdings
                  Corp. (a)                           1,792,215
                                                ---------------
                                                      9,867,680
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.2%
       17,280  Eagle Materials, Inc.                  1,901,318
                                                ---------------
               CONSUMER FINANCE -- 0.9%
       65,485  Ally Financial, Inc.                   2,477,953
       10,462  Green Dot Corp., Class A (a)             525,506
       48,488  OneMain Holdings, Inc.                 2,257,601
       79,537  Santander Consumer USA
                  Holdings, Inc.                      1,757,768
                                                ---------------
                                                      7,018,828
                                                ---------------
               CONTAINERS & PACKAGING -- 2.1%
        8,529  AptarGroup, Inc.                       1,134,101
        7,528  Avery Dennison Corp.                   1,135,749
       41,559  Berry Global Group, Inc. (a)           2,051,768
       23,305  Crown Holdings, Inc. (a)               2,100,946

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
      103,389  Graphic Packaging Holding Co.    $     1,619,072
       12,700  Packaging Corp. of America             1,707,642
       38,249  Sealed Air Corp.                       1,616,785
       62,978  Silgan Holdings, Inc.                  2,294,288
       29,560  Sonoco Products Co.                    1,711,820
       40,234  WestRock Co.                           1,666,895
                                                ---------------
                                                     17,039,066
                                                ---------------
               DISTRIBUTORS -- 0.3%
       66,266  LKQ Corp. (a)                          2,325,274
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       23,255  frontdoor, Inc. (a)                    1,279,955
       25,080  Grand Canyon Education,
                  Inc. (a)                            2,130,295
       73,620  H&R Block, Inc.                        1,268,473
       23,781  Service Corp. International            1,199,276
       11,444  Terminix Global Holdings,
                  Inc. (a)                              545,650
                                                ---------------
                                                      6,423,649
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.0%
       65,937  Cannae Holdings, Inc. (a)              2,504,946
       91,255  Equitable Holdings, Inc.               2,261,299
      118,660  Jefferies Financial Group, Inc.        2,770,711
        9,926  Voya Financial, Inc.                     550,496
                                                ---------------
                                                      8,087,452
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        3,799  Bandwidth, Inc., Class A (a)             676,754
       59,383  Iridium Communications,
                  Inc. (a)                            2,925,800
                                                ---------------
                                                      3,602,554
                                                ---------------
               ELECTRIC UTILITIES -- 2.0%
       47,127  ALLETE, Inc.                           2,961,461
       65,985  Hawaiian Electric Industries,
                  Inc.                                2,181,464
       24,317  IDACORP, Inc.                          2,147,191
       77,736  NRG Energy, Inc.                       3,219,048
       18,324  OGE Energy Corp.                         559,248
       36,511  Pinnacle West Capital Corp.            2,747,453
       54,599  Portland General Electric Co.          2,308,992
                                                ---------------
                                                     16,124,857
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       19,285  Acuity Brands, Inc.                    2,318,828
       14,057  EnerSys                                1,155,907
       10,268  Generac Holdings, Inc. (a)             2,530,241
        3,723  Hubbell, Inc.                            579,299
       14,261  Regal Beloit Corp.                     1,789,470
        8,414  Sunrun, Inc. (a)                         582,838
                                                ---------------
                                                      8,956,583
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.9%
       24,001  Arrow Electronics, Inc. (a)            2,343,218

Page 36                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       33,256  Avnet, Inc.                      $     1,174,269
       18,032  Dolby Laboratories, Inc.,
                  Class A                             1,587,357
       26,640  FLIR Systems, Inc.                     1,386,612
       38,429  II-VI, Inc. (a)                        3,230,726
        2,609  IPG Photonics Corp. (a)                  582,929
       41,180  Jabil, Inc.                            1,703,617
        2,293  Littelfuse, Inc.                         558,047
       35,842  SYNNEX Corp.                           2,925,424
                                                ---------------
                                                     15,492,199
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.5%
       27,299  American Campus
                  Communities, Inc.                   1,123,627
      105,825  Brixmor Property Group, Inc.           1,791,617
      107,002  Equity Commonwealth                    3,050,627
       21,199  Healthcare Trust of America,
                  Inc., Class A                         598,872
       39,905  Host Hotels & Resorts, Inc.              540,713
       72,914  Hudson Pacific Properties, Inc.        1,709,104
       37,339  JBG SMITH Properties                   1,114,942
      194,471  Kimco Realty Corp.                     3,210,716
        7,335  Life Storage, Inc.                       598,389
       42,801  National Retail Properties, Inc.       1,669,239
       23,343  PotlatchDeltic Corp.                   1,114,862
       39,742  Rayonier, Inc.                         1,222,066
       25,611  Regency Centers Corp.                  1,208,327
      134,439  Sabra Health Care REIT, Inc.           2,257,231
       48,782  SL Green Realty Corp.                  3,291,809
       29,066  Spirit Realty Capital, Inc.            1,120,785
       17,181  STORE Capital Corp.                      532,955
       61,794  VEREIT, Inc.                           2,177,003
                                                ---------------
                                                     28,332,884
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.8%
       46,980  BJ's Wholesale Club Holdings,
                  Inc. (a)                            1,976,449
       13,074  Casey's General Stores, Inc.           2,451,113
       14,874  Grocery Outlet Holding
                  Corp. (a)                             634,971
       29,045  Sprouts Farmers Market, Inc. (a)         657,869
       17,527  US Foods Holding Corp. (a)               543,162
                                                ---------------
                                                      6,263,564
                                                ---------------
               FOOD PRODUCTS -- 2.6%
        4,671  Beyond Meat, Inc. (a)                    831,812
       35,609  Bunge Ltd.                             2,330,253
       50,607  Darling Ingredients, Inc. (a)          3,138,140
       51,595  Flowers Foods, Inc.                    1,184,621
       16,446  Freshpet, Inc. (a)                     2,291,092
       29,082  Hain Celestial Group (The),
                  Inc. (a)                            1,209,375
       37,105  Ingredion, Inc.                        2,800,315
        7,414  Lamb Weston Holdings, Inc.               553,826
        3,178  Lancaster Colony Corp.                   554,815
      119,082  Pilgrim's Pride Corp. (a)              2,307,809

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        5,780  Post Holdings, Inc. (a)          $       548,233
          963  Seaboard Corp.                         3,029,800
                                                ---------------
                                                     20,780,091
                                                ---------------
               GAS UTILITIES -- 1.6%
       14,194  National Fuel Gas Co.                    571,451
       65,688  New Jersey Resources Corp.             2,299,737
       30,418  ONE Gas, Inc.                          2,224,468
       48,050  Southwest Gas Holdings, Inc.           2,881,078
       27,349  Spire, Inc.                            1,673,485
       83,496  UGI Corp.                              3,005,021
                                                ---------------
                                                     12,655,240
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.5%
       11,150  DENTSPLY SIRONA, Inc.                    596,413
       17,903  Globus Medical, Inc.,
                  Class A (a)                         1,104,436
        4,916  Haemonetics Corp. (a)                    561,850
        5,444  ICU Medical, Inc. (a)                  1,113,189
        8,992  Integra LifeSciences Holdings
                  Corp. (a)                             593,832
        7,383  iRhythm Technologies, Inc. (a)         1,243,445
        3,373  Nevro Corp. (a)                          545,718
       16,869  Novocure Ltd. (a)                      2,715,234
       10,364  NuVasive, Inc. (a)                       556,961
       22,108  STAAR Surgical Co. (a)                 2,267,839
        6,102  Tandem Diabetes Care, Inc. (a)           565,350
                                                ---------------
                                                     11,864,267
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.2%
       34,847  Acadia Healthcare Co., Inc. (a)        1,766,046
        7,961  Amedisys, Inc. (a)                     2,287,275
        1,097  Chemed Corp.                             568,136
       14,121  Encompass Health Corp.                 1,135,328
       13,590  Guardant Health, Inc. (a)              2,113,245
       16,749  HealthEquity, Inc. (a)                 1,399,379
       26,195  Henry Schein, Inc. (a)                 1,724,941
        2,736  LHC Group, Inc. (a)                      545,066
       73,103  Tenet Healthcare Corp. (a)             3,455,579
       21,229  Universal Health Services, Inc.,
                  Class B                             2,646,832
                                                ---------------
                                                     17,641,827
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.7%
       15,519  Inspire Medical Systems,
                  Inc. (a)                            3,127,233
       24,321  Omnicell, Inc. (a)                     2,865,014
                                                ---------------
                                                      5,992,247
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.1%
        2,997  Churchill Downs, Inc.                    561,788
        8,851  Cracker Barrel Old Country
                  Store, Inc.                         1,197,629
       92,638  MGM Resorts International              2,645,741
       13,761  Papa John's International, Inc.        1,407,475
       20,278  Penn National Gaming, Inc. (a)         2,103,234

                        See Notes to Financial Statements                Page 37


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        7,469  Texas Roadhouse, Inc.            $       569,212
                                                ---------------
                                                      8,485,079
                                                ---------------
               HOUSEHOLD DURABLES -- 3.6%
        5,256  Helen of Troy Ltd. (a)                 1,283,778
       87,083  KB Home                                3,626,136
       26,357  Leggett & Platt, Inc.                  1,080,637
       16,546  LGI Homes, Inc. (a)                    1,765,624
       60,062  M.D.C. Holdings, Inc.                  3,124,425
       35,245  Meritage Homes Corp. (a)               2,828,764
       20,709  Mohawk Industries, Inc. (a)            2,973,812
       27,499  Newell Brands, Inc.                      660,526
       91,042  Taylor Morrison Home Corp. (a)         2,365,271
      108,112  Tempur Sealy International,
                  Inc. (a)                            2,854,157
       67,150  Toll Brothers, Inc.                    3,431,365
       12,686  TopBuild Corp. (a)                     2,536,566
                                                ---------------
                                                     28,531,061
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       13,840  Energizer Holdings, Inc.                 606,746
       58,302  Reynolds Consumer Products,
                  Inc.                                1,749,060
        4,394  WD-40 Co.                              1,337,577
                                                ---------------
                                                      3,693,383
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.7%
       54,852  Clearway Energy, Inc., Class C         1,699,315
        6,466  Ormat Technologies, Inc.                 738,158
      148,475  Vistra Corp.                           2,965,046
                                                ---------------
                                                      5,402,519
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
       11,214  Carlisle Cos., Inc.                    1,625,245
                                                ---------------
               INSURANCE -- 5.3%
          967  Alleghany Corp.                          548,144
       19,989  American Financial Group, Inc.         1,881,764
       12,857  Assurant, Inc.                         1,741,738
       54,131  Athene Holding Ltd., Class A (a)       2,213,417
       11,585  Axis Capital Holdings Ltd.               531,751
       16,125  Brighthouse Financial, Inc. (a)          570,180
       14,247  Enstar Group Ltd. (a)                  2,852,392
        4,754  Erie Indemnity Co., Class A            1,155,697
        9,976  Everest Re Group Ltd.                  2,105,734
       74,674  Fidelity National Financial,
                  Inc.                                2,710,666
       56,537  First American Financial Corp.         2,956,320
       24,592  Globe Life, Inc.                       2,222,871
       19,972  Hanover Insurance Group
                  (The), Inc.                         2,246,251
       37,993  Kemper Corp.                           2,672,807
        5,835  Kinsale Capital Group, Inc.            1,094,413
       34,813  Lincoln National Corp.                 1,583,643
       88,859  Old Republic International
                  Corp.                               1,608,348
       13,077  Primerica, Inc.                        1,821,757

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
       15,112  Reinsurance Group of America,
                  Inc.                          $     1,587,516
       11,210  RLI Corp.                              1,084,904
       26,148  Selective Insurance Group, Inc.        1,699,097
      127,246  Unum Group                             2,955,925
        2,916  White Mountains Insurance
                  Group Ltd.                          2,974,320
                                                ---------------
                                                     42,819,655
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
       18,399  Cargurus, Inc. (a)                       538,171
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.5%
       32,473  Chewy, Inc., Class A (a)               3,306,401
       60,851  Overstock.com, Inc. (a)                4,722,038
      266,090  Qurate Retail, Inc., Series A          3,352,734
        2,976  Stamps.com, Inc. (a)                     679,450
                                                ---------------
                                                     12,060,623
                                                ---------------
               IT SERVICES -- 1.1%
        9,366  CACI International, Inc.,
                  Class A (a)                         2,259,266
        6,682  Fastly, Inc., Class A (a)                730,677
       14,116  Genpact Ltd.                             540,360
       18,875  KBR, Inc.                                548,319
       31,906  MAXIMUS, Inc.                          2,394,864
       24,245  Perspecta, Inc.                          701,893
       12,337  Science Applications
                  International Corp.                 1,184,722
        2,868  WEX, Inc. (a)                            540,905
                                                ---------------
                                                      8,901,006
                                                ---------------
               LEISURE PRODUCTS -- 1.3%
       28,801  Acushnet Holdings Corp.                1,175,657
       30,630  Brunswick Corp.                        2,648,270
      167,279  Mattel, Inc. (a)                       3,031,095
        6,127  Polaris, Inc.                            714,837
       42,632  YETI Holdings, Inc. (a)                2,806,038
                                                ---------------
                                                     10,375,897
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
        8,246  10X Genomics, Inc., Class A (a)        1,411,303
       29,619  Adaptive Biotechnologies
                  Corp. (a)                           1,642,966
       21,571  Bruker Corp.                           1,248,745
        7,010  Charles River Laboratories
                  International, Inc. (a)             1,815,941
       16,777  Medpace Holdings, Inc. (a)             2,227,818
       43,373  NeoGenomics, Inc. (a)                  2,299,636
        9,308  PRA Health Sciences, Inc. (a)          1,147,118
       12,186  Repligen Corp. (a)                     2,437,200
       17,137  Syneos Health, Inc. (a)                1,274,136
                                                ---------------
                                                     15,504,863
                                                ---------------
               MACHINERY -- 3.0%
       11,326  AGCO Corp.                             1,256,053
       40,607  Allison Transmission Holdings,
                  Inc.                                1,652,705

Page 38                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       30,534  Colfax Corp. (a)                 $     1,133,422
        7,518  Crane Co.                                568,962
       31,685  Flowserve Corp.                        1,126,718
       16,138  Graco, Inc.                            1,112,554
       15,160  ITT, Inc.                              1,132,604
       10,253  John Bean Technologies Corp.           1,188,118
        5,022  Lincoln Electric Holdings, Inc.          575,019
        9,057  Middleby (The) Corp. (a)               1,229,216
       27,131  Oshkosh Corp.                          2,484,928
        3,806  Proto Labs, Inc. (a)                     806,111
        6,521  RBC Bearings, Inc. (a)                 1,091,159
       29,567  Rexnord Corp.                          1,119,407
       13,645  Snap-on, Inc.                          2,455,963
       30,186  Timken (The) Co.                       2,283,873
       18,467  Toro (The) Co.                         1,740,515
        9,608  Woodward, Inc.                         1,075,616
                                                ---------------
                                                     24,032,943
                                                ---------------
               MARINE -- 0.1%
       11,264  Kirby Corp. (a)                          571,761
                                                ---------------
               MEDIA -- 1.8%
       97,010  Discovery, Inc., Class A (a)           4,018,154
       90,261  DISH Network Corp.,
                  Class A (a)                         2,619,374
       74,464  Interpublic Group of (The) Cos.,
                  Inc.                                1,792,349
       22,554  New York Times (The) Co.,
                  Class A                             1,118,453
       97,463  News Corp., Class A                    1,890,782
       26,733  Nexstar Media Group, Inc.,
                  Class A                             3,038,740
                                                ---------------
                                                     14,477,852
                                                ---------------
               METALS & MINING -- 1.0%
      450,465  Hecla Mining Co.                       2,563,146
       24,376  Reliance Steel & Aluminum Co.          2,829,566
       79,170  Steel Dynamics, Inc.                   2,713,156
                                                ---------------
                                                      8,105,868
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
       42,412  Blackstone Mortgage Trust,
                  Inc., Class A                       1,130,704
       58,732  New Residential Investment
                  Corp.                                 551,493
       90,746  Starwood Property Trust, Inc.          1,702,395
                                                ---------------
                                                      3,384,592
                                                ---------------
               MULTILINE RETAIL -- 0.3%
       43,042  Kohl's Corp.                           1,896,431
        7,140  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              676,372
                                                ---------------
                                                      2,572,803
                                                ---------------
               MULTI-UTILITIES -- 1.1%
       38,002  Black Hills Corp.                      2,246,678
      110,820  MDU Resources Group, Inc.              2,913,458
       50,899  NiSource, Inc.                         1,127,413

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
       40,048  NorthWestern Corp.               $     2,181,414
                                                ---------------
                                                      8,468,963
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.9%
      302,880  Antero Midstream Corp.                 2,453,328
       41,142  Apache Corp.                             587,508
       12,063  Diamondback Energy, Inc.                 683,851
       22,584  HollyFrontier Corp.                      642,741
      350,107  Marathon Oil Corp.                     2,534,775
                                                ---------------
                                                      6,902,203
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       62,826  Louisiana-Pacific Corp.                2,388,016
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
      415,814  Coty, Inc., Class A                    2,648,735
       12,150  Herbalife Nutrition Ltd. (a)             619,164
                                                ---------------
                                                      3,267,899
                                                ---------------
               PHARMACEUTICALS -- 0.4%
       19,035  Elanco Animal Health, Inc. (a)           552,586
        7,074  Jazz Pharmaceuticals PLC (a)           1,100,007
       39,164  Perrigo Co. PLC                        1,672,303
                                                ---------------
                                                      3,324,896
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
       20,968  ASGN, Inc. (a)                         1,738,457
       15,101  CoreLogic, Inc.                        1,136,954
        6,485  Exponent, Inc.                           535,532
        5,226  FTI Consulting, Inc. (a)                 574,703
       14,341  Insperity, Inc.                        1,125,625
        6,474  ManpowerGroup, Inc.                      572,561
       28,032  Robert Half International, Inc.        1,892,160
       21,730  TriNet Group, Inc. (a)                 1,610,410
                                                ---------------
                                                      9,186,402
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       14,793  Howard Hughes (The) Corp. (a)          1,274,713
       15,739  Jones Lang LaSalle, Inc. (a)           2,301,199
       42,533  Redfin Corp. (a)                       3,028,775
                                                ---------------
                                                      6,604,687
                                                ---------------
               ROAD & RAIL -- 1.6%
        5,144  AMERCO                                 2,378,791
       69,800  Knight-Swift Transportation
                  Holdings, Inc.                      2,792,000
        8,671  Landstar System, Inc.                  1,208,737
       23,765  Lyft, Inc., Class A (a)                1,056,592
       16,145  Saia, Inc. (a)                         2,853,629
       74,427  Werner Enterprises, Inc.               2,920,516
                                                ---------------
                                                     13,210,265
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.2%
       30,102  Advanced Energy Industries,
                  Inc. (a)                            3,087,863
      193,569  Amkor Technology, Inc.                 3,004,191
        8,604  Brooks Automation, Inc.                  651,839
       14,205  Cirrus Logic, Inc. (a)                 1,330,866
        3,858  CMC Materials, Inc.                      568,322

                        See Notes to Financial Statements                Page 39


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       16,538  Cree, Inc. (a)                   $     1,671,661
       16,561  Diodes, Inc. (a)                       1,172,188
       16,635  Enphase Energy, Inc. (a)               3,033,392
       24,299  Entegris, Inc.                         2,390,779
       11,804  First Solar, Inc. (a)                  1,170,367
       50,965  Lattice Semiconductor Corp. (a)        2,044,206
       53,034  MACOM Technology Solutions
                  Holdings, Inc. (a)                  3,015,513
       15,522  MKS Instruments, Inc.                  2,453,563
       35,674  ON Semiconductor Corp. (a)             1,230,396
       28,527  Power Integrations, Inc.               2,297,850
       24,295  Semtech Corp. (a)                      1,723,730
       18,168  Synaptics, Inc. (a)                    1,802,629
        5,081  Universal Display Corp.                1,172,796
                                                ---------------
                                                     33,822,151
                                                ---------------
               SOFTWARE -- 8.2%
       29,183  2U, Inc. (a)                           1,193,585
       60,765  ACI Worldwide, Inc. (a)                2,332,768
       28,217  Alarm.com Holdings, Inc. (a)           2,621,924
       24,376  Anaplan, Inc. (a)                      1,625,879
       17,108  Bill.com Holdings, Inc. (a)            2,085,123
       21,885  Blackline, Inc. (a)                    2,836,734
       11,264  CDK Global, Inc.                         562,074
       83,940  Cloudera, Inc. (a)                     1,281,764
       38,413  Cloudflare, Inc., Class A (a)          2,944,741
       26,310  Dropbox, Inc., Class A (a)               595,395
       19,975  Elastic N.V. (a)                       3,035,401
        7,094  Envestnet, Inc. (a)                      544,323
        7,832  Everbridge, Inc. (a)                   1,041,108
      126,583  FireEye, Inc. (a)                      2,658,243
       13,390  Five9, Inc. (a)                        2,226,087
        4,535  Guidewire Software, Inc. (a)             520,346
       23,904  J2 Global, Inc. (a)                    2,453,507
       28,145  LivePerson, Inc. (a)                   1,783,267
       17,574  Medallia, Inc. (a)                       729,321
       30,813  Mimecast Ltd. (a)                      1,326,808
       39,724  Nuance Communications,
                  Inc. (a)                            1,809,031
       36,636  Nutanix, Inc., Class A (a)             1,118,131
        8,506  Paylocity Holding Corp. (a)            1,594,535
        8,761  Pegasystems, Inc.                      1,116,589
       12,840  Proofpoint, Inc. (a)                   1,657,387
       24,405  PTC, Inc. (a)                          3,243,669
       18,455  Q2 Holdings, Inc. (a)                  2,362,055
        9,581  Qualys, Inc. (a)                       1,326,681
       32,376  Rapid7, Inc. (a)                       2,810,884
       54,828  Sailpoint Technologies
                  Holdings, Inc. (a)                  3,032,537
       33,702  Smartsheet, Inc., Class A (a)          2,350,377
       21,505  SPS Commerce, Inc. (a)                 2,126,629
       22,850  SVMK, Inc. (a)                           576,048
       55,856  Tenable Holdings, Inc. (a)             2,764,313
       10,705  Varonis Systems, Inc. (a)              1,892,323
       26,071  Verint Systems, Inc. (a)               1,924,822
                                                ---------------
                                                     66,104,409
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 3.1%
       33,461  AutoNation, Inc. (a)             $     2,385,100
       51,930  Dick's Sporting Goods, Inc.            3,479,829
       13,345  Five Below, Inc. (a)                   2,345,117
       25,150  Floor & Decor Holdings, Inc.,
                  Class A (a)                         2,315,561
       72,181  Foot Locker, Inc.                      3,162,971
        3,989  Lithia Motors, Inc., Class A           1,271,215
       22,305  Murphy USA, Inc.                       2,778,534
       49,150  Penske Automotive Group, Inc.          2,941,136
        3,914  RH (a)                                 1,860,559
       17,198  Williams-Sonoma, Inc.                  2,217,166
                                                ---------------
                                                     24,757,188
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
       35,254  NetApp, Inc.                           2,342,276
       77,462  Pure Storage, Inc., Class A (a)        1,791,696
      125,874  Xerox Holdings Corp.                   2,647,130
                                                ---------------
                                                      6,781,102
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.2%
       12,413  Carter's, Inc.                         1,092,841
       13,362  Columbia Sportswear Co.                1,168,641
        8,143  Deckers Outdoor Corp. (a)              2,377,593
       40,041  Hanesbrands, Inc.                        612,227
        5,628  Ralph Lauren Corp.                       568,709
       32,488  Skechers U.S.A., Inc.,
                  Class A (a)                         1,120,186
       93,920  Tapestry, Inc.                         2,969,750
                                                ---------------
                                                      9,909,947
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       67,570  Essent Group Ltd.                      2,826,453
      232,591  MGIC Investment Corp.                  2,725,967
      221,348  New York Community Bancorp,
                  Inc.                                2,315,300
       44,484  PennyMac Financial Services,
                  Inc.                                2,580,072
      144,149  Radian Group, Inc.                     2,767,661
                                                ---------------
                                                     13,215,453
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
       65,714  Air Lease Corp.                        2,604,246
       27,671  MSC Industrial Direct Co., Inc.,
                  Class A                             2,146,440
       14,721  SiteOne Landscape Supply,
                  Inc. (a)                            2,321,207
       92,131  Univar Solutions, Inc. (a)             1,712,715
        5,153  Watsco, Inc.                           1,228,939
                                                ---------------
                                                     10,013,547
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         801,923,639
               (Cost $656,839,831)              ---------------

Page 40                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.9%
    6,159,476  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                 $     6,159,476
    1,421,442  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   1,421,442
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.9%                             7,580,918
               (Cost $7,580,918)                ---------------

               TOTAL INVESTMENTS -- 100.9%          809,504,557
               (Cost $664,420,749) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%              (7,225,172)
                                                ---------------
               NET ASSETS -- 100.0%             $   802,279,385
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,908,256 and the total value of the collateral held by the Fund is $6,159,476.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $152,596,017 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,512,209. The net unrealized appreciation was $145,083,808.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  801,923,639   $          --   $         --
Money Market
   Funds                7,580,918              --             --
                   ---------------------------------------------
Total Investments  $  809,504,557   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     5,908,256
Non-cash Collateral(2)                               (5,908,256)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 41


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.8%
       15,429  AeroVironment, Inc. (a)          $     1,770,786
        7,201  Cubic Corp.                              440,557
        7,829  Kaman Corp.                              394,269
       48,893  Kratos Defense & Security
                  Solutions, Inc. (a)                 1,297,620
       46,337  Maxar Technologies, Inc.               1,940,130
        5,641  Moog, Inc., Class A                      416,701
                                                ---------------
                                                      6,260,063
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       57,063  Air Transport Services Group,
                  Inc. (a)                            1,449,971
       32,786  Atlas Air Worldwide Holdings,
                  Inc. (a)                            1,698,971
       11,642  Forward Air Corp.                        834,615
       31,367  Hub Group, Inc., Class A (a)           1,650,845
                                                ---------------
                                                      5,634,402
                                                ---------------
               AIRLINES -- 0.4%
       55,454  SkyWest, Inc.                          2,162,151
       36,572  Spirit Airlines, Inc. (a)                948,678
                                                ---------------
                                                      3,110,829
                                                ---------------
               AUTO COMPONENTS -- 1.2%
       53,607  American Axle & Manufacturing
                  Holdings, Inc. (a)                    472,278
       55,198  Cooper Tire & Rubber Co.               2,028,526
       68,703  Dana, Inc.                             1,330,090
        6,848  Gentherm, Inc. (a)                       419,508
       40,979  Goodyear Tire & Rubber (The)
                  Co. (a)                               432,328
       13,075  Patrick Industries, Inc.                 902,960
       55,250  Standard Motor Products, Inc.          2,167,458
       22,608  Workhorse Group, Inc. (a) (b)            775,907
                                                ---------------
                                                      8,529,055
                                                ---------------
               AUTOMOBILES -- 0.1%
       14,923  Winnebago Industries, Inc.             1,030,582
                                                ---------------
               BANKS -- 11.9%
       44,367  1st Source Corp.                       1,745,841
       46,978  Ameris Bancorp                         1,837,310
      131,099  Associated Banc-Corp.                  2,351,916
       40,709  Atlantic Union Bankshares Corp.        1,336,884
       15,229  BancFirst Corp.                          877,647
       65,168  BancorpSouth Bank                      1,801,895
       11,673  Bank of Hawaii Corp.                     912,712
       38,566  BankUnited, Inc.                       1,336,312
       38,387  Banner Corp.                           1,697,857
       27,230  Cadence BanCorp                          487,962
       55,559  Cathay General Bancorp                 1,879,005
       37,357  Columbia Banking System, Inc.          1,438,992
       68,782  CVB Financial Corp.                    1,336,434
       43,304  Eagle Bancorp, Inc.                    1,839,987
      235,301  F.N.B. Corp.                           2,320,068
       25,750  FB Financial Corp.                       962,020
      145,468  First BanCorp                          1,323,759
       82,976  First Busey Corp.                      1,715,114
      127,516  First Financial Bancorp                2,336,093

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       56,882  First Hawaiian, Inc.             $     1,322,506
       32,900  First Interstate BancSystem,
                  Inc., Class A                       1,271,914
       47,799  First Merchants Corp.                  1,800,588
      112,331  First Midwest Bancorp, Inc.            1,856,831
      140,584  Fulton Financial Corp.                 1,883,826
       26,288  Hancock Whitney Corp.                    897,472
       55,376  Heartland Financial USA, Inc.          2,362,340
       81,255  Hilltop Holdings, Inc.                 2,440,900
      204,893  Hope Bancorp, Inc.                     2,290,704
        6,115  Independent Bank Corp.                   459,114
       28,599  Independent Bank Group, Inc.           1,756,551
       47,763  International Bancshares Corp.         1,805,919
      169,338  Investors Bancorp, Inc.                1,949,080
        8,350  Lakeland Financial Corp.                 490,145
       13,653  National Bank Holdings Corp.,
                  Class A                               454,235
       41,777  NBT Bancorp, Inc.                      1,379,059
       71,986  OceanFirst Financial Corp.             1,307,266
      107,986  Old National Bancorp                   1,813,085
       28,540  Pacific Premier Bancorp, Inc.            948,955
       17,599  PacWest Bancorp                          531,314
       12,775  Park National Corp.                    1,379,828
       39,828  Renasant Corp.                         1,409,911
       36,000  S&T Bancorp, Inc.                        914,400
       41,669  Sandy Spring Bancorp, Inc.             1,384,661
       30,363  Seacoast Banking Corp. of
                  Florida (a)                           924,553
       11,102  ServisFirst Bancshares, Inc.             456,070
      103,539  Simmons First National Corp.,
                  Class A                             2,557,413
       43,220  Southside Bancshares, Inc.             1,355,811
       99,452  Sterling Bancorp                       1,835,884
       15,026  Texas Capital Bancshares,
                  Inc. (a)                              904,866
       19,000  Tompkins Financial Corp.               1,270,530
       76,159  TowneBank                              1,766,889
       38,020  TriCo Bancshares                       1,418,146
       65,483  Trustmark Corp.                        1,798,818
       19,437  UMB Financial Corp.                    1,379,444
       88,586  Umpqua Holdings Corp.                  1,285,383
       47,163  United Community Banks, Inc.           1,406,872
       52,273  Veritex Holdings, Inc.                 1,336,098
       31,821  Webster Financial Corp.                1,487,632
       44,772  WesBanco, Inc.                         1,298,388
       29,273  Wintrust Financial Corp.               1,761,942
                                                ---------------
                                                     87,893,151
                                                ---------------
               BEVERAGES -- 0.1%
        3,353  Coca-Cola Consolidated, Inc.             894,782
                                                ---------------
               BIOTECHNOLOGY -- 3.5%
       51,660  Arcus Biosciences, Inc. (a)            1,794,152
       30,859  CareDx, Inc. (a)                       2,358,553
       25,728  Coherus Biosciences, Inc. (a)            483,686
       21,520  Cytokinetics, Inc. (a)                   423,298
       16,006  Denali Therapeutics, Inc. (a)          1,096,411
       20,295  Dicerna Pharmaceuticals,
                  Inc. (a)                              456,029
       31,880  Editas Medicine, Inc. (a)              1,955,838

Page 42                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       41,096  Intellia Therapeutics, Inc. (a)  $     2,573,432
       16,803  Mersana Therapeutics, Inc. (a)           320,265
      134,153  NantKwest, Inc. (a) (b)                2,532,138
       29,573  REGENXBIO, Inc. (a)                    1,222,252
      143,247  Sangamo Therapeutics, Inc. (a)         1,956,754
       34,379  TG Therapeutics, Inc. (a)              1,659,474
       72,776  Translate Bio, Inc. (a)                1,737,891
       49,211  Travere Therapeutics, Inc. (a)         1,242,578
       15,815  Twist Bioscience Corp. (a)             2,602,200
       27,408  Veracyte, Inc. (a)                     1,554,034
                                                ---------------
                                                     25,968,985
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
       19,053  American Woodmark Corp. (a)            1,648,275
       15,975  CSW Industrials, Inc.                  1,861,407
       18,645  Gibraltar Industries, Inc. (a)         1,671,151
       21,938  Griffon Corp.                            492,728
       35,263  JELD-WEN Holding, Inc. (a)               916,485
       65,935  PGT Innovations, Inc. (a)              1,365,514
       21,030  Resideo Technologies, Inc. (a)           485,793
                                                ---------------
                                                      8,441,353
                                                ---------------
               CAPITAL MARKETS -- 2.0%
       26,649  Artisan Partners Asset
                  Management, Inc., Class A           1,289,812
      335,296  BGC Partners, Inc., Class A            1,190,301
      115,946  Brightsphere Investment Group,
                  Inc.                                2,125,290
       12,235  Evercore, Inc., Class A                1,334,839
       41,115  Focus Financial Partners, Inc.,
                  Class A (a)                         1,956,252
        5,724  Hamilton Lane, Inc., Class A             431,418
       19,115  Moelis & Co., Class A                    950,207
        8,856  Piper Sandler Cos.                       808,818
       23,766  PJT Partners, Inc., Class A            1,639,616
       23,170  StoneX Group, Inc. (a)                 1,240,058
        8,241  Virtus Investment Partners, Inc.       1,730,610
                                                ---------------
                                                     14,697,221
                                                ---------------
               CHEMICALS -- 1.8%
      217,199  Amyris, Inc. (a) (b)                   2,041,671
       22,194  Avient Corp.                             852,915
       30,559  Ferro Corp. (a)                          421,409
       18,900  GCP Applied Technologies,
                  Inc. (a)                              468,531
       25,848  H.B. Fuller Co.                        1,315,405
       17,713  Ingevity Corp. (a)                     1,163,567
        9,857  Innospec, Inc.                           865,346
       28,783  Minerals Technologies, Inc.            1,773,896
      125,401  PQ Group Holdings, Inc.                1,728,026
       12,118  Sensient Technologies Corp.              854,682
       11,234  Stepan Co.                             1,265,847
        8,734  Trinseo S.A.                             443,949
                                                ---------------
                                                     13,195,244
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
       11,821  ABM Industries, Inc.                     434,304
        8,460  Brady Corp., Class A                     388,399

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       59,134  BrightView Holdings, Inc. (a)    $       838,520
       24,841  Brink's (The) Co.                      1,692,417
      341,274  CoreCivic, Inc.                        2,426,458
       34,048  Covanta Holding Corp.                    481,779
       45,932  Deluxe Corp.                           1,556,635
       49,733  Harsco Corp. (a)                         827,060
       31,821  Healthcare Services Group, Inc.        1,031,637
       13,223  Herman Miller, Inc.                      452,888
       51,899  HNI Corp.                              1,674,262
       72,072  KAR Auction Services, Inc.             1,330,449
       33,313  McGrath RentCorp                       2,324,914
      131,973  Steelcase, Inc., Class A               1,706,411
                                                ---------------
                                                     17,166,133
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.4%
       75,106  Calix, Inc. (a)                        2,268,201
      166,822  CommScope Holding Co.,
                  Inc. (a)                            2,450,615
      105,484  EchoStar Corp., Class A (a)            2,208,835
      213,301  Infinera Corp. (a)                     2,101,015
      115,599  Inseego Corp. (a) (b)                  2,122,398
       22,003  NETGEAR, Inc. (a)                        910,704
       48,909  NetScout Systems, Inc. (a)             1,429,855
       66,164  Plantronics, Inc.                      2,098,722
       54,767  Viasat, Inc. (a)                       2,384,555
                                                ---------------
                                                     17,974,900
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.9%
       42,793  Ameresco, Inc., Class A (a)            2,400,259
       32,557  Arcosa, Inc.                           1,816,355
       25,467  Comfort Systems USA, Inc.              1,411,636
       11,844  Dycom Industries, Inc. (a)               961,022
                                                ---------------
                                                      6,589,272
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.6%
      129,994  Forterra, Inc. (a)                     2,378,890
      111,317  Summit Materials, Inc.,
                  Class A (a)                         2,285,338
                                                ---------------
                                                      4,664,228
                                                ---------------
               CONSUMER FINANCE -- 1.2%
       57,395  Encore Capital Group, Inc. (a)         1,704,631
       19,154  FirstCash, Inc.                        1,127,788
      227,632  Navient Corp.                          2,561,998
       25,100  Nelnet, Inc., Class A                  1,726,629
       11,278  PRA Group, Inc. (a)                      371,836
      108,255  SLM Corp.                              1,502,579
                                                ---------------
                                                      8,995,461
                                                ---------------
               CONTAINERS & PACKAGING -- 0.4%
       38,139  Greif, Inc., Class A                   1,722,357
       75,142  O-I Glass, Inc.                          949,795
                                                ---------------
                                                      2,672,152
                                                ---------------
               DISTRIBUTORS -- 0.2%
       45,671  Core-Mark Holding Co., Inc.            1,400,730
                                                ---------------

                        See Notes to Financial Statements                Page 43


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
       65,845  Adtalem Global Education,
                  Inc. (a)                      $     2,540,959
        4,192  Graham Holdings Co., Class B           2,381,517
      176,984  Perdoceo Education Corp. (a)           2,093,721
      105,287  Stride, Inc. (a)                       2,711,140
                                                ---------------
                                                      9,727,337
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
       42,822  ATN International, Inc.                1,849,054
      120,940  Liberty Latin America Ltd.,
                  Class C (a)                         1,196,097
                                                ---------------
                                                      3,045,151
                                                ---------------
               ELECTRIC UTILITIES -- 0.2%
       41,964  Otter Tail Corp.                       1,665,551
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.9%
       32,621  Atkore International Group,
                  Inc. (a)                            1,447,068
       18,848  AZZ, Inc.                                896,976
       62,396  Bloom Energy Corp., Class A (a)        2,178,244
       29,520  Encore Wire Corp.                      1,704,780
       83,873  GrafTech International Ltd.              813,568
       65,916  Plug Power, Inc. (a)                   4,163,914
       42,346  TPI Composites, Inc. (a)               2,536,949
        4,841  Vicor Corp. (a)                          418,940
                                                ---------------
                                                     14,160,439
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.6%
       14,260  Badger Meter, Inc.                     1,307,785
       20,331  ePlus, Inc. (a)                        1,708,617
        6,335  FARO Technologies, Inc. (a)              447,061
       23,496  Insight Enterprises, Inc. (a)          1,788,046
       48,514  Knowles Corp. (a)                        935,835
       58,393  Methode Electronics, Inc.              2,204,336
       54,767  nLight, Inc. (a)                       1,735,018
        9,586  OSI Systems, Inc. (a)                    862,932
       38,064  PC Connection, Inc.                    1,868,562
       11,426  Plexus Corp. (a)                         878,888
        2,883  Rogers Corp. (a)                         449,950
       70,095  Sanmina Corp. (a)                      2,179,954
       64,813  TTM Technologies, Inc. (a)               869,142
       86,350  Vishay Intertechnology, Inc.           1,860,842
                                                ---------------
                                                     19,096,968
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
      154,869  Archrock, Inc.                         1,373,688
       34,292  Cactus, Inc., Class A                    898,450
       58,435  ChampionX Corp. (a)                      893,471
       30,187  Dril-Quip, Inc. (a)                      909,233
       19,297  Helmerich & Payne, Inc.                  468,531
      774,137  Transocean Ltd. (a) (b)                2,601,100
                                                ---------------
                                                      7,144,473
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENTERTAINMENT -- 0.3%
       99,234  Glu Mobile, Inc. (a)             $       874,252
       12,772  Madison Square Garden
                  Entertainment Corp. (a)             1,133,515
                                                ---------------
                                                      2,007,767
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.8%
      157,531  Acadia Realty Trust                    2,284,200
       52,040  Alexander & Baldwin, Inc.                786,845
      300,852  American Finance Trust, Inc.           2,190,203
       69,253  Apple Hospitality REIT, Inc.             864,277
      187,690  Brandywine Realty Trust                2,064,590
       40,309  CareTrust REIT, Inc.                     905,340
       93,528  Columbia Property Trust, Inc.          1,271,981
      108,377  DiamondRock Hospitality
                  Co. (a)                               888,691
      325,535  Diversified Healthcare Trust           1,308,651
      143,901  Empire State Realty Trust, Inc.,
                  Class A                             1,418,864
       27,507  EPR Properties                         1,090,377
      252,299  GEO Group (The), Inc. (b)              2,255,553
       19,197  Industrial Logistics Properties
                  Trust                                 407,168
       12,210  Innovative Industrial
                  Properties, Inc.                    2,284,735
      119,534  Kite Realty Group Trust                1,905,372
      209,499  Macerich (The) Co. (b)                 3,289,134
       35,879  Mack-Cali Realty Corp.                   456,740
       25,811  Monmouth Real Estate
                  Investment Corp.                      447,305
       22,858  Outfront Media, Inc.                     416,701
      148,366  Paramount Group, Inc.                  1,318,974
       26,062  Park Hotels & Resorts, Inc.              434,714
       47,562  Pebblebrook Hotel Trust                  874,190
      100,160  Retail Opportunity Investments
                  Corp.                               1,411,254
      208,915  Retail Properties of America,
                  Inc., Class A                       1,924,107
       31,600  RLJ Lodging Trust                        407,956
       12,329  Safehold, Inc.                           907,168
      155,630  Service Properties Trust               1,651,234
      220,882  SITE Centers Corp.                     2,449,581
       38,109  Uniti Group, Inc.                        469,122
      138,195  Urban Edge Properties                  1,905,709
      103,157  Weingarten Realty Investors            2,322,064
       29,416  Xenia Hotels & Resorts, Inc.             425,650
                                                ---------------
                                                     43,038,450
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.0%
        9,821  PriceSmart, Inc.                         921,996
      112,963  Rite Aid Corp. (a)                     2,969,797
       55,989  United Natural Foods, Inc. (a)         1,516,182
       46,747  Weis Markets, Inc.                     2,303,692
                                                ---------------
                                                      7,711,667
                                                ---------------
               FOOD PRODUCTS -- 1.3%
       48,363  B&G Foods, Inc. (b)                    1,841,663
       35,724  Cal-Maine Foods, Inc. (a)              1,369,658
       92,861  Fresh Del Monte Produce, Inc.          2,272,309

Page 44                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       91,617  Hostess Brands, Inc. (a)         $     1,406,321
        2,882  J & J Snack Foods Corp.                  439,966
        6,764  Sanderson Farms, Inc.                    921,189
       14,257  Simply Good Foods (The)
                  Co. (a)                               406,895
       31,558  TreeHouse Foods, Inc. (a)              1,332,694
                                                ---------------
                                                      9,990,695
                                                ---------------
               GAS UTILITIES -- 0.1%
        8,261  Chesapeake Utilities Corp.               837,913
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.2%
        8,032  AtriCure, Inc. (a)                       467,703
        9,741  Avanos Medical, Inc. (a)                 441,267
       17,913  Axonics Modulation
                  Technologies, Inc. (a)                926,102
        5,669  Cantel Medical Corp. (a)                 447,681
       64,605  Cerus Corp. (a)                          425,747
       20,372  CryoPort, Inc. (a)                     1,389,370
       61,246  GenMark Diagnostics, Inc. (a)            845,807
       11,882  Glaukos Corp. (a)                      1,053,815
       12,277  Heska Corp. (a)                        2,054,679
       11,010  Integer Holdings Corp. (a)               812,538
       33,139  Lantheus Holdings, Inc. (a)              539,172
       47,834  Meridian Bioscience, Inc. (a)          1,057,131
       16,107  Merit Medical Systems, Inc. (a)          872,194
        1,566  Mesa Laboratories, Inc.                  434,001
       21,555  Shockwave Medical, Inc. (a)            2,501,242
       14,203  Silk Road Medical, Inc. (a)              774,490
       37,448  SmileDirectClub, Inc. (a)                497,310
       16,645  Vapotherm, Inc. (a)                      575,085
                                                ---------------
                                                     16,115,334
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.6%
       11,460  Addus HomeCare Corp. (a)               1,289,823
       13,107  AMN Healthcare Services,
                  Inc. (a)                              945,277
        8,434  CorVel Corp. (a)                         833,448
       62,222  Covetrus, Inc. (a)                     2,119,904
       24,523  Ensign Group (The), Inc.               1,919,660
       26,977  Magellan Health, Inc. (a)              2,535,299
       54,659  MEDNAX, Inc. (a)                       1,490,551
        3,230  ModivCare, Inc. (a)                      512,181
       19,763  National HealthCare Corp.              1,265,820
       85,759  Option Care Health, Inc. (a)           1,584,826
       66,106  Owens & Minor, Inc.                    1,922,363
       60,356  Patterson Cos., Inc.                   1,912,078
       34,887  PetIQ, Inc. (a)                        1,209,183
       42,192  Progyny, Inc. (a)                      1,973,320
       93,067  R1 RCM, Inc. (a)                       2,348,080
       45,694  RadNet, Inc. (a)                         818,380
       48,489  Select Medical Holdings
                  Corp. (a)                           1,246,167
        7,441  US Physical Therapy, Inc.                895,450
                                                ---------------
                                                     26,821,810
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE TECHNOLOGY -- 1.5%
       61,916  Allscripts Healthcare Solutions,
                  Inc. (a)                      $     1,021,614
      139,447  Evolent Health, Inc.,
                  Class A (a)                         2,380,360
       20,537  Health Catalyst, Inc. (a)              1,020,278
       98,044  NextGen Healthcare, Inc. (a)           1,939,311
       32,956  Phreesia, Inc. (a)                     2,151,697
        6,217  Simulations Plus, Inc.                   492,014
       43,056  Vocera Communications,
                  Inc. (a)                            1,892,311
                                                ---------------
                                                     10,897,585
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.9%
        7,901  Brinker International, Inc.              465,211
       14,262  Hilton Grand Vacations, Inc. (a)         423,867
        6,022  Hyatt Hotels Corp., Class A              395,404
       14,453  Jack in the Box, Inc.                  1,360,605
       32,331  Scientific Games Corp. (a)             1,268,022
       10,552  Shake Shack, Inc., Class A (a)         1,196,808
       13,115  Six Flags Entertainment Corp.            448,533
       19,933  Wyndham Destinations, Inc.               881,836
                                                ---------------
                                                      6,440,286
                                                ---------------
               HOUSEHOLD DURABLES -- 2.0%
       51,059  Century Communities, Inc. (a)          2,396,709
       13,159  Installed Building Products,
                  Inc. (a)                            1,380,774
       11,139  iRobot Corp. (a)                       1,337,794
       33,665  La-Z-Boy, Inc.                         1,303,509
       50,474  M/I Homes, Inc. (a)                    2,491,901
       14,450  Skyline Champion Corp. (a)               485,953
       95,565  Sonos, Inc. (a)                        2,499,025
      129,583  Tri Pointe Homes, Inc. (a)             2,617,577
                                                ---------------
                                                     14,513,242
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       24,605  Central Garden & Pet Co.,
                  Class A (a)                           959,595
       11,323  Spectrum Brands Holdings, Inc.           855,679
                                                ---------------
                                                      1,815,274
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.3%
       49,536  Sunnova Energy International,
                  Inc. (a)                            2,172,154
                                                ---------------
               INSURANCE -- 3.6%
       80,819  American Equity Investment
                  Life Holding Co.                    2,359,107
       23,254  American National Group, Inc.          2,055,189
       10,232  Argo Group International
                  Holdings Ltd.                         412,861
       70,987  Assured Guaranty Ltd.                  2,537,785
      100,548  CNO Financial Group, Inc.              2,132,623
       69,436  Employers Holdings, Inc.               2,117,798
       25,548  FBL Financial Group, Inc.,
                  Class A                             1,431,710
       14,329  Goosehead Insurance, Inc.,
                  Class A                             1,914,354
       42,531  Horace Mann Educators Corp.            1,665,939

                        See Notes to Financial Statements                Page 45


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       18,186  James River Group Holdings
                  Ltd.                          $       808,913
       42,815  Mercury General Corp.                  2,269,623
        5,025  Palomar Holdings, Inc. (a)               500,440
       25,126  ProAssurance Corp.                       460,560
       28,698  Safety Insurance Group, Inc.           2,107,581
       46,228  Stewart Information Services
                  Corp.                               2,144,055
       18,672  Trupanion, Inc. (a)                    2,094,998
                                                ---------------
                                                     27,013,536
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.2%
       67,759  ANGI Homeservices, Inc.,
                  Class A (a)                           947,271
       13,687  Yelp, Inc. (a)                           446,059
                                                ---------------
                                                      1,393,330
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.2%
       68,782  1-800-Flowers.com, Inc.,
                  Class A (a)                         2,113,671
       68,638  RealReal (The), Inc. (a)               1,625,348
       24,937  Shutterstock, Inc.                     1,620,656
       38,067  Stitch Fix, Inc., Class A (a)          3,633,114
                                                ---------------
                                                      8,992,789
                                                ---------------
               IT SERVICES -- 1.6%
       18,101  Alliance Data Systems Corp.            1,224,533
       22,736  EVERTEC, Inc.                            788,939
       10,497  ExlService Holdings, Inc. (a)            804,910
       15,074  ManTech International Corp.,
                  Class A                             1,351,987
       34,614  NIC, Inc.                                931,809
       18,770  Perficient, Inc. (a)                   1,025,030
       32,808  Repay Holdings Corp. (a)                 726,697
       37,190  Sabre Corp.                              400,908
       47,466  Sykes Enterprises, Inc. (a)            1,831,713
       30,643  TTEC Holdings, Inc.                    2,315,998
       33,313  Verra Mobility Corp. (a)                 426,406
                                                ---------------
                                                     11,828,930
                                                ---------------
               LEISURE PRODUCTS -- 1.0%
       55,857  Callaway Golf Co.                      1,557,852
       14,316  Malibu Boats, Inc., Class A (a)        1,003,695
      100,753  Smith & Wesson Brands, Inc.            1,668,469
        6,877  Sturm Ruger & Co., Inc.                  435,727
       94,078  Vista Outdoor, Inc. (a)                2,744,255
                                                ---------------
                                                      7,409,998
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.6%
       26,737  NanoString Technologies,
                  Inc. (a)                            1,872,392
       38,455  Quanterix Corp. (a)                    2,489,577
                                                ---------------
                                                      4,361,969
                                                ---------------
               MACHINERY -- 3.5%
        9,721  Alamo Group, Inc.                      1,356,954

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
       18,270  Albany International Corp.,
                  Class A                       $     1,270,130
       32,258  Altra Industrial Motion Corp.          1,658,384
       15,442  Astec Industries, Inc.                   918,336
       26,465  Barnes Group, Inc.                     1,272,173
        3,799  Chart Industries, Inc. (a)               456,298
       19,772  Enerpac Tool Group Corp.                 400,778
        5,915  EnPro Industries, Inc.                   427,004
        4,336  ESCO Technologies, Inc.                  412,267
       49,716  Evoqua Water Technologies
                  Corp. (a)                           1,354,761
       13,483  Federal Signal Corp.                     440,759
       12,925  Franklin Electric Co., Inc.              897,253
       27,559  Gorman-Rupp (The) Co.                    868,109
       61,447  Greenbrier (The) Cos., Inc.            2,223,152
       16,783  Helios Technologies, Inc.                915,513
       11,228  Hillenbrand, Inc.                        461,471
        6,347  Kadant, Inc.                             907,304
       12,331  Kennametal, Inc.                         467,098
       10,440  Lindsay Corp.                          1,459,825
       64,071  Meritor, Inc. (a)                      1,653,673
       50,929  Mueller Industries, Inc.               1,739,225
       72,228  Mueller Water Products, Inc.,
                  Class A                               866,014
       16,400  SPX Corp. (a)                            848,044
       12,813  Terex Corp.                              458,193
       33,879  Trinity Industries, Inc.                 942,175
        7,345  Watts Water Technologies, Inc.,
                  Class A                               881,914
                                                ---------------
                                                     25,556,807
                                                ---------------
               MARINE -- 0.3%
       31,395  Matson, Inc.                           1,877,421
                                                ---------------
               MEDIA -- 1.9%
       62,485  AMC Networks, Inc.,
                  Class A (a) (b)                     3,088,009
       12,520  Cardlytics, Inc. (a)                   1,530,820
      116,955  E.W. Scripps (The) Co., Class A        1,732,104
      124,951  Gray Television, Inc. (a)              2,130,415
        9,784  John Wiley & Sons, Inc.,
                  Class A                               446,248
       30,249  TechTarget, Inc. (a)                   2,259,600
      160,243  TEGNA, Inc.                            2,568,695
                                                ---------------
                                                     13,755,891
                                                ---------------
               METALS & MINING -- 1.4%
       19,396  Alcoa Corp. (a)                          349,128
       26,664  Allegheny Technologies, Inc. (a)         453,555
       60,010  Arconic Corp. (a)                      1,512,252
       15,354  Carpenter Technology Corp.               479,659
      172,778  Coeur Mining, Inc. (a)                 1,563,641
        7,249  Compass Minerals International,
                  Inc.                                  422,327
        4,525  Kaiser Aluminum Corp.                    392,317
       14,036  Materion Corp.                           957,115
       83,873  Warrior Met Coal, Inc.                 1,930,756
       43,541  Worthington Industries, Inc.           2,278,936
                                                ---------------
                                                     10,339,686
                                                ---------------

Page 46                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
      120,070  Apollo Commercial Real Estate
                  Finance, Inc.                 $     1,342,383
       94,586  Arbor Realty Trust, Inc.               1,348,796
      175,320  Broadmark Realty Capital, Inc.         1,804,043
       87,236  Chimera Investment Corp.                 881,084
       28,192  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        1,667,557
      137,132  Ladder Capital Corp.                   1,348,007
      114,927  MFA Financial, Inc.                      418,334
                                                ---------------
                                                      8,810,204
                                                ---------------
               MULTILINE RETAIL -- 0.3%
       31,246  Big Lots, Inc.                         1,864,761
                                                ---------------
               MULTI-UTILITIES -- 0.3%
       55,684  Avista Corp.                           2,087,036
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.8%
       82,027  Antero Resources Corp. (a)               569,267
       11,917  Cimarex Energy Co.                       502,659
       41,392  CNX Resources Corp. (a)                  524,437
       60,010  CVR Energy, Inc.                       1,026,171
       27,820  Delek US Holdings, Inc.                  521,903
       37,075  Matador Resources Co. (a)                566,506
       73,899  Murphy Oil Corp.                         914,131
       62,966  PBF Energy, Inc., Class A                533,322
       87,106  PDC Energy, Inc. (a)                   1,891,071
       66,731  Range Resources Corp. (a)                614,593
       31,557  Renewable Energy Group,
                  Inc. (a)                            2,827,507
      150,025  Southwestern Energy Co. (a)              565,594
       71,737  World Fuel Services Corp.              2,194,435
                                                ---------------
                                                     13,251,596
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.5%
       56,505  Domtar Corp.                           1,693,455
       55,595  Schweitzer-Mauduit
                  International, Inc.                 2,064,798
                                                ---------------
                                                      3,758,253
                                                ---------------
               PERSONAL PRODUCTS -- 1.1%
       51,719  Edgewell Personal Care Co.             1,727,415
       53,244  elf Beauty, Inc. (a)                   1,158,590
        7,385  Inter Parfums, Inc.                      459,199
        9,111  Medifast, Inc.                         2,138,078
       32,736  Nu Skin Enterprises, Inc.,
                  Class A                             1,894,432
        5,803  USANA Health Sciences,
                  Inc. (a)                              480,256
                                                ---------------
                                                      7,857,970
                                                ---------------
               PHARMACEUTICALS -- 1.5%
       15,787  Arvinas, Inc. (a)                      1,190,971
       85,449  Corcept Therapeutics, Inc. (a)         2,414,789
      311,324  Endo International PLC (a)             2,266,439
       44,273  NGM Biopharmaceuticals,
                  Inc. (a)                            1,136,045

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
       64,101  Prestige Consumer Healthcare,
                  Inc. (a)                      $     2,564,040
       31,544  Revance Therapeutics, Inc. (a)           802,479
       35,535  Supernus Pharmaceuticals,
                  Inc. (a)                            1,044,374
                                                ---------------
                                                     11,419,137
                                                ---------------
               PROFESSIONAL SERVICES -- 0.9%
       50,397  CBIZ, Inc. (a)                         1,305,786
        7,577  Huron Consulting Group,
                  Inc. (a)                              401,278
       24,052  ICF International, Inc.                1,855,131
       10,275  Korn Ferry                               468,540
       64,757  Upwork, Inc. (a)                       2,684,178
                                                ---------------
                                                      6,714,913
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.7%
       35,420  eXp World Holdings, Inc. (a)           3,775,418
       88,612  Forestar Group, Inc. (a)               1,904,272
       74,973  Kennedy-Wilson Holdings, Inc.          1,288,786
       24,013  Marcus & Millichap, Inc. (a)             857,984
      170,376  Realogy Holdings Corp. (a)             2,419,339
       52,662  St Joe (The) Co.                       2,343,459
                                                ---------------
                                                     12,589,258
                                                ---------------
               ROAD & RAIL -- 1.3%
       47,943  Avis Budget Group, Inc. (a)            1,981,964
      123,501  Heartland Express, Inc.                2,318,114
      129,736  Marten Transport Ltd.                  2,056,315
       21,721  Ryder System, Inc.                     1,359,517
      107,986  Schneider National, Inc.,
                  Class B                             2,267,706
                                                ---------------
                                                      9,983,616
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.2%
       16,504  ACM Research, Inc., Class A (a)        1,485,360
       19,470  Ambarella, Inc. (a)                    1,837,189
       46,062  Axcelis Technologies, Inc. (a)         1,577,163
       19,646  CEVA, Inc. (a)                         1,154,988
       51,962  FormFactor, Inc. (a)                   2,123,687
       46,827  MaxLinear, Inc. (a)                    1,469,900
       28,204  Onto Innovation, Inc. (a)              1,524,426
       25,606  Rambus, Inc. (a)                         486,386
       15,972  SiTime Corp. (a)                       1,949,383
       17,432  SunPower Corp. (a) (b)                   941,502
       43,052  Ultra Clean Holdings, Inc. (a)         1,661,807
                                                ---------------
                                                     16,211,791
                                                ---------------
               SOFTWARE -- 4.0%
       64,844  8x8, Inc. (a)                          2,285,751
       23,053  Altair Engineering, Inc.,
                  Class A (a)                         1,289,354
        4,964  Appfolio, Inc., Class A (a)              758,549
       13,785  Appian Corp. (a) (b)                   3,011,471
      116,730  Avaya Holdings Corp. (a)               2,596,075
       22,252  Cerence, Inc. (a)                      2,490,221
       16,145  CommVault Systems, Inc. (a)            1,013,583
       39,522  Digital Turbine, Inc. (a)              2,261,054

                        See Notes to Financial Statements                Page 47


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       35,058  Domo, Inc., Class B (a)          $     2,222,327
       22,106  InterDigital, Inc.                     1,419,426
       42,880  PagerDuty, Inc. (a)                    2,089,543
        9,892  Progress Software Corp.                  397,461
        8,804  PROS Holdings, Inc. (a)                  371,001
       29,530  Sprout Social, Inc., Class A (a)       1,948,980
       39,786  Teradata Corp. (a)                     1,070,243
       19,477  Upland Software, Inc. (a)                928,858
       24,394  Workiva, Inc. (a)                      2,377,683
       42,785  Xperi Holding Corp.                      824,039
       32,088  Zuora, Inc., Class A (a)                 473,298
                                                ---------------
                                                     29,828,917
                                                ---------------
               SPECIALTY RETAIL -- 3.4%
        9,199  Asbury Automotive Group,
                  Inc. (a)                            1,311,869
      144,587  At Home Group, Inc. (a)                3,523,585
       50,344  Bed Bath & Beyond, Inc. (b)            1,778,654
       61,246  Buckle (The), Inc.                     2,408,193
       17,165  Camping World Holdings, Inc.,
                  Class A                               586,356
       17,044  Group 1 Automotive, Inc.               2,345,595
      171,818  Michaels (The) Cos., Inc. (a)          2,663,179
       16,780  Monro, Inc.                              981,127
       19,744  National Vision Holdings,
                  Inc. (a)                              915,529
       15,253  ODP (The) Corp.                          651,151
       46,701  Rent-A-Center, Inc.                    2,022,153
       68,573  Sally Beauty Holdings, Inc. (a)        1,035,452
       27,304  Sleep Number Corp. (a)                 2,941,733
       11,587  Sonic Automotive, Inc., Class A          474,256
       52,387  Urban Outfitters, Inc. (a)             1,436,976
                                                ---------------
                                                     25,075,808
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
       47,597  NCR Corp. (a)                          1,587,836
       56,488  Super Micro Computer, Inc. (a)         1,751,128
                                                ---------------
                                                      3,338,964
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.4%
       28,540  Crocs, Inc. (a)                        1,998,371
       11,019  Kontoor Brands, Inc.                     398,006
       14,303  Wolverine World Wide, Inc.               409,638
                                                ---------------
                                                      2,806,015
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.0%
       35,733  Axos Financial, Inc. (a)               1,391,800
       71,532  Capitol Federal Financial, Inc.          888,427
       57,463  Columbia Financial, Inc. (a)             886,079
       43,877  Flagstar Bancorp, Inc.                 1,880,129
       72,042  Mr. Cooper Group, Inc. (a)             1,961,704
       19,740  NMI Holdings, Inc., Class A (a)          418,685
       70,189  Northwest Bancshares, Inc.               894,910
       74,676  Provident Financial Services,
                  Inc.                                1,383,000

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE
                  (CONTINUED)
       19,431  Walker & Dunlop, Inc.            $     1,599,560
       86,848  Washington Federal, Inc.               2,273,681
       29,880  WSFS Financial Corp.                   1,283,944
                                                ---------------
                                                     14,861,919
                                                ---------------
               TOBACCO -- 0.3%
       45,981  Universal Corp.                        2,109,149
       38,379  Vector Group Ltd.                        450,569
                                                ---------------
                                                      2,559,718
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.1%
       11,470  Applied Industrial Technologies,
                  Inc.                                  807,373
       22,254  Beacon Roofing Supply, Inc. (a)          885,042
       46,770  Boise Cascade Co.                      2,227,655
       26,875  GATX Corp.                             2,494,000
       43,996  GMS, Inc. (a)                          1,275,444
       26,925  Herc Holdings, Inc. (a)                1,722,662
       43,175  Rush Enterprises, Inc., Class A        1,812,918
       24,911  Systemax, Inc.                           957,330
       46,083  Triton International Ltd.              2,135,486
       17,080  WESCO International, Inc. (a)          1,299,959
                                                ---------------
                                                     15,617,869
                                                ---------------
               WATER UTILITIES -- 0.1%
        8,271  California Water Service Group           451,928
        6,443  SJW Group                                426,333
                                                ---------------
                                                        878,261
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
      120,376  Telephone and Data Systems,
                  Inc.                                2,257,050
       72,836  United States Cellular Corp. (a)       2,271,026
                                                ---------------
                                                      4,528,076
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          738,895,078
               (Cost $588,112,440)              ---------------

               MONEY MARKET FUNDS -- 2.6%
   17,729,005  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                      17,729,005
    1,560,979  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   1,560,979
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 2.6%                            19,289,984
               (Cost $19,289,984)               ---------------

               TOTAL INVESTMENTS -- 102.4%          758,185,062
               (Cost $607,402,424) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%             (17,911,118)
                                                ---------------
               NET ASSETS -- 100.0%             $   740,273,944
                                                ===============

Page 48                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $16,508,369 and the total value of the collateral held by the Fund is $17,729,005.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $157,428,088 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,645,450. The net unrealized appreciation was $150,782,638.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                      LEVEL 1        SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  738,895,078   $          --   $         --
Money Market
   Funds               19,289,984              --             --
                   ---------------------------------------------
Total Investments  $  758,185,062   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    16,508,369
Non-cash Collateral(2)                              (16,508,369)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 49


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.0%
       37,364  General Dynamics Corp.           $     5,480,552
        9,125  Northrop Grumman Corp.                 2,615,316
                                                ---------------
                                                      8,095,868
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.1%
       14,421  C.H. Robinson Worldwide, Inc.          1,233,861
       29,233  Expeditors International of
                  Washington, Inc.                    2,616,938
       15,641  FedEx Corp.                            3,680,953
        8,039  United Parcel Service, Inc.,
                  Class B                             1,246,045
                                                ---------------
                                                      8,777,797
                                                ---------------
               AUTO COMPONENTS -- 0.5%
       31,168  Aptiv PLC                              4,164,045
                                                ---------------
               AUTOMOBILES -- 1.9%
      632,592  Ford Motor Co. (a)                     6,661,194
      166,920  General Motors Co.                     8,459,505
                                                ---------------
                                                     15,120,699
                                                ---------------
               BANKS -- 8.6%
      133,969  Bank of America Corp.                  3,972,181
      112,725  Citigroup, Inc.                        6,536,923
      155,493  Citizens Financial Group, Inc.         5,666,165
      201,687  Fifth Third Bancorp                    5,834,805
       31,958  JPMorgan Chase & Co.                   4,112,036
      338,850  KeyCorp                                5,713,011
       43,682  M&T Bank Corp.                         5,786,554
       46,647  PNC Financial Services Group
                  (The), Inc.                         6,694,777
      344,942  Regions Financial Corp.                5,867,463
        3,493  SVB Financial Group (a)                1,529,166
      116,013  Truist Financial Corp.                 5,566,304
       87,155  U.S. Bancorp                           3,734,592
      184,242  Wells Fargo & Co.                      5,505,151
                                                ---------------
                                                     66,519,128
                                                ---------------
               BEVERAGES -- 0.3%
        6,178  Constellation Brands, Inc.,
                  Class A                             1,303,126
       42,300  Keurig Dr Pepper, Inc.                 1,345,140
                                                ---------------
                                                      2,648,266
                                                ---------------
               BUILDING PRODUCTS -- 1.3%
       73,707  Carrier Global Corp.                   2,837,719
       32,433  Fortune Brands Home &
                  Security, Inc.                      2,797,346
       29,052  Johnson Controls International
                  PLC                                 1,447,371
        4,942  Lennox International, Inc.             1,361,472
       24,640  Masco Corp.                            1,338,198
                                                ---------------
                                                      9,782,106
                                                ---------------
               CAPITAL MARKETS -- 4.6%
        6,965  Ameriprise Financial, Inc.             1,378,165
      163,775  Bank of New York Mellon
                  (The) Corp.                         6,523,158
        7,437  CME Group, Inc.                        1,351,600
      278,137  Franklin Resources, Inc.               7,312,222

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       21,088  Goldman Sachs Group (The),
                  Inc.                          $     5,718,433
       33,430  KKR & Co., Inc.                        1,302,098
       81,141  Morgan Stanley                         5,440,504
       95,500  State Street Corp.                     6,685,000
                                                ---------------
                                                     35,711,180
                                                ---------------
               CHEMICALS -- 2.4%
       21,398  Celanese Corp.                         2,613,766
      104,872  Corteva, Inc.                          4,180,198
       40,492  Eastman Chemical Co.                   3,982,388
       25,546  International Flavors &
                  Fragrances, Inc. (b)                2,870,859
       30,334  LyondellBasell Industries N.V.,
                  Class A                             2,601,444
        9,387  PPG Industries, Inc.                   1,264,523
       14,908  RPM International, Inc.                1,229,463
                                                ---------------
                                                     18,742,641
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.5%
       28,869  Republic Services, Inc.                2,613,222
       11,477  Waste Management, Inc.                 1,277,620
                                                ---------------
                                                      3,890,842
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
       90,739  Cisco Systems, Inc.                    4,045,145
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
       12,425  Jacobs Engineering Group, Inc.         1,254,428
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.9%
       14,298  Martin Marietta Materials, Inc.        4,109,388
       18,745  Vulcan Materials Co.                   2,795,629
                                                ---------------
                                                      6,905,017
                                                ---------------
               CONSUMER FINANCE -- 1.3%
       56,254  Capital One Financial Corp.            5,865,042
      116,985  Synchrony Financial                    3,936,545
                                                ---------------
                                                      9,801,587
                                                ---------------
               CONTAINERS & PACKAGING -- 0.4%
       55,916  International Paper Co.                2,813,134
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.9%
       29,974  Berkshire Hathaway, Inc.,
                  Class B (a)                         6,830,175
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.9%
      241,676  AT&T, Inc.                             6,919,184
      712,883  Lumen Technologies, Inc.               8,825,491
      118,308  Verizon Communications, Inc.           6,477,363
                                                ---------------
                                                     22,222,038
                                                ---------------
               ELECTRIC UTILITIES -- 8.7%
      107,909  Alliant Energy Corp.                   5,249,773
       66,775  American Electric Power Co.,
                  Inc.                                5,402,765
       60,732  Duke Energy Corp.                      5,708,808

Page 50                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
       64,641  Edison International             $     3,759,520
       69,620  Entergy Corp.                          6,636,875
      125,215  Evergy, Inc.                           6,727,802
       46,937  Eversource Energy                      4,106,987
      164,628  Exelon Corp.                           6,841,940
      132,654  FirstEnergy Corp.                      4,080,437
       17,545  NextEra Energy, Inc.                   1,418,864
      246,473  PPL Corp.                              6,819,908
       90,515  Southern (The) Co.                     5,333,144
       83,404  Xcel Energy, Inc.                      5,337,022
                                                ---------------
                                                     67,423,845
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       11,191  AMETEK, Inc.                           1,267,493
       11,265  Eaton Corp. PLC                        1,325,890
       34,593  Emerson Electric Co.                   2,744,955
                                                ---------------
                                                      5,338,338
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.5%
       21,098  CDW Corp.                              2,777,763
       37,600  Corning, Inc.                          1,348,712
                                                ---------------
                                                      4,126,475
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.1%
       17,329  AvalonBay Communities, Inc.            2,836,237
       58,824  Boston Properties, Inc.                5,368,867
       21,947  Mid-America Apartment
                  Communities, Inc.                   2,913,464
       15,872  Simon Property Group, Inc.             1,474,985
       56,692  Ventas, Inc.                           2,611,801
       40,370  Weyerhaeuser Co.                       1,259,140
                                                ---------------
                                                     16,464,494
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.9%
      218,846  Kroger (The) Co.                       7,550,187
       69,716  Walgreens Boots Alliance, Inc.         3,503,229
       28,170  Walmart, Inc.                          3,957,603
                                                ---------------
                                                     15,011,019
                                                ---------------
               FOOD PRODUCTS -- 5.8%
      137,881  Archer-Daniels-Midland Co.             6,895,429
       57,502  Campbell Soup Co.                      2,766,421
      153,353  Conagra Brands, Inc.                   5,306,014
       94,567  General Mills, Inc.                    5,494,343
        8,886  Hershey (The) Co.                      1,292,380
       59,650  Hormel Foods Corp.                     2,795,199
       60,129  J.M. Smucker (The) Co.                 6,999,617
       44,676  Kellogg Co.                            2,633,203
       39,052  Kraft Heinz (The) Co.                  1,308,632
       47,548  Mondelez International, Inc.,
                  Class A                             2,636,061
      107,864  Tyson Foods, Inc., Class A             6,936,734
                                                ---------------
                                                     45,064,033
                                                ---------------
               GAS UTILITIES -- 0.7%
       58,268  Atmos Energy Corp.                     5,185,852
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
       16,866  Baxter International, Inc.       $     1,295,815
       11,553  Medtronic PLC                          1,286,195
                                                ---------------
                                                      2,582,010
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 6.2%
       17,317  Anthem, Inc.                           5,142,803
      115,786  Centene Corp. (a)                      6,981,896
      101,767  CVS Health Corp.                       7,291,606
       24,688  HCA Healthcare, Inc.                   4,011,306
       27,318  Laboratory Corp. of America
                  Holdings (a)                        6,253,363
       23,349  McKesson Corp.                         4,073,700
       19,091  Molina Healthcare, Inc. (a)            4,078,028
       58,325  Quest Diagnostics, Inc.                7,532,674
        7,926  UnitedHealth Group, Inc.               2,643,955
                                                ---------------
                                                     48,009,331
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       51,739  Cerner Corp.                           4,144,811
                                                ---------------
               HOUSEHOLD DURABLES -- 4.2%
      100,848  D.R. Horton, Inc.                      7,745,126
       91,181  Lennar Corp., Class A                  7,581,700
          997  NVR, Inc. (a)                          4,433,141
      161,194  PulteGroup, Inc.                       7,011,939
       30,805  Whirlpool Corp.                        5,701,698
                                                ---------------
                                                     32,473,604
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.9%
       15,906  3M Co.                                 2,794,048
      375,985  General Electric Co.                   4,015,520
                                                ---------------
                                                      6,809,568
                                                ---------------
               INSURANCE -- 8.1%
      156,298  Aflac, Inc.                            7,061,544
       63,229  Allstate (The) Corp.                   6,776,884
      192,700  Arch Capital Group Ltd. (a)            6,052,707
       10,940  Arthur J. Gallagher & Co.              1,262,586
        8,796  Chubb Ltd.                             1,281,313
       46,478  Cincinnati Financial Corp.             3,908,335
      141,909  Hartford Financial Services
                  Group (The), Inc.                   6,814,470
        2,692  Markel Corp. (a)                       2,609,840
      148,045  MetLife, Inc.                          7,128,367
      112,085  Principal Financial Group, Inc.        5,522,428
       70,294  Progressive (The) Corp.                6,128,934
       17,337  Prudential Financial, Inc.             1,357,140
       39,613  Travelers (The) Cos., Inc.             5,399,252
       20,379  W.R. Berkley Corp.                     1,266,351
                                                ---------------
                                                     62,570,151
                                                ---------------
               IT SERVICES -- 1.9%
       33,928  Cognizant Technology Solutions
                  Corp., Class A                      2,644,687
       44,172  International Business Machines
                  Corp.                               5,261,327
       26,449  Leidos Holdings, Inc.                  2,805,181
      185,077  Western Union (The) Co.                4,121,665
                                                ---------------
                                                     14,832,860
                                                ---------------

                        See Notes to Financial Statements                Page 51


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.4%
       29,725  Hasbro, Inc.                     $     2,788,800
                                                ---------------
               MACHINERY -- 3.2%
        7,438  Caterpillar, Inc.                      1,359,964
       17,880  Cummins, Inc.                          4,191,430
       10,719  Dover Corp.                            1,248,656
       19,115  Fortive Corp.                          1,263,119
        6,793  IDEX Corp.                             1,264,789
       64,447  PACCAR, Inc.                           5,878,855
       10,209  Parker-Hannifin Corp.                  2,701,403
       15,571  Stanley Black & Decker, Inc.           2,701,413
       55,474  Westinghouse Air Brake
                  Technologies Corp.                  4,116,726
                                                ---------------
                                                     24,726,355
                                                ---------------
               MEDIA -- 3.1%
        2,044  Charter Communications, Inc.,
                  Class A (a)                         1,241,853
      106,114  Comcast Corp., Class A                 5,260,071
      238,691  Fox Corp., Class A                     7,442,385
       44,578  Omnicom Group, Inc.                    2,780,776
      149,235  ViacomCBS, Inc., Class B               7,237,897
                                                ---------------
                                                     23,962,982
                                                ---------------
               METALS & MINING -- 0.5%
       76,344  Nucor Corp.                            3,720,243
                                                ---------------
               MULTILINE RETAIL -- 0.7%
       25,732  Dollar Tree, Inc. (a)                  2,615,915
       15,748  Target Corp.                           2,853,065
                                                ---------------
                                                      5,468,980
                                                ---------------
               MULTI-UTILITIES -- 5.2%
       71,232  Ameren Corp.                           5,179,991
       66,559  CMS Energy Corp.                       3,785,876
       96,177  Consolidated Edison, Inc.              6,807,408
       57,248  DTE Energy Co.                         6,796,482
      119,220  Public Service Enterprise
                  Group, Inc.                         6,727,585
       54,556  Sempra Energy                          6,751,851
       44,122  WEC Energy Group, Inc.                 3,922,446
                                                ---------------
                                                     39,971,639
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.1%
       48,082  Chevron Corp.                          4,096,586
      101,541  ConocoPhillips                         4,064,686
       81,425  EOG Resources, Inc.                    4,149,418
      168,620  Exxon Mobil Corp.                      7,560,921
      297,048  Kinder Morgan, Inc.                    4,182,436
       72,442  ONEOK, Inc.                            2,885,365
       35,655  Pioneer Natural Resources Co.          4,310,689
       98,292  Valero Energy Corp.                    5,546,618
      138,666  Williams (The) Cos., Inc.              2,943,879
                                                ---------------
                                                     39,740,598
                                                ---------------
               PHARMACEUTICALS -- 0.5%
      110,311  Pfizer, Inc.                           3,960,165
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
       88,657  CBRE Group, Inc., Class A (a)    $     5,406,304
                                                ---------------
               ROAD & RAIL -- 1.7%
       30,637  CSX Corp.                              2,627,276
       29,718  J.B. Hunt Transport Services,
                  Inc.                                4,001,826
       13,621  Kansas City Southern                   2,760,568
       11,701  Norfolk Southern Corp.                 2,768,691
        6,499  Union Pacific Corp.                    1,283,357
                                                ---------------
                                                     13,441,718
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.9%
       92,452  Micron Technology, Inc. (a)            7,236,218
                                                ---------------
               SOFTWARE -- 0.7%
      267,588  NortonLifeLock, Inc.                   5,638,079
                                                ---------------
               SPECIALTY RETAIL -- 1.7%
       25,778  Advance Auto Parts, Inc.               3,844,531
       55,724  Best Buy Co., Inc.                     6,063,886
       29,431  CarMax, Inc. (a)                       3,466,383
                                                ---------------
                                                     13,374,800
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.2%
       18,468  Dell Technologies, Inc.,
                  Class C (a)                         1,346,132
      469,241  Hewlett Packard Enterprise Co.         5,790,434
      165,134  HP, Inc.                               4,019,362
       65,325  Seagate Technology PLC                 4,319,289
       24,438  Western Digital Corp.                  1,379,036
                                                ---------------
                                                     16,854,253
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.9%
       23,978  United Rentals, Inc. (a)               5,826,894
        3,315  W.W. Grainger, Inc.                    1,207,953
                                                ---------------
                                                      7,034,847
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       30,113  T-Mobile US, Inc. (a)                  3,796,647
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          774,483,115
               (Cost $701,483,903)              ---------------

               MONEY MARKET FUNDS -- 0.4%
    1,974,538  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       1,974,538
      922,917  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     922,917
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             2,897,455
               (Cost $2,897,455)                ---------------

Page 52                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.2%      $   777,380,570
               (Cost $704,381,358) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (1,552,812)
                                                ---------------
               NET ASSETS -- 100.0%             $   775,827,758
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,890,794 and the total value of the collateral held by the Fund is $1,974,538.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $89,769,616 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,770,404. The net unrealized appreciation was $72,999,212.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  774,483,115   $          --   $         --
Money Market
   Funds                2,897,455              --             --
                   ---------------------------------------------
Total Investments  $  777,380,570   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,890,794
Non-cash Collateral(2)                               (1,890,794)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 53


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.6%
       28,334  HEICO Corp.                      $     3,336,045
       19,845  L3Harris Technologies, Inc.            3,403,616
       13,975  Teledyne Technologies, Inc. (a)        4,989,215
        8,853  TransDigm Group, Inc. (a)              4,898,188
                                                ---------------
                                                     16,627,064
                                                ---------------
               AUTOMOBILES -- 1.0%
       13,286  Tesla, Inc. (a)                       10,542,840
                                                ---------------
               BANKS -- 0.7%
       51,064  First Republic Bank                    7,403,769
                                                ---------------
               BEVERAGES -- 0.6%
       59,244  Monster Beverage Corp. (a)             5,144,156
       12,315  PepsiCo, Inc.                          1,681,860
                                                ---------------
                                                      6,826,016
                                                ---------------
               BIOTECHNOLOGY -- 3.3%
       35,009  AbbVie, Inc.                           3,587,722
       20,830  BioMarin Pharmaceutical,
                  Inc. (a)                            1,724,308
       70,781  Exact Sciences Corp. (a)               9,708,322
       89,764  Moderna, Inc. (a)                     15,543,534
       22,002  Sarepta Therapeutics, Inc. (a)         1,966,979
       10,429  Seagen, Inc. (a)                       1,713,172
                                                ---------------
                                                     34,244,037
                                                ---------------
               CAPITAL MARKETS -- 4.1%
       37,282  Apollo Global Management, Inc.         1,712,735
       12,999  BlackRock, Inc.                        9,115,679
       47,521  Intercontinental Exchange, Inc.        5,243,942
        9,607  MarketAxess Holdings, Inc.             5,195,081
       16,799  MSCI, Inc.                             6,640,645
       41,275  Nasdaq, Inc.                           5,583,269
       19,606  Northern Trust Corp.                   1,748,659
       49,560  T. Rowe Price Group, Inc.              7,755,149
                                                ---------------
                                                     42,995,159
                                                ---------------
               CHEMICALS -- 0.7%
       15,887  FMC Corp.                              1,720,403
        7,452  Sherwin-Williams (The) Co.             5,155,294
                                                ---------------
                                                      6,875,697
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.4%
       10,614  Cintas Corp.                           3,376,526
       43,058  Copart, Inc. (a)                       4,725,615
      192,025  Rollins, Inc.                          6,916,741
                                                ---------------
                                                     15,018,882
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
       18,857  Arista Networks, Inc. (a)              5,799,659
       10,736  Motorola Solutions, Inc.               1,798,817
                                                ---------------
                                                      7,598,476
                                                ---------------
               DISTRIBUTORS -- 0.8%
       25,172  Pool Corp.                             8,915,419
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
      103,816  Chegg, Inc. (a)                        9,889,512
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRICAL EQUIPMENT -- 0.4%
       14,958  Rockwell Automation, Inc.        $     3,717,512
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.4%
       41,895  Amphenol Corp., Class A                5,231,848
       46,726  Cognex Corp.                           3,837,606
       56,798  Keysight Technologies, Inc. (a)        8,042,029
      140,455  Trimble, Inc. (a)                      9,257,389
       24,401  Zebra Technologies Corp.,
                  Class A (a)                         9,463,440
                                                ---------------
                                                     35,832,312
                                                ---------------
               ENTERTAINMENT -- 3.8%
       59,008  Activision Blizzard, Inc.              5,369,728
       26,122  Electronic Arts, Inc.                  3,740,671
       10,131  Netflix, Inc. (a)                      5,393,643
       28,244  Roku, Inc. (a)                        10,987,763
       45,131  Take-Two Interactive Software,
                  Inc. (a)                            9,046,509
      555,089  Zynga, Inc., Class A (a)               5,500,932
                                                ---------------
                                                     40,039,246
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
       60,410  Healthpeak Properties, Inc.            1,791,156
      172,153  Medical Properties Trust, Inc.         3,634,150
       71,614  VICI Properties, Inc.                  1,810,402
                                                ---------------
                                                      7,235,708
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 7.3%
       16,681  Abbott Laboratories                    2,061,605
       11,567  ABIOMED, Inc. (a)                      4,028,208
       14,039  Align Technology, Inc. (a)             7,375,810
        5,029  Cooper (The) Cos., Inc.                1,830,757
       16,888  Danaher Corp.                          4,016,642
        4,938  DexCom, Inc. (a)                       1,851,009
       41,121  Edwards Lifesciences Corp. (a)         3,395,772
      103,012  Hologic, Inc. (a)                      8,213,147
       15,012  IDEXX Laboratories, Inc. (a)           7,185,944
       21,434  Insulet Corp. (a)                      5,726,736
        4,587  Intuitive Surgical, Inc. (a)           3,429,425
       20,412  Masimo Corp. (a)                       5,223,839
       20,878  Quidel Corp. (a)                       5,239,752
        8,590  ResMed, Inc.                           1,731,486
       19,788  STERIS PLC                             3,702,533
       15,307  Stryker Corp.                          3,383,000
        4,434  Teleflex, Inc.                         1,674,411
       19,334  West Pharmaceutical Services,
                  Inc.                                5,790,340
                                                ---------------
                                                     75,860,416
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.0%
       36,037  Cigna Corp.                            7,821,831
       79,880  DaVita, Inc. (a)                       9,375,515
        9,145  Humana, Inc.                           3,503,541
                                                ---------------
                                                     20,700,887
                                                ---------------

Page 54                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.6%
        9,136  Teladoc Health, Inc. (a)         $     2,410,351
       13,776  Veeva Systems, Inc., Class A (a)       3,808,237
                                                ---------------
                                                      6,218,588
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
        5,410  Chipotle Mexican Grill, Inc. (a)       8,006,800
        4,763  Domino's Pizza, Inc.                   1,765,930
       34,554  Yum! Brands, Inc.                      3,506,885
                                                ---------------
                                                     13,279,615
                                                ---------------
               HOUSEHOLD DURABLES -- 0.7%
       62,700  Garmin Ltd.                            7,201,722
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.8%
       20,935  Church & Dwight Co., Inc.              1,767,542
        9,044  Clorox (The) Co.                       1,894,356
       43,869  Colgate-Palmolive Co.                  3,421,782
       13,124  Procter & Gamble (The) Co.             1,682,628
                                                ---------------
                                                      8,766,308
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.7%
       35,274  Honeywell International, Inc.          6,891,481
                                                ---------------
               INSURANCE -- 0.5%
       79,125  Brown & Brown, Inc.                    3,409,496
       15,611  Marsh & McLennan Cos., Inc.            1,715,805
                                                ---------------
                                                      5,125,301
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 3.9%
        4,279  Alphabet, Inc., Class A (a)            7,819,273
       13,729  Facebook, Inc., Class A (a)            3,546,613
      142,305  Pinterest, Inc., Class A (a)           9,749,316
      187,299  Snap, Inc., Class A (a)                9,915,609
       72,252  Zillow Group, Inc., Class C (a)        9,425,996
                                                ---------------
                                                     40,456,807
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 3.0%
        2,301  Amazon.com, Inc. (a)                   7,377,466
       74,648  eBay, Inc.                             4,218,359
       52,712  Etsy, Inc. (a)                        10,494,432
       33,223  Wayfair, Inc., Class A (a)             9,047,287
                                                ---------------
                                                     31,137,544
                                                ---------------
               IT SERVICES -- 8.5%
       20,975  Accenture PLC, Class A                 5,074,272
       10,365  Automatic Data Processing, Inc.        1,711,469
       43,030  Booz Allen Hamilton Holding
                  Corp.                               3,664,865
       24,488  Broadridge Financial Solutions,
                  Inc.                                3,460,399
       20,935  EPAM Systems, Inc. (a)                 7,210,642
       48,117  Fiserv, Inc. (a)                       4,941,135
       34,205  Gartner, Inc. (a)                      5,196,082
       34,829  Global Payments, Inc.                  6,148,015
       66,047  GoDaddy, Inc., Class A (a)             5,189,973
       26,119  MongoDB, Inc. (a)                      9,653,844
       29,504  Okta, Inc. (a)                         7,641,831
       19,597  Paychex, Inc.                          1,711,210

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
       32,037  PayPal Holdings, Inc. (a)        $     7,506,589
       43,092  Square, Inc., Class A (a)              9,306,148
       27,707  Twilio, Inc., Class A (a)              9,958,727
                                                ---------------
                                                     88,375,201
                                                ---------------
               LEISURE PRODUCTS -- 0.9%
       61,813  Peloton Interactive, Inc.,
                  Class A (a)                         9,032,734
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 5.5%
       63,317  Agilent Technologies, Inc.             7,608,804
      333,148  Avantor, Inc. (a)                      9,824,535
        9,396  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         5,391,143
       17,252  Bio-Techne Corp.                       5,605,347
        4,809  Mettler-Toledo International,
                  Inc. (a)                            5,617,393
       65,349  PerkinElmer, Inc.                      9,610,877
       16,103  Thermo Fisher Scientific, Inc.         8,207,699
       22,140  Waters Corp. (a)                       5,859,794
                                                ---------------
                                                     57,725,592
                                                ---------------
               MEDIA -- 0.8%
        2,463  Cable One, Inc.                        4,926,000
      588,890  Sirius XM Holdings, Inc. (b)           3,686,451
                                                ---------------
                                                      8,612,451
                                                ---------------
               METALS & MINING -- 0.4%
       62,634  Newmont Corp.                          3,732,986
                                                ---------------
               MULTILINE RETAIL -- 0.5%
       26,049  Dollar General Corp.                   5,069,396
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.4%
      124,975  Cheniere Energy, Inc. (a)              7,914,667
       34,596  Hess Corp.                             1,867,492
      216,709  Occidental Petroleum Corp.             4,347,182
                                                ---------------
                                                     14,129,341
                                                ---------------
               PHARMACEUTICALS -- 2.3%
       29,444  Bristol-Myers Squibb Co.               1,808,745
       90,114  Catalent, Inc. (a)                    10,367,616
       10,817  Eli Lilly and Co.                      2,249,611
      102,560  Horizon Therapeutics PLC (a)           7,433,549
       11,036  Zoetis, Inc.                           1,702,303
                                                ---------------
                                                     23,561,824
                                                ---------------
               PROFESSIONAL SERVICES -- 1.5%
        4,057  CoStar Group, Inc. (a)                 3,650,123
       38,906  Equifax, Inc.                          6,890,642
       18,408  TransUnion                             1,602,232
       18,067  Verisk Analytics, Inc.                 3,315,295
                                                ---------------
                                                     15,458,292
                                                ---------------
               ROAD & RAIL -- 1.1%
       19,219  Old Dominion Freight Line, Inc.        3,728,486
      147,107  Uber Technologies, Inc. (a)            7,492,160
                                                ---------------
                                                     11,220,646
                                                ---------------

                        See Notes to Financial Statements                Page 55


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 9.7%
      102,261  Advanced Micro Devices,
                  Inc. (a)                      $     8,757,632
       12,364  Analog Devices, Inc.                   1,821,588
      108,669  Applied Materials, Inc.               10,506,119
       36,219  KLA Corp.                             10,143,855
       19,857  Lam Research Corp.                     9,609,795
      157,810  Marvell Technology Group Ltd.          8,120,903
       39,666  Microchip Technology, Inc.             5,398,939
       25,603  Monolithic Power Systems, Inc.         9,096,490
       14,364  NVIDIA Corp.                           7,463,391
       56,403  Qorvo, Inc. (a)                        9,638,145
       49,248  QUALCOMM, Inc.                         7,696,477
       11,949  Skyworks Solutions, Inc.               2,022,368
       78,223  Teradyne, Inc.                         8,876,746
       11,124  Texas Instruments, Inc.                1,843,136
                                                ---------------
                                                    100,995,584
                                                ---------------
               SOFTWARE -- 17.3%
        3,651  Adobe, Inc. (a)                        1,674,969
        5,021  ANSYS, Inc. (a)                        1,779,292
       24,569  Autodesk, Inc. (a)                     6,816,178
       45,497  Avalara, Inc. (a)                      6,824,550
       54,988  Cadence Design Systems,
                  Inc. (a)                            7,169,885
       51,414  Ceridian HCM Holding, Inc. (a)         4,776,875
       14,037  Citrix Systems, Inc.                   1,871,272
       22,140  Coupa Software, Inc. (a)               6,860,522
       44,273  Crowdstrike Holdings, Inc.,
                  Class A (a)                         9,554,113
       38,110  Datadog, Inc., Class A (a)             3,915,802
       24,647  DocuSign, Inc. (a)                     5,740,040
       86,696  Dynatrace, Inc. (a)                    3,598,751
       10,718  Fair Isaac Corp. (a)                   4,824,279
       36,885  Fortinet, Inc. (a)                     5,339,104
       23,652  HubSpot, Inc. (a)                      8,803,274
       14,422  Intuit, Inc.                           5,209,659
       57,991  Oracle Corp.                           3,504,396
       26,390  Palo Alto Networks, Inc. (a)           9,256,293
       20,736  Paycom Software, Inc. (a)              7,874,289
       24,742  RingCentral, Inc., Class A (a)         9,226,787
        8,207  salesforce.com, Inc. (a)               1,851,171
       13,631  ServiceNow, Inc. (a)                   7,403,814
       75,307  SS&C Technologies Holdings,
                  Inc.                                4,735,304
       28,940  Synopsys, Inc. (a)                     7,392,723
       11,709  Trade Desk (The), Inc.,
                  Class A (a)                         8,968,977
       12,552  Tyler Technologies, Inc. (a)           5,306,860
       22,865  Workday, Inc., Class A (a)             5,202,473
       65,528  Zendesk, Inc. (a)                      9,451,759
       16,244  Zoom Video Communications,
                  Inc., Class A (a)                   6,043,905
       46,961  Zscaler, Inc. (a)                      9,378,112
                                                ---------------
                                                    180,355,428
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 2.8%
        1,542  AutoZone, Inc. (a)               $     1,724,527
       31,320  Carvana Co. (a)                        8,180,471
       14,126  Home Depot (The), Inc.                 3,825,603
       46,744  Lowe's Cos., Inc.                      7,799,236
        4,032  O'Reilly Automotive, Inc. (a)          1,715,495
       38,976  Tractor Supply Co.                     5,524,458
                                                ---------------
                                                     28,769,790
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
       56,539  Apple, Inc.                            7,460,886
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.5%
       38,729  NIKE, Inc., Class B                    5,173,807
                                                ---------------
               TOBACCO -- 0.2%
       22,060  Philip Morris International,
                  Inc.                                1,757,079
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.3%
       76,819  Fastenal Co.                           3,502,178
                                                ---------------
               WATER UTILITIES -- 0.5%
       11,900  American Water Works Co., Inc.         1,892,338
       79,325  Essential Utilities, Inc.              3,672,748
                                                ---------------
                                                      5,565,086
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                       $1,039,898,619
               (Cost $835,946,231)              ---------------

               MONEY MARKET FUNDS -- 0.5%
    2,335,850  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       2,335,850
    2,608,167  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   2,608,167
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             4,944,017
               (Cost $4,944,017)                ---------------

               TOTAL INVESTMENTS -- 100.3%        1,044,842,636
               (Cost $840,890,248) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%              (2,857,850)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,041,984,786
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,232,316 and the total value of the collateral held by the Fund is $2,335,850.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

Page 56                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $215,266,150 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,313,762. The net unrealized appreciation was $203,952,388.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,039,898,619   $          --   $         --
Money Market
   Funds                4,944,017              --             --
                   ---------------------------------------------
Total Investments  $1,044,842,636   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,232,316
Non-cash Collateral(2)                               (2,232,316)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 57


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.1%
          807  Curtiss-Wright Corp.             $        83,759
        1,706  General Dynamics Corp.                   250,236
        1,291  Hexcel Corp.                              56,365
        1,097  Howmet Aerospace, Inc.                    26,964
          734  Huntington Ingalls Industries,
                  Inc.                                  115,480
          417  Northrop Grumman Corp.                   119,516
        1,719  Parsons Corp. (a)                         61,300
        1,295  Textron, Inc.                             58,612
                                                ---------------
                                                        772,232
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
          659  C.H. Robinson Worldwide, Inc.             56,384
        1,334  Expeditors International of
                  Washington, Inc.                      119,419
          714  FedEx Corp.                              168,033
          230  Forward Air Corp.                         16,489
        1,267  Hub Group, Inc., Class A (a)              66,682
          367  United Parcel Service, Inc.,
                  Class B                                56,885
                                                ---------------
                                                        483,892
                                                ---------------
               AIRLINES -- 0.1%
        2,240  SkyWest, Inc.                             87,338
          725  Spirit Airlines, Inc. (a)                 18,806
                                                ---------------
                                                        106,144
                                                ---------------
               AUTO COMPONENTS -- 1.0%
        1,423  Aptiv PLC                                190,113
        2,431  BorgWarner, Inc.                         102,078
        2,229  Cooper Tire & Rubber Co.                  81,916
        1,850  Dana, Inc.                                35,816
          721  Dorman Products, Inc. (a)                 65,488
        1,845  Gentex Corp.                              60,977
          272  Gentherm, Inc. (a)                        16,663
          483  LCI Industries                            62,490
          197  Lear Corp.                                29,700
        1,786  Standard Motor Products, Inc.             70,065
                                                ---------------
                                                        715,306
                                                ---------------
               AUTOMOBILES -- 1.0%
       28,874  Ford Motor Co. (a)                       304,043
        7,619  General Motors Co.                       386,131
                                                ---------------
                                                        690,174
                                                ---------------
               BANKS -- 11.4%
        1,792  1st Source Corp.                          70,515
        1,898  Ameris Bancorp                            74,231
        5,296  Associated Banc-Corp.                     95,010
        1,614  Atlantic Union Bankshares Corp.           53,004
          301  BancFirst Corp.                           17,347
        2,632  BancorpSouth Bank                         72,775
        6,115  Bank of America Corp.                    181,310
          231  Bank of Hawaii Corp.                      18,062
        3,003  Bank OZK                                 111,591
        1,528  BankUnited, Inc.                          52,945
        1,140  Banner Corp.                              50,422
        1,829  BOK Financial Corp.                      135,090
        2,244  Cathay General Bancorp                    75,892

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        5,146  Citigroup, Inc.                  $       298,417
        7,097  Citizens Financial Group, Inc.           258,615
        1,006  Columbia Banking System, Inc.             38,751
        1,681  Comerica, Inc.                            96,153
          476  Commerce Bancshares, Inc.                 31,821
        1,005  Community Bank System, Inc.               65,174
        1,076  Cullen/Frost Bankers, Inc.                99,250
        2,725  CVB Financial Corp.                       52,947
        1,749  Eagle Bancorp, Inc.                       74,315
        1,852  East West Bancorp, Inc.                  111,009
        9,505  F.N.B. Corp.                              93,719
          510  FB Financial Corp.                        19,054
        9,205  Fifth Third Bancorp                      266,301
        3,918  First BanCorp                             35,654
        3,352  First Busey Corp.                         69,286
          163 First Citizens BancShares, Inc.,
                  Class A                                97,146
        5,151  First Financial Bancorp                   94,366
        2,254  First Hawaiian, Inc.                      52,406
        9,812  First Horizon Corp.                      136,289
        1,304  First Interstate BancSystem,
                  Inc., Class A                          50,413
        1,421  First Merchants Corp.                     53,529
        4,538  First Midwest Bancorp, Inc.               75,013
        5,679  Fulton Financial Corp.                    76,099
          521  Hancock Whitney Corp.                     17,787
        2,237  Heartland Financial USA, Inc.             95,430
        3,282  Hilltop Holdings, Inc.                    98,591
        4,821  Home BancShares, Inc.                    102,205
        6,621  Hope Bancorp, Inc.                        74,023
        7,435  Huntington Bancshares, Inc.               98,328
          851  Independent Bank Group, Inc.              52,268
        1,930  International Bancshares Corp.            72,973
        5,033  Investors Bancorp, Inc.                   57,930
        1,458  JPMorgan Chase & Co.                     187,601
       15,467  KeyCorp                                  260,774
        1,994  M&T Bank Corp.                           264,145
        1,656  NBT Bancorp, Inc.                         54,665
        2,853  OceanFirst Financial Corp.                51,810
        4,362  Old National Bancorp                      73,238
          565  Pacific Premier Bancorp, Inc.             18,786
          344  Park National Corp.                       37,155
        9,684  People's United Financial, Inc.          132,283
        1,458  Pinnacle Financial Partners,
                  Inc.                                   99,917
        2,129  PNC Financial Services Group
                  (The), Inc.                           305,554
        2,223  Popular, Inc.                            126,155
        1,805  Prosperity Bancshares, Inc.              121,729
       15,745  Regions Financial Corp.                  267,822
        1,072  Renasant Corp.                            37,949
          713  S&T Bancorp, Inc.                         18,110
        1,122  Sandy Spring Bancorp, Inc.                37,284
        1,226  Seacoast Banking Corp. of
                  Florida (a)                            37,332
          463  Signature Bank                            76,483
        4,183  Simmons First National Corp.,
                  Class A                               103,320
          433  South State Corp.                         30,197

Page 58                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        1,713  Southside Bancshares, Inc.       $        53,737
        4,018  Sterling Bancorp                          74,172
          159  SVB Financial Group (a)                   69,607
        2,901  Synovus Financial Corp.                  107,917
          298  Texas Capital Bancshares,
                  Inc. (a)                               17,946
          512  Tompkins Financial Corp.                  34,237
        3,077  TowneBank                                 71,386
        1,506  TriCo Bancshares                          56,174
        5,295  Truist Financial Corp.                   254,054
        2,645  Trustmark Corp.                           72,658
        3,978  U.S. Bancorp                             170,457
          523  UMB Financial Corp.                       37,117
        2,898  United Bankshares, Inc.                   91,751
        1,270  United Community Banks, Inc.              37,884
       12,842  Valley National Bancorp                  131,117
          857  Webster Financial Corp.                   40,065
        8,410  Wells Fargo & Co.                        251,291
        1,774  WesBanco, Inc.                            51,446
        1,044  Western Alliance Bancorp                  71,180
        1,183  Wintrust Financial Corp.                  71,205
        2,162  Zions Bancorp N.A.                        95,431
                                                ---------------
                                                      8,126,597
                                                ---------------
               BEVERAGES -- 0.5%
          135  Coca-Cola Consolidated, Inc.              36,026
          282  Constellation Brands, Inc.,
                  Class A                                59,482
        1,931  Keurig Dr Pepper, Inc.                    61,406
        3,464  Molson Coors Beverage Co.,
                  Class B                               173,754
                                                ---------------
                                                        330,668
                                                ---------------
               BIOTECHNOLOGY -- 0.2%
          825  United Therapeutics Corp. (a)            135,152
                                                ---------------
               BUILDING PRODUCTS -- 1.0%
          571  A.O. Smith Corp.                          31,005
          770  American Woodmark Corp. (a)               66,613
        1,534  Builders FirstSource, Inc. (a)            58,675
        3,364  Carrier Global Corp.                     129,514
        1,480  Fortune Brands Home &
                  Security, Inc.                        127,650
          699  JELD-WEN Holding, Inc. (a)                18,167
        1,326  Johnson Controls International
                  PLC                                    66,061
          226  Lennox International, Inc.                62,261
        1,125  Masco Corp.                               61,099
        2,254  UFP Industries, Inc.                     121,581
                                                ---------------
                                                        742,626
                                                ---------------
               CAPITAL MARKETS -- 3.6%
          615  Affiliated Managers Group, Inc.           67,767
          318  Ameriprise Financial, Inc.                62,923
        7,476  Bank of New York Mellon
                  (The) Corp.                           297,769
        9,030  BGC Partners, Inc., Class A               32,056
        1,008  Cboe Global Markets, Inc.                 92,464
          339  CME Group, Inc.                           61,610

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
          329  Evercore, Inc., Class A          $        35,894
        5,417  Federated Hermes, Inc.                   146,259
       12,695  Franklin Resources, Inc.                 333,751
          963  Goldman Sachs Group (The),
                  Inc.                                  261,137
        8,980  Invesco Ltd.                             184,898
        1,525  KKR & Co., Inc.                           59,399
          740  Lazard Ltd., Class A                      30,488
        3,704  Morgan Stanley                           248,353
          176  Piper Sandler Cos.                        16,074
          655  Raymond James Financial, Inc.             65,454
        4,359  State Street Corp.                       305,130
        1,861  Stifel Financial Corp.                    96,437
        4,975  Virtu Financial, Inc., Class A           138,156
                                                ---------------
                                                      2,536,019
                                                ---------------
               CHEMICALS -- 2.1%
          440  Avient Corp.                              16,909
          976  Celanese Corp.                           119,218
        2,426  CF Industries Holdings, Inc.             100,388
        4,787  Corteva, Inc.                            190,810
        1,848  Eastman Chemical Co.                     181,751
        3,531  Element Solutions, Inc.                   60,133
        1,024  H.B. Fuller Co.                           52,111
        1,245  Huntsman Corp.                            32,893
          477  Ingevity Corp. (a)                        31,334
          195  Innospec, Inc.                            17,119
        1,166  International Flavors &
                  Fragrances, Inc. (b)                  131,035
        1,384  LyondellBasell Industries N.V.,
                  Class A                               118,692
        1,163  Minerals Technologies, Inc.               71,676
          157  NewMarket Corp. 61,574
          428  PPG Industries, Inc.                      57,656
        5,066  PQ Group Holdings, Inc.                   69,810
          681  RPM International, Inc.                   56,162
          240  Sensient Technologies Corp.               16,927
          445  Stepan Co.                                50,143
        1,151  Westlake Chemical Corp.                   88,005
                                                ---------------
                                                      1,524,346
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
        1,172  BrightView Holdings, Inc. (a)             16,619
          823  Clean Harbors, Inc. (a)                   63,750
       13,786  CoreCivic, Inc.                           98,018
        1,350  Covanta Holding Corp.                     19,103
        1,820  Deluxe Corp.                              61,680
          986  Harsco Corp. (a)                          16,397
        1,285  Healthcare Services Group, Inc.           41,660
        1,543  HNI Corp.                                 49,777
        1,941  KAR Auction Services, Inc.                35,831
        1,076  McGrath RentCorp                          75,094
        1,318  Republic Services, Inc.                  119,305
        5,331  Steelcase, Inc., Class A                  68,930
          271  Tetra Tech, Inc.                          32,945
          444  UniFirst Corp.                            94,483
          524  Waste Management, Inc.                    58,332
                                                ---------------
                                                        851,924
                                                ---------------

                        See Notes to Financial Statements                Page 59


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
        4,141  Cisco Systems, Inc.              $       184,606
        4,261  EchoStar Corp., Class A (a)               89,225
        5,562  Juniper Networks, Inc.                   135,824
          436  NETGEAR, Inc. (a)                         18,046
        1,938  NetScout Systems, Inc. (a)                56,658
        2,213  Viasat, Inc. (a)                          96,354
                                                ---------------
                                                        580,713
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        1,315  Arcosa, Inc.                              73,364
          478  Dycom Industries, Inc. (a)                38,785
          342  EMCOR Group, Inc.                         30,199
          567  Jacobs Engineering Group, Inc.            57,244
        1,836  MasTec, Inc. (a)                         141,647
          869  Quanta Services, Inc.                     61,239
          358  Valmont Industries, Inc.                  69,065
                                                ---------------
                                                        471,543
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.7%
          617  Eagle Materials, Inc.                     67,888
          653  Martin Marietta Materials, Inc.          187,679
        4,497  Summit Materials, Inc.,
                  Class A (a)                            92,323
          855  Vulcan Materials Co.                     127,515
                                                ---------------
                                                        475,405
                                                ---------------
               CONSUMER FINANCE -- 1.6%
        3,512  Ally Financial, Inc.                     132,894
        2,568  Capital One Financial Corp.              267,740
        2,318  Encore Capital Group, Inc. (a)            68,845
          516  FirstCash, Inc.                           30,382
          561  Green Dot Corp., Class A (a)              28,179
        9,195  Navient Corp.                            103,490
          746  Nelnet, Inc., Class A                     51,317
        2,600  OneMain Holdings, Inc.                   121,056
        4,264  Santander Consumer USA
                  Holdings, Inc.                         94,234
        4,290  SLM Corp.                                 59,545
        5,340  Synchrony Financial                      179,691
                                                ---------------
                                                      1,137,373
                                                ---------------
               CONTAINERS & PACKAGING -- 0.8%
          228  AptarGroup, Inc.                          30,317
        3,696  Graphic Packaging Holding Co.             57,879
        1,541  Greif, Inc., Class A                      69,592
        2,553  International Paper Co.                  128,442
          454  Packaging Corp. of America                61,045
        2,532  Silgan Holdings, Inc.                     92,241
        1,585  Sonoco Products Co.                       91,787
        1,438  WestRock Co.                              59,576
                                                ---------------
                                                        590,879
                                                ---------------
               DISTRIBUTORS -- 0.3%
        1,810  Core-Mark Holding Co., Inc.               55,513
        3,553  LKQ Corp. (a)                            124,675
                                                ---------------
                                                        180,188
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
        2,659  Adtalem Global Education,
                  Inc. (a)                      $       102,611
          169  Graham Holdings Co., Class B              96,010
        1,009  Grand Canyon Education,
                  Inc. (a)                               85,704
        5,921  H&R Block, Inc.                          102,019
        7,149  Perdoceo Education Corp. (a)              84,573
        1,275  Service Corp. International               64,298
        4,253  Stride, Inc. (a)                         109,515
                                                ---------------
                                                        644,730
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.0%
        1,368  Berkshire Hathaway, Inc.,
                  Class B (a)                           311,726
        3,536  Cannae Holdings, Inc. (a)                134,333
        4,893  Equitable Holdings, Inc.                 121,248
        6,362  Jefferies Financial Group, Inc.          148,553
          532  Voya Financial, Inc.                      29,505
                                                ---------------
                                                        745,365
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.6%
       11,031  AT&T, Inc.                               315,818
        1,730  ATN International, Inc.                   74,701
        3,257  Liberty Latin America Ltd.,
                  Class C (a)                            32,212
       32,538  Lumen Technologies, Inc.                 402,820
        5,400  Verizon Communications, Inc.             295,650
                                                ---------------
                                                      1,121,201
                                                ---------------
               ELECTRIC UTILITIES -- 5.5%
        2,527  ALLETE, Inc.                             158,797
        4,926  Alliant Energy Corp.                     239,650
        3,048  American Electric Power Co.,
                  Inc.                                  246,614
        2,772  Duke Energy Corp.                        260,568
        2,950  Edison International                     171,572
        3,178  Entergy Corp.                            302,959
        5,715  Evergy, Inc.                             307,067
        2,143  Eversource Energy                        187,512
        7,514  Exelon Corp.                             312,282
        6,055  FirstEnergy Corp.                        186,252
        3,538  Hawaiian Electric Industries,
                  Inc.                                  116,966
          978  IDACORP, Inc.                             86,357
          801  NextEra Energy, Inc.                      64,777
        4,168  NRG Energy, Inc.                         172,597
        1,695  Otter Tail Corp.                          67,275
        1,957  Pinnacle West Capital Corp.              147,264
        2,927  Portland General Electric Co.            123,783
       11,250  PPL Corp.                                311,287
        4,132  Southern (The) Co.                       243,457
        3,806  Xcel Energy, Inc.                        243,546
                                                ---------------
                                                      3,950,582
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        1,034  Acuity Brands, Inc.                      124,328
          511  AMETEK, Inc.                              57,876

Page 60                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
        1,757  Atkore International Group,
                  Inc. (a)                      $        77,941
          373  AZZ, Inc.                                 17,751
          515  Eaton Corp. PLC                           60,615
        1,579  Emerson Electric Co.                     125,294
        1,192  Encore Wire Corp.                         68,838
          377  EnerSys                                   31,001
          765  Regal Beloit Corp.                        95,992
                                                ---------------
                                                        659,636
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.6%
        1,286  Arrow Electronics, Inc. (a)              125,552
        1,783  Avnet, Inc.                               62,958
          963  CDW Corp.                                126,788
        1,716  Corning, Inc.                             61,553
          605  ePlus, Inc. (a)                           50,844
          714  FLIR Systems, Inc.                        37,164
          699  Insight Enterprises, Inc. (a)             53,194
        2,208  Jabil, Inc.                               91,345
          961  Knowles Corp. (a)                         18,538
        2,359  Methode Electronics, Inc.                 89,052
          388  OSI Systems, Inc. (a)                     34,928
        1,132  PC Connection, Inc.                       55,570
        2,831  Sanmina Corp. (a)                         88,044
        1,922  SYNNEX Corp.                             156,874
        1,284  TTM Technologies, Inc. (a)                17,218
        2,567  Vishay Intertechnology, Inc.              55,319
                                                ---------------
                                                      1,124,941
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
        6,138  Archrock, Inc.                            54,444
          680  Cactus, Inc., Class A                     17,816
          598  Dril-Quip, Inc. (a)                       18,012
          765  Helmerich & Payne, Inc.                   18,574
                                                ---------------
                                                        108,846
                                                ---------------
               ENTERTAINMENT -- 0.0%
          344  Madison Square Garden
                  Entertainment Corp. (a)                30,530
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.4%
        5,091  Acadia Realty Trust                       73,819
        1,031  Alexander & Baldwin, Inc.                 15,589
          732  American Campus
                  Communities, Inc.                      30,129
       12,153  American Finance Trust, Inc.              88,474
        1,373  Apple Hospitality REIT, Inc.              17,135
          791  AvalonBay Communities, Inc.              129,463
        2,685  Boston Properties, Inc.                  245,060
        7,581  Brandywine Realty Trust                   83,391
        5,675  Brixmor Property Group, Inc.              96,078
        2,519  Columbia Property Trust, Inc.             34,258
        2,148  DiamondRock Hospitality
                  Co. (a)                                17,614
       12,901  Diversified Healthcare Trust              51,862

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        5,703  Empire State Realty Trust, Inc.,
                  Class A                       $        56,232
          545  EPR Properties                            21,604
        5,737  Equity Commonwealth                      163,562
       10,191  GEO Group (The), Inc. (b)                 91,108
        3,909  Hudson Pacific Properties, Inc.           91,627
        1,001  JBG SMITH Properties                      29,890
       10,428  Kimco Realty Corp.                       172,166
        3,553  Kite Realty Group Trust                   56,635
        8,462  Macerich (The) Co. (b)                   132,853
        1,422  Mack-Cali Realty Corp.                    18,102
        1,001  Mid-America Apartment
                  Communities, Inc.                     132,883
        1,530  National Retail Properties, Inc.          59,670
        5,880  Paramount Group, Inc.                     52,273
          943  Pebblebrook Hotel Trust                   17,332
          626  PotlatchDeltic Corp.                      29,898
        1,066  Rayonier, Inc.                            32,780
          686  Regency Centers Corp.                     32,365
        2,698  Retail Opportunity Investments
                  Corp.                                  38,015
        6,209  Retail Properties of America,
                  Inc., Class A                          57,185
        7,209  Sabra Health Care REIT, Inc.             121,039
        6,287  Service Properties Trust                  66,705
          725  Simon Property Group, Inc.                67,374
        7,138  SITE Centers Corp.                        79,160
        2,628  SL Green Realty Corp.                    177,337
          780  Spirit Realty Capital, Inc.               30,077
        5,582  Urban Edge Properties                     76,976
        2,587  Ventas, Inc.                             119,183
        3,313  VEREIT, Inc.                             116,717
        3,333  Weingarten Realty Investors               75,026
        1,842  Weyerhaeuser Co.                          57,452
                                                ---------------
                                                      3,156,098
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
          526  Casey's General Stores, Inc.              98,614
        9,989  Kroger (The) Co.                         344,620
          195  PriceSmart, Inc.                          18,307
        3,182  Walgreens Boots Alliance, Inc.           159,895
        1,285  Walmart, Inc.                            180,530
        1,888  Weis Markets, Inc.                        93,041
                                                ---------------
                                                        895,007
                                                ---------------
               FOOD PRODUCTS -- 4.0%
        6,294  Archer-Daniels-Midland Co.               314,763
        1,432  Bunge Ltd.                                93,710
          962  Cal-Maine Foods, Inc. (a)                 36,883
        2,625  Campbell Soup Co.                        126,289
        6,999  Conagra Brands, Inc.                     242,165
        1,383  Flowers Foods, Inc.                       31,754
        3,001  Fresh Del Monte Produce, Inc.             73,434
        4,316  General Mills, Inc.                      250,760
          406  Hershey (The) Co.                         59,049
        2,723  Hormel Foods Corp.                       127,600
        3,631  Hostess Brands, Inc. (a)                  55,736
        1,989  Ingredion, Inc.                          150,110

                        See Notes to Financial Statements                Page 61


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
        2,745  J.M. Smucker (The) Co.           $       319,545
        2,039  Kellogg Co.                              120,179
        1,783  Kraft Heinz (The) Co.                     59,748
        2,171  Mondelez International, Inc.,
                  Class A                               120,360
        6,385  Pilgrim's Pride Corp. (a)                123,741
          134  Sanderson Farms, Inc.                     18,249
           52  Seaboard Corp.                           163,603
          850  TreeHouse Foods, Inc. (a)                 35,896
        4,923  Tyson Foods, Inc., Class A               316,598
                                                ---------------
                                                      2,840,172
                                                ---------------
               GAS UTILITIES -- 1.3%
        2,659  Atmos Energy Corp.                       236,651
          334  Chesapeake Utilities Corp.                33,878
        3,522  New Jersey Resources Corp.               123,305
        1,631  ONE Gas, Inc.                            119,275
        2,577  Southwest Gas Holdings, Inc.             154,517
        1,466  Spire, Inc.                               89,705
        4,476  UGI Corp.                                161,091
                                                ---------------
                                                        918,422
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
          386  Avanos Medical, Inc. (a)                  17,486
          770  Baxter International, Inc.                59,159
          146  ICU Medical, Inc. (a)                     29,854
          444  Integer Holdings Corp. (a)                32,767
          527  Medtronic PLC                             58,671
                                                ---------------
                                                        197,937
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.8%
        1,246  Acadia Healthcare Co., Inc. (a)           63,147
          259  AMN Healthcare Services,
                  Inc. (a)                               18,679
          790  Anthem, Inc.                             234,614
        5,285  Centene Corp. (a)                        318,686
        4,645  CVS Health Corp.                         332,814
          378  Encompass Health Corp.                    30,391
        1,127  HCA Healthcare, Inc.                     183,115
          936  Henry Schein, Inc. (a)                    61,636
        1,247  Laboratory Corp. of America
                  Holdings (a)                          285,451
        1,090  Magellan Health, Inc. (a)                102,438
        1,066  McKesson Corp.                           185,985
          128  ModivCare, Inc. (a)                       20,297
          872  Molina Healthcare, Inc. (a)              186,268
          801  National HealthCare Corp.                 51,304
        2,662  Quest Diagnostics, Inc.                  343,797
        1,306  Select Medical Holdings
                  Corp. (a)                              33,564
          362  UnitedHealth Group, Inc.                 120,756
        1,139  Universal Health Services, Inc.,
                  Class B                               142,011
                                                ---------------
                                                      2,714,953
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        1,227  Allscripts Healthcare Solutions,
                  Inc. (a)                      $        20,245
        2,362  Cerner Corp.                             189,220
                                                ---------------
                                                        209,465
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.3%
          313  Brinker International, Inc.               18,429
          474  Cracker Barrel Old Country
                  Store, Inc.                            64,137
        3,973  MGM Resorts International                113,469
                                                ---------------
                                                        196,035
                                                ---------------
               HOUSEHOLD DURABLES -- 4.0%
        2,062  Century Communities, Inc. (a)             96,790
        4,603  D.R. Horton, Inc.                        353,510
        4,669  KB Home                                  194,417
          906  La-Z-Boy, Inc.                            35,080
        1,413  Leggett & Platt, Inc.                     57,933
        4,162  Lennar Corp., Class A                    346,070
        3,221  M.D.C. Holdings, Inc.                    167,556
        2,039  M/I Homes, Inc. (a)                      100,666
        1,890  Meritage Homes Corp. (a)                 151,691
        1,111  Mohawk Industries, Inc. (a)              159,540
           45  NVR, Inc. (a)                            200,092
        7,357  PulteGroup, Inc.                         320,030
        4,882  Taylor Morrison Home Corp. (a)           126,834
        3,600  Toll Brothers, Inc.                      183,960
        5,235  Tri Pointe Homes, Inc. (a)               105,747
        1,406  Whirlpool Corp.                          260,237
                                                ---------------
                                                      2,860,153
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        2,084  Reynolds Consumer Products,
                  Inc.                                   62,520
          225  Spectrum Brands Holdings, Inc.            17,003
                                                ---------------
                                                         79,523
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.2%
        7,961  Vistra Corp.                             158,981
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
          726  3M Co.                                   127,529
          401  Carlisle Cos., Inc.                       58,117
       17,161  General Electric Co.                     183,280
                                                ---------------
                                                        368,926
                                                ---------------
               INSURANCE -- 7.9%
        7,134  Aflac, Inc.                              322,314
           52  Alleghany Corp.                           29,476
        2,886  Allstate (The) Corp.                     309,322
        3,264  American Equity Investment
                  Life Holding Co.                       95,276
        1,071  American Financial Group, Inc.           100,824
          940  American National Group, Inc.             83,077
        8,796  Arch Capital Group Ltd. (a)              276,282
          405  Argo Group International
                  Holdings Ltd.                          16,342
          499  Arthur J. Gallagher & Co.                 57,590
          460  Assurant, Inc.                            62,316

Page 62                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        2,868  Assured Guaranty Ltd.            $       102,531
        2,902  Athene Holding Ltd., Class A (a)         118,663
          621  Axis Capital Holdings Ltd.                28,504
          865  Brighthouse Financial, Inc. (a)           30,586
          401  Chubb Ltd.                                58,414
        2,122  Cincinnati Financial Corp.               178,439
        4,062  CNO Financial Group, Inc.                 86,155
        2,805  Employers Holdings, Inc.                  85,553
          764  Enstar Group Ltd. (a)                    152,960
          535  Everest Re Group Ltd.                    112,928
        1,012  FBL Financial Group, Inc.,
                  Class A                                56,713
        3,204  Fidelity National Financial,
                  Inc.                                  116,305
        3,032  First American Financial Corp.           158,543
        1,318  Globe Life, Inc.                         119,134
          804  Hanover Insurance Group (The),
                  Inc.                                   90,426
        6,477  Hartford Financial Services
                  Group (The), Inc.                     311,026
        1,264  Horace Mann Educators Corp.               49,511
          360  James River Group Holdings
                  Ltd.                                   16,013
        2,037  Kemper Corp.                             143,303
        1,866  Lincoln National Corp.                    84,884
          123  Markel Corp. (a)                         119,246
        1,383  Mercury General Corp.                     73,313
        6,757  MetLife, Inc.                            325,350
        4,764  Old Republic International Corp.          86,228
          468  Primerica, Inc.                           65,197
        5,116  Principal Financial Group, Inc.          252,065
        3,208  Progressive (The) Corp.                  279,706
          791  Prudential Financial, Inc.                61,919
          810  Reinsurance Group of America,
                  Inc.                                   85,091
        1,159  Safety Insurance Group, Inc.              85,117
          935  Selective Insurance Group, Inc.           60,756
        1,494  Stewart Information Services
                  Corp.                                  69,292
        1,808  Travelers (The) Cos., Inc.               246,430
        6,823  Unum Group                               158,498
          930  W.R. Berkley Corp.                        57,790
          156  White Mountains Insurance
                  Group Ltd.                            159,120
                                                ---------------
                                                      5,638,528
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
       14,268  Qurate Retail, Inc., Series A            179,777
                                                ---------------
               IT SERVICES -- 1.5%
          488  Alliance Data Systems Corp.               33,013
          502  CACI International, Inc.,
                  Class A (a)                           121,092
        1,548  Cognizant Technology Solutions
                  Corp., Class A                        120,667
        2,016  International Business Machines
                  Corp.                                 240,126
        1,207  Leidos Holdings, Inc.                    128,014

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
          406  ManTech International Corp.,
                  Class A                       $        36,414
        1,283  MAXIMUS, Inc.                             96,302
          331  Science Applications
                  International Corp.                    31,786
        1,411  Sykes Enterprises, Inc. (a)               54,451
        8,448  Western Union (The) Co.                  188,137
                                                ---------------
                                                      1,050,002
                                                ---------------
               LEISURE PRODUCTS -- 0.4%
          772  Acushnet Holdings Corp.                   31,513
        1,232  Brunswick Corp.                          106,519
        1,356  Hasbro, Inc.                             127,220
                                                ---------------
                                                        265,252
                                                ---------------
               MACHINERY -- 3.3%
          303  AGCO Corp.                                33,603
          262  Alamo Group, Inc.                         36,572
          492  Albany International Corp.,
                  Class A                                34,204
        2,177  Allison Transmission Holdings,
                  Inc.                                   88,604
          712  Barnes Group, Inc.                        34,226
          340  Caterpillar, Inc.                         62,166
          151  Chart Industries, Inc. (a)                18,137
          819  Colfax Corp. (a)                          30,401
          816  Cummins, Inc.                            191,287
          490  Dover Corp.                               57,080
          850  Flowserve Corp.                           30,226
          873  Fortive Corp.                             57,688
        1,113  Gorman-Rupp (The) Co.                     35,059
        2,482  Greenbrier (The) Cos., Inc.               89,799
          310  IDEX Corp.                                57,719
          406  ITT, Inc.                                 30,332
          275  John Bean Technologies Corp.              31,867
          269  Lincoln Electric Holdings, Inc.           30,800
        2,588  Meritor, Inc. (a)                         66,796
          486  Middleby (The) Corp. (a)                  65,960
        1,514  Mueller Industries, Inc.                  51,703
        2,917  Mueller Water Products, Inc.,
                  Class A                                34,975
        1,091  Oshkosh Corp.                             99,925
        2,941  PACCAR, Inc.                             268,278
          466  Parker-Hannifin Corp.                    123,308
          732  Snap-on, Inc.                            131,753
          324  SPX Corp. (a)                             16,754
          710  Stanley Black & Decker, Inc.             123,178
        1,619  Timken (The) Co.                         122,493
        1,369  Trinity Industries, Inc.                  38,072
        2,532  Westinghouse Air Brake
                  Technologies Corp.                    187,900
          516  Woodward, Inc.                            57,766
                                                ---------------
                                                      2,338,631
                                                ---------------
               MARINE -- 0.1%
        1,268  Matson, Inc.                              75,826
                                                ---------------
               MEDIA -- 3.0%
        2,020  AMC Networks, Inc.,
                  Class A (a) (b)                        99,828

                        See Notes to Financial Statements                Page 63


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
           93  Charter Communications, Inc.,
                  Class A (a)                   $        56,503
        4,843  Comcast Corp., Class A                   240,068
        5,201  Discovery, Inc., Class A (a)             215,426
        4,839  DISH Network Corp.,
                  Class A (a)                           140,428
        3,476  E.W. Scripps (The) Co., Class A           51,480
       10,895  Fox Corp., Class A                       339,706
        5,048  Gray Television, Inc. (a)                 86,068
        2,662  Interpublic Group of (The) Cos.,
                  Inc.                                   64,074
        5,226  News Corp., Class A                      101,384
        1,433  Nexstar Media Group, Inc.,
                  Class A                               162,889
        2,034  Omnicom Group, Inc.                      126,881
        6,472  TEGNA, Inc.                              103,746
        6,811  ViacomCBS, Inc., Class B                 330,334
                                                ---------------
                                                      2,118,815
                                                ---------------
               METALS & MINING -- 1.0%
        2,424  Arconic Corp. (a)                         61,085
          278  Materion Corp.                            18,957
        3,485  Nucor Corp.                              169,824
        1,045  Reliance Steel & Aluminum Co.            121,303
        4,245  Steel Dynamics, Inc.                     145,476
        3,388  Warrior Met Coal, Inc.                    77,992
        1,759  Worthington Industries, Inc.              92,066
                                                ---------------
                                                        686,703
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.5%
        3,233  Apollo Commercial Real Estate
                  Finance, Inc.                          36,145
        2,547  Arbor Realty Trust, Inc.                  36,320
        2,274  Blackstone Mortgage Trust, Inc.,
                  Class A                                60,625
        7,082  Broadmark Realty Capital, Inc.            72,874
        3,524  Chimera Investment Corp.                  35,593
        5,435  Ladder Capital Corp.                      53,426
        4,865  Starwood Property Trust, Inc.             91,267
                                                ---------------
                                                        386,250
                                                ---------------
               MULTILINE RETAIL -- 0.5%
        1,175  Dollar Tree, Inc. (a)                    119,451
        2,308  Kohl's Corp.                             101,690
          719  Target Corp.                             130,261
                                                ---------------
                                                        351,402
                                                ---------------
               MULTI-UTILITIES -- 3.3%
        3,252  Ameren Corp.                             236,486
        1,800  Avista Corp.                              67,464
        2,037  Black Hills Corp.                        120,427
        3,038  CMS Energy Corp.                         172,801
        4,390  Consolidated Edison, Inc.                310,724
        2,613  DTE Energy Co.                           310,215
        5,942  MDU Resources Group, Inc.                156,215
        1,364  NiSource, Inc.                            30,213
        2,148  NorthWestern Corp.                       117,002

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
        5,441  Public Service Enterprise
                  Group, Inc.                   $       307,036
        2,490  Sempra Energy                            308,162
        2,014  WEC Energy Group, Inc.                   179,045
                                                ---------------
                                                      2,315,790
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.3%
        2,195  Chevron Corp.                            187,014
        4,635  ConocoPhillips                           185,539
        1,189  CVR Energy, Inc.                          20,332
        1,103  Delek US Holdings, Inc.                   20,692
        3,716  EOG Resources, Inc.                      189,367
        2,462  EQT Corp.                                 40,155
        7,696  Exxon Mobil Corp.                        345,089
        1,211  HollyFrontier Corp.                       34,465
       13,558  Kinder Morgan, Inc.                      190,897
       18,772  Marathon Oil Corp.                       135,909
        2,985  Murphy Oil Corp.                          36,924
        3,306  ONEOK, Inc.                              131,678
        3,518  PDC Energy, Inc. (a)                      76,376
        1,627  Pioneer Natural Resources Co.            196,704
        1,275  Renewable Energy Group,
                  Inc. (a)                              114,240
        4,486  Valero Energy Corp.                      253,145
        6,329  Williams (The) Cos., Inc.                134,365
        2,898  World Fuel Services Corp.                 88,650
                                                ---------------
                                                      2,381,541
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
        1,679  Domtar Corp.                              50,320
        2,527  Louisiana-Pacific Corp.                   96,051
        2,245  Schweitzer-Mauduit
                  International, Inc.                    83,379
                                                ---------------
                                                        229,750
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
       22,295  Coty, Inc., Class A                      142,019
        2,089  Edgewell Personal Care Co.                69,773
          293  Inter Parfums, Inc.                       18,219
          973  Nu Skin Enterprises, Inc.,
                  Class A                                56,307
                                                ---------------
                                                        286,318
                                                ---------------
               PHARMACEUTICALS -- 0.6%
          379  Jazz Pharmaceuticals PLC (a)              58,935
        1,400  Perrigo Co. PLC                           59,780
        5,035  Pfizer, Inc.                             180,756
        2,589  Prestige Consumer Healthcare,
                  Inc. (a)                              103,560
                                                ---------------
                                                        403,031
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
          750  ASGN, Inc. (a)                            62,183
        1,998  CBIZ, Inc. (a)                            51,768
          715  ICF International, Inc.                   55,148
          769  Insperity, Inc.                           60,359
        1,002  Robert Half International, Inc.           67,635
          777  TriNet Group, Inc. (a)                    57,583
                                                ---------------
                                                        354,676
                                                ---------------

Page 64                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
        4,046  CBRE Group, Inc., Class A (a)    $       246,725
        3,580  Forestar Group, Inc. (a)                  76,934
          396  Howard Hughes (The) Corp. (a)             34,123
          844  Jones Lang LaSalle, Inc. (a)             123,401
        2,971  Kennedy-Wilson Holdings, Inc.             51,072
          971  Marcus & Millichap, Inc. (a)              34,694
                                                ---------------
                                                        566,949
                                                ---------------
               ROAD & RAIL -- 1.9%
          276  AMERCO                                   127,633
        1,399  CSX Corp.                                119,971
        4,989  Heartland Express, Inc.                   93,643
        1,356  J.B. Hunt Transport Services,
                  Inc.                                  182,599
          622  Kansas City Southern                     126,061
        3,742  Knight-Swift Transportation
                  Holdings, Inc.                        149,680
          232  Landstar System, Inc.                     32,341
        4,192  Marten Transport Ltd.                     66,443
          534  Norfolk Southern Corp.                   126,355
          861  Ryder System, Inc.                        53,890
        4,362  Schneider National, Inc.,
                  Class B                                91,602
          297  Union Pacific Corp.                       58,649
        3,991  Werner Enterprises, Inc.                 156,607
                                                ---------------
                                                      1,385,474
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.0%
       10,379  Amkor Technology, Inc.                   161,082
        1,240  Axcelis Technologies, Inc. (a)            42,458
          462  Brooks Automation, Inc.                   35,001
          633  First Solar, Inc. (a)                     62,762
        4,220  Micron Technology, Inc. (a)              330,299
          956  ON Semiconductor Corp. (a)                32,973
        1,160  Ultra Clean Holdings, Inc. (a)            44,776
                                                ---------------
                                                        709,351
                                                ---------------
               SOFTWARE -- 0.5%
          595  InterDigital, Inc.                        38,205
       12,214  NortonLifeLock, Inc.                     257,349
        1,607  Teradata Corp. (a)                        43,228
                                                ---------------
                                                        338,782
                                                ---------------
               SPECIALTY RETAIL -- 2.5%
        1,177  Advance Auto Parts, Inc.                 175,538
          365  Asbury Automotive Group,
                  Inc. (a)                               52,053
        1,794  AutoNation, Inc. (a)                     127,876
          997  Bed Bath & Beyond, Inc. (b)               35,224
        2,543  Best Buy Co., Inc.                       276,729
        1,820  Buckle (The), Inc.                        71,562
        1,343  CarMax, Inc. (a)                         158,179
        2,784  Dick's Sporting Goods, Inc.              186,556
        3,870  Foot Locker, Inc.                        169,583
          688  Group 1 Automotive, Inc.                  94,683
          107  Lithia Motors, Inc., Class A              34,099
          332  Monro, Inc.                               19,412

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
          957  Murphy USA, Inc.                 $       119,213
          605  ODP (The) Corp.                           25,827
        2,108  Penske Automotive Group, Inc.            126,143
        4,076  Sally Beauty Holdings, Inc. (a)           61,548
        1,411  Urban Outfitters, Inc. (a)                38,704
                                                ---------------
                                                      1,772,929
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
          843  Dell Technologies, Inc.,
                  Class C (a)                            61,446
       21,418  Hewlett Packard Enterprise Co.           264,298
        7,537  HP, Inc.                                 183,451
        1,923  NCR Corp. (a)                             64,151
        2,982  Seagate Technology PLC                   197,170
        2,282  Super Micro Computer, Inc. (a)            70,742
        1,116  Western Digital Corp.                     62,976
        6,749  Xerox Holdings Corp.                     141,931
                                                ---------------
                                                      1,046,165
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.3%
          333  Carter's, Inc.                            29,317
          358  Columbia Sportswear Co.                   31,311
          871  Skechers U.S.A., Inc.,
                  Class A (a)                            30,032
        4,028  Tapestry, Inc.                           127,365
                                                ---------------
                                                        218,025
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.3%
        1,416  Axos Financial, Inc. (a)                  55,153
        1,418  Capitol Federal Financial, Inc.           17,612
        3,623  Essent Group Ltd.                        151,550
       12,471  MGIC Investment Corp.                    146,160
       11,868  New York Community Bancorp,
                  Inc.                                  124,139
        2,835  Northwest Bancshares, Inc.                36,146
        2,960  Provident Financial Services,
                  Inc.                                   54,819
        7,729  Radian Group, Inc.                       148,397
          785  Walker & Dunlop, Inc.                     64,621
        3,508  Washington Federal, Inc.                  91,840
          804  WSFS Financial Corp.                      34,548
                                                ---------------
                                                        924,985
                                                ---------------
               TOBACCO -- 0.1%
        1,858  Universal Corp.                           85,227
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.6%
        3,523  Air Lease Corp.                          139,616
          463  Applied Industrial Technologies,
                  Inc.                                   32,591
          441  Beacon Roofing Supply, Inc. (a)           17,539
        1,889  Boise Cascade Co.                         89,973
        1,086  GATX Corp.                               100,781
        1,744  GMS, Inc. (a)                             50,558
          801  Herc Holdings, Inc. (a)                   51,248
        1,113  MSC Industrial Direct Co., Inc.,
                  Class A                                86,335

                        See Notes to Financial Statements                Page 65


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS (CONTINUED)
        1,744  Rush Enterprises, Inc., Class A  $        73,230
          493  Systemax, Inc.                            18,946
        1,861  Triton International Ltd.                 86,239
        1,094  United Rentals, Inc. (a)                 265,853
        3,293  Univar Solutions, Inc. (a)                61,217
          152  W.W. Grainger, Inc.                       55,387
          460  WESCO International, Inc. (a)             35,011
                                                ---------------
                                                      1,164,524
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
        4,862  Telephone and Data Systems,
                  Inc.                                   91,162
        1,375  T-Mobile US, Inc. (a)                    173,360
        2,942  United States Cellular Corp. (a)          91,732
                                                ---------------
                                                        356,254
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                           71,063,641
               (Cost $62,594,874)               ---------------

               MONEY MARKET FUNDS -- 0.7%
      372,254  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                         372,254
      165,369  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     165,369
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                               537,623
               (Cost $537,623)                  ---------------

               TOTAL INVESTMENTS -- 100.6%           71,601,264
               (Cost $63,132,497) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.6)%                (441,461)
                                                ---------------
               NET ASSETS -- 100.0%             $    71,159,803
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $338,069 and the total value of the collateral held by the Fund is $372,254.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,724,358 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,255,591. The net unrealized appreciation was $8,468,767.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   71,063,641   $          --   $         --
Money Market
   Funds                  537,623              --             --
                   ---------------------------------------------
Total Investments  $   71,601,264   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       338,069
Non-cash Collateral(2)                                 (338,069)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 66                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
        1,759  AeroVironment, Inc. (a)          $       201,880
        2,939  Axon Enterprise, Inc. (a)                482,466
        1,493  BWX Technologies, Inc.                    80,503
        2,757  HEICO Corp.                              324,609
        5,573  Kratos Defense & Security
                  Solutions, Inc. (a)                   147,907
        1,931  L3Harris Technologies, Inc.              331,186
        6,730  Maxar Technologies, Inc.                 281,785
        2,045  Mercury Systems, Inc. (a)                145,318
        1,360  Teledyne Technologies, Inc. (a)          485,534
          861  TransDigm Group, Inc. (a)                476,374
                                                ---------------
                                                      2,957,562
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        6,629  Air Transport Services Group,
                  Inc. (a)                              168,443
        3,809  Atlas Air Worldwide Holdings,
                  Inc. (a)                              197,382
                                                ---------------
                                                        365,825
                                                ---------------
               AIRLINES -- 0.1%
        5,709  American Airlines Group, Inc.             98,024
                                                ---------------
               AUTO COMPONENTS -- 0.4%
       12,455  American Axle & Manufacturing
                  Holdings, Inc. (a)                    109,729
        3,406  Fox Factory Holding Corp. (a)            407,494
        2,237  Patrick Industries, Inc.                 154,487
        2,576  Workhorse Group, Inc. (a) (b)             88,408
                                                ---------------
                                                        760,118
                                                ---------------
               AUTOMOBILES -- 0.6%
        1,293  Tesla, Inc. (a)                        1,026,034
          968  Thor Industries, Inc.                    117,138
        2,550  Winnebago Industries, Inc.               176,103
                                                ---------------
                                                      1,319,275
                                                ---------------
               BANKS -- 0.9%
          733  City Holding Co.                          50,614
        4,977  First Financial Bankshares, Inc.         188,529
        4,968  First Republic Bank                      720,310
        5,870  Glacier Bancorp, Inc.                    273,835
        1,422  Independent Bank Corp.                   106,764
          951  Lakeland Financial Corp.                  55,824
        3,171  National Bank Holdings Corp.,
                  Class A                               105,499
        1,265  ServisFirst Bancshares, Inc.              51,966
        1,259  Stock Yards Bancorp, Inc.                 56,907
       10,098  Umpqua Holdings Corp.                    146,522
        8,096  Veritex Holdings, Inc.                   206,934
                                                ---------------
                                                      1,963,704
                                                ---------------
               BEVERAGES -- 0.8%
          453  Boston Beer (The) Co., Inc.,
                  Class A (a)                           415,351
        5,764  Monster Beverage Corp. (a)               500,488
        4,242  National Beverage Corp. (b)              642,833
        1,198  PepsiCo, Inc.                            163,611
                                                ---------------
                                                      1,722,283
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BIOTECHNOLOGY -- 6.3%
        3,406  AbbVie, Inc.                     $       349,047
        3,368  ACADIA Pharmaceuticals,
                  Inc. (a)                              161,832
        2,815  Acceleron Pharma, Inc. (a)               325,217
        2,078  Agios Pharmaceuticals, Inc. (a)           97,604
        9,025  Alkermes PLC (a)                         189,435
       19,495  Amicus Therapeutics, Inc. (a)            368,650
        8,003  Arcus Biosciences, Inc. (a)              277,944
        2,347  Arrowhead Pharmaceuticals,
                  Inc. (a)                              181,118
        2,026  BioMarin Pharmaceutical,
                  Inc. (a)                              167,712
        3,211  Blueprint Medicines Corp. (a)            310,664
        3,585  CareDx, Inc. (a)                         274,002
        2,908  ChemoCentryx, Inc. (a)                   165,785
        5,977  Coherus Biosciences, Inc. (a)            112,368
        2,352  CRISPR Therapeutics AG (a)               389,726
        2,452  Cytokinetics, Inc. (a)                    48,231
        2,480  Denali Therapeutics, Inc. (a)            169,880
        2,313  Dicerna Pharmaceuticals,
                  Inc. (a)                               51,973
        3,704  Editas Medicine, Inc. (a)                227,240
        3,014  Emergent BioSolutions, Inc. (a)          322,046
        6,887  Exact Sciences Corp. (a)                 944,621
        4,950  Fate Therapeutics, Inc. (a)              448,619
        8,431  Halozyme Therapeutics, Inc. (a)          401,231
        2,408  Heron Therapeutics, Inc. (a)              41,803
        5,409  Insmed, Inc. (a)                         203,324
        4,774  Intellia Therapeutics, Inc. (a)          298,948
        2,153  Invitae Corp. (a)                        106,617
        1,592  Ionis Pharmaceuticals, Inc. (a)           95,631
        4,474  Ironwood Pharmaceuticals,
                  Inc. (a)                               45,724
        2,229  MacroGenics, Inc. (a)                     45,561
        3,904  Mersana Therapeutics, Inc. (a)            74,410
        2,050  Mirati Therapeutics, Inc. (a)            420,927
        8,734  Moderna, Inc. (a)                      1,512,379
       15,586  NantKwest, Inc. (a) (b)                  294,186
        3,619  Natera, Inc. (a)                         385,930
        2,422  Novavax, Inc. (a)                        535,117
       91,167  OPKO Health, Inc. (a) (b)                493,214
        4,425  PTC Therapeutics, Inc. (a)               255,854
        4,580  REGENXBIO, Inc. (a)                      189,291
       16,642  Sangamo Therapeutics, Inc. (a)           227,330
        2,141  Sarepta Therapeutics, Inc. (a)           191,405
        1,015  Seagen, Inc. (a)                         166,734
        3,994  TG Therapeutics, Inc. (a)                192,790
       11,273  Translate Bio, Inc. (a)                  269,199
        5,609  Travere Therapeutics, Inc. (a)           141,627
        1,838  Twist Bioscience Corp. (a)               302,425
        3,252  Ultragenyx Pharmaceutical,
                  Inc. (a)                              450,695
        3,124  Veracyte, Inc. (a)                       177,131
                                                ---------------
                                                     13,103,197
                                                ---------------
               BUILDING PRODUCTS -- 0.9%
        2,702  AAON, Inc.                               199,948
        5,386  Advanced Drainage Systems,
                  Inc.                                  444,237

                        See Notes to Financial Statements                Page 67


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BUILDING PRODUCTS (CONTINUED)
          774  Allegion PLC                     $        82,826
        1,856  CSW Industrials, Inc.                    216,261
        2,888  Gibraltar Industries, Inc. (a)           258,852
        2,500  Griffon Corp.                             56,150
       10,214  PGT Innovations, Inc. (a)                211,532
        1,927  Simpson Manufacturing Co.,
                  Inc.                                  177,284
        3,226  Trex Co., Inc. (a)                       296,050
                                                ---------------
                                                      1,943,140
                                                ---------------
               CAPITAL MARKETS -- 3.4%
        3,628  Apollo Global Management,
                  Inc.                                  166,670
        4,127  Artisan Partners Asset
                  Management, Inc., Class A             199,747
        2,106  Assetmark Financial Holdings,
                  Inc. (a)                               48,480
        1,265  BlackRock, Inc.                          887,094
       13,470  Brightsphere Investment Group,
                  Inc.                                  246,905
        2,863  Carlyle Group (The), Inc.                 92,389
        2,423  Cohen & Steers, Inc.                     158,706
        4,776  Focus Financial Partners, Inc.,
                  Class A (a)                           227,242
          653  Hamilton Lane, Inc., Class A              49,217
        2,678  Houlihan Lokey, Inc.                     173,668
        4,624  Intercontinental Exchange, Inc.          510,258
        3,455  LPL Financial Holdings, Inc.             374,315
          934  MarketAxess Holdings, Inc.               505,070
        3,269  Moelis & Co., Class A                    162,502
        1,944  Morningstar, Inc.                        446,906
        1,635  MSCI, Inc.                               646,316
        4,016  Nasdaq, Inc.                             543,244
        1,908  Northern Trust Corp.                     170,175
        3,451  PJT Partners, Inc., Class A              238,084
        1,567  SEI Investments Co.                       82,816
        3,588  StoneX Group, Inc. (a)                   192,030
        4,822  T. Rowe Price Group, Inc.                754,547
        1,197  Virtus Investment Partners, Inc.         251,370
                                                ---------------
                                                      7,127,751
                                                ---------------
               CHEMICALS -- 1.5%
        3,051  Albemarle Corp.                          496,276
       24,757  Amyris, Inc. (a) (b)                     232,716
        1,563  Balchem Corp.                            167,288
        1,546  FMC Corp.                                167,416
        4,392  GCP Applied Technologies,
                  Inc. (a)                              108,878
        1,776  Quaker Chemical Corp.                    465,543
        2,260  Scotts Miracle-Gro (The) Co.             500,386
          725  Sherwin-Williams (The) Co.               501,555
       11,672  Valvoline, Inc.                          277,093
        1,642  W.R. Grace & Co.                          95,269
                                                ---------------
                                                      3,012,420
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
        1,967  Brady Corp., Class A             $        90,305
        2,886  Brink's (The) Co.                        196,623
        2,906  Casella Waste Systems, Inc.,
                  Class A (a)                           166,339
        1,026  Cimpress PLC (a)                          93,766
        1,033  Cintas Corp.                             328,618
        4,189  Copart, Inc. (a)                         459,743
        4,156  IAA, Inc. (a)                            237,474
        1,205  MSA Safety, Inc.                         188,125
       18,683  Rollins, Inc.                            672,962
        2,859  US Ecology, Inc. (a)                      94,347
                                                ---------------
                                                      2,528,302
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
        1,835  Arista Networks, Inc. (a)                564,372
        8,726  Calix, Inc. (a)                          263,525
        3,407  Ciena Corp. (a)                          181,900
       19,380  CommScope Holding Co.,
                  Inc. (a)                              284,692
        2,047  F5 Networks, Inc. (a)                    401,110
       24,780  Infinera Corp. (a)                       244,083
       13,430  Inseego Corp. (a) (b)                    246,575
        2,849  Lumentum Holdings, Inc. (a)              267,236
        1,045  Motorola Solutions, Inc.                 175,090
        7,686  Plantronics, Inc.                        243,800
       12,024  Viavi Solutions, Inc. (a)                185,771
                                                ---------------
                                                      3,058,154
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        4,971  Ameresco, Inc., Class A (a)              278,823
        2,903  Comfort Systems USA, Inc.                160,913
       15,542  WillScot Mobile Mini Holdings
                  Corp. (a)                             368,501
                                                ---------------
                                                        808,237
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.1%
       15,103  Forterra, Inc. (a)                       276,385
                                                ---------------
               CONSUMER FINANCE -- 0.1%
          260  Credit Acceptance Corp. (a) (b)          100,300
        1,285  PRA Group, Inc. (a)                       42,367
                                                ---------------
                                                        142,667
                                                ---------------
               CONTAINERS & PACKAGING -- 0.6%
        1,741  Avery Dennison Corp.                     262,665
        6,409  Berry Global Group, Inc. (a)             316,412
        3,594  Crown Holdings, Inc. (a)                 323,999
        8,729  O-I Glass, Inc.                          110,335
        5,898  Sealed Air Corp.                         249,308
                                                ---------------
                                                      1,262,719
                                                ---------------
               DISTRIBUTORS -- 0.4%
        2,450  Pool Corp.                               867,741
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
       10,101  Chegg, Inc. (a)                          962,221
        5,379  frontdoor, Inc. (a)                      296,060

Page 68                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        2,088  WW International, Inc. (a)       $        55,458
                                                ---------------
                                                      1,313,739
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        1,172  Bandwidth, Inc., Class A (a)             208,780
        9,157  Iridium Communications,
                  Inc. (a)                              451,165
                                                ---------------
                                                        659,945
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        7,249  Bloom Energy Corp., Class A (a)          253,062
        1,584  Generac Holdings, Inc. (a)               390,329
       14,341  GrafTech International Ltd.              139,108
        1,148  Hubbell, Inc.                            178,629
        7,658  Plug Power, Inc. (a)                     483,756
        1,455  Rockwell Automation, Inc.                361,611
        2,595  Sunrun, Inc. (a)                         179,756
        4,920  TPI Composites, Inc. (a)                 294,757
        1,126  Vicor Corp. (a)                           97,444
                                                ---------------
                                                      2,378,452
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
        4,076  Amphenol Corp., Class A                  509,011
        1,625  Badger Meter, Inc.                       149,029
        4,546  Cognex Corp.                             373,363
        2,781  Dolby Laboratories, Inc.,
                  Class A                               244,811
        1,471  FARO Technologies, Inc. (a)              103,808
        5,926  II-VI, Inc. (a)                          498,199
        5,526  Keysight Technologies, Inc. (a)          782,426
        2,049  National Instruments Corp.                84,829
        6,363  nLight, Inc. (a)                         201,580
        1,328  Plexus Corp. (a)                         102,150
       13,665  Trimble, Inc. (a)                        900,660
        2,374  Zebra Technologies Corp.,
                  Class A (a)                           920,708
                                                ---------------
                                                      4,870,574
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
        9,992  ChampionX Corp. (a)                      152,777
       89,938  Transocean Ltd. (a) (b)                  302,192
                                                ---------------
                                                        454,969
                                                ---------------
               ENTERTAINMENT -- 2.0%
        5,741  Activision Blizzard, Inc.                522,431
        2,542  Electronic Arts, Inc.                    364,014
       11,529  Glu Mobile, Inc. (a)                     101,571
          986  Netflix, Inc. (a)                        524,937
        2,748  Roku, Inc. (a)                         1,069,054
        4,391  Take-Two Interactive Software,
                  Inc. (a)                              880,176
        2,162  World Wrestling Entertainment,
                  Inc., Class A                         121,786
       54,008  Zynga, Inc., Class A (a)                 535,219
                                                ---------------
                                                      4,119,188
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.4%
        1,765  American Assets Trust, Inc.      $        48,767
        2,412  Americold Realty Trust                    84,203
       17,051  Apartment Investment and
                  Management Co., Class A                78,264
        4,683  CareTrust REIT, Inc.                     105,180
        1,082  Community Healthcare Trust,
                  Inc.                                   48,387
        2,687  Cousins Properties, Inc.                  84,748
        2,679  CubeSmart                                 93,337
        2,404  Essential Properties Realty
                  Trust, Inc.                            50,051
        1,712  Four Corners Property Trust,
                  Inc.                                   45,128
        2,973  Global Net Lease, Inc.                    47,895
        5,878  Healthpeak Properties, Inc.              174,283
        3,794  Independence Realty Trust, Inc.           50,384
        4,460  Industrial Logistics Properties
                  Trust                                  94,597
        1,418  Innovative Industrial
                  Properties, Inc.                      265,336
        3,054  Iron Mountain, Inc.                      102,828
        3,432  iStar, Inc.                               52,098
        1,082  Lamar Advertising Co., Class A            87,404
        1,131  Life Storage, Inc.                        92,267
       16,750  Medical Properties Trust, Inc.           353,593
        5,998  Monmouth Real Estate
                  Investment Corp.                      103,945
        1,414  National Storage Affiliates
                  Trust                                  51,668
        1,204  NexPoint Residential Trust, Inc.          47,522
        3,140  Piedmont Office Realty Trust,
                  Inc., Class A                          48,293
        1,833  Rexford Industrial Realty, Inc.           89,707
        2,109  Safehold, Inc.                           155,180
        2,650  STORE Capital Corp.                       82,203
        8,856  Uniti Group, Inc.                        109,017
        6,968  VICI Properties, Inc.                    176,151
                                                ---------------
                                                      2,822,436
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.6%
        7,245  BJ's Wholesale Club Holdings,
                  Inc. (a)                              304,797
        4,587  Grocery Outlet Holding Corp. (a)         195,819
       13,124  Rite Aid Corp. (a)                       345,030
        4,479  Sprouts Farmers Market, Inc. (a)         101,449
        9,573  United Natural Foods, Inc. (a)           259,237
                                                ---------------
                                                      1,206,332
                                                ---------------
               FOOD PRODUCTS -- 0.8%
        5,513  B&G Foods, Inc. (b)                      209,935
          720  Beyond Meat, Inc. (a)                    128,218
        7,804  Darling Ingredients, Inc. (a)            483,926
        2,536  Freshpet, Inc. (a)                       353,290
        6,727  Hain Celestial Group (The),
                  Inc. (a)                              279,742
        1,143  Lamb Weston Holdings, Inc.                85,382
          980  Lancaster Colony Corp.                   171,089
                                                ---------------
                                                      1,711,582
                                                ---------------

                        See Notes to Financial Statements                Page 69


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.5%
        1,623  Abbott Laboratories              $       200,587
        1,126  ABIOMED, Inc. (a)                        392,129
        1,366  Align Technology, Inc. (a)               717,669
        1,866  AtriCure, Inc. (a)                       108,657
        3,063  Axonics Modulation
                  Technologies, Inc. (a)                158,357
        1,165  Cardiovascular Systems, Inc. (a)          52,413
        7,364  Cerus Corp. (a)                           48,529
          489  Cooper (The) Cos., Inc.                  178,016
        3,484  CryoPort, Inc. (a)                       237,609
        1,643  Danaher Corp.                            390,771
          481  DexCom, Inc. (a)                         180,303
        4,001  Edwards Lifesciences Corp. (a)           330,403
       10,471  GenMark Diagnostics, Inc. (a)            144,604
        2,031  Glaukos Corp. (a)                        180,129
        2,761  Globus Medical, Inc.,
                  Class A (a)                           170,326
        1,516  Haemonetics Corp. (a)                    173,264
        1,426  Heska Corp. (a)                          238,655
          919  Hill-Rom Holdings, Inc.                   88,261
       10,023  Hologic, Inc. (a)                        799,134
        1,460  IDEXX Laboratories, Inc. (a)             698,873
        2,085  Insulet Corp. (a)                        557,070
          446  Intuitive Surgical, Inc. (a)             333,447
        1,139  iRhythm Technologies, Inc. (a)           191,830
        1,986  Masimo Corp. (a)                         508,257
        8,180  Meridian Bioscience, Inc. (a)            180,778
        2,754  Merit Medical Systems, Inc. (a)          149,129
          362  Mesa Laboratories, Inc.                  100,325
        1,040  Nevro Corp. (a)                          168,262
        2,601  Novocure Ltd. (a)                        418,657
        2,032  Quidel Corp. (a)                         509,971
          836  ResMed, Inc.                             168,512
        2,504  Shockwave Medical, Inc. (a)              290,564
        1,649  Silk Road Medical, Inc. (a)               89,920
        4,268  SmileDirectClub, Inc. (a)                 56,679
        4,546  STAAR Surgical Co. (a)                   466,329
        1,926  STERIS PLC                               360,374
        1,489  Stryker Corp.                            329,084
          941  Tandem Diabetes Care, Inc. (a)            87,184
          432  Teleflex, Inc.                           163,136
        3,867  Vapotherm, Inc. (a)                      133,605
        1,882  West Pharmaceutical Services,
                  Inc.                                  563,640
                                                ---------------
                                                     11,315,442
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.2%
        1,774  Addus HomeCare Corp. (a)                 199,664
        1,228  Amedisys, Inc. (a)                       352,817
          338  Chemed Corp.                             175,050
        3,506  Cigna Corp.                              760,977
        1,442  CorVel Corp. (a)                         142,498
        7,229  Covetrus, Inc. (a)                       246,292
        7,772  DaVita, Inc. (a)                         912,200
        3,561  Ensign Group (The), Inc.                 278,755
        2,096  Guardant Health, Inc. (a)                325,928

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        3,874  HealthEquity, Inc. (a)           $       323,673
          890  Humana, Inc.                             340,968
          844  LHC Group, Inc. (a)                      168,142
        6,230  MEDNAX, Inc. (a)                         169,892
       13,284  Option Care Health, Inc. (a)             245,488
        9,601  Owens & Minor, Inc.                      279,197
        7,012  Patterson Cos., Inc.                     222,140
        3,976  PetIQ, Inc. (a)                          137,808
        6,126  Progyny, Inc. (a)                        286,513
       10,812  R1 RCM, Inc. (a)                         272,787
        5,308  RadNet, Inc. (a)                          95,066
       11,273  Tenet Healthcare Corp. (a)               532,875
        1,271  US Physical Therapy, Inc.                152,952
                                                ---------------
                                                      6,621,682
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.4%
       16,201  Evolent Health, Inc.,
                  Class A (a)                           276,551
        3,512  Health Catalyst, Inc. (a)                174,476
        2,393  Inspire Medical Systems,
                  Inc. (a)                              482,214
       11,390  NextGen Healthcare, Inc. (a)             225,294
        3,750  Omnicell, Inc. (a)                       441,750
        3,829  Phreesia, Inc. (a)                       249,996
        1,444  Simulations Plus, Inc.                   114,278
          889  Teladoc Health, Inc. (a)                 234,545
        1,341  Veeva Systems, Inc., Class A (a)         370,706
        6,253  Vocera Communications, Inc. (a)          274,819
                                                ---------------
                                                      2,844,629
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.6%
          526  Chipotle Mexican Grill, Inc. (a)         778,480
          843  Choice Hotels International,
                  Inc.                                   84,839
          924  Churchill Downs, Inc.                    173,204
          463  Domino's Pizza, Inc.                     171,662
        1,647  Jack in the Box, Inc.                    155,049
        2,122  Papa John's International, Inc.          217,038
        4,169  Penn National Gaming, Inc. (a)           432,409
        1,160  Planet Fitness, Inc.,
                  Class A (a)                            83,520
        5,007  Scientific Games Corp. (a)               196,375
        1,803  Shake Shack, Inc., Class A (a)           204,496
        3,046  Six Flags Entertainment Corp.            104,173
        4,107  Wendy's (The) Co.                         83,783
          679  Wingstop, Inc.                           101,884
        3,408  Wyndham Destinations, Inc.               150,770
        3,362  Yum! Brands, Inc.                        341,209
                                                ---------------
                                                      3,278,891
                                                ---------------
               HOUSEHOLD DURABLES -- 1.4%
          290  Cavco Industries, Inc. (a)                54,711
        6,100  Garmin Ltd.                              700,646
        1,216  Helen of Troy Ltd. (a)                   297,008
        1,500  Installed Building Products,
                  Inc. (a)                              157,395
        1,294  iRobot Corp. (a)                         155,409
        2,551  LGI Homes, Inc. (a)                      272,217
        3,357  Skyline Champion Corp. (a)               112,896
       11,103  Sonos, Inc. (a)                          290,344

Page 70                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
       16,672  Tempur Sealy International,
                  Inc. (a)                      $       440,141
        1,956  TopBuild Corp. (a)                       391,102
                                                ---------------
                                                      2,871,869
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.7%
        4,208  Central Garden & Pet Co.,
                  Class A (a)                           164,112
        2,037  Church & Dwight Co., Inc.                171,984
          880  Clorox (The) Co.                         184,325
        4,268  Colgate-Palmolive Co.                    332,904
        2,134  Energizer Holdings, Inc.                  93,554
        1,277  Procter & Gamble (The) Co.               163,724
        1,017  WD-40 Co.                                309,585
                                                ---------------
                                                      1,420,188
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.3%
        8,459  Clearway Energy, Inc., Class C           262,060
        5,754  Sunnova Energy International,
                  Inc. (a)                              252,313
                                                ---------------
                                                        514,373
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        3,432  Honeywell International, Inc.            670,510
                                                ---------------
               INSURANCE -- 1.0%
        7,698  Brown & Brown, Inc.                      331,707
          722  eHealth, Inc. (a)                         34,548
        1,100  Erie Indemnity Co., Class A              267,410
        2,082  Goosehead Insurance, Inc.,
                  Class A                               278,155
        1,349  Kinsale Capital Group, Inc.              253,018
        1,519  Marsh & McLennan Cos., Inc.              166,953
          574  Palomar Holdings, Inc. (a)                57,165
          543  RenaissanceRe Holdings Ltd.               81,689
        2,593  RLI Corp.                                250,950
        2,169  Trupanion, Inc. (a)                      243,362
                                                ---------------
                                                      1,964,957
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.1%
          416  Alphabet, Inc., Class A (a)              760,182
       11,586  ANGI Homeservices, Inc.,
                  Class A (a)                           161,972
        5,675  Cargurus, Inc. (a)                       165,994
        1,364  EverQuote, Inc., Class A (a)              61,462
        1,336  Facebook, Inc., Class A (a)              345,129
       13,846  Pinterest, Inc., Class A (a)             948,589
       18,223  Snap, Inc., Class A (a)                  964,725
        7,030  Zillow Group, Inc., Class C (a)          917,134
                                                ---------------
                                                      4,325,187
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.7%
        7,991  1-800-Flowers.com, Inc.,
                  Class A (a)                           245,563
          224  Amazon.com, Inc. (a)                     718,189
        5,008  Chewy, Inc., Class A (a)                 509,914
        7,263  eBay, Inc.                               410,432

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL (CONTINUED)
        5,129  Etsy, Inc. (a)                   $     1,021,133
        9,384  Overstock.com, Inc. (a)                  728,198
       10,632  RealReal (The), Inc. (a)                 251,766
        2,898  Shutterstock, Inc.                       188,341
          918  Stamps.com, Inc. (a)                     209,589
        4,423  Stitch Fix, Inc., Class A (a)            422,131
        3,233  Wayfair, Inc., Class A (a)               880,411
                                                ---------------
                                                      5,585,667
                                                ---------------
               IT SERVICES -- 5.0%
        2,041  Accenture PLC, Class A                   493,759
        1,008  Automatic Data Processing, Inc.          166,441
        4,187  Booz Allen Hamilton Holding
                  Corp.                                 356,607
        2,382  Broadridge Financial Solutions,
                  Inc.                                  336,600
        1,131  CSG Systems International, Inc.           48,735
        2,037  EPAM Systems, Inc. (a)                   701,604
        2,642  EVERTEC, Inc.                             91,677
        1,796  ExlService Holdings, Inc. (a)            137,717
        2,061  Fastly, Inc., Class A (a)                225,370
        4,682  Fiserv, Inc. (a)                         480,795
        3,328  Gartner, Inc. (a)                        505,557
        4,353  Genpact Ltd.                             166,633
        3,388  Global Payments, Inc.                    598,050
        6,426  GoDaddy, Inc., Class A (a)               504,955
        2,541  MongoDB, Inc. (a)                        939,179
        5,919  NIC, Inc.                                159,339
        2,871  Okta, Inc. (a)                           743,618
        1,907  Paychex, Inc.                            166,519
        3,117  PayPal Holdings, Inc. (a)                730,344
        2,180  Perficient, Inc. (a)                     119,050
        7,477  Perspecta, Inc.                          216,459
        5,610  Repay Holdings Corp. (a)                 124,262
       12,718  Sabre Corp.                              137,100
        4,192  Square, Inc., Class A (a)                905,304
        3,561  TTEC Holdings, Inc.                      269,140
        2,695  Twilio, Inc., Class A (a)                968,664
        7,741  Verra Mobility Corp. (a)                  99,085
                                                ---------------
                                                     10,392,563
                                                ---------------
               LEISURE PRODUCTS -- 1.3%
        6,367  Callaway Golf Co.                        177,576
        2,448  Malibu Boats, Inc., Class A (a)          171,629
       25,796  Mattel, Inc. (a)                         467,423
        6,014  Peloton Interactive, Inc.,
                  Class A (a)                           878,826
       11,705  Smith & Wesson Brands, Inc.              193,835
        1,596  Sturm Ruger & Co., Inc.                  101,122
       10,930  Vista Outdoor, Inc. (a)                  318,828
        6,574  YETI Holdings, Inc. (a)                  432,701
                                                ---------------
                                                      2,741,940
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 4.4%
        1,907  10X Genomics, Inc., Class A (a)          326,383
        4,568  Adaptive Biotechnologies
                  Corp. (a)                             253,387

                        See Notes to Financial Statements                Page 71


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
        6,161  Agilent Technologies, Inc.       $       740,367
       32,414  Avantor, Inc. (a)                        955,889
          914  Bio-Rad Laboratories, Inc.,
                  Class A (a)                           524,426
        1,679  Bio-Techne Corp.                         545,524
        4,990  Bruker Corp.                             288,871
        1,441  Charles River Laboratories
                  International, Inc. (a)               373,291
        2,204  Luminex Corp.                             61,910
        2,587  Medpace Holdings, Inc. (a)               343,528
          468  Mettler-Toledo International,
                  Inc. (a)                              546,671
        3,106  NanoString Technologies,
                  Inc. (a)                              217,513
        6,689  NeoGenomics, Inc. (a)                    354,651
        6,358  PerkinElmer, Inc.                        935,071
        2,153  PRA Health Sciences, Inc. (a)            265,336
        4,468  Quanterix Corp. (a)                      289,258
        1,879  Repligen Corp. (a)                       375,800
        3,964  Syneos Health, Inc. (a)                  294,723
        1,567  Thermo Fisher Scientific, Inc.           798,700
        2,154  Waters Corp. (a)                         570,099
                                                ---------------
                                                      9,061,398
                                                ---------------
               MACHINERY -- 1.3%
        3,748  Altra Industrial Motion Corp.            192,685
        1,795  Astec Industries, Inc.                   106,749
        1,611  Donaldson Co., Inc.                       95,758
        1,191  Douglas Dynamics, Inc.                    48,593
        1,006  ESCO Technologies, Inc.                   95,650
        5,666  Evoqua Water Technologies
                  Corp. (a)                             154,398
        3,132  Federal Signal Corp.                     102,385
        1,501  Franklin Electric Co., Inc.              104,199
        2,489  Graco, Inc.                              171,592
        2,869  Helios Technologies, Inc.                156,504
        1,084  Kadant, Inc.                             154,958
        1,617  Lindsay Corp.                            226,105
        1,174  Proto Labs, Inc. (a)                     248,653
        1,006  RBC Bearings, Inc. (a)                   168,334
        6,839  Rexnord Corp.                            258,925
          726  Tennant Co.                               49,186
        2,848  Toro (The) Co.                           268,424
        1,256  Watts Water Technologies, Inc.,
                  Class A                               150,808
                                                ---------------
                                                      2,753,906
                                                ---------------
               MEDIA -- 0.7%
          239  Cable One, Inc.                          478,000
        1,455  Cardlytics, Inc. (a)                     177,903
        5,217  New York Times (The) Co.,
                  Class A                               258,711
       57,296  Sirius XM Holdings, Inc.                 358,673
        3,515  TechTarget, Inc. (a)                     262,570
                                                ---------------
                                                      1,535,857
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               METALS & MINING -- 0.5%
       25,091  Coeur Mining, Inc. (a)           $       227,074
        2,481  Commercial Metals Co.                     48,851
        1,683  Compass Minerals International,
                  Inc.                                   98,052
       69,466  Hecla Mining Co.                         395,261
        6,094  Newmont Corp.                            363,202
                                                ---------------
                                                      1,132,440
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.2%
        6,795  Colony Credit Real Estate, Inc.           53,681
        3,275  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.          193,716
        2,844  KKR Real Estate Finance Trust,
                  Inc.                                   48,689
       13,810  New York Mortgage Trust, Inc.             51,511
        5,804  Redwood Trust, Inc.                       49,799
                                                ---------------
                                                        397,396
                                                ---------------
               MULTILINE RETAIL -- 0.4%
        3,561  Big Lots, Inc.                           212,521
        2,535  Dollar General Corp.                     493,336
        1,101  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              104,298
                                                ---------------
                                                        810,155
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.3%
       58,384  Antero Midstream Corp.                   472,910
        6,344  Apache Corp.                              90,592
       12,160  Cheniere Energy, Inc. (a)                770,093
        2,769  Cimarex Energy Co.                       116,796
       11,661  Comstock Resources, Inc. (a)              53,058
        3,720  Diamondback Energy, Inc.                 210,887
        3,366  Hess Corp.                               181,697
        7,218  Magnolia Oil & Gas Corp.,
                  Class A (a)                            61,136
       21,085  Occidental Petroleum Corp.               422,965
       15,504  Range Resources Corp. (a)                142,792
       34,858  Southwestern Energy Co. (a)              131,415
                                                ---------------
                                                      2,654,341
                                                ---------------
               PERSONAL PRODUCTS -- 0.3%
        8,248  elf Beauty, Inc. (a)                     179,477
        3,747  Herbalife Nutrition Ltd. (a)             190,947
        1,058  Medifast, Inc.                           248,281
          661  USANA Health Sciences,
                  Inc. (a)                               54,704
                                                ---------------
                                                        673,409
                                                ---------------
               PHARMACEUTICALS -- 1.7%
        2,534  Amphastar Pharmaceuticals,
                  Inc. (a)                               46,068
        2,446  Arvinas, Inc. (a)                        184,526
        2,864  Bristol-Myers Squibb Co.                 175,936
        8,768  Catalent, Inc. (a)                     1,008,758
        9,927  Corcept Therapeutics, Inc. (a)           280,537
        1,052  Eli Lilly and Co.                        218,785
       36,169  Endo International PLC (a)               263,310
        9,979  Horizon Therapeutics PLC (a)             723,278

Page 72                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
        4,113  Innoviva, Inc. (a)               $        49,397
        5,046  NGM Biopharmaceuticals,
                  Inc. (a)                              129,480
          852  Pacira BioSciences, Inc. (a)              56,300
        3,665  Revance Therapeutics, Inc. (a)            93,238
        4,129  Supernus Pharmaceuticals,
                  Inc. (a)                              121,351
        2,868  Theravance Biopharma, Inc. (a)            53,460
        1,074  Zoetis, Inc.                             165,665
                                                ---------------
                                                      3,570,089
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
        3,493  CoreLogic, Inc.                          262,988
          395  CoStar Group, Inc. (a)                   355,386
        3,785  Equifax, Inc.                            670,361
        1,000  Exponent, Inc.                            82,580
          806  FTI Consulting, Inc. (a)                  88,636
        1,791  TransUnion                               155,889
        7,523  Upwork, Inc. (a)                         311,828
        1,758  Verisk Analytics, Inc.                   322,593
                                                ---------------
                                                      2,250,261
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
        4,114  eXp World Holdings, Inc. (a)             438,511
       19,794  Realogy Holdings Corp. (a)               281,075
        6,559  Redfin Corp. (a)                         467,066
        6,118  St Joe (The) Co.                         272,251
                                                ---------------
                                                      1,458,903
                                                ---------------
               ROAD & RAIL -- 1.0%
        5,570  Avis Budget Group, Inc. (a)              230,264
        5,497  Lyft, Inc., Class A (a)                  244,397
        1,870  Old Dominion Freight Line, Inc.          362,780
        2,490  Saia, Inc. (a)                           440,107
       14,313  Uber Technologies, Inc. (a)              728,961
                                                ---------------
                                                      2,006,509
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 7.8%
        2,557  ACM Research, Inc., Class A (a)          230,130
        4,642  Advanced Energy Industries,
                  Inc. (a)                              476,176
        9,949  Advanced Micro Devices,
                  Inc. (a)                              852,032
        2,263  Ambarella, Inc. (a)                      213,537
        1,203  Analog Devices, Inc.                     177,238
       10,573  Applied Materials, Inc.                1,022,198
        3,360  CEVA, Inc. (a)                           197,534
        3,286  Cirrus Logic, Inc. (a)                   307,865
          595  CMC Materials, Inc.                       87,649
        3,400  Cree, Inc. (a)                           343,672
        3,831  Diodes, Inc. (a)                         271,158
        2,565  Enphase Energy, Inc. (a)                 467,728
        4,684  Entegris, Inc.                           460,859
        6,037  FormFactor, Inc. (a)                     246,732
        3,524  KLA Corp.                                986,967
        1,932  Lam Research Corp.                       934,991

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        7,859  Lattice Semiconductor Corp. (a)  $       315,224
        8,178  MACOM Technology Solutions
                  Holdings, Inc. (a)                    465,001
       15,355  Marvell Technology Group Ltd.            790,168
        5,440  MaxLinear, Inc. (a)                      170,762
        3,860  Microchip Technology, Inc.               525,385
        2,393  MKS Instruments, Inc.                    378,262
        2,492  Monolithic Power Systems, Inc.           885,383
        1,398  NVIDIA Corp.                             726,387
        3,215  Onto Innovation, Inc. (a)                173,771
        2,359  PDF Solutions, Inc. (a)                   45,576
        4,399  Power Integrations, Inc.                 354,339
        5,488  Qorvo, Inc. (a)                          937,789
        4,792  QUALCOMM, Inc.                           748,894
        5,949  Rambus, Inc. (a)                         113,001
        3,746  Semtech Corp. (a)                        265,779
        1,856  SiTime Corp. (a)                         226,525
        1,162  Skyworks Solutions, Inc.                 196,669
        3,736  Synaptics, Inc. (a)                      370,686
        7,611  Teradyne, Inc.                           863,696
        1,083  Texas Instruments, Inc.                  179,442
          784  Universal Display Corp.                  180,963
                                                ---------------
                                                     16,190,168
                                                ---------------
               SOFTWARE -- 16.2%
        9,000  2U, Inc. (a)                             368,100
        7,534  8x8, Inc. (a)                            265,574
        9,371  ACI Worldwide, Inc. (a)                  359,753
          355  Adobe, Inc. (a)                          162,863
        4,351  Alarm.com Holdings, Inc. (a)             404,295
        2,628  Altair Engineering, Inc.,
                  Class A (a)                           146,984
          739  Alteryx, Inc., Class A (a)                93,151
        3,759  Anaplan, Inc. (a)                        250,725
          488  ANSYS, Inc. (a)                          172,933
          849  Appfolio, Inc., Class A (a)              129,736
        1,602  Appian Corp. (a) (b)                     349,973
        2,391  Autodesk, Inc. (a)                       663,335
        4,427  Avalara, Inc. (a)                        664,050
       13,561  Avaya Holdings Corp. (a)                 301,597
        3,298  Bill.com Holdings, Inc. (a)              401,960
        3,375  Blackline, Inc. (a)                      437,468
          966  Bottomline Technologies DE,
                  Inc. (a)                               46,156
        4,988  Box, Inc., Class A (a)                    86,492
        5,350  Cadence Design Systems,
                  Inc. (a)                              697,587
        3,474  CDK Global, Inc.                         173,353
        2,584  Cerence, Inc. (a)                        289,175
        5,002  Ceridian HCM Holding, Inc. (a)           464,736
        1,366  Citrix Systems, Inc.                     182,101
       19,416  Cloudera, Inc. (a)                       296,482
        5,924  Cloudflare, Inc., Class A (a)            454,134
        2,761  CommVault Systems, Inc. (a)              173,336
        2,359  Cornerstone OnDemand, Inc. (a)            96,483
        2,154  Coupa Software, Inc. (a)                 667,460
        4,308  Crowdstrike Holdings, Inc.,
                  Class A (a)                           929,666

                        See Notes to Financial Statements                Page 73


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        3,708  Datadog, Inc., Class A (a)       $       380,997
        4,591  Digital Turbine, Inc. (a)                262,651
        2,398  DocuSign, Inc. (a)                       558,470
        4,072  Domo, Inc., Class B (a)                  258,124
        8,114  Dropbox, Inc., Class A (a)               183,620
        8,435  Dynatrace, Inc. (a)                      350,137
        3,080  Elastic N.V. (a)                         468,037
        2,188  Envestnet, Inc. (a)                      167,885
        1,812  Everbridge, Inc. (a)                     240,869
        1,043  Fair Isaac Corp. (a)                     469,465
       19,520  FireEye, Inc. (a)                        409,920
        2,581  Five9, Inc. (a)                          429,091
        3,589  Fortinet, Inc. (a)                       519,508
          699  Guidewire Software, Inc. (a)              80,203
        2,302  HubSpot, Inc. (a)                        856,804
        1,403  Intuit, Inc.                             506,806
        4,608  J2 Global, Inc. (a)                      472,965
        5,787  LivePerson, Inc. (a)                     366,664
          856  Manhattan Associates, Inc. (a)            96,925
        5,420  Medallia, Inc. (a)                       224,930
        4,752  Mimecast Ltd. (a)                        204,621
        1,428  Model N, Inc. (a)                         48,523
        1,377  New Relic, Inc. (a)                      103,523
        8,168  Nuance Communications,
                  Inc. (a)                              371,971
        8,475  Nutanix, Inc., Class A (a)               258,657
        5,642  Oracle Corp.                             340,946
        4,982  PagerDuty, Inc. (a)                      242,773
        2,567  Palo Alto Networks, Inc. (a)             900,375
        2,018  Paycom Software, Inc. (a)                766,315
        1,749  Paylocity Holding Corp. (a)              327,868
        2,027  Pegasystems, Inc.                        258,341
        2,299  Progress Software Corp.                   92,374
        1,980  Proofpoint, Inc. (a)                     255,578
        2,046  PROS Holdings, Inc. (a)                   86,218
        3,763  PTC, Inc. (a)                            500,140
        2,846  Q2 Holdings, Inc. (a)                    364,260
        1,477  Qualys, Inc. (a)                         204,520
        4,993  Rapid7, Inc. (a)                         433,492
        2,408  RingCentral, Inc., Class A (a)           897,991
        8,455  Sailpoint Technologies
                  Holdings, Inc. (a)                    467,646
          799  salesforce.com, Inc. (a)                 180,222
        1,326  ServiceNow, Inc. (a)                     720,230
        5,197  Smartsheet, Inc., Class A (a)            362,439
        4,575  Sprout Social, Inc., Class A (a)         301,950
        3,316  SPS Commerce, Inc. (a)                   327,919
        7,327  SS&C Technologies Holdings,
                  Inc.                                  460,722
        7,047  SVMK, Inc. (a)                           177,655
        2,816  Synopsys, Inc. (a)                       719,347
        8,613  Tenable Holdings, Inc. (a)               426,257
        1,139  Trade Desk (The), Inc.,
                  Class A (a)                           872,463
        1,221  Tyler Technologies, Inc. (a)             516,227
        3,331  Upland Software, Inc. (a)                158,855

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
        2,201  Varonis Systems, Inc. (a)        $       389,071
        5,360  Verint Systems, Inc. (a)                 395,729
        2,225  Workday, Inc., Class A (a)               506,254
        2,834  Workiva, Inc. (a)                        276,230
        7,315  Xperi Holding Corp.                      140,887
        3,242  Yext, Inc. (a)                            54,693
        6,375  Zendesk, Inc. (a)                        919,530
        1,580  Zoom Video Communications,
                  Inc., Class A (a)                     587,871
        4,569  Zscaler, Inc. (a)                        912,429
        7,457  Zuora, Inc., Class A (a)                 109,991
                                                ---------------
                                                     33,676,832
                                                ---------------
               SPECIALTY RETAIL -- 2.9%
       16,798  At Home Group, Inc. (a)                  409,367
          150  AutoZone, Inc. (a)                       167,755
        3,988  Camping World Holdings, Inc.,
                  Class A                               136,230
        3,047  Carvana Co. (a)                          795,846
        2,058  Five Below, Inc. (a)                     361,652
        4,848  Floor & Decor Holdings, Inc.,
                  Class A (a)                           446,355
        1,374  Home Depot (The), Inc.                   372,107
        4,548  Lowe's Cos., Inc.                        758,834
       19,961  Michaels (The) Cos., Inc. (a)            309,396
        3,376  National Vision Holdings,
                  Inc. (a)                              156,545
          393  O'Reilly Automotive, Inc. (a)            167,210
        5,426  Rent-A-Center, Inc.                      234,946
          805  RH (a)                                   382,665
        3,173  Sleep Number Corp. (a)                   341,859
        3,792  Tractor Supply Co.                       537,478
        3,536  Williams-Sonoma, Inc.                    455,861
                                                ---------------
                                                      6,034,106
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
        5,501  Apple, Inc.                              725,912
        5,436  NetApp, Inc.                             361,168
       15,927  Pure Storage, Inc., Class A (a)          368,391
                                                ---------------
                                                      1,455,471
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
        4,144  Crocs, Inc. (a)                          290,163
        1,570  Deckers Outdoor Corp. (a)                458,408
        6,175  Hanesbrands, Inc.                         94,416
        3,768  NIKE, Inc., Class B                      503,367
                                                ---------------
                                                      1,346,354
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
        6,676  Columbia Financial, Inc. (a)             102,944
        6,371  Flagstar Bancorp, Inc.                   272,997
        8,369  Mr. Cooper Group, Inc. (a)               227,888
        4,586  NMI Holdings, Inc., Class A (a)           97,269
        6,860  PennyMac Financial Services,
                  Inc.                                  397,880
                                                ---------------
                                                      1,098,978
                                                ---------------

Page 74                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TOBACCO -- 0.1%
        2,146  Philip Morris International,
                  Inc.                          $       170,929
        8,917  Vector Group Ltd.                        104,685
                                                ---------------
                                                        275,614
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.5%
        7,474  Fastenal Co.                             340,740
        2,838  SiteOne Landscape Supply,
                  Inc. (a)                              447,496
        1,192  Watsco, Inc.                             284,280
                                                ---------------
                                                      1,072,516
                                                ---------------
               WATER UTILITIES -- 0.4%
        1,158  American Water Works Co., Inc.           184,145
        1,923  California Water Service Group           105,073
        7,718  Essential Utilities, Inc.                357,343
          703  Middlesex Water Co.                       55,959
        1,498  SJW Group                                 99,123
                                                ---------------
                                                        801,643
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         207,658,965
               (Cost $153,859,027)              ---------------

               MONEY MARKET FUNDS -- 1.2%
    2,332,567  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       2,332,567
      186,231  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     186,231
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                             2,518,798
               (Cost $2,518,798)                ---------------

               TOTAL INVESTMENTS -- 101.2%          210,177,763
               (Cost $156,377,825) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%              (2,461,936)
                                                ---------------
               NET ASSETS -- 100.0%             $   207,715,827
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,259,979 and the total value of the collateral held by the Fund is $2,332,567.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,323,803 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,523,865. The net unrealized appreciation was $53,799,938.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  207,658,965   $          --   $         --
Money Market
   Funds                2,518,798              --             --
                   ---------------------------------------------
Total Investments  $  210,177,763   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,259,979
Non-cash Collateral(2)                               (2,259,979)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 75


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
        2,053  Curtiss-Wright Corp.             $       213,081
        3,289  Hexcel Corp.                             143,598
        2,792  Howmet Aerospace, Inc.                    68,627
        1,868  Huntington Ingalls Industries,
                  Inc.                                  293,892
        4,378  Parsons Corp. (a)                        156,120
        3,298  Textron, Inc.                            149,267
                                                ---------------
                                                      1,024,585
                                                ---------------
               AUTO COMPONENTS -- 1.5%
        6,187  BorgWarner, Inc.                         259,792
        1,835  Dorman Products, Inc. (a)                166,673
        4,700  Gentex Corp.                             155,335
        1,229  LCI Industries                           159,008
          503  Lear Corp.                                75,832
                                                ---------------
                                                        816,640
                                                ---------------
               BANKS -- 10.2%
        7,647  Bank OZK                                 284,163
        4,655  BOK Financial Corp.                      343,818
        4,282  Comerica, Inc.                           244,930
        1,211  Commerce Bancshares, Inc.                 80,955
        2,557  Community Bank System, Inc.              165,821
        2,739  Cullen/Frost Bankers, Inc.               252,645
        4,714  East West Bancorp, Inc.                  282,557
          417  First Citizens BancShares, Inc.,
                  Class A                               248,528
       24,985  First Horizon Corp.                      347,042
       12,274  Home BancShares, Inc.                    260,209
       18,931  Huntington Bancshares, Inc.              250,362
       24,657  People's United Financial, Inc.          336,815
        3,714  Pinnacle Financial Partners,
                  Inc.                                  254,520
        5,662  Popular, Inc.                            321,319
        4,595  Prosperity Bancshares, Inc.              309,887
        1,177  Signature Bank                           194,429
        1,104  South State Corp.                         76,993
        7,385  Synovus Financial Corp.                  274,722
        7,380  United Bankshares, Inc.                  233,651
       32,698  Valley National Bancorp                  333,847
        2,661  Western Alliance Bancorp                 181,427
        5,502  Zions Bancorp N.A.                       242,858
                                                ---------------
                                                      5,521,498
                                                ---------------
               BEVERAGES -- 0.8%
        8,819  Molson Coors Beverage Co.,
                  Class B                               442,361
                                                ---------------
               BIOTECHNOLOGY -- 0.6%
        2,100  United Therapeutics Corp. (a)            344,022
                                                ---------------
               BUILDING PRODUCTS -- 1.0%
        1,452  A.O. Smith Corp.                          78,844
        3,905  Builders FirstSource, Inc. (a)           149,366
        5,738  UFP Industries, Inc.                     309,508
                                                ---------------
                                                        537,718
                                                ---------------
               CAPITAL MARKETS -- 3.8%
        1,566  Affiliated Managers Group, Inc.          172,558
        2,570  Cboe Global Markets, Inc.                235,746
       13,795  Federated Hermes, Inc.                   372,465

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       22,863  Invesco Ltd.                     $       470,749
        1,885  Lazard Ltd., Class A                      77,662
        1,668  Raymond James Financial, Inc.            166,683
        4,739  Stifel Financial Corp.                   245,575
       12,665  Virtu Financial, Inc., Class A           351,707
                                                ---------------
                                                      2,093,145
                                                ---------------
               CHEMICALS -- 1.6%
        6,177  CF Industries Holdings, Inc.             255,604
        8,992  Element Solutions, Inc.                  153,134
        3,172  Huntsman Corp.                            83,804
          399  NewMarket Corp.                          156,484
        2,932  Westlake Chemical Corp.                  224,181
                                                ---------------
                                                        873,207
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
        2,096  Clean Harbors, Inc. (a)                  162,356
          689  Tetra Tech, Inc.                          83,762
        1,131  UniFirst Corp.                           240,677
                                                ---------------
                                                        486,795
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       14,162  Juniper Networks, Inc.                   345,836
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.4%
          871  EMCOR Group, Inc.                         76,909
        4,677  MasTec, Inc. (a)                         360,831
        2,214  Quanta Services, Inc.                    156,021
          909  Valmont Industries, Inc.                 175,364
                                                ---------------
                                                        769,125
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
        1,571  Eagle Materials, Inc.                    172,857
                                                ---------------
               CONSUMER FINANCE -- 1.8%
        8,940  Ally Financial, Inc.                     338,289
        1,430  Green Dot Corp., Class A (a)              71,829
        6,621  OneMain Holdings, Inc.                   308,274
       10,859  Santander Consumer USA
                  Holdings, Inc.                        239,984
                                                ---------------
                                                        958,376
                                                ---------------
               CONTAINERS & PACKAGING -- 1.8%
          580  AptarGroup, Inc.                          77,122
        9,411  Graphic Packaging Holding Co.            147,376
        1,158  Packaging Corp. of America               155,705
        6,449  Silgan Holdings, Inc.                    234,937
        4,033  Sonoco Products Co.                      233,551
        3,662  WestRock Co.                             151,717
                                                ---------------
                                                      1,000,408
                                                ---------------
               DISTRIBUTORS -- 0.6%
        9,044  LKQ Corp. (a)                            317,354
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.2%
        2,570  Grand Canyon Education,
                  Inc. (a)                              218,296
       15,073  H&R Block, Inc.                          259,708

Page 76                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        3,245  Service Corp. International      $       163,645
                                                ---------------
                                                        641,649
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.0%
        9,001  Cannae Holdings, Inc. (a)                341,948
       12,457  Equitable Holdings, Inc.                 308,684
       16,199  Jefferies Financial Group, Inc.          378,247
        1,354  Voya Financial, Inc.                      75,093
                                                ---------------
                                                      1,103,972
                                                ---------------
               ELECTRIC UTILITIES -- 3.8%
        6,431  ALLETE, Inc.                             404,124
        9,007  Hawaiian Electric Industries,
                  Inc.                                  297,771
        2,490  IDACORP, Inc.                            219,867
       10,614  NRG Energy, Inc.                         439,526
        4,984  Pinnacle West Capital Corp.              375,046
        7,452  Portland General Electric Co.            315,145
                                                ---------------
                                                      2,051,479
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
        2,634  Acuity Brands, Inc.                      316,712
          960  EnerSys                                   78,941
        1,947  Regal Beloit Corp.                       244,309
                                                ---------------
                                                        639,962
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.2%
        3,275  Arrow Electronics, Inc. (a)              319,738
        4,538  Avnet, Inc.                              160,237
        1,820  FLIR Systems, Inc.                        94,731
        5,620  Jabil, Inc.                              232,499
        4,893  SYNNEX Corp.                             399,367
                                                ---------------
                                                      1,206,572
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.5%
        1,863  American Campus
                  Communities, Inc.                      76,681
       14,444  Brixmor Property Group, Inc.             244,537
       14,608  Equity Commonwealth                      416,474
        9,955  Hudson Pacific Properties, Inc.          233,345
        2,549  JBG SMITH Properties                      76,113
       26,549  Kimco Realty Corp.                       438,324
        3,896  National Retail Properties, Inc.         151,944
        1,593  PotlatchDeltic Corp.                      76,082
        2,711  Rayonier, Inc.                            83,363
        1,747  Regency Centers Corp.                     82,424
       18,355  Sabra Health Care REIT, Inc.             308,180
        6,619  SL Green Realty Corp.                    446,650
        1,983  Spirit Realty Capital, Inc.               76,465
        8,435  VEREIT, Inc.                             297,165
                                                ---------------
                                                      3,007,747
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.5%
        1,340  Casey's General Stores, Inc.             251,223
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS -- 2.6%
        3,643  Bunge Ltd.                       $       238,398
        3,520  Flowers Foods, Inc.                       80,819
        5,066  Ingredion, Inc.                          382,331
       16,258  Pilgrim's Pride Corp. (a)                315,080
          130  Seaboard Corp.                           409,007
                                                ---------------
                                                      1,425,635
                                                ---------------
               GAS UTILITIES -- 3.0%
        8,968  New Jersey Resources Corp.               313,970
        4,151  ONE Gas, Inc.                            303,563
        6,561  Southwest Gas Holdings, Inc.             393,397
        3,731  Spire, Inc.                              228,300
       11,399  UGI Corp.                                410,250
                                                ---------------
                                                      1,649,480
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.1%
          370  ICU Medical, Inc. (a)                     75,658
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.4%
        3,173  Acadia Healthcare Co., Inc. (a)          160,808
          963  Encompass Health Corp.                    77,425
        2,382  Henry Schein, Inc. (a)                   156,855
        2,900  Universal Health Services, Inc.,
                  Class B                               361,572
                                                ---------------
                                                        756,660
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.8%
        1,207  Cracker Barrel Old Country
                  Store, Inc.                           163,319
       10,116  MGM Resorts International                288,913
                                                ---------------
                                                        452,232
                                                ---------------
               HOUSEHOLD DURABLES -- 4.9%
       11,887  KB Home                                  494,975
        3,599  Leggett & Platt, Inc.                    147,559
        8,198  M.D.C. Holdings, Inc.                    426,460
        4,810  Meritage Homes Corp. (a)                 386,051
        2,826  Mohawk Industries, Inc. (a)              405,814
       12,427  Taylor Morrison Home Corp. (a)           322,853
        9,164  Toll Brothers, Inc.                      468,280
                                                ---------------
                                                      2,651,992
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        5,307  Reynolds Consumer Products,
                  Inc.                                  159,210
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.7%
       20,267  Vistra Corp.                             404,732
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        1,021  Carlisle Cos., Inc.                      147,974
                                                ---------------
               INSURANCE -- 9.2%
          130  Alleghany Corp.                           73,690
        2,729  American Financial Group, Inc.           256,908
        1,170  Assurant, Inc.                           158,500
        7,388  Athene Holding Ltd., Class A (a)         302,095
        1,583  Axis Capital Holdings Ltd.                72,660

                        See Notes to Financial Statements                Page 77


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        2,199  Brighthouse Financial, Inc. (a)  $        77,757
        1,946  Enstar Group Ltd. (a)                    389,609
        1,360  Everest Re Group Ltd.                    287,069
        8,156  Fidelity National Financial,
                  Inc.                                  296,063
        7,717  First American Financial Corp.           403,522
        3,358  Globe Life, Inc.                         303,530
        2,044  Hanover Insurance Group (The),
                  Inc.                                  229,889
        5,187  Kemper Corp.                             364,905
        4,750  Lincoln National Corp.                   216,077
       12,129  Old Republic International Corp.         219,535
        1,192  Primerica, Inc.                          166,058
        2,064  Reinsurance Group of America,
                  Inc.                                  216,823
        2,378  Selective Insurance Group, Inc.          154,522
       17,371  Unum Group                               403,528
          397  White Mountains Insurance
                  Group Ltd.                            404,940
                                                ---------------
                                                      4,997,680
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.8%
       36,323  Qurate Retail, Inc., Series A            457,670
                                                ---------------
               IT SERVICES -- 1.2%
        1,281  CACI International, Inc.,
                  Class A (a)                           309,003
        3,267  MAXIMUS, Inc.                            245,221
          842  Science Applications
                  International Corp.                    80,857
                                                ---------------
                                                        635,081
                                                ---------------
               LEISURE PRODUCTS -- 0.6%
        1,968  Acushnet Holdings Corp.                   80,334
        3,138  Brunswick Corp.                          271,311
                                                ---------------
                                                        351,645
                                                ---------------
               MACHINERY -- 3.5%
          774  AGCO Corp.                                85,837
        5,545  Allison Transmission Holdings,
                  Inc.                                  225,681
        2,082  Colfax Corp. (a)                          77,284
        2,162  Flowserve Corp.                           76,881
        1,032  ITT, Inc.                                 77,101
          698  John Bean Technologies Corp.              80,884
          686  Lincoln Electric Holdings, Inc.           78,547
        1,235  Middleby (The) Corp. (a)                 167,614
        2,780  Oshkosh Corp.                            254,620
        1,862  Snap-on, Inc.                            335,141
        4,119  Timken (The) Co.                         311,644
        1,313  Woodward, Inc.                           146,990
                                                ---------------
                                                      1,918,224
                                                ---------------
               MEDIA -- 3.2%
       13,241  Discovery, Inc., Class A (a)             548,442
       12,324  DISH Network Corp.,
                  Class A (a)                           357,643
        6,778  Interpublic Group of (The) Cos.,
                  Inc.                                  163,147

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MEDIA (CONTINUED)
       13,303  News Corp., Class A              $       258,078
        3,651  Nexstar Media Group, Inc.,
                  Class A                               415,009
                                                ---------------
                                                      1,742,319
                                                ---------------
               METALS & MINING -- 1.3%
        2,664  Reliance Steel & Aluminum Co.            309,237
       10,807  Steel Dynamics, Inc.                     370,356
                                                ---------------
                                                        679,593
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
        5,790  Blackstone Mortgage Trust, Inc.,
                  Class A                               154,361
       12,389  Starwood Property Trust, Inc.            232,418
                                                ---------------
                                                        386,779
                                                ---------------
               MULTILINE RETAIL -- 0.5%
        5,877  Kohl's Corp.                             258,941
                                                ---------------
               MULTI-UTILITIES -- 2.0%
        5,188  Black Hills Corp.                        306,715
       15,128  MDU Resources Group, Inc.                397,715
        3,475  NiSource, Inc.                            76,971
        5,466  NorthWestern Corp.                       297,733
                                                ---------------
                                                      1,079,134
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.0%
        6,271  EQT Corp.                                102,280
        3,084  HollyFrontier Corp.                       87,770
       47,795  Marathon Oil Corp.                       346,036
                                                ---------------
                                                        536,086
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.4%
        6,431  Louisiana-Pacific Corp.                  244,442
                                                ---------------
               PERSONAL PRODUCTS -- 0.7%
       56,766  Coty, Inc., Class A                      361,599
                                                ---------------
               PHARMACEUTICALS -- 0.6%
          965  Jazz Pharmaceuticals PLC (a)             150,057
        3,565  Perrigo Co. PLC                          152,226
                                                ---------------
                                                        302,283
                                                ---------------
               PROFESSIONAL SERVICES -- 1.2%
        1,910  ASGN, Inc. (a)                           158,358
        1,956  Insperity, Inc.                          153,526
        2,551  Robert Half International, Inc.          172,193
        1,978  TriNet Group, Inc. (a)                   146,590
                                                ---------------
                                                        630,667
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
        1,011  Howard Hughes (The) Corp. (a)             87,118
        2,151  Jones Lang LaSalle, Inc. (a)             314,498
                                                ---------------
                                                        401,616
                                                ---------------
               ROAD & RAIL -- 2.2%
          700  AMERCO                                   323,708
        9,531  Knight-Swift Transportation
                  Holdings, Inc.                        381,240
          593  Landstar System, Inc.                     82,664

Page 78                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
       10,162  Werner Enterprises, Inc.         $       398,757
                                                ---------------
                                                      1,186,369
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
       26,427  Amkor Technology, Inc.                   410,147
        1,174  Brooks Automation, Inc.                   88,942
        1,613  First Solar, Inc. (a)                    159,929
        2,434  ON Semiconductor Corp. (a)                83,949
                                                ---------------
                                                        742,967
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
        4,567  AutoNation, Inc. (a)                     325,536
        7,088  Dick's Sporting Goods, Inc.              474,967
        9,852  Foot Locker, Inc.                        431,714
          272  Lithia Motors, Inc., Class A              86,681
        2,435  Murphy USA, Inc.                         303,328
        5,368  Penske Automotive Group, Inc.            321,221
                                                ---------------
                                                      1,943,447
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
       17,185  Xerox Holdings Corp.                     361,401
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
          846  Carter's, Inc.                            74,482
          910  Columbia Sportswear Co.                   79,588
        2,218  Skechers U.S.A., Inc.,
                  Class A (a)                            76,477
       10,258  Tapestry, Inc.                           324,358
                                                ---------------
                                                        554,905
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.7%
        9,222  Essent Group Ltd.                        385,756
       31,751  MGIC Investment Corp.                    372,122
       30,217  New York Community Bancorp,
                  Inc.                                  316,070
       19,679  Radian Group, Inc.                       377,837
                                                ---------------
                                                      1,451,785
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
        8,971  Air Lease Corp.                          355,521
        2,831  MSC Industrial Direct Co., Inc.,
                  Class A                               219,600
        8,383  Univar Solutions, Inc. (a)               155,840
                                                ---------------
                                                        730,961
                                                ---------------
               TOTAL INVESTMENTS -- 99.8%            54,285,698
               (Cost $49,762,943) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                   106,086
                                                ---------------
               NET ASSETS -- 100.0%             $    54,391,784
                                                ===============

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,233,033 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $710,278. The net unrealized appreciation was $4,522,755.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                       LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   54,285,698   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 79


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.1%
       22,848  Axon Enterprise, Inc. (a)        $     3,750,728
       11,611  BWX Technologies, Inc.                   626,065
       15,894  Mercury Systems, Inc. (a)              1,129,427
                                                ---------------
                                                      5,506,220
                                                ---------------
               AIRLINES -- 0.2%
       44,379  American Airlines Group, Inc.            761,987
                                                ---------------
               AUTO COMPONENTS -- 0.6%
       26,483  Fox Factory Holding Corp. (a)          3,168,426
                                                ---------------
               AUTOMOBILES -- 0.2%
        7,526  Thor Industries, Inc.                    910,721
                                                ---------------
               BANKS -- 0.7%
       38,694  First Financial Bankshares, Inc.       1,465,729
       45,634  Glacier Bancorp, Inc.                  2,128,826
                                                ---------------
                                                      3,594,555
                                                ---------------
               BEVERAGES -- 1.7%
        3,519  Boston Beer (The) Co., Inc.,
                  Class A (a)                         3,226,536
       32,974  National Beverage Corp. (b)            4,996,880
                                                ---------------
                                                      8,223,416
                                                ---------------
               BIOTECHNOLOGY -- 10.0%
       26,183  ACADIA Pharmaceuticals,
                  Inc. (a)                            1,258,093
       21,881  Acceleron Pharma, Inc. (a)             2,527,912
       16,152  Agios Pharmaceuticals, Inc. (a)          758,659
       70,161  Alkermes PLC (a)                       1,472,679
      151,550  Amicus Therapeutics, Inc. (a)          2,865,811
       18,243  Arrowhead Pharmaceuticals,
                  Inc. (a)                            1,407,812
       24,961  Blueprint Medicines Corp. (a)          2,414,977
       22,605  ChemoCentryx, Inc. (a)                 1,288,711
       18,284  CRISPR Therapeutics AG (a)             3,029,659
       23,433  Emergent BioSolutions, Inc. (a)        2,503,816
       38,483  Fate Therapeutics, Inc. (a)            3,487,714
       65,546  Halozyme Therapeutics, Inc. (a)        3,119,334
       42,047  Insmed, Inc. (a)                       1,580,547
       16,739  Invitae Corp. (a)                        828,915
       12,378  Ionis Pharmaceuticals, Inc. (a)          743,547
       15,933  Mirati Therapeutics, Inc. (a)          3,271,523
       28,129  Natera, Inc. (a)                       2,999,677
       18,829  Novavax, Inc. (a)                      4,160,079
      708,723  OPKO Health, Inc. (a) (b)              3,834,191
       34,403  PTC Therapeutics, Inc. (a)             1,989,182
       25,280  Ultragenyx Pharmaceutical,
                  Inc. (a)                            3,503,555
                                                ---------------
                                                     49,046,393
                                                ---------------
               BUILDING PRODUCTS -- 1.9%
       21,008  AAON, Inc.                             1,554,592
       41,869  Advanced Drainage Systems,
                  Inc.                                3,453,355
        6,014  Allegion PLC                             643,558
       14,978  Simpson Manufacturing Co.,
                  Inc.                                1,377,976
       25,078  Trex Co., Inc. (a)                     2,301,408
                                                ---------------
                                                      9,330,889
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS -- 2.1%
       22,261  Carlyle Group (The), Inc.        $       718,362
       18,839  Cohen & Steers, Inc.                   1,233,955
       20,821  Houlihan Lokey, Inc.                   1,350,242
       26,862  LPL Financial Holdings, Inc.           2,910,229
       15,112  Morningstar, Inc.                      3,474,098
       12,179  SEI Investments Co.                      643,660
                                                ---------------
                                                     10,330,546
                                                ---------------
               CHEMICALS -- 3.2%
       23,722  Albemarle Corp.                        3,858,621
       12,148  Balchem Corp.                          1,300,200
       13,810  Quaker Chemical Corp.                  3,620,015
       17,572  Scotts Miracle-Gro (The) Co.           3,890,617
       90,735  Valvoline, Inc.                        2,154,049
       12,767  W.R. Grace & Co.                         740,741
                                                ---------------
                                                     15,564,243
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
       22,595  Casella Waste Systems, Inc.,
                  Class A (a)                         1,293,338
        7,976  Cimpress PLC (a)                         728,927
       32,310  IAA, Inc. (a)                          1,846,193
        9,370  MSA Safety, Inc.                       1,462,844
                                                ---------------
                                                      5,331,302
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.6%
       26,485  Ciena Corp. (a)                        1,414,034
       15,910  F5 Networks, Inc. (a)                  3,117,565
       22,148  Lumentum Holdings, Inc. (a)            2,077,482
       93,471  Viavi Solutions, Inc. (a)              1,444,127
                                                ---------------
                                                      8,053,208
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
      120,823  WillScot Mobile Mini Holdings
                  Corp. (a)                           2,864,713
                                                ---------------
               CONSUMER FINANCE -- 0.2%
        2,022  Credit Acceptance Corp. (a) (b)          780,027
                                                ---------------
               CONTAINERS & PACKAGING -- 1.8%
       13,536  Avery Dennison Corp.                   2,042,176
       49,821  Berry Global Group, Inc. (a)           2,459,663
       27,939  Crown Holdings, Inc. (a)               2,518,701
       45,851  Sealed Air Corp.                       1,938,122
                                                ---------------
                                                      8,958,662
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
       41,814  frontdoor, Inc. (a)                    2,301,443
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
        9,108  Bandwidth, Inc., Class A (a)           1,622,499
       71,186  Iridium Communications,
                  Inc. (a)                            3,507,334
                                                ---------------
                                                      5,129,833
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
       12,308  Generac Holdings, Inc. (a)             3,032,937
        8,928  Hubbell, Inc.                          1,389,197

Page 80                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
       20,175  Sunrun, Inc. (a)                 $     1,397,522
                                                ---------------
                                                      5,819,656
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
       21,616  Dolby Laboratories, Inc.,
                  Class A                             1,902,856
       46,068  II-VI, Inc. (a)                        3,872,937
       15,929  National Instruments Corp.               659,461
                                                ---------------
                                                      6,435,254
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 1.3%
       18,748  Americold Realty Trust                   654,493
      132,549  Apartment Investment and
                  Management Co., Class A               608,400
       20,891  Cousins Properties, Inc.                 658,902
       20,824  CubeSmart                                725,508
       23,741  Iron Mountain, Inc.                      799,359
        8,409  Lamar Advertising Co., Class A           679,279
        8,794  Life Storage, Inc.                       717,374
       14,251  Rexford Industrial Realty, Inc.          697,444
       20,597  STORE Capital Corp.                      638,919
                                                ---------------
                                                      6,179,678
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.0%
       56,320  BJ's Wholesale Club Holdings,
                  Inc. (a)                            2,369,382
       35,663  Grocery Outlet Holding
                  Corp. (a)                           1,522,454
       34,820  Sprouts Farmers Market, Inc. (a)         788,673
                                                ---------------
                                                      4,680,509
                                                ---------------
               FOOD PRODUCTS -- 2.4%
        5,599  Beyond Meat, Inc. (a)                    997,070
       60,666  Darling Ingredients, Inc. (a)          3,761,899
       19,716  Freshpet, Inc. (a)                     2,746,636
       52,294  Hain Celestial Group (The),
                  Inc. (a)                            2,174,646
        8,889  Lamb Weston Holdings, Inc.               664,008
        7,619  Lancaster Colony Corp.                 1,330,125
                                                ---------------
                                                     11,674,384
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.8%
       21,461  Globus Medical, Inc.,
                  Class A (a)                         1,323,929
       11,787  Haemonetics Corp. (a)                  1,347,136
        7,145  Hill-Rom Holdings, Inc.                  686,206
        8,850  iRhythm Technologies, Inc. (a)         1,490,517
        8,086  Nevro Corp. (a)                        1,308,234
       20,221  Novocure Ltd. (a)                      3,254,772
       35,336  STAAR Surgical Co. (a)                 3,624,767
        7,315  Tandem Diabetes Care, Inc. (a)           677,735
                                                ---------------
                                                     13,713,296
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
        9,543  Amedisys, Inc. (a)                     2,741,799
        2,628  Chemed Corp.                           1,361,041
       16,291  Guardant Health, Inc. (a)              2,533,251

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       30,119  HealthEquity, Inc. (a)           $     2,516,443
        6,563  LHC Group, Inc. (a)                    1,307,481
       87,638  Tenet Healthcare Corp. (a)             4,142,648
                                                ---------------
                                                     14,602,663
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.5%
       18,604  Inspire Medical Systems,
                  Inc. (a)                            3,748,892
       29,154  Omnicell, Inc. (a)                     3,434,341
                                                ---------------
                                                      7,183,233
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.9%
        6,558  Choice Hotels International,
                  Inc.                                  659,997
        7,186  Churchill Downs, Inc.                  1,347,016
       16,497  Papa John's International, Inc.        1,687,313
       32,412  Penn National Gaming, Inc. (a)         3,361,773
        9,016  Planet Fitness, Inc.,
                  Class A (a)                           649,152
       31,929  Wendy's (The) Co.                        651,351
        5,281  Wingstop, Inc.                           792,414
                                                ---------------
                                                      9,149,016
                                                ---------------
               HOUSEHOLD DURABLES -- 2.2%
        9,450  Helen of Troy Ltd. (a)                 2,308,162
       19,836  LGI Homes, Inc. (a)                    2,116,700
      129,604  Tempur Sealy International,
                  Inc. (a)                            3,421,546
       15,209  TopBuild Corp. (a)                     3,041,039
                                                ---------------
                                                     10,887,447
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       16,592  Energizer Holdings, Inc.                 727,394
        7,903  WD-40 Co.                              2,405,752
                                                ---------------
                                                      3,133,146
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
       65,757  Clearway Energy, Inc., Class C         2,037,152
                                                ---------------
               INSURANCE -- 1.4%
        8,548  Erie Indemnity Co., Class A            2,078,019
       10,492  Kinsale Capital Group, Inc.            1,967,879
        4,220  RenaissanceRe Holdings Ltd.              634,857
       20,159  RLI Corp.                              1,950,988
                                                ---------------
                                                      6,631,743
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       44,112  Cargurus, Inc. (a)                     1,290,276
                                                ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 2.3%
       38,928  Chewy, Inc., Class A (a)               3,963,649
       72,949  Overstock.com, Inc. (a)                5,660,843
        7,136  Stamps.com, Inc. (a)                   1,629,220
                                                ---------------
                                                     11,253,712
                                                ---------------
               IT SERVICES -- 1.0%
       16,020  Fastly, Inc., Class A (a)              1,751,787
       33,842  Genpact Ltd.                           1,295,472
       58,129  Perspecta, Inc.                        1,682,834
                                                ---------------
                                                      4,730,093
                                                ---------------

                        See Notes to Financial Statements                Page 81


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 1.4%
      200,535  Mattel, Inc. (a)                 $     3,633,694
       51,108  YETI Holdings, Inc. (a)                3,363,929
                                                ---------------
                                                      6,997,623
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 4.6%
       14,828  10X Genomics, Inc., Class A (a)        2,537,812
       35,509  Adaptive Biotechnologies
                  Corp. (a)                           1,969,684
       38,786  Bruker Corp.                           2,245,322
       11,205  Charles River Laboratories
                  International, Inc. (a)             2,902,655
       20,112  Medpace Holdings, Inc. (a)             2,670,673
       51,996  NeoGenomics, Inc. (a)                  2,756,828
       16,737  PRA Health Sciences, Inc. (a)          2,062,668
       14,607  Repligen Corp. (a)                     2,921,400
       30,818  Syneos Health, Inc. (a)                2,291,318
                                                ---------------
                                                     22,358,360
                                                ---------------
               MACHINERY -- 1.9%
       12,525  Donaldson Co., Inc.                      744,486
       19,346  Graco, Inc.                            1,333,713
        9,124  Proto Labs, Inc. (a)                   1,932,463
        7,817  RBC Bearings, Inc. (a)                 1,308,018
       53,167  Rexnord Corp.                          2,012,903
       22,139  Toro (The) Co.                         2,086,601
                                                ---------------
                                                      9,418,184
                                                ---------------
               MEDIA -- 0.4%
       40,557  New York Times (The) Co.,
                  Class A                             2,011,222
                                                ---------------
               METALS & MINING -- 0.6%
      540,018  Hecla Mining Co.                       3,072,702
                                                ---------------
               MULTILINE RETAIL -- 0.2%
        8,558  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              810,699
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.2%
      453,867  Antero Midstream Corp.                 3,676,323
       49,322  Apache Corp.                             704,318
       28,920  Diamondback Energy, Inc.               1,639,475
                                                ---------------
                                                      6,020,116
                                                ---------------
               PERSONAL PRODUCTS -- 0.3%
       29,130  Herbalife Nutrition Ltd. (a)           1,484,465
                                                ---------------
               PROFESSIONAL SERVICES -- 0.7%
       27,155  CoreLogic, Inc.                        2,044,500
        7,774  Exponent, Inc.                           641,977
        6,266  FTI Consulting, Inc. (a)                 689,072
                                                ---------------
                                                      3,375,549
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
       50,988  Redfin Corp. (a)                       3,630,855
                                                ---------------
               ROAD & RAIL -- 1.1%
       42,736  Lyft, Inc., Class A (a)                1,900,043
       19,354  Saia, Inc. (a)                         3,420,819
                                                ---------------
                                                      5,320,862
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 7.6%
       36,088  Advanced Energy Industries,
                  Inc. (a)                      $     3,701,907
       25,542  Cirrus Logic, Inc. (a)                 2,393,030
        4,626  CMC Materials, Inc.                      681,456
       26,436  Cree, Inc. (a)                         2,672,151
       29,782  Diodes, Inc. (a)                       2,107,970
       19,941  Enphase Energy, Inc. (a)               3,636,241
       36,414  Entegris, Inc.                         3,582,773
       61,096  Lattice Semiconductor Corp. (a)        2,450,561
       63,579  MACOM Technology Solutions
                  Holdings, Inc. (a)                  3,615,102
       18,607  MKS Instruments, Inc.                  2,941,208
       34,196  Power Integrations, Inc.               2,754,488
       29,124  Semtech Corp. (a)                      2,066,348
       29,041  Synaptics, Inc. (a)                    2,881,448
        6,091  Universal Display Corp.                1,405,925
                                                ---------------
                                                     36,890,608
                                                ---------------
               SOFTWARE -- 19.6%
       69,969  2U, Inc. (a)                           2,861,732
       72,846  ACI Worldwide, Inc. (a)                2,796,558
       33,827  Alarm.com Holdings, Inc. (a)           3,143,205
        5,747  Alteryx, Inc., Class A (a)               724,409
       29,222  Anaplan, Inc. (a)                      1,949,107
       25,636  Bill.com Holdings, Inc. (a)            3,124,516
       26,235  Blackline, Inc. (a)                    3,400,581
       38,773  Box, Inc., Class A (a)                   672,324
       27,007  CDK Global, Inc.                       1,347,649
      150,940  Cloudera, Inc. (a)                     2,304,854
       46,050  Cloudflare, Inc., Class A (a)          3,530,193
       63,079  Dropbox, Inc., Class A (a)             1,427,478
       23,946  Elastic N.V. (a)                       3,638,834
       17,009  Envestnet, Inc. (a)                    1,305,101
       14,085  Everbridge, Inc. (a)                   1,872,319
      151,749  FireEye, Inc. (a)                      3,186,729
       20,064  Five9, Inc. (a)                        3,335,640
        5,437  Guidewire Software, Inc. (a)             623,841
       35,821  J2 Global, Inc. (a)                    3,676,668
       44,984  LivePerson, Inc. (a)                   2,850,186
        6,653  Manhattan Associates, Inc. (a)           753,319
       42,136  Medallia, Inc. (a)                     1,748,644
       36,940  Mimecast Ltd. (a)                      1,590,636
       10,701  New Relic, Inc. (a)                      804,501
       63,494  Nuance Communications,
                  Inc. (a)                            2,891,517
       65,878  Nutanix, Inc., Class A (a)             2,010,597
       13,595  Paylocity Holding Corp. (a)            2,548,519
       15,755  Pegasystems, Inc.                      2,007,975
       15,392  Proofpoint, Inc. (a)                   1,986,799
       29,256  PTC, Inc. (a)                          3,888,415
       22,126  Q2 Holdings, Inc. (a)                  2,831,907
       11,486  Qualys, Inc. (a)                       1,590,466
       38,813  Rapid7, Inc. (a)                       3,369,745
       65,725  Sailpoint Technologies
                  Holdings, Inc. (a)                  3,635,250
       40,403  Smartsheet, Inc., Class A (a)          2,817,705
       25,780  SPS Commerce, Inc. (a)                 2,549,384
       54,782  SVMK, Inc. (a)                         1,381,054
       66,960  Tenable Holdings, Inc. (a)             3,313,850

Page 82                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       17,111  Varonis Systems, Inc. (a)        $     3,024,712
       41,669  Verint Systems, Inc. (a)               3,076,422
                                                ---------------
                                                     95,593,341
                                                ---------------
               SPECIALTY RETAIL -- 2.6%
       15,998  Five Below, Inc. (a)                   2,811,328
       37,688  Floor & Decor Holdings, Inc.,
                  Class A (a)                         3,469,934
        6,255  RH (a)                                 2,973,377
       27,489  Williams-Sonoma, Inc.                  3,543,882
                                                ---------------
                                                     12,798,521
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.2%
       42,260  NetApp, Inc.                           2,807,755
      123,816  Pure Storage, Inc., Class A (a)        2,863,864
                                                ---------------
                                                      5,671,619
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
       12,203  Deckers Outdoor Corp. (a)              3,563,032
       48,000  Hanesbrands, Inc.                        733,920
                                                ---------------
                                                      4,296,952
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
       53,325  PennyMac Financial Services,
                  Inc.                                3,092,850
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.2%
       22,059  SiteOne Landscape Supply,
                  Inc. (a)                            3,478,263
        9,267  Watsco, Inc.                           2,210,087
                                                ---------------
                                                      5,688,350
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          487,790,720
               (Cost $384,258,841)              ---------------

               MONEY MARKET FUNDS -- 1.8%
    8,680,412  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       8,680,412
               (Cost $8,680,412)                ---------------

               TOTAL INVESTMENTS -- 101.7%          496,471,132
               (Cost $392,939,253) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.7)%              (8,335,115)
                                                ---------------
               NET ASSETS -- 100.0%             $   488,136,017
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,378,358 and the total value of the collateral held by the Fund is $8,680,412.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,128,443 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,596,564. The net unrealized appreciation was $103,531,879.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  487,790,720   $          --   $         --
Money Market
   Funds                8,680,412              --             --
                   ---------------------------------------------
Total Investments  $  496,471,132   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     8,378,358
Non-cash Collateral(2)                               (8,378,358)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 83


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AIR FREIGHT & LOGISTICS -- 0.6%
        2,455  Forward Air Corp.                $       175,999
       13,495  Hub Group, Inc., Class A (a)             710,242
                                                ---------------
                                                        886,241
                                                ---------------
               AIRLINES -- 0.7%
       23,857  SkyWest, Inc.                            930,184
        7,717  Spirit Airlines, Inc. (a)                200,179
                                                ---------------
                                                      1,130,363
                                                ---------------
               AUTO COMPONENTS -- 1.4%
       23,749  Cooper Tire & Rubber Co.                 872,776
       19,709  Dana, Inc.                               381,566
        2,892  Gentherm, Inc. (a)                       177,164
       19,016  Standard Motor Products, Inc.            745,998
                                                ---------------
                                                      2,177,504
                                                ---------------
               BANKS -- 20.3%
       19,091  1st Source Corp.                         751,231
       20,212  Ameris Bancorp                           790,491
       56,406  Associated Banc-Corp.                  1,011,924
       17,189  Atlantic Union Bankshares Corp.          564,487
        3,218  BancFirst Corp.                          185,453
       28,037  BancorpSouth Bank                        775,223
        2,462  Bank of Hawaii Corp.                     192,504
       16,278  BankUnited, Inc.                         564,033
       12,154  Banner Corp.                             537,571
       23,903  Cathay General Bancorp                   808,399
       10,717  Columbia Banking System, Inc.            412,819
       29,033  CVB Financial Corp.                      564,111
       18,632  Eagle Bancorp, Inc.                      791,674
      101,237  F.N.B. Corp.                             998,197
        5,431  FB Financial Corp.                       202,902
       41,728  First BanCorp                            379,725
       35,704  First Busey Corp.                        738,002
       54,863  First Financial Bancorp                1,005,090
       24,007  First Hawaiian, Inc.                     558,163
       13,888  First Interstate BancSystem,
                  Inc., Class A                         536,910
       15,133  First Merchants Corp.                    570,060
       48,328  First Midwest Bancorp, Inc.              798,862
       60,487  Fulton Financial Corp.                   810,526
        5,547  Hancock Whitney Corp.                    189,374
       23,825  Heartland Financial USA, Inc.          1,016,374
       34,963  Hilltop Holdings, Inc.                 1,050,288
       70,521  Hope Bancorp, Inc.                       788,425
        9,057  Independent Bank Group, Inc.             556,281
       20,548  International Bancshares Corp.           776,920
       53,616  Investors Bancorp, Inc.                  617,120
       17,638  NBT Bancorp, Inc.                        582,230
       30,390  OceanFirst Financial Corp.               551,882
       46,460  Old National Bancorp                     780,063
        6,026  Pacific Premier Bancorp, Inc.            200,364
        3,664  Park National Corp.                      395,749
       11,424  Renasant Corp.                           404,410
        7,600  S&T Bancorp, Inc.                        193,040
       11,951  Sandy Spring Bancorp, Inc.               397,132
       13,060  Seacoast Banking Corp. of
                  Florida (a)                           397,677

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       44,548  Simmons First National Corp.,
                  Class A                       $     1,100,336
       18,243  Southside Bancshares, Inc.               572,283
       42,791  Sterling Bancorp                         789,922
        3,172  Texas Capital Bancshares,
                  Inc. (a)                              191,018
        5,451  Tompkins Financial Corp.                 364,508
       32,768  TowneBank                                760,218
       16,049  TriCo Bancshares                         598,628
       28,171  Trustmark Corp.                          773,857
        5,573  UMB Financial Corp.                      395,516
       13,528  United Community Banks, Inc.             403,540
        9,129  Webster Financial Corp.                  426,781
       18,894  WesBanco, Inc.                           547,926
       12,595  Wintrust Financial Corp.                 758,093
                                                ---------------
                                                     31,128,312
                                                ---------------
               BEVERAGES -- 0.3%
        1,444  Coca-Cola Consolidated, Inc.             385,346
                                                ---------------
               BUILDING PRODUCTS -- 0.6%
        8,199  American Woodmark Corp. (a)              709,295
        7,439  JELD-WEN Holding, Inc. (a)               193,340
                                                ---------------
                                                        902,635
                                                ---------------
               CAPITAL MARKETS -- 0.6%
       96,178  BGC Partners, Inc., Class A              341,432
        3,511  Evercore, Inc., Class A                  383,050
        1,871  Piper Sandler Cos.                       170,878
                                                ---------------
                                                        895,360
                                                ---------------
               CHEMICALS -- 2.3%
        4,685  Avient Corp.                             180,045
       10,915  H.B. Fuller Co.                          555,464
        5,082  Ingevity Corp. (a)                       333,837
        2,081  Innospec, Inc.                           182,691
       12,386  Minerals Technologies, Inc.              763,349
       53,954  PQ Group Holdings, Inc.                  743,486
        2,561  Sensient Technologies Corp.              180,627
        4,746  Stepan Co.                               534,779
                                                ---------------
                                                      3,474,278
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.4%
       12,479  BrightView Holdings, Inc. (a)            176,952
      146,831  CoreCivic, Inc.                        1,043,968
       14,375  Covanta Holding Corp.                    203,406
       19,387  Deluxe Corp.                             657,026
       10,498  Harsco Corp. (a)                         174,582
       13,690  Healthcare Services Group, Inc         . 443,830
       16,429  HNI Corp.                                530,000
       20,671  KAR Auction Services, Inc.               381,587
       11,465  McGrath RentCorp                         800,142
       56,785  Steelcase, Inc., Class A                 734,230
                                                ---------------
                                                      5,145,723
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.8%
       45,385  EchoStar Corp., Class A (a)              950,362
        4,641  NETGEAR, Inc. (a)                        192,091
       20,650  NetScout Systems, Inc. (a)               603,703

Page 84                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
       23,564  Viasat, Inc. (a)                 $     1,025,976
                                                ---------------
                                                      2,772,132
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
       14,009  Arcosa, Inc.                             781,562
        5,096  Dycom Industries, Inc. (a)               413,490
                                                ---------------
                                                      1,195,052
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.6%
       47,895  Summit Materials, Inc.,
                  Class A (a)                           983,284
                                                ---------------
               CONSUMER FINANCE -- 2.2%
       24,693  Encore Capital Group, Inc. (a)           733,382
        5,491  FirstCash, Inc.                          323,310
       97,937  Navient Corp.                          1,102,281
        7,945  Nelnet, Inc., Class A                    546,537
       45,697  SLM Corp.                                634,274
                                                ---------------
                                                      3,339,784
                                                ---------------
               CONTAINERS & PACKAGING -- 0.5%
       16,413  Greif, Inc., Class A                     741,211
                                                ---------------
               DISTRIBUTORS -- 0.4%
       19,278  Core-Mark Holding Co., Inc.              591,256
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.7%
       28,326  Adtalem Global Education,
                  Inc. (a)                            1,093,101
        1,803  Graham Holdings Co., Class B           1,024,302
       76,151  Perdoceo Education Corp. (a)             900,866
       45,301  Stride, Inc. (a)                       1,166,501
                                                ---------------
                                                      4,184,770
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
       18,425  ATN International, Inc.                  795,592
       34,690  Liberty Latin America Ltd.,
                  Class C (a)                           343,084
                                                ---------------
                                                      1,138,676
                                                ---------------
               ELECTRIC UTILITIES -- 0.5%
       18,059  Otter Tail Corp.                         716,762
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       18,716  Atkore International Group,
                  Inc. (a)                              830,242
        3,976  AZZ, Inc.                                189,218
       12,700  Encore Wire Corp.                        733,425
                                                ---------------
                                                      1,752,885
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.2%
        6,435  ePlus, Inc. (a)                          540,797
        7,438  Insight Enterprises, Inc. (a)            566,032
       10,239  Knowles Corp. (a)                        197,510
       25,125  Methode Electronics, Inc.                948,469
        4,125  OSI Systems, Inc. (a)                    371,333
       12,049  PC Connection, Inc.                      591,485

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS (CONTINUED)
       30,159  Sanmina Corp. (a)                $       937,945
       13,681  TTM Technologies, Inc. (a)               183,462
       27,339  Vishay Intertechnology, Inc.             589,156
                                                ---------------
                                                      4,926,189
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.8%
       65,377  Archrock, Inc.                           579,894
        7,241  Cactus, Inc., Class A                    189,714
        6,368  Dril-Quip, Inc. (a)                      191,804
        8,148  Helmerich & Payne, Inc.                  197,834
                                                ---------------
                                                      1,159,246
                                                ---------------
               ENTERTAINMENT -- 0.2%
        3,663  Madison Square Garden
                  Entertainment Corp. (a)               325,091
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 8.5%
       54,221  Acadia Realty Trust                      786,205
       10,987  Alexander & Baldwin, Inc.                166,123
      129,444  American Finance Trust, Inc.             942,352
       14,618  Apple Hospitality REIT, Inc.             182,433
       80,755  Brandywine Realty Trust                  888,305
       26,829  Columbia Property Trust, Inc.            364,874
       22,877  DiamondRock Hospitality
                  Co. (a)                               187,591
      137,422  Diversified Healthcare Trust             552,436
       60,749  Empire State Realty Trust, Inc.,
                  Class A                               598,985
        5,809  EPR Properties                           230,269
      108,552  GEO Group (The), Inc. (b)                970,455
       37,847  Kite Realty Group Trust                  603,281
       90,138  Macerich (The) Co. (b)                 1,415,167
       15,144  Mack-Cali Realty Corp.                   192,783
       62,630  Paramount Group, Inc.                    556,781
       10,036  Pebblebrook Hotel Trust                  184,462
       28,731  Retail Opportunity Investments
                  Corp.                                 404,820
       66,143  Retail Properties of America,
                  Inc., Class A                         609,177
       66,963  Service Properties Trust                 710,477
       76,029  SITE Centers Corp.                       843,162
       59,460  Urban Edge Properties                    819,953
       35,505  Weingarten Realty Investors              799,218
                                                ---------------
                                                     13,009,309
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.8%
        2,073  PriceSmart, Inc.                         194,613
       20,114  Weis Markets, Inc.                       991,218
                                                ---------------
                                                      1,185,831
                                                ---------------
               FOOD PRODUCTS -- 1.5%
       10,246  Cal-Maine Foods, Inc. (a)                392,832
       31,966  Fresh Del Monte Produce, Inc.            782,208
       38,672  Hostess Brands, Inc. (a)                 593,615
        1,429  Sanderson Farms, Inc.                    194,615
        9,056  TreeHouse Foods, Inc. (a)                382,435
                                                ---------------
                                                      2,345,705
                                                ---------------

                        See Notes to Financial Statements                Page 85


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES -- 0.2%
        3,553  Chesapeake Utilities Corp.       $       360,381
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
        4,112  Avanos Medical, Inc. (a)                 186,274
        4,740  Integer Holdings Corp. (a)               349,812
                                                ---------------
                                                        536,086
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.6%
        2,762  AMN Healthcare Services,
                  Inc. (a)                              199,196
       11,608  Magellan Health, Inc. (a)              1,090,920
        1,362  ModivCare, Inc. (a)                      215,972
        8,202  National HealthCare Corp.                525,338
       13,907  Select Medical Holdings
                  Corp. (a)                             357,410
                                                ---------------
                                                      2,388,836
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       13,072  Allscripts Healthcare Solutions,
                  Inc. (a)                              215,688
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.1%
        3,334  Brinker International, Inc.              196,306
                                                ---------------
               HOUSEHOLD DURABLES -- 2.3%
       21,968  Century Communities, Inc. (a)          1,031,178
        9,656  La-Z-Boy, Inc.                           373,880
       21,717  M/I Homes, Inc. (a)                    1,072,168
       55,752  Tri Pointe Homes, Inc. (a)             1,126,191
                                                ---------------
                                                      3,603,417
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        2,388  Spectrum Brands Holdings, Inc.           180,461
                                                ---------------
               INSURANCE -- 5.7%
       34,771  American Equity Investment
                  Life Holding Co.                    1,014,966
       10,006  American National Group, Inc.            884,330
        4,319  Argo Group International
                  Holdings Ltd.                         174,272
       30,541  Assured Guaranty Ltd.                  1,091,841
       43,264  CNO Financial Group, Inc.                917,629
       29,878  Employers Holdings, Inc.                 911,279
       10,784  FBL Financial Group, Inc.,
                  Class A                               604,335
       13,467  Horace Mann Educators Corp.              527,502
        3,837  James River Group Holdings
                  Ltd.                                  170,670
       14,738  Mercury General Corp.                    781,261
       12,343  Safety Insurance Group, Inc.             906,470
       15,910  Stewart Information Services
                  Corp.                                 737,906
                                                ---------------
                                                      8,722,461
                                                ---------------
               IT SERVICES -- 0.9%
        5,191  Alliance Data Systems Corp.              351,171
        4,325  ManTech International Corp.,
                  Class A                               387,909

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
       15,032  Sykes Enterprises, Inc. (a)      $       580,085
                                                ---------------
                                                      1,319,165
                                                ---------------
               MACHINERY -- 3.2%
        2,791  Alamo Group, Inc.                        389,596
        5,241  Albany International Corp.,
                  Class A                               364,354
        7,587  Barnes Group, Inc.                       364,707
        1,600  Chart Industries, Inc. (a)               192,176
       11,858  Gorman-Rupp (The) Co.                    373,527
       26,436  Greenbrier (The) Cos., Inc.              956,454
       27,569  Meritor, Inc. (a)                        711,556
       16,126  Mueller Industries, Inc.                 550,703
       31,077  Mueller Water Products, Inc.,
                  Class A                               372,613
        3,460  SPX Corp. (a)                            178,917
       14,575  Trinity Industries, Inc.                 405,331
                                                ---------------
                                                      4,859,934
                                                ---------------
               MARINE -- 0.5%
       13,508  Matson, Inc.                             807,778
                                                ---------------
               MEDIA -- 2.4%
       21,511  AMC Networks, Inc.,
                  Class A (a) (b)                     1,063,074
       37,027  E.W. Scripps (The) Co., Class A          548,370
       53,762  Gray Television, Inc. (a)                916,642
       68,946  TEGNA, Inc.                            1,105,204
                                                ---------------
                                                      3,633,290
                                                ---------------
               METALS & MINING -- 1.7%
       25,821  Arconic Corp. (a)                        650,689
        2,961  Materion Corp.                           201,910
       36,087  Warrior Met Coal, Inc.                   830,723
       18,732  Worthington Industries, Inc.             980,433
                                                ---------------
                                                      2,663,755
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.6%
       34,439  Apollo Commercial Real Estate
                  Finance, Inc.                         385,028
       27,131  Arbor Realty Trust, Inc.                 386,888
       75,434  Broadmark Realty Capital, Inc.           776,216
       37,531  Chimera Investment Corp.                 379,063
       57,890  Ladder Capital Corp.                     569,059
                                                ---------------
                                                      2,496,254
                                                ---------------
               MULTI-UTILITIES -- 0.5%
       19,167  Avista Corp.                             718,379
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.5%
       12,667  CVR Energy, Inc.                         216,606
       11,743  Delek US Holdings, Inc.                  220,299
       31,796  Murphy Oil Corp.                         393,316
       37,480  PDC Energy, Inc. (a)                     813,691
       13,582  Renewable Energy Group,
                  Inc. (a)                            1,216,947
       30,867  World Fuel Services Corp.                944,221
                                                ---------------
                                                      3,805,080
                                                ---------------

Page 86                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS -- 0.9%
       17,886  Domtar Corp.                     $       536,044
       23,917  Schweitzer-Mauduit
                  International, Inc.                   888,277
                                                ---------------
                                                      1,424,321
                                                ---------------
               PERSONAL PRODUCTS -- 1.0%
       22,250  Edgewell Personal Care Co.               743,150
        3,118  Inter Parfums, Inc.                      193,877
       10,364  Nu Skin Enterprises, Inc.,
                  Class A                               599,765
                                                ---------------
                                                      1,536,792
                                                ---------------
               PHARMACEUTICALS -- 0.7%
       27,581  Prestige Consumer Healthcare,
                  Inc. (a)                            1,103,240
                                                ---------------
               PROFESSIONAL SERVICES -- 0.7%
       21,273  CBIZ, Inc. (a)                           551,183
        7,619  ICF International, Inc.                  587,654
                                                ---------------
                                                      1,138,837
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.1%
       38,130  Forestar Group, Inc. (a)                 819,414
       31,650  Kennedy-Wilson Holdings, Inc.            544,064
       10,336  Marcus & Millichap, Inc. (a)             369,305
                                                ---------------
                                                      1,732,783
                                                ---------------
               ROAD & RAIL -- 2.1%
       53,136  Heartland Express, Inc.                  997,363
       44,654  Marten Transport Ltd.                    707,766
        9,165  Ryder System, Inc.                       573,637
       46,460  Schneider National, Inc.,
                  Class B                               975,660
                                                ---------------
                                                      3,254,426
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.6%
       13,208  Axcelis Technologies, Inc. (a)           452,242
       12,353  Ultra Clean Holdings, Inc. (a)           476,826
                                                ---------------
                                                        929,068
                                                ---------------
               SOFTWARE -- 0.6%
        6,340  InterDigital, Inc.                       407,091
       17,122  Teradata Corp. (a)                       460,582
                                                ---------------
                                                        867,673
                                                ---------------
               SPECIALTY RETAIL -- 2.8%
        3,885  Asbury Automotive Group,
                  Inc. (a)                              554,040
       10,628  Bed Bath & Beyond, Inc. (b)              375,487
       19,387  Buckle (The), Inc.                       762,297
        7,335  Group 1 Automotive, Inc.               1,009,442
        3,540  Monro, Inc.                              206,984
        6,438  ODP (The) Corp.                          274,838
       43,417  Sally Beauty Holdings, Inc. (a)          655,597
       15,030  Urban Outfitters, Inc. (a)               412,273
                                                ---------------
                                                      4,250,958
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       20,476  NCR Corp. (a)                    $       683,079
       24,305  Super Micro Computer, Inc. (a)           753,455
                                                ---------------
                                                      1,436,534
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.5%
       15,088  Axos Financial, Inc. (a)                 587,678
       15,099  Capitol Federal Financial, Inc.          187,530
       30,194  Northwest Bancshares, Inc.               384,973
       31,524  Provident Financial Services,
                  Inc.                                  583,824
        8,360  Walker & Dunlop, Inc.                    688,195
       37,364  Washington Federal, Inc.                 978,190
        8,572  WSFS Financial Corp.                     368,339
                                                ---------------
                                                      3,778,729
                                                ---------------
               TOBACCO -- 0.6%
       19,787  Universal Corp.                          907,630
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 3.9%
        4,929  Applied Industrial Technologies,
                  Inc.                                  346,952
        4,694  Beacon Roofing Supply, Inc. (a)          186,681
       20,118  Boise Cascade Co.                        958,220
       11,564  GATX Corp.                             1,073,139
       18,575  GMS, Inc. (a)                            538,489
        8,523  Herc Holdings, Inc. (a)                  545,302
       18,576  Rush Enterprises, Inc., Class A          780,006
        5,258  Systemax, Inc.                           202,065
       19,824  Triton International Ltd.                918,644
        4,900  WESCO International, Inc. (a)            372,939
                                                ---------------
                                                      5,922,437
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.3%
       51,789  Telephone and Data Systems,
                  Inc.                                  971,044
       31,336  United States Cellular Corp. (a)         977,056
                                                ---------------
                                                      1,948,100
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          153,231,744
               (Cost $138,774,469)              ---------------

               MONEY MARKET FUNDS -- 1.9%
    2,877,834  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       2,877,834
               (Cost $2,877,834)                ---------------

               TOTAL INVESTMENTS -- 101.8%          156,109,578
               (Cost $141,652,303) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.8)%              (2,742,901)
                                                ---------------
               NET ASSETS -- 100.0%             $   153,366,677
                                                ===============

                        See Notes to Financial Statements                Page 87


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,589,604 and the total value of the collateral held by the Fund is $2,877,834.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,175,218 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,717,943. The net unrealized appreciation was $14,457,275.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  153,231,744   $          --   $         --
Money Market
   Funds                2,877,834              --             --
                   ---------------------------------------------
Total Investments  $  156,109,578   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,589,604
Non-cash Collateral(2)                               (2,589,604)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 88                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
       13,548  AeroVironment, Inc. (a)          $     1,554,904
       42,925  Kratos Defense & Security
                  Solutions, Inc. (a)                 1,139,229
       51,833  Maxar Technologies, Inc.               2,170,248
                                                ---------------
                                                      4,864,381
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       51,060  Air Transport Services Group,
                  Inc. (a)                            1,297,435
       29,338  Atlas Air Worldwide Holdings,
                  Inc. (a)                            1,520,295
                                                ---------------
                                                      2,817,730
                                                ---------------
               AUTO COMPONENTS -- 0.8%
       95,935  American Axle & Manufacturing
                  Holdings, Inc. (a)                    845,187
       17,230  Patrick Industries, Inc.               1,189,904
       19,843  Workhorse Group, Inc. (a) (b)            681,012
                                                ---------------
                                                      2,716,103
                                                ---------------
               AUTOMOBILES -- 0.4%
       19,648  Winnebago Industries, Inc.             1,356,891
                                                ---------------
               BANKS -- 1.8%
        5,644  City Holding Co.                         389,718
       10,954  Independent Bank Corp.                   822,426
        7,329  Lakeland Financial Corp.                 430,212
       24,423  National Bank Holdings Corp.,
                  Class A                               812,553
        9,742  ServisFirst Bancshares, Inc.             400,202
        9,696  Stock Yards Bancorp, Inc.                438,259
       77,774  Umpqua Holdings Corp.                  1,128,501
       62,358  Veritex Holdings, Inc.                 1,593,871
                                                ---------------
                                                      6,015,742
                                                ---------------
               BIOTECHNOLOGY -- 7.9%
       61,639  Arcus Biosciences, Inc. (a)            2,140,723
       27,608  CareDx, Inc. (a)                       2,110,079
       46,035  Coherus Biosciences, Inc. (a)            865,458
       18,887  Cytokinetics, Inc. (a)                   371,507
       19,102  Denali Therapeutics, Inc. (a)          1,308,487
       17,817  Dicerna Pharmaceuticals,
                  Inc. (a)                              400,348
       28,529  Editas Medicine, Inc. (a)              1,750,254
       18,547  Heron Therapeutics, Inc. (a)             321,976
       36,767  Intellia Therapeutics, Inc. (a)        2,302,350
       34,457  Ironwood Pharmaceuticals,
                  Inc. (a)                              352,151
       17,169  MacroGenics, Inc. (a)                    350,934
       30,068  Mersana Therapeutics, Inc. (a)           573,096
      120,046  NantKwest, Inc. (a) (b)                2,265,868
       35,278  REGENXBIO, Inc. (a)                    1,458,040
      128,176  Sangamo Therapeutics, Inc. (a)         1,750,884
       30,763  TG Therapeutics, Inc. (a)              1,484,930
       86,823  Translate Bio, Inc. (a)                2,073,333
       43,203  Travere Therapeutics, Inc. (a)         1,090,876
       14,155  Twist Bioscience Corp. (a)             2,329,064
       24,057  Veracyte, Inc. (a)                     1,364,032
                                                ---------------
                                                     26,664,390
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS -- 1.7%
       14,301  CSW Industrials, Inc.            $     1,666,352
       22,240  Gibraltar Industries, Inc. (a)         1,993,371
       19,260  Griffon Corp.                            432,580
       78,672  PGT Innovations, Inc. (a)              1,629,297
                                                ---------------
                                                      5,721,600
                                                ---------------
               CAPITAL MARKETS -- 3.7%
       31,788  Artisan Partners Asset
                  Management, Inc., Class A           1,538,539
       16,222  Assetmark Financial Holdings,
                  Inc. (a)                              373,431
      103,744  Brightsphere Investment Group,
                  Inc.                                1,901,628
       36,786  Focus Financial Partners, Inc.,
                  Class A (a)                         1,750,278
        5,030  Hamilton Lane, Inc., Class A             379,111
       25,182  Moelis & Co., Class A                  1,251,797
       26,578  PJT Partners, Inc., Class A            1,833,616
       27,639  StoneX Group, Inc. (a)                 1,479,239
        9,215  Virtus Investment Partners, Inc.       1,935,150
                                                ---------------
                                                     12,442,789
                                                ---------------
               CHEMICALS -- 0.8%
      190,686  Amyris, Inc. (a) (b)                   1,792,448
       33,829  GCP Applied Technologies,
                  Inc. (a)                              838,621
                                                ---------------
                                                      2,631,069
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
       15,147  Brady Corp., Class A                     695,399
       22,223  Brink's (The) Co.                      1,514,053
       22,021  US Ecology, Inc. (a)                     726,693
                                                ---------------
                                                      2,936,145
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.9%
       67,209  Calix, Inc. (a)                        2,029,712
      149,268  CommScope Holding Co.,
                  Inc. (a)                            2,192,747
      190,859  Infinera Corp. (a)                     1,879,961
      103,436  Inseego Corp. (a) (b)                  1,899,085
       59,200  Plantronics, Inc.                      1,877,824
                                                ---------------
                                                      9,879,329
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       38,287  Ameresco, Inc., Class A (a)            2,147,518
       22,360  Comfort Systems USA, Inc.              1,239,415
                                                ---------------
                                                      3,386,933
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.6%
      116,327  Forterra, Inc. (a)                     2,128,784
                                                ---------------
               CONSUMER FINANCE -- 0.1%
        9,896  PRA Group, Inc. (a)                      326,271
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
       67,234  O-I Glass, Inc.                          849,838
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.1%
       16,083  WW International, Inc. (a)               427,165
                                                ---------------

                        See Notes to Financial Statements                Page 89


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 2.9%
       55,832  Bloom Energy Corp.,
                  Class A (a)                   $     1,949,095
      110,460  GrafTech International Ltd.            1,071,462
       58,987  Plug Power, Inc. (a)                   3,726,209
       37,898  TPI Composites, Inc. (a)               2,270,469
        8,676  Vicor Corp. (a)                          750,821
                                                ---------------
                                                      9,768,056
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
       12,518  Badger Meter, Inc.                     1,148,025
       11,326  FARO Technologies, Inc. (a)              799,276
       49,010  nLight, Inc. (a)                       1,552,637
       10,227  Plexus Corp. (a)                         786,661
                                                ---------------
                                                      4,286,599
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
       76,961  ChampionX Corp. (a)                    1,176,734
      692,713  Transocean Ltd. (a) (b)                2,327,515
                                                ---------------
                                                      3,504,249
                                                ---------------
               ENTERTAINMENT -- 0.5%
       88,798  Glu Mobile, Inc. (a)                     782,310
       16,651  World Wrestling Entertainment,
                  Inc., Class A                         937,951
                                                ---------------
                                                      1,720,261
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.0%
       13,594  American Assets Trust, Inc.              375,602
       36,070  CareTrust REIT, Inc.                     810,132
        8,335  Community Healthcare Trust,
                  Inc.                                  372,741
       18,511  Essential Properties Realty
                  Trust, Inc.                           385,399
       13,187  Four Corners Property Trust,
                  Inc.                                  347,609
       22,900  Global Net Lease, Inc.                   368,919
       29,225  Independence Realty Trust, Inc.          388,108
       34,351  Industrial Logistics Properties
                  Trust                                 728,585
       10,921  Innovative Industrial
                  Properties, Inc.                    2,043,537
       26,432  iStar, Inc.                              401,238
       46,193  Monmouth Real Estate
                  Investment Corp.                      800,525
       10,894  National Storage Affiliates
                  Trust                                 398,067
        9,278  NexPoint Residential Trust, Inc.         366,203
       24,183  Piedmont Office Realty Trust,
                  Inc., Class A                         371,935
       16,244  Safehold, Inc.                         1,195,233
       68,207  Uniti Group, Inc.                        839,628
                                                ---------------
                                                     10,193,461
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.4%
      101,086  Rite Aid Corp. (a)                     2,657,551
       73,732  United Natural Foods, Inc. (a)         1,996,663
                                                ---------------
                                                      4,654,214
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS -- 0.5%
       42,461  B&G Foods, Inc. (b)              $     1,616,915
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.0%
       14,369  AtriCure, Inc. (a)                       836,707
       23,590  Axonics Modulation
                  Technologies, Inc. (a)              1,219,603
        8,971  Cardiovascular Systems, Inc. (a)         403,605
       56,720  Cerus Corp. (a)                          373,785
       26,836  CryoPort, Inc. (a)                     1,830,215
       80,646  GenMark Diagnostics, Inc. (a)          1,113,721
       15,646  Glaukos Corp. (a)                      1,387,644
       10,988  Heska Corp. (a)                        1,838,952
       63,000  Meridian Bioscience, Inc. (a)          1,392,300
       21,211  Merit Medical Systems, Inc. (a)        1,148,575
        2,794  Mesa Laboratories, Inc.                  774,329
       19,284  Shockwave Medical, Inc. (a)            2,237,715
       12,705  Silk Road Medical, Inc. (a)              692,804
       32,871  SmileDirectClub, Inc. (a)                436,527
       29,787  Vapotherm, Inc. (a)                    1,029,141
                                                ---------------
                                                     16,715,623
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 6.2%
       13,663  Addus HomeCare Corp. (a)               1,537,771
       11,108  CorVel Corp. (a)                       1,097,693
       55,677  Covetrus, Inc. (a)                     1,896,915
       27,432  Ensign Group (The), Inc.               2,147,377
       47,984  MEDNAX, Inc. (a)                       1,308,524
      102,312  Option Care Health, Inc. (a)           1,890,726
       73,945  Owens & Minor, Inc.                    2,150,321
       54,005  Patterson Cos., Inc.                   1,710,878
       30,621  PetIQ, Inc. (a)                        1,061,324
       47,187  Progyny, Inc. (a)                      2,206,936
       83,270  R1 RCM, Inc. (a)                       2,100,902
       40,883  RadNet, Inc. (a)                         732,214
        9,792  US Physical Therapy, Inc.              1,178,369
                                                ---------------
                                                     21,019,950
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 3.0%
      124,779  Evolent Health, Inc.,
                  Class A (a)                         2,129,978
       27,050  Health Catalyst, Inc. (a)              1,343,844
       87,728  NextGen Healthcare, Inc. (a)           1,735,260
       29,490  Phreesia, Inc. (a)                     1,925,402
       11,123  Simulations Plus, Inc.                   880,274
       48,162  Vocera Communications,
                  Inc. (a)                            2,116,720
                                                ---------------
                                                     10,131,478
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.9%
       12,691  Jack in the Box, Inc.                  1,194,731
       38,567  Scientific Games Corp. (a)             1,512,598
       13,892  Shake Shack, Inc., Class A (a)         1,575,630
       23,464  Six Flags Entertainment Corp.            802,469
       26,248  Wyndham Destinations, Inc.             1,161,211
                                                ---------------
                                                      6,246,639
                                                ---------------

Page 90                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES -- 1.8%
        2,236  Cavco Industries, Inc. (a)       $       421,844
       11,548  Installed Building Products,
                  Inc. (a)                            1,211,732
        9,967  iRobot Corp. (a)                       1,197,037
       25,858  Skyline Champion Corp. (a)               869,604
       85,515  Sonos, Inc. (a)                        2,236,217
                                                ---------------
                                                      5,936,434
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
       32,410  Central Garden & Pet Co.,
                  Class A (a)                         1,263,990
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.6%
       44,321  Sunnova Energy International,
                  Inc. (a)                            1,943,476
                                                ---------------
               INSURANCE -- 1.4%
        5,558  eHealth, Inc. (a)                        265,950
       16,034  Goosehead Insurance, Inc.,
                  Class A                             2,142,142
        4,420  Palomar Holdings, Inc. (a)               440,188
       16,709  Trupanion, Inc. (a)                    1,874,750
                                                ---------------
                                                      4,723,030
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
       89,237  ANGI Homeservices, Inc.,
                  Class A (a)                         1,247,533
       10,508  EverQuote, Inc., Class A (a)             473,491
                                                ---------------
                                                      1,721,024
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.5%
       61,544  1-800-Flowers.com, Inc.,
                  Class A (a)                         1,891,247
       81,894  RealReal (The), Inc. (a)               1,939,250
       22,317  Shutterstock, Inc.                     1,450,382
       34,064  Stitch Fix, Inc., Class A (a)          3,251,068
                                                ---------------
                                                      8,531,947
                                                ---------------
               IT SERVICES -- 2.7%
        8,706  CSG Systems International, Inc.          375,142
       20,347  EVERTEC, Inc.                            706,041
       13,831  ExlService Holdings, Inc. (a)          1,060,561
       45,585  NIC, Inc.                              1,227,148
       16,788  Perficient, Inc. (a)                     916,793
       43,210  Repay Holdings Corp. (a)                 957,101
       97,961  Sabre Corp.                            1,056,020
       27,429  TTEC Holdings, Inc.                    2,073,084
       59,618  Verra Mobility Corp. (a)                 763,110
                                                ---------------
                                                      9,135,000
                                                ---------------
               LEISURE PRODUCTS -- 2.2%
       49,043  Callaway Golf Co.                      1,367,809
       18,859  Malibu Boats, Inc., Class A (a)        1,322,205
       90,150  Smith & Wesson Brands, Inc.            1,492,884
       12,297  Sturm Ruger & Co., Inc.                  779,138
       84,181  Vista Outdoor, Inc. (a)                2,455,560
                                                ---------------
                                                      7,417,596
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.3%
       16,975  Luminex Corp.                    $       476,828
       23,926  NanoString Technologies,
                  Inc. (a)                            1,675,538
       34,413  Quanterix Corp. (a)                    2,227,897
                                                ---------------
                                                      4,380,263
                                                ---------------
               MACHINERY -- 3.5%
       28,869  Altra Industrial Motion Corp.          1,484,155
       13,824  Astec Industries, Inc.                   822,113
        9,178  Douglas Dynamics, Inc.                   374,463
        7,753  ESCO Technologies, Inc.                  737,155
       43,644  Evoqua Water Technologies
                  Corp. (a)                           1,189,299
       24,121  Federal Signal Corp.                     788,516
       11,560  Franklin Electric Co., Inc.              802,495
       22,097  Helios Technologies, Inc.              1,205,391
        8,354  Kadant, Inc.                           1,194,204
       12,453  Lindsay Corp.                          1,741,303
        5,590  Tennant Co.                              378,723
        9,676  Watts Water Technologies, Inc.,
                  Class A                             1,161,797
                                                ---------------
                                                     11,879,614
                                                ---------------
               MEDIA -- 1.0%
       11,208  Cardlytics, Inc. (a)                   1,370,402
       27,070  TechTarget, Inc. (a)                   2,022,129
                                                ---------------
                                                      3,392,531
                                                ---------------
               METALS & MINING -- 0.9%
      193,254  Coeur Mining, Inc. (a)                 1,748,949
       19,107  Commercial Metals Co.                    376,217
       12,960  Compass Minerals International,
                  Inc.                                  755,049
                                                ---------------
                                                      2,880,215
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
       52,333  Colony Credit Real Estate, Inc.          413,431
       25,228  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        1,492,236
       21,903  KKR Real Estate Finance Trust,
                  Inc.                                  374,980
      106,366  New York Mortgage Trust, Inc.            396,745
       44,704  Redwood Trust, Inc.                      383,560
                                                ---------------
                                                      3,060,952
                                                ---------------
               MULTILINE RETAIL -- 0.5%
       27,430  Big Lots, Inc.                         1,637,022
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.2%
       21,328  Cimarex Energy Co.                       899,615
       89,814  Comstock Resources, Inc. (a)             408,654
       55,592  Magnolia Oil & Gas Corp.,
                  Class A (a)                           470,864
      119,412  Range Resources Corp. (a)              1,099,784
      268,484  Southwestern Energy Co. (a)            1,012,185
                                                ---------------
                                                      3,891,102
                                                ---------------

                        See Notes to Financial Statements                Page 91


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 1.1%
       63,526  elf Beauty, Inc. (a)             $     1,382,326
        8,152  Medifast, Inc.                         1,913,030
        5,087  USANA Health Sciences, Inc. (a)          421,000
                                                ---------------
                                                      3,716,356
                                                ---------------
               PHARMACEUTICALS -- 2.9%
       19,515  Amphastar Pharmaceuticals,
                  Inc. (a)                              354,783
       18,844  Arvinas, Inc. (a)                      1,421,591
       76,461  Corcept Therapeutics, Inc. (a)         2,160,788
      278,580  Endo International PLC (a)             2,028,062
       31,680  Innoviva, Inc. (a)                       380,477
       38,867  NGM Biopharmaceuticals,
                  Inc. (a)                              997,327
        6,559  Pacira BioSciences, Inc. (a)             433,419
       28,234  Revance Therapeutics, Inc. (a)           718,273
       31,800  Supernus Pharmaceuticals,
                  Inc. (a)                              934,602
       22,089  Theravance Biopharma, Inc. (a)           411,739
                                                ---------------
                                                      9,841,061
                                                ---------------
               PROFESSIONAL SERVICES -- 0.7%
       57,944  Upwork, Inc. (a)                       2,401,779
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 2.3%
       31,690  eXp World Holdings, Inc. (a)           3,377,837
      152,453  Realogy Holdings Corp. (a)             2,164,833
       47,121  St Joe (The) Co.                       2,096,884
                                                ---------------
                                                      7,639,554
                                                ---------------
               ROAD & RAIL -- 0.5%
       42,900  Avis Budget Group, Inc. (a)            1,773,486
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.7%
       19,694  ACM Research, Inc., Class A (a)        1,772,460
       17,430  Ambarella, Inc. (a)                    1,644,695
       25,876  CEVA, Inc. (a)                         1,521,250
       46,494  FormFactor, Inc. (a)                   1,900,210
       41,900  MaxLinear, Inc. (a)                    1,315,241
       24,761  Onto Innovation, Inc. (a)              1,338,332
       18,171  PDF Solutions, Inc. (a)                  351,063
       45,824  Rambus, Inc. (a)                         870,427
       14,299  SiTime Corp. (a)                       1,745,193
                                                ---------------
                                                     12,458,871
                                                ---------------
               SOFTWARE -- 8.8%
       58,029  8x8, Inc. (a)                          2,045,522
       20,239  Altair Engineering, Inc.,
                  Class A (a)                         1,131,967
        6,542  Appfolio, Inc., Class A (a)              999,683
       12,338  Appian Corp. (a) (b)                   2,695,359
      104,448  Avaya Holdings Corp. (a)               2,322,924
        7,444  Bottomline Technologies DE,
                  Inc. (a)                              355,674
       19,905  Cerence, Inc. (a)                      2,227,569
       21,268  CommVault Systems, Inc. (a)            1,335,205
       18,167  Cornerstone OnDemand, Inc. (a)           743,030

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       35,362  Digital Turbine, Inc. (a)        $     2,023,060
       31,368  Domo, Inc., Class B (a)                1,988,418
       11,001  Model N, Inc. (a)                        373,814
       38,372  PagerDuty, Inc. (a)                    1,869,868
       17,702  Progress Software Corp.                  711,266
       15,758  PROS Holdings, Inc. (a)                  664,042
       35,238  Sprout Social, Inc., Class A (a)       2,325,708
       25,657  Upland Software, Inc. (a)              1,223,582
       21,830  Workiva, Inc. (a)                      2,127,770
       56,338  Xperi Holding Corp.                    1,085,070
       24,965  Yext, Inc. (a)                           421,160
       57,436  Zuora, Inc., Class A (a)                 847,181
                                                ---------------
                                                     29,517,872
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
      129,379  At Home Group, Inc. (a)                3,152,966
       30,711  Camping World Holdings, Inc.,
                  Class A                             1,049,088
      153,744  Michaels (The) Cos., Inc. (a)          2,383,032
       25,998  National Vision Holdings,
                  Inc. (a)                            1,205,527
       41,791  Rent-A-Center, Inc.                    1,809,551
       24,434  Sleep Number Corp. (a)                 2,632,519
                                                ---------------
                                                     12,232,683
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
       31,920  Crocs, Inc. (a)                        2,235,038
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       51,420  Columbia Financial, Inc. (a)             792,896
       49,072  Flagstar Bancorp, Inc.                 2,102,735
       64,460  Mr. Cooper Group, Inc. (a)             1,755,246
       35,324  NMI Holdings, Inc., Class A (a)          749,222
                                                ---------------
                                                      5,400,099
                                                ---------------
               TOBACCO -- 0.2%
       68,678  Vector Group Ltd.                        806,280
                                                ---------------
               WATER UTILITIES -- 0.6%
       14,811  California Water Service Group           809,273
        5,419  Middlesex Water Co.                      431,352
       11,533  SJW Group                                763,139
                                                ---------------
                                                      2,003,764
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         336,843,644
               (Cost $262,062,334)              ---------------

               MONEY MARKET FUNDS -- 2.9%
    9,913,408  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.03% (c) (d)                       9,913,408
               (Cost $9,913,408)                ---------------

               TOTAL INVESTMENTS -- 102.9%          346,757,052
               (Cost $271,975,742) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.9)%              (9,854,896)
                                                ---------------
               NET ASSETS -- 100.0%             $   336,902,156
                                                ===============

Page 92                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,737,580 and the total value of the collateral held by the
      Fund is $9,913,408.

(c)   Rate shown reflects yield as of January 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $77,637,341 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,856,031. The net unrealized appreciation was $74,781,310.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  336,843,644   $          --   $         --
Money Market
   Funds                9,913,408              --             --
                   ---------------------------------------------
Total Investments  $  346,757,052   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     9,737,580
Non-cash Collateral(2)                               (9,737,580)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2)   At January 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,009,444,512    $    809,504,557    $    758,185,062
Cash................................................................                 --                  --                  --
Receivables:
      Capital shares sold...........................................                 --                  --           8,282,174
      Investment securities sold....................................                 --                  --                  --
      Dividends.....................................................            781,217             240,438             242,167
      Securities lending income.....................................              9,966               2,661              37,244
Prepaid expenses....................................................              4,812               3,226               2,238
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................      1,010,240,507         809,750,882         766,748,885
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment securities purchased...............................                 --                  --           8,266,341
      Collateral for securities on loan.............................          2,138,350           6,159,476          17,729,005
      Investment advisory fees......................................            446,949             340,033             303,719
      Shareholder reporting fees....................................             56,878              46,318              31,670
      Licensing fees................................................             34,823              24,917              20,507
      Audit and tax fees............................................             14,098              14,044              14,109
      Trustees' fees................................................                900                 815                 753
Other liabilities...................................................            182,411             885,894             108,837
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................          2,874,409           7,471,497          26,474,941
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,007,366,098    $    802,279,385    $    740,273,944
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,099,987,752    $    852,471,332    $    819,652,662
Par value...........................................................            136,500              94,500              91,500
Accumulated distributable earnings (loss)...........................        (92,758,154)        (50,286,447)        (79,470,218)
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,007,366,098    $    802,279,385    $    740,273,944
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          73.80    $          84.90    $          80.90
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         13,650,002           9,450,002           9,150,002
                                                                       ================    ================    ================
Investments, at cost................................................   $    855,080,374    $    664,420,749    $    607,402,424
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      2,045,393    $      5,908,256    $     16,508,369
                                                                       ================    ================    ================


Page 94                 See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    777,380,570    $  1,044,842,636    $     71,601,264    $    210,177,763    $     54,285,698    $    496,471,132
              --                  --                  --                  --             196,252             606,517

              --                  --                  --                  --                  --           6,779,544
              --           4,814,780                  --                  --                  --                  --
         974,627             231,676              13,500              33,887              27,366              22,007
           8,549                 165               1,421               2,482                  51               4,507
           2,667               7,073                 255               1,223                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     778,366,413       1,049,896,330          71,616,440         210,215,355          54,509,367         503,883,707
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

              --           4,824,003                  --                  --                  --                  --
              --                  --                  --                  --                  --           6,772,954
       1,974,538           2,335,850             372,254           2,332,567                  --           8,680,412
         333,109             473,108              31,845              91,241              30,486             294,324
          54,502              39,906               8,693              12,162                  --                  --
          26,299              37,611               2,848               7,638                  --                  --
          14,188              14,291              13,859              14,048                  --                  --
             861                 804                 706                 714                  --                  --
         135,158             185,971              26,432              41,158              87,097                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,538,655           7,911,544             456,637           2,499,528             117,583          15,747,690
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    775,827,758    $  1,041,984,786    $     71,159,803    $    207,715,827    $     54,391,784    $    488,136,017
================    ================    ================    ================    ================    ================

$    996,787,467    $    832,590,754    $    102,163,467    $    163,095,790    $     77,553,212    $    375,381,294
         139,500             108,000              12,000              19,500              15,000              72,000
    (221,099,209)        209,286,032         (31,015,664)         44,600,537         (23,176,428)        112,682,723
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    775,827,758    $  1,041,984,786    $     71,159,803    $    207,715,827    $     54,391,784    $    488,136,017
================    ================    ================    ================    ================    ================
$          55.61    $          96.48    $          59.30    $         106.52    $          36.26    $          67.80
================    ================    ================    ================    ================    ================

      13,950,002          10,800,002           1,200,002           1,950,002           1,500,002           7,200,002
================    ================    ================    ================    ================    ================
$    704,381,358    $    840,890,248    $     63,132,497    $    156,377,825    $     49,762,943    $    392,939,253
================    ================    ================    ================    ================    ================
$      1,890,794    $      2,232,316    $        338,069    $      2,259,979    $             --    $      8,378,358
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)
                                                                       ----------------    ----------------
ASSETS:
Investments, at value...............................................   $    156,109,578    $    346,757,052
Cash................................................................            136,426             175,995
Receivables:
      Capital shares sold...........................................                 --                  --
      Investment securities sold....................................                 --                  --
      Dividends.....................................................             78,874              56,264
      Securities lending income.....................................              9,133              12,794
Prepaid expenses....................................................                 --                  --
                                                                       ----------------    ----------------
      Total Assets..................................................        156,334,011         347,002,105
                                                                       ----------------    ----------------

LIABILITIES:
Payables:
      Capital shares redeemed.......................................                 --                  --
      Investment securities purchased...............................                 --                  --
      Collateral for securities on loan.............................          2,877,834           9,913,408
      Investment advisory fees......................................             89,500             186,541
      Shareholder reporting fees....................................                 --                  --
      Licensing fees................................................                 --                  --
      Audit and tax fees............................................                 --                  --
      Trustees' fees................................................                 --                  --
Other liabilities...................................................                 --                  --
                                                                       ----------------    ----------------
      Total Liabilities.............................................          2,967,334          10,099,949
                                                                       ----------------    ----------------
NET ASSETS..........................................................   $    153,366,677    $    336,902,156
                                                                       ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $    168,188,546    $    348,560,820
Par value...........................................................             36,000              50,500
Accumulated distributable earnings (loss)...........................        (14,857,869)        (11,709,164)
                                                                       ----------------    ----------------
NET ASSETS..........................................................   $    153,366,677    $    336,902,156
                                                                       ================    ================
NET ASSET VALUE, per share..........................................   $          42.60    $          66.71
                                                                       ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          3,600,002           5,050,002
                                                                       ================    ================
Investments, at cost................................................   $    141,652,303    $    271,975,742
                                                                       ================    ================
Securities on loan, at value........................................   $      2,589,604    $      9,737,580
                                                                       ================    ================


Page 96                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $      8,320,512    $      5,573,429    $      3,885,758
Securities lending income (net of fees).............................             23,275              38,566             224,162
Foreign withholding tax.............................................               (376)             (4,595)             (4,565)
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................          8,343,411           5,607,400           4,105,355
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          2,435,488           1,676,679           1,301,625
Accounting and administration fees..................................            244,860             169,569             132,475
Licensing fees......................................................             52,491              37,315              29,814
Shareholder reporting fees..........................................             52,154              40,917              29,522
Custodian fees......................................................             45,385              30,260              31,505
Transfer agent fees.................................................             24,288              16,816              13,052
Legal fees..........................................................             12,693               7,930               5,216
Audit and tax fees..................................................             11,184              11,184              11,184
Trustees' fees and expenses.........................................              3,740               3,590               3,502
Listing fees........................................................              2,835               2,595               1,996
Other expenses......................................................             13,227               8,798               6,532
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          2,898,345           2,005,653           1,566,423
      Less fees waived and expenses reimbursed by the investment
         advisor ...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Net expenses..................................................          2,898,345           2,005,653           1,566,423
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................          5,445,066           3,601,747           2,538,932
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................         12,504,099           9,341,854          17,556,914
      In-kind redemptions...........................................         76,864,990          65,645,237          49,775,165
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................         89,369,089          74,987,091          67,332,079
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.         74,169,726         105,040,167         121,464,972
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        163,538,815         180,027,258         188,797,051
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    168,983,881    $    183,629,005    $    191,335,983
                                                                       ================    ================    ================


                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $      9,555,645    $      3,079,977    $        778,525
Securities lending income (net of fees).............................             26,444               3,362               7,013
Foreign withholding tax.............................................                 --                  --                (446)
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................          9,582,089           3,083,339             785,092
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          1,750,740           2,644,839             152,681
Accounting and administration fees..................................            176,475             263,537              17,209
Licensing fees......................................................             38,796              56,678               6,835
Shareholder reporting fees..........................................             44,868              46,775               8,674
Custodian fees......................................................             30,259              43,311              16,298
Transfer agent fees.................................................             17,559              25,884               1,531
Legal fees..........................................................              8,862              12,324                 719
Audit and tax fees..................................................             11,184              11,184              11,184
Trustees' fees and expenses.........................................              3,610               3,750               3,349
Listing fees........................................................              2,822               2,662               3,313
Other expenses......................................................             10,772              10,519               1,949
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          2,095,947           3,121,463             223,742
      Less fees waived and expenses reimbursed by the investment
         advisor ...................................................                 --                  --             (10,032)
                                                                       ----------------    ----------------    ----------------
      Net expenses..................................................          2,095,947           3,121,463             213,710
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................          7,486,142             (38,124)            571,382
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................         11,673,826          (1,766,664)          1,731,691
      In-kind redemptions...........................................          5,256,705         199,482,607           1,154,867
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................         16,930,531         197,715,943           2,886,558
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.        107,310,154         (19,686,422)         11,537,866
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        124,240,685         178,029,521          14,424,424
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    131,726,827    $    177,991,397    $     14,995,806
                                                                       ================    ================    ================


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

Page 98                 See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP
     GROWTH              VALUE               GROWTH              VALUE               GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)
----------------    ----------------    ----------------    ----------------    ----------------

$        612,326    $        469,648    $      1,437,769    $      1,007,642    $        687,017
          27,938               3,282              42,645              30,333             107,184
              --                (503)                 --              (1,131)                 --
----------------    ----------------    ----------------    ----------------    ----------------
         640,264             472,427           1,480,414           1,036,844             794,201
----------------    ----------------    ----------------    ----------------    ----------------

         477,968             133,520 (a)       1,463,513 (a)         315,555 (a)         701,907 (a)
          49,889                  --                  --                  --                  --
          13,341                  --                  --                  --                  --
          13,278                  --                  --                  --                  --
          19,106                  --                  --                  --                  --
           4,792                  --                  --                  --                  --
           2,108                  --                  --                  --                  --
          11,184                  --                  --                  --                  --
           3,399                  --                  --                  --                  --
           3,335                  --                  --                  --                  --
           2,871                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------
         601,271             133,520           1,463,513             315,555             701,907

              --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------
         601,271             133,520           1,463,513             315,555             701,907
----------------    ----------------    ----------------    ----------------    ----------------
          38,993             338,907              16,901             721,289              92,294
----------------    ----------------    ----------------    ----------------    ----------------

        (144,330)           (702,771)          3,164,285           1,075,889           8,512,173
      34,320,739           1,143,445          86,657,485          10,050,489          23,960,805
----------------    ----------------    ----------------    ----------------    ----------------
      34,176,409             440,674          89,821,770          11,126,378          32,472,978
----------------    ----------------    ----------------    ----------------    ----------------
      14,272,747           8,660,387          29,126,497          14,076,727          49,599,500
----------------    ----------------    ----------------    ----------------    ----------------
      48,449,156           9,101,061         118,948,267          25,203,105          82,072,478
----------------    ----------------    ----------------    ----------------    ----------------

$     48,488,149    $      9,439,968    $    118,965,168    $     25,924,394    $     82,164,772
================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                      FIRST TRUST
                                                                      LARGE CAP CORE                    MID CAP CORE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FEX)                            (FNX)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2021        Year Ended      1/31/2021        Year Ended
                                                               (Unaudited)       7/31/2020      (Unaudited)       7/31/2020
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)................................  $    5,445,066   $   17,509,928  $    3,601,747   $    9,831,102
Net realized gain (loss)....................................      89,369,089      (10,784,655)     74,987,091      (71,357,094)
Net change in unrealized appreciation (depreciation)........      74,169,726      (46,535,745)    105,040,167      (23,184,194)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations..........................................     168,983,881      (39,810,472)    183,629,005      (84,710,186)
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................      (6,264,541)     (18,540,837)     (5,220,321)     (11,195,657)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................     169,867,253      240,421,955     212,551,904        6,753,067
Cost of shares redeemed.....................................    (250,200,321)    (691,769,709)   (178,593,656)    (208,111,148)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................     (80,333,068)    (451,347,754)     33,958,248     (201,358,081)
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets.....................      82,386,272     (509,699,063)    212,366,932     (297,263,924)

NET ASSETS:
Beginning of period.........................................     924,979,826    1,434,678,889     589,912,453      887,176,377
                                                              --------------   --------------  --------------   --------------
End of period...............................................  $1,007,366,098   $  924,979,826  $  802,279,385   $  589,912,453
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................      14,850,002       23,100,002       9,100,002       12,700,002
Shares sold.................................................       2,250,000        3,700,000       2,900,000          100,000
Shares redeemed.............................................      (3,450,000)     (11,950,000)     (2,550,000)      (3,700,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period...........................      13,650,002       14,850,002       9,450,002        9,100,002
                                                              ==============   ==============  ==============   ==============


Page 100                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                        FIRST TRUST                    FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2021        Year Ended      1/31/2021        Year Ended      1/31/2021        Year Ended      1/31/2021        Year Ended
  (Unaudited)       7/31/2020      (Unaudited)       7/31/2020      (Unaudited)       7/31/2020      (Unaudited)        7/31/20
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    2,538,932   $    4,460,056  $    7,486,142   $   19,367,531  $      (38,124)  $    7,413,475  $      571,382   $    1,323,010
     67,332,079      (87,384,504)     16,930,531     (106,433,068)    197,715,943       41,472,460       2,886,558       (9,388,387)
    121,464,972       13,740,440     107,310,154      (56,133,633)    (19,686,422)      80,486,123      11,537,866       (2,828,463)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    191,335,983      (69,184,008)    131,726,827     (143,199,170)    177,991,397      129,372,058      14,995,806      (10,893,840)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (2,707,671)      (5,394,021)     (8,476,451)     (23,055,097)       (444,000)      (8,241,982)       (648,111)      (1,551,937)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    277,717,772       32,895,792      65,693,934       25,870,706     544,746,266      230,961,993      10,973,112               --
   (123,542,539)    (163,765,527)    (30,132,443)    (409,169,376)   (669,455,861)    (404,670,821)     (5,548,337)     (20,467,579)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    154,175,233     (130,869,735)     35,561,491     (383,298,670)   (124,709,595)    (173,708,828)      5,424,775      (20,467,579)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    342,803,545     (205,447,764)    158,811,867     (549,552,937)     52,837,802      (52,578,752)     19,772,470      (32,913,356)

    397,470,399      602,918,163     617,015,891    1,166,568,828     989,146,984    1,041,725,736      51,387,333       84,300,689
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  740,273,944   $  397,470,399  $  775,827,758   $  617,015,891  $1,041,984,786   $  989,146,984  $   71,159,803   $   51,387,333
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

      7,100,002        9,750,002      13,300,002       22,100,002      12,050,002       14,600,002       1,100,002        1,550,002
      4,050,000          600,000       1,250,000          500,000       6,050,000        3,000,000         200,000               --
     (2,000,000)      (3,250,000)       (600,000)      (9,300,000)     (7,300,000)      (5,550,000)       (100,000)        (450,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,150,002        7,100,002      13,950,002       13,300,002      10,800,002       12,050,002       1,200,002        1,100,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                      FIRST TRUST
                                                                     MULTI CAP GROWTH                   MID CAP VALUE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FAD)                            (FNK)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2021        Year Ended      1/31/2021        Year Ended
                                                               (Unaudited)       7/31/2020      (Unaudited)       7/31/2020
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)................................  $       38,993   $      951,302  $      338,907   $      931,139
Net realized gain (loss)....................................      34,176,409          500,664         440,674       (8,378,179)
Net change in unrealized appreciation (depreciation)........      14,272,747       10,219,297       8,660,387       (2,884,268)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations..........................................      48,488,149       11,671,263       9,439,968      (10,331,308)
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................        (257,401)      (1,097,351)       (398,576)      (1,096,681)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................      86,228,635       66,588,015      18,458,870       21,058,255
Cost of shares redeemed.....................................     (97,110,219)     (92,750,744)     (7,744,768)     (30,467,047)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................     (10,881,584)     (26,162,729)     10,714,102       (9,408,792)
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets.....................      37,349,164      (15,588,817)     19,755,494      (20,836,781)

NET ASSETS:
Beginning of period.........................................     170,366,663      185,955,480      34,636,290       55,473,071
                                                              --------------   --------------  --------------   --------------
End of period...............................................  $  207,715,827   $  170,366,663  $   54,391,784   $   34,636,290
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................       2,050,002        2,450,002       1,250,002        1,600,002
Shares sold.................................................         900,000          850,000         500,000          700,000
Shares redeemed.............................................      (1,000,000)      (1,250,000)       (250,000)      (1,050,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period...........................       1,950,002        2,050,002       1,500,002        1,250,002
                                                              ==============   ==============  ==============   ==============


Page 102                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
         ALPHADEX(R) FUND                ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)
 -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended
   1/31/2021        Year Ended      1/31/2021        Year Ended      1/31/2021        Year Ended
  (Unaudited)       7/31/2020      (Unaudited)       7/31/2020      (Unaudited)       7/31/2020
 --------------   --------------  --------------   --------------  --------------   --------------


 $       16,901   $      696,609  $      721,289   $      632,126  $       92,294   $      857,714
     89,821,770       (8,655,479)     11,126,378      (15,405,299)     32,472,978      (31,811,152)
     29,126,497       37,231,806      14,076,727        4,825,237      49,599,500        3,251,788
 --------------   --------------  --------------   --------------  --------------   --------------

    118,965,168       29,272,936      25,924,394       (9,947,936)     82,164,772      (27,701,650)
 --------------   --------------  --------------   --------------  --------------   --------------

     (1,105,830)        (906,911)       (640,936)        (854,116)       (269,720)        (937,821)
 --------------   --------------  --------------   --------------  --------------   --------------

    277,305,952      120,090,749     112,309,923       12,338,992     167,809,381       12,604,591
   (245,178,295)    (120,133,429)    (30,402,494)     (16,020,220)    (59,506,115)    (116,112,612)
 --------------   --------------  --------------   --------------  --------------   --------------

     32,127,657          (42,680)     81,907,429       (3,681,228)    108,303,266     (103,508,021)
 --------------   --------------  --------------   --------------  --------------   --------------
    149,986,995       28,323,345     107,190,887      (14,483,280)    190,198,318     (132,147,492)

    338,149,022      309,825,677      46,175,790       60,659,070     146,703,838      278,851,330
 --------------   --------------  --------------   --------------  --------------   --------------
 $  488,136,017   $  338,149,022  $  153,366,677   $   46,175,790  $  336,902,156   $  146,703,838
 ==============   ==============  ==============   ==============  ==============   ==============

      6,600,002        6,650,002       1,500,002        1,750,002       3,300,002        5,950,002
      4,700,000        2,600,000       2,800,000          350,000       2,950,000          300,000
     (4,100,000)      (2,650,000)       (700,000)        (600,000)     (1,200,000)      (2,950,000)
 --------------   --------------  --------------   --------------  --------------   --------------
      7,200,002        6,600,002       3,600,002        1,500,002       5,050,002        3,300,002
 ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    62.29     $    62.11    $    60.79    $    54.07     $    46.93    $    45.96
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.40           0.93          0.77          0.69           0.61          0.64
Net realized and unrealized gain (loss)          11.56           0.20          1.28          6.69           7.16          0.95
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 11.96           1.13          2.05          7.38           7.77          1.59
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.45)         (0.95)        (0.73)        (0.66)         (0.63)        (0.62)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    73.80     $    62.29    $    62.11    $    60.79     $    54.07    $    46.93
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 19.25%          1.95%         3.48%        13.72%         16.68%         3.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,007,366     $  924,980    $1,434,679    $1,540,924     $1,554,447    $1,506,341
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (b)      0.59%         0.60%         0.61%          0.61%         0.61%
Ratio of net expenses to average net
   assets                                         0.60% (b)      0.59%         0.60%         0.61%          0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                             1.12% (b)      1.49%         1.29%         1.17%          1.21%         1.43%
Portfolio turnover rate (c)                         50%           104%          102%           87%            90%          109%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    64.83     $    69.86    $    69.63    $    59.91     $    52.80    $    52.97
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.42           0.85          0.63          0.61           0.56          0.56
Net realized and unrealized gain (loss)          20.24          (4.93)         0.16          9.71           7.12         (0.21)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 20.66          (4.08)         0.79         10.32           7.68          0.35
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.59)         (0.95)        (0.56)        (0.60)         (0.57)        (0.52)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    84.90     $    64.83    $    69.86    $    69.63     $    59.91    $    52.80
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 32.00%         (5.86)%        1.22%        17.30%         14.61%         0.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  802,279     $  589,912    $  887,176    $  901,732     $  697,995    $  644,144
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (b)      0.60%         0.61%         0.62%          0.63%         0.63%
Ratio of net expenses to average net
   assets                                         0.60% (b)      0.60%         0.61%         0.62%          0.63%         0.63%
Ratio of net investment income (loss) to
   average net assets                             1.07% (b)      1.32%         0.94%         0.94%          1.00%         1.10%
Portfolio turnover rate (c)                         64%           115%          114%          101%           103%          126%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 104                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    55.98     $    61.84    $    66.80    $    56.23     $    48.91    $    48.24
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.32           0.51          0.60          0.52           0.41          0.39
Net realized and unrealized gain (loss)          24.95          (5.75)        (4.98)        10.53           7.40          0.64
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 25.27          (5.24)        (4.38)        11.05           7.81          1.03
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.35)         (0.62)        (0.58)        (0.48)         (0.49)        (0.36)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    80.90     $    55.98    $    61.84    $    66.80     $    56.23    $    48.91
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 45.27%         (8.55)%       (6.52)%       19.72% (b)     16.03%         2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  740,274     $  397,470    $  602,918    $  728,102     $  491,997    $  442,627
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (c)      0.61%         0.62%         0.63%          0.63%         0.64%
Ratio of net expenses to average net
   assets                                         0.60% (c)      0.61%         0.62%         0.63%          0.63%         0.64%
Ratio of net investment income (loss) to
   average net assets                             0.98% (c)      0.93%         0.96%         0.87%          0.78%         0.86%
Portfolio turnover rate (d)                         64%           123%          117%          116%           111%          126%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    46.39     $    52.79    $    54.07    $    50.94     $    41.98    $    41.61
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.54           1.11          1.02          1.02           0.77          0.78 (e)
Net realized and unrealized gain (loss)           9.30          (6.28)        (1.43)         3.08           8.96          0.38
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  9.84          (5.17)        (0.41)         4.10           9.73          1.16
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.62)         (1.23)        (0.87)        (0.97)         (0.77)        (0.79)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    55.61     $    46.39    $    52.79    $    54.07     $    50.94    $    41.98
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 21.34%         (9.84)%       (0.65)%        8.12%         23.35%         2.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  775,828     $  617,016    $1,166,569    $1,146,354     $1,056,997    $  831,256
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (c)      0.60%         0.60%         0.61%          0.62%         0.62%
Ratio of net expenses to average net
   assets                                         0.60% (c)      0.60%         0.60%         0.61%          0.62%         0.62%
Ratio of net investment income (loss) to
   average net assets                             2.14% (c)      2.12%         1.99%         1.92%          1.63%         2.00%
Portfolio turnover rate (d)                         55%            94%           96%           82%            72%           94%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Based on average shares outstanding.

                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    82.09     $    71.35    $    66.91    $    55.88     $    51.56    $    49.95
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.00) (a)      0.55          0.37          0.23           0.33          0.35
Net realized and unrealized gain (loss)          14.43          10.80          4.39         11.03           4.33          1.60
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 14.43          11.35          4.76         11.26           4.66          1.95
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.04)         (0.61)        (0.32)        (0.23)         (0.34)        (0.34)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    96.48     $    82.09    $    71.35    $    66.91     $    55.88    $    51.56
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (b)                                 17.60%         16.10%         7.16%        20.19%          9.10%         3.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,041,985     $  989,147    $1,041,726    $  899,998     $  650,949    $  618,698
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (c)      0.60%         0.61%         0.61%          0.62%         0.62%
Ratio of net expenses to average net
   assets                                         0.59% (c)      0.60%         0.61%         0.61%          0.62%         0.62%
Ratio of net investment income (loss) to
   average net assets                            (0.01)%(c)      0.76%         0.56%         0.36%          0.63%         0.73%
Portfolio turnover rate (d)                         58%           138%          132%          119%           148%          149%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    46.72     $    54.39    $    57.35    $    52.84     $    44.91    $    44.75
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.48           0.95          0.92          0.96           0.73          0.70
Net realized and unrealized gain (loss)          12.65          (7.54)        (3.04)         4.45           7.96          0.13
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 13.13          (6.59)        (2.12)         5.41           8.69          0.83
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.55)         (1.08)        (0.84)        (0.90)         (0.76)        (0.67)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    59.30     $    46.72    $    54.39    $    57.35     $    52.84    $    44.91
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (b)                                 28.28%        (12.24)%       (3.62)%       10.30%         19.46%         1.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   71,160     $   51,387    $   84,301    $   91,766     $  110,959    $  103,296
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.73% (c)      0.74%         0.73%         0.70%          0.66%         0.68%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.66%         0.68%
Ratio of net investment income (loss) to
   average net assets                             1.87% (c)      1.86%         1.69%         1.67%          1.45%         1.61%
Portfolio turnover rate (d)                         55%            98%           96%           89%            81%           96%


(a)   Amount is less than $(0.01).

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    83.11     $    75.90    $    72.71    $    59.33     $    53.31    $    52.16
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.02           0.42          0.22          0.12           0.25          0.24
Net realized and unrealized gain (loss)          23.52           7.27          3.14         13.40           6.04          1.13
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 23.54           7.69          3.36         13.52           6.29          1.37
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.13)         (0.48)        (0.17)        (0.14)         (0.27)        (0.22)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $   106.52     $    83.11    $    75.90    $    72.71     $    59.33    $    53.31
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 28.36%         10.23%         4.65%        22.82%         11.85%         2.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  207,716     $  170,367    $  185,955    $  192,685     $  103,829    $   85,293
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.63% (b)      0.63%         0.66%         0.69%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.63% (b)      0.63%         0.66%         0.69%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.04% (b)      0.56%         0.31%         0.18%          0.44%         0.50%
Portfolio turnover rate (c)                         52%           123%          130%          118%           142%          160%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    27.71     $    34.67    $    36.71    $    33.65     $    29.47    $    29.56
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.31           0.63          0.51          0.58           0.44          0.43
Net realized and unrealized gain (loss)           8.60          (6.86)        (2.10)         3.04           4.17         (0.10)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  8.91          (6.23)        (1.59)         3.62           4.61          0.33
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.36)         (0.73)        (0.45)        (0.56)         (0.43)        (0.42)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    36.26     $    27.71    $    34.67    $    36.71     $    33.65    $    29.47
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 32.34%        (18.19)%       (4.26)%       10.80%         15.72%         1.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   54,392     $   34,636    $   55,473    $   49,565     $   57,201    $   47,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.78% (b)      2.04%         1.49%         1.61%          1.31%         1.49%
Portfolio turnover rate (c)                         69%           107%          113%           94%            95%          114%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    51.23     $    46.59    $    43.80    $    35.07     $    31.22    $    31.31
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.01           0.11          0.04          0.03           0.15          0.11
Net realized and unrealized gain (loss)          16.72           4.67          2.77          8.75           3.87         (0.11)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 16.73           4.78          2.81          8.78           4.02          0.00
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.16)         (0.14)        (0.02)        (0.05)         (0.17)        (0.09)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    67.80     $    51.23    $    46.59    $    43.80     $    35.07    $    31.22
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 32.71%         10.28%         6.43%        25.06%         12.94%         0.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  488,136     $  338,149    $  309,826    $  214,639     $   94,700    $   82,725
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.01% (b)      0.23%         0.09%         0.02%          0.48%         0.35%
Portfolio turnover rate (c)                         72%           135%          144%          124%           153%          193%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 108                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    30.78     $    34.66    $    38.98    $    34.33     $    30.19    $    30.20
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.24           0.38          0.57          0.48           0.41          0.26
Net realized and unrealized gain (loss)          11.83          (3.75)        (4.36)         4.60           4.23         (0.04)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 12.07          (3.37)        (3.79)         5.08           4.64          0.22
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.25)         (0.51)        (0.53)        (0.43)         (0.50)        (0.23)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    42.60     $    30.78    $    34.66    $    38.98     $    34.33    $    30.19
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 39.38%         (9.83)%       (9.69)%       14.86% (b)     15.41%         0.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  153,367     $   46,176    $   60,659    $   76,003     $   61,802    $   54,341
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.60% (c)      1.18%         1.58%         1.28%          1.22%         0.89%
Portfolio turnover rate (d)                         58%           120%          120%          123%           110%          125%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2021      -------------------------------------------------------------------
                                           (UNAUDITED)        2020          2019          2018           2017          2016
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    44.46     $    46.87    $    48.79    $    38.83     $    33.24    $    32.18
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.03           0.17          0.02          0.06           0.05          0.09
Net realized and unrealized gain (loss)          22.29          (2.40)        (1.93)         9.97           5.63          1.04
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 22.32          (2.23)        (1.91)        10.03           5.68          1.13
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.07)         (0.18)        (0.01)        (0.07)         (0.09)        (0.07)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    66.71     $    44.46    $    46.87    $    48.79     $    38.83    $    33.24
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 50.26%         (4.79)%       (3.90)%       25.85% (e)     17.12%         3.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  336,902     $  146,704    $  278,851    $  361,010     $  116,483    $   56,502
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.09% (c)      0.44%         0.04%         0.11%          0.12%         0.32%
Portfolio turnover rate (d)                         76%           137%          152%          141%           162%          161%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

                        See Notes to Financial Statements               Page 109


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or Style Fund. This report covers the eleven Style Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Style
Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX")
        First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX")
        First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX")
        First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA")
        First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC")
        First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB")
        First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD")
        First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK")
        First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY")
        First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT")
        First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                                                                        Page 111


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2021, all the
Funds except FNK had securities in the securities lending program. During the six months ended January 31, 2021, all the Funds participated in the securities lending program.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2021, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of January 31, 2021.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2020, was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    18,540,837          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                           11,195,657                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          5,394,021                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        23,055,097                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                        8,241,982                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,551,937                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                        1,097,351                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                           1,096,681                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                            906,911                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                           854,116                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                          937,821                       --                       --


                                                                        Page 113


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

As of July 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     1,007,856          $  (332,483,001)         $    75,997,651
First Trust Mid Cap Core AlphaDEX(R) Fund                            1,093,337             (267,315,539)              37,527,071
First Trust Small Cap Core AlphaDEX(R) Fund                            446,799             (294,653,725)              26,108,396
First Trust Large Cap Value AlphaDEX(R) Fund                         1,419,906             (308,180,525)             (37,588,966)
First Trust Large Cap Growth AlphaDEX(R) Fund                               --             (190,918,637)             222,657,272
First Trust Multi Cap Value AlphaDEX(R) Fund                           102,665              (42,163,763)              (3,302,261)
First Trust Multi Cap Growth AlphaDEX(R) Fund                           89,962              (42,635,787)              38,915,614
First Trust Mid Cap Value AlphaDEX(R) Fund                              51,319              (27,406,849)              (4,862,290)
First Trust Mid Cap Growth AlphaDEX(R) Fund                            537,262              (77,991,357)              72,277,480
First Trust Small Cap Value AlphaDEX(R) Fund                            90,561              (40,129,197)                (102,691)
First Trust Small Cap Growth AlphaDEX(R) Fund                               --             (118,465,502)              24,861,286


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                            Non-Expiring Capital
                                                             Loss Carryforwards
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $   332,483,001
First Trust Mid Cap Core AlphaDEX(R) Fund                          267,315,539
First Trust Small Cap Core AlphaDEX(R) Fund                        294,653,725
First Trust Large Cap Value AlphaDEX(R) Fund                       308,180,525
First Trust Large Cap Growth AlphaDEX(R) Fund                      190,918,637
First Trust Multi Cap Value AlphaDEX(R) Fund                        42,163,763
First Trust Multi Cap Growth AlphaDEX(R) Fund                       42,635,787
First Trust Mid Cap Value AlphaDEX(R) Fund                          27,406,849
First Trust Mid Cap Growth AlphaDEX(R) Fund                         77,991,357
First Trust Small Cap Value AlphaDEX(R) Fund                        40,129,197
First Trust Small Cap Growth AlphaDEX(R) Fund                      118,465,502


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2020, the Funds had no net late year ordinary or capital losses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund,
First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value
AlphaDEX(R) Fund and First Trust Small Cap Growth AlphaDEX(R) Fund (the "Unitary
Fee Funds"), for which expenses other than excluded expenses (discussed in Note
3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with
Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the
Unitary Fee Funds, are required to pay licensing fees, which are shown on the
Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core
AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large
Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First
Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each
Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement
("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such
Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses)
exceed 0.70% of average daily net assets per year (the "Expense Cap"). These
Funds will have the Expense Cap in effect until at least November 30, 2021.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
January 31, 2021 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                   Fees Waived or Expenses Borne by First Trust
                                                                                Subject to Recovery
                                                           -------------------------------------------------------------
                                                              Six                                    Six
                                Advisory      Expense       Months        Year         Year        Months
                                   Fee         Reim-         Ended        Ended        Ended        Ended
                                 Waivers     bursements    7/31/2018    7/31/2019    7/31/2020    1/31/2021      Total
                                ---------    ----------    ---------    ---------    ---------    ---------    ---------
First Trust Multi Cap Value
   AlphaDEX(R) Fund             $  10,032    $       --    $     --     $  23,214    $  27,452    $  10,032    $  60,698


The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                        Page 115


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   478,608,971      $   479,301,436
First Trust Mid Cap Core AlphaDEX(R) Fund                                     416,170,101          418,290,385
First Trust Small Cap Core AlphaDEX(R) Fund                                   325,276,079          325,518,193
First Trust Large Cap Value AlphaDEX(R) Fund                                  377,833,095          378,605,365
First Trust Large Cap Growth AlphaDEX(R) Fund                                 598,525,841          600,842,286
First Trust Multi Cap Value AlphaDEX(R) Fund                                   32,757,827           32,841,670
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  97,507,835           97,577,060
First Trust Mid Cap Value AlphaDEX(R) Fund                                     25,266,578           25,339,719
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   293,055,061          294,040,710
First Trust Small Cap Value AlphaDEX(R) Fund                                   50,818,325           50,381,325
First Trust Small Cap Growth AlphaDEX(R) Fund                                 150,484,595          150,309,413


For the six months ended January 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   169,714,698      $   250,410,550
First Trust Mid Cap Core AlphaDEX(R) Fund                                     211,904,835          177,108,906
First Trust Small Cap Core AlphaDEX(R) Fund                                   277,397,529          124,093,920
First Trust Large Cap Value AlphaDEX(R) Fund                                   65,518,518           30,055,400
First Trust Large Cap Growth AlphaDEX(R) Fund                                 544,791,177          669,717,171
First Trust Multi Cap Value AlphaDEX(R) Fund                                   10,927,180            5,525,866
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  86,052,028           97,130,423
First Trust Mid Cap Value AlphaDEX(R) Fund                                     18,413,347            7,726,958
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   277,027,708          245,211,107
First Trust Small Cap Value AlphaDEX(R) Fund                                  112,010,854           30,452,952
First Trust Small Cap Growth AlphaDEX(R) Fund                                 167,802,592           59,837,788


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund's shares for a basket


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 117


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

                                                                        Page 119


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 7, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 7, 2021